UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 23.2%
BlackRock Global Allocation Fund, Inc., Class K (b)	1,245,873	$22,400,804
BlackRock Global Long/Short Equity Fund, Class K (b)	1,094,418	11,458,557
iShares Core MSCI EAFE ETF	62,646	3,250,701
iShares Core S&P Total U.S. Stock Market ETF	273,172	26,019,633
iShares Edge MSCI Min Vol USA ETF	140,700	6,501,747
iShares MSCI ACWI ETF	78,968	4,440,371

		74,071,813

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 76.3%
BlackRock Global Long/Short Credit Fund, Class K (b)	2,235,187	$21,949,533
BlackRock High Yield Bond Portfolio, Class K	767,893	5,636,338
BlackRock Strategic Income Opportunities Portfolio, Class K	4,831,354	46,960,762
iShares 20+ Year Treasury Bond ETF (c)	121,228	16,838,569
iShares Core U.S. Aggregate Bond ETF	476,727	53,665,158
iShares Floating Rate Bond ETF	437,173	22,129,697
iShares iBoxx $ Investment Grade Corporate Bond ETF	179,900	22,079,127
iShares TIPS Bond ETF	139,509	16,276,515
Master Total Return Portfolio	$38,403,588	38,403,588

		243,939,287

Short-Term Securities — 14.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	29,959,714	29,959,714
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (d)(e)	$16,415,387	16,415,387

		46,375,101
Total Affiliated Investment Companies (Cost — $359,219,100*) — 114.0%		364,386,201
Liabilities in Excess of Other Assets — (14.0)%		(44,754,118)

Net Assets — 100.0%		$319,632,083

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$359,311,508

Gross unrealized appreciation	$10,502,486
Gross unrealized depreciation	(5,427,793)

Net unrealized appreciation	$5,074,693

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund

(a)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Global Allocation Fund, Inc., Class K	—	1,936,525		690,652	1,245,873	$22,400,804	—		$(235,446)
BlackRock Global Allocation Fund, Inc., Institutional Class	906,972	1,024,254		1,931,226	—	—	$155,882		(800,378)
BlackRock Global Long/Short Credit Fund, Class K	—	2,269,992		34,805	2,235,187	21,949,533	—		671
BlackRock Global Long/Short Credit Fund, Institutional Class	1,123,650	809,211		1,932,861	—	—	726,363		(1,224,467)
BlackRock Global Long/Short Equity Fund, Class K	—	1,112,200		17,782	1,094,418	11,458,557	—		(1,618)
BlackRock Global Long/Short Equity Fund, Institutional Class	549,179	390,920		940,099	—	—	—		(389,614)
BlackRock High Yield Bond Portfolio, Class K	464,755	378,705		75,567	767,893	5,636,338	195,880		(36,557)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,418,598	28,541,116	[1]	—	29,959,714	29,959,714	6,189		45
BlackRock Liquidity Series, LLC, Money Market Series	$ 6,717,542	$9,697,845	[1]	—	$16,415,387	16,415,387	20,316	[2]	—
BlackRock Low Duration Bond Portfolio, Class K	308,768	86,881		395,649	—	—	19,502		(27,366)
BlackRock Strategic Income Opportunities Portfolio, Class K	—	6,561,798		1,730,444	4,831,354	46,960,762	428,923		7,545
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	3,348,752	2,253,379		5,602,131	—	—	500,832		(1,455,505)
iShares 20+ Year Treasury Bond ETF	55,738	69,140		3,650	121,228	16,838,569	197,427		(8,546)
iShares Core MSCI EAFE ETF	55,015	107,381		99,750	62,646	3,250,701	32,055		(586,349)
iShares Core S&P Total U.S. Stock Market ETF	140,416	154,736		21,980	273,172	26,019,633	335,595		(73,586)
iShares Core U.S. Aggregate Bond ETF	178,598	311,719		13,590	476,727	53,665,158	600,874		28,531
iShares Edge MSCI Min Vol USA ETF	—	140,700		—	140,700	6,501,747	—		—
iShares Floating Rate Bond ETF	233,282	230,661		26,770	437,173	22,129,697	84,080		(7,369)
iShares iBoxx $ Investment Grade Corporate Bond ETF	27,053	187,042		34,195	179,900	22,079,127	40,710		(66,407)
iShares MSCI ACWI ETF	53,713	39,415		14,160	78,968	4,440,371	170,812		(135,605)
iShares TIPS Bond ETF	74,153	72,126		6,770	139,509	16,276,515	9,269		(8,844)
Master Total Return Portfolio	$20,382,280	$18,021,308	[1,3]	—	$38,403,588	38,403,588	733,789		(177,090)
Total						$364,386,201	$4,258,498		$(5,197,955)

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock 20/80 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$74,071,813	—	—	$74,071,813
Fixed Income Funds[1]	205,535,699	$38,403,588	—	243,939,287
Short-Term Securities	29,959,714	16,415,387	—	46,375,101

Total	$309,567,226	$54,818,975	—	$364,386,201

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $16,415,387 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 45.7%
BlackRock Global Allocation Fund, Inc., Class K (b)	2,490,009	$44,770,364
BlackRock Global Long/Short Equity Fund, Class K (b)	1,192,297	12,483,351
iShares Core MSCI EAFE ETF	200,111	10,383,760
iShares Core S&P Total U.S. Stock Market ETF	662,819	63,133,510
iShares Edge MSCI Min Vol Emerging Markets ETF	183,872	9,485,956
iShares Edge MSCI Min Vol USA ETF	150,700	6,963,847
iShares Edge MSCI USA Momentum Factor ETF (c)	97,651	7,460,536
iShares MSCI ACWI ETF	56,402	3,171,484

		157,852,808

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 53.8%
BlackRock Global Long/Short Credit Fund, Class K (b)	1,712,602	$16,817,757
BlackRock High Yield Bond Portfolio, Class K	278,603	2,044,945
BlackRock Strategic Income Opportunities Portfolio, Class K	5,179,003	50,339,906
iShares 20+ Year Treasury Bond ETF (c)	131,908	18,322,021
iShares Core U.S. Aggregate Bond ETF	97,615	10,988,521
iShares Floating Rate Bond ETF	271,054	13,720,753
iShares iBoxx $ Investment Grade Corporate Bond ETF	165,200	20,274,996
iShares J.P. Morgan USD Emerging Markets Bond ETF	38,815	4,469,547
iShares TIPS Bond ETF	61,332	7,155,604
Master Total Return Portfolio	$41,686,892	41,686,892

		185,820,942

Short-Term Securities — 14.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	29,017,031	29,017,031
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (d)(e)	$19,838,152	19,838,152

		48,855,183
Total Affiliated Investment Companies (Cost — $386,218,458*) — 113.6%		392,528,933
Liabilities in Excess of Other Assets — (13.6)%		(47,002,710)

Net Assets — 100.0%		$345,526,223

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$386,660,186

Gross unrealized appreciation	$10,791,216
Gross unrealized depreciation	(4,922,469)

Net unrealized appreciation	$5,868,747

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund

(a)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	265,482	181,051		446,533	—	—	$158,491		$(1,399,488)
BlackRock Global Allocation Fund, Inc., Class K	—	3,218,621		728,612	2,490,009	44,770,364	—		(249,155)
BlackRock Global Allocation Fund, Inc., Institutional Class	1,589,455	1,588,350		3,177,805	—	—	261,723		(1,518,473)
BlackRock Global Long/Short Credit Fund, Class K	—	1,735,652		23,050	1,712,602	16,817,757	—		570
BlackRock Global Long/Short Credit Fund, Institutional Class	891,082	583,888		1,474,970	—	—	555,194		(988,740)
BlackRock Global Long/Short Equity Fund, Class K	—	1,209,140		16,843	1,192,297	12,483,351	—		(2,698)
BlackRock Global Long/Short Equity Fund, Institutional Class	634,380	361,734		996,114	—	—	—		(496,256)
BlackRock High Yield Bond Portfolio, Class K	113,818	169,163		4,378	278,603	2,044,945	62,989		2,965
BlackRock Liquidity Funds, TempFund, Institutional Class	1,662,173	27,354,858	[1]	—	29,017,031	29,017,031	5,930		71
BlackRock Liquidity Series, LLC, Money Market Series	$ 5,755,810	$14,082,342	[1]	—	$19,838,152	19,838,152	75,174	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	6,695,837		1,516,834	5,179,003	50,339,906	446,504		5,812
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	3,223,000	2,444,704		5,667,704	—	—	489,011		(1,377,329)
iShares 20+ Year Treasury Bond ETF	64,721	71,540		4,353	131,908	18,322,021	218,596		(4,712)
iShares Core MSCI EAFE ETF	96,282	215,109		111,280	200,111	10,383,760	249,125		(957,725)
iShares Core MSCI Emerging Markets ETF	102,396	91,912		194,308	—	—	72,973		(1,181,122)
iShares Core S&P Total U.S. Stock Market ETF	355,179	351,740		44,100	662,819	63,133,510	830,193		(136,617)
iShares Core U.S. Aggregate Bond ETF	27,935	79,680		10,000	97,615	10,988,521	105,927		4,456
iShares Edge MSCI Min Vol Emerging Markets ETF	—	186,272		2,400	183,872	9,485,956	115,913		(4,040)
iShares Edge MSCI Min Vol USA ETF	—	150,700		—	150,700	6,963,847	—		—
iShares Edge MSCI USA Momentum Factor ETF	—	98,851		1,200	97,651	7,460,536	35,828		(620)
iShares Floating Rate Bond ETF	150,623	141,871		21,440	271,054	13,720,753	52,975		(5,031)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	165,200		—	165,200	20,274,996	—		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	24,410	14,905		500	38,815	4,469,547	123,915		(415)
iShares MSCI ACWI ETF	53,074	24,028		20,700	56,402	3,171,484	89,809		(208,158)
iShares TIPS Bond ETF	68,127	45,705		52,500	61,332	7,155,604	6,264		(106,610)
Master Total Return Portfolio	$22,990,720	$18,696,172	[1,3]	—	$41,686,892	41,686,892	802,141		(190,281)
Total						$392,528,933	$4,758,675		$(8,813,596)

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock 40/60 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
54	U.S. Dollar Index Futures	September 2016	$5,194,962	$129,781

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$157,852,808	—	—	$157,852,808
Fixed Income Funds[1]	144,134,050	$41,686,892	—	185,820,942
Short-Term Securities	29,017,031	19,838,152	—	48,855,183

Total	$331,003,889	$61,525,044	—	$392,528,933

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$129,781	—	—	$129,781

[1] See above Schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$114,000	—	—	$114,000
Liabilities:
Collateral on securities loaned at value	—	$(19,838,152)	—	(19,838,152)

Total	$114,000	$(19,838,152)	—	$(19,724,152)

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 63.2%
BlackRock Basic Value Fund, Inc., Class K	1,460,177	$33,949,106
BlackRock Global Allocation Fund, Inc., Class K (b)	2,220,922	39,932,175
BlackRock Global Long/Short Equity Fund, Class K (b)	1,209,100	12,659,274
iShares Core MSCI EAFE ETF	626,780	32,523,614
iShares Core S&P Total U.S. Stock Market ETF (c)	713,243	67,936,396
iShares Edge MSCI Min Vol Emerging Markets ETF	174,953	9,025,825
iShares Edge MSCI Min Vol USA ETF	290,300	13,414,763
iShares Edge MSCI USA Momentum Factor ETF	92,598	7,074,487

		216,515,640

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 34.6%
BlackRock Global Long/Short Credit Fund, Class K (b)	664,066	$6,521,131
BlackRock Strategic Income Opportunities Portfolio, Class K	2,670,430	25,956,583
iShares 20+ Year Treasury Bond ETF (c)	51,988	7,221,133
iShares Core U.S. Aggregate Bond ETF	60,690	6,831,873
iShares Floating Rate Bond ETF	266,502	13,490,331
iShares iBoxx $ Investment Grade Corporate Bond ETF	159,500	19,575,435
iShares J.P. Morgan USD Emerging Markets Bond ETF	42,664	4,912,760
iShares TIPS Bond ETF	59,521	6,944,315
Master Total Return Portfolio	$27,177,823	27,177,823

		118,631,384

Short-Term Securities — 12.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	36,195,350	36,195,350
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (d)(e)	$7,125,988	7,125,988

		43,321,338
Total Affiliated Investment Companies
(Cost — $376,393,559*) — 110.5%		378,468,362
Liabilities in Excess of Other Assets — (10.5)%		(36,104,712)

Net Assets — 100.0%		$342,363,650

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$376,444,699

Gross unrealized appreciation	$5,995,665
Gross unrealized depreciation	(3,972,002)

Net unrealized appreciation	$2,023,663

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund

(a)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	481,180	1,060,311		81,314	1,460,177	$33,949,106	$308,662		$1,564,177
BlackRock Global Allocation Fund, Inc., Class K	—	2,938,769		717,847	2,220,922	39,932,175	—		(247,446)
BlackRock Global Allocation Fund, Inc., Institutional Class	1,119,311	1,763,949		2,883,260	—	—	204,446		(953,152)
BlackRock Global Long/Short Credit Fund, Class K	—	669,712		5,646	664,066	6,521,131	—		9
BlackRock Global Long/Short Credit Fund, Institutional Class	238,706	247,171		485,877	—	—	163,770		(276,465)
BlackRock Global Long/Short Equity Fund, Class K	—	1,787,999		578,899	1,209,100	12,659,274	—		(301,783)
BlackRock Global Long/Short Equity Fund, Institutional Class	673,616	663,320		1,336,936	—	—	—		(604,477)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,374,481	34,820,869	[1]	—	36,195,350	36,195,350	6,757		63
BlackRock Liquidity Series, LLC, Money Market Series	$ 3,316,362	$3,809,626	[1]	—	$7,125,988	7,125,988	51,360	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	4,066,917		1,396,487	2,670,430	25,956,583	257,247		3,537
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,600,263	1,565,624		3,165,887	—	—	257,192		(708,180)
iShares 20+ Year Treasury Bond ETF	—	52,388		400	51,988	7,221,133	49,670		(1,376)
iShares Core MSCI EAFE ETF	274,121	453,389		100,730	626,780	32,523,614	763,724		(1,075,983)
iShares Core MSCI Emerging Markets ETF	90,739	70,634		161,373	—	—	70,612		(1,050,672)
iShares Core S&P Total U.S. Stock Market ETF	294,837	457,456		39,050	713,243	67,936,396	796,647		(224,540)
iShares Core U.S. Aggregate Bond ETF	10,864	66,105		16,279	60,690	6,831,873	51,143		3,319
iShares Edge MSCI Min Vol Emerging Markets ETF	—	176,453		1,500	174,953	9,025,825	107,556		(4,113)
iShares Edge MSCI Min Vol USA ETF	—	290,300		—	290,300	13,414,763	—		—
iShares Edge MSCI USA Momentum Factor ETF	—	93,398		800	92,598	7,074,487	31,681		(278)
iShares Floating Rate Bond ETF	49,456	219,246		2,200	266,502	13,490,331	37,026		(277)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	159,500		—	159,500	19,575,435	—		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	21,598	29,966		8,900	42,664	4,912,760	117,213		(54,038)
iShares MSCI ACWI ETF	19,579	13,310		32,889	—	—	20,664		(246,903)
iShares TIPS Bond ETF	36,047	46,714		23,240	59,521	6,944,315	4,147		(47,699)
Master Total Return Portfolio	$10,762,947	$16,414,876	[1,3]	—	$27,177,823	27,177,823	446,342		(92,455)
Total						$378,468,362	$3,745,859		$(4,318,732)

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock 60/40 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
168	U.S. Dollar Index Futures	September 2016	$16,162,104	$398,025

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$216,515,640	—	—	$216,515,640
Fixed Income Funds[1]	91,453,561	$27,177,823	—	118,631,384
Short-Term Securities	36,195,350	7,125,988	—	43,321,338

Total	$344,164,551	$34,303,811	—	$378,468,362

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$398,025	—	—	$398,025

[1] See above Schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$353,000	—	—	$353,000
Liabilities:
Collateral on securities loaned at value	—	$(7,125,988)	—	(7,125,988)

Total	$353,000	$(7,125,988)	—	$(6,772,988)

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 82.5%
BlackRock Basic Value Fund, Inc., Class K	563,850	$13,109,506
BlackRock Global Allocation Fund, Inc., Class K (b)	791,090	14,223,806
BlackRock Global Long/Short Equity Fund, Class K (b)	238,429	2,496,353
BlackRock Global SmallCap Fund, Inc., Institutional Class (b)	661,515	14,454,104
iShares Core MSCI EAFE ETF	433,296	22,483,729
iShares Core S&P Total U.S. Stock Market ETF	275,242	26,216,802
iShares Edge MSCI Min Vol Emerging Markets ETF	118,223	6,099,125
iShares Edge MSCI Min Vol USA ETF	112,000	5,175,520
iShares Edge MSCI USA Momentum Factor ETF (c)	70,187	5,362,287

		109,621,232

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 15.5%
BlackRock Global Long/Short Credit Fund, Class K (b)	258,579	$2,539,250
iShares 20+ Year Treasury Bond ETF (c)	20,993	2,915,928
iShares Core U.S. Aggregate Bond ETF	24,579	2,766,858
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,500	2,515,965
iShares J.P. Morgan USD Emerging Markets Bond ETF	15,743	1,812,806
iShares TIPS Bond ETF	23,914	2,790,046
Master Total Return Portfolio	$5,270,026	5,270,026

		20,610,879

Short-Term Securities — 12.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)	9,415,191	9,415,191
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (d)(e)	$6,785,874	6,785,874

		16,201,065
Total Affiliated Investment Companies
(Cost — $147,020,731*) — 110.2%		146,433,176
Liabilities in Excess of Other Assets — (10.2)%		(13,534,526)

Net Assets — 100.0%		$132,898,650

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$147,083,712

Gross unrealized appreciation	$2,304,328
Gross unrealized depreciation	(2,954,864)

Net unrealized depreciation	$(650,536)

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund

(a)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	229,584	364,215		29,949	563,850	$13,109,506	$129,673		$686,199
BlackRock Global Allocation Fund, Inc., Class K	—	1,071,241		280,150	791,091	14,223,806	—		(96,941)
BlackRock Global Allocation Fund, Inc., Institutional Class	473,301	585,361		1,058,662	—	—	75,680		(380,001)
BlackRock Global Long/Short Credit Fund, Class K	—	261,405		2,826	258,579	2,539,250	—		(23)
BlackRock Global Long/Short Credit Fund, Institutional Class	116,108	87,971		204,079	—	—	68,913		(116,207)
BlackRock Global Long/Short Equity Fund, Class K	—	471,471		233,042	238,429	2,496,353	—		(122,026)
BlackRock Global Long/Short Equity Fund, Institutional Class	213,799	158,095		371,894	—	—	—		(178,511)
BlackRock Global SmallCap Fund, Inc., Institutional Class	275,969	401,176		15,630	661,515	14,454,104	—		304,109
BlackRock Liquidity Funds, TempFund, Institutional Class	578,878	8,836,313	[1]	—	9,415,191	9,415,191	2,735		23
BlackRock Liquidity Series, LLC, Money Market Series	$1,274,821	$5,511,053	[1]	—	$6,785,874	6,785,874	27,937	[2]	—
iShares 20+ Year Treasury Bond ETF	—	21,143		150	20,993	2,915,928	20,027		(265)
iShares Core MSCI EAFE ETF	218,916	261,770		47,390	433,296	22,483,729	531,175		(476,959)
iShares Core MSCI Emerging Markets ETF	63,172	46,288		109,460	—	—	43,993		(652,169)
iShares Core S&P Total U.S. Stock Market ETF	154,657	159,315		38,730	275,242	26,216,802	332,422		(352,008)
iShares Core U.S. Aggregate Bond ETF	5,945	27,314		8,680	24,579	2,766,858	22,261		1,053
iShares Edge MSCI Min Vol Emerging Markets ETF	—	119,793		1,570	118,223	6,099,125	72,616		(3,535)
iShares Edge MSCI Min Vol USA ETF	—	112,000		—	112,000	5,175,520	—		—
iShares Edge MSCI USA Momentum Factor ETF	—	70,987		800	70,187	5,362,287	24,752		(309)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	20,500		—	20,500	2,515,965	—		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	8,396	7,572		225	15,743	1,812,806	44,582		(550)
iShares MSCI ACWI ETF	9,928	1,869		11,797	—	—	7,600		(93,554)
iShares TIPS Bond ETF	17,256	16,993		10,335	23,914	2,790,046	1,844		(19,189)
Master Total Return Portfolio	$2,573,555	$2,696,471	[1,3]	—	$5,270,026	5,270,026	92,314		(20,367)
Total						$146,433,176	$1,498,524		$(1,521,230)

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock 80/20 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
116	U.S. Dollar Index Futures	September 2016	$11,159,548	$277,158

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$109,621,232	—	—	$109,621,232
Fixed Income Funds[1]	15,340,853	$5,270,026	—	20,610,879
Short-Term Securities	9,415,191	6,785,874	—	16,201,065

Total	$134,377,276	$12,055,900	—	$146,433,176

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$277,158	—	—	$277,158

[1] See above Schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$244,000	—	—	$244,000
Liabilities:
Collateral on securities loaned at value	—	$(6,785,874)	—	(6,785,874)

Total	$244,000	$(6,785,874)	—	$(6,541,874)

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Core Bond Portfolio
Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1A, Class BR, 2.97%, 9/20/23 (a)(b)	USD	1,640	$1,638,598
Series 2015-2A, Class B, 2.88%, 10/28/27 (a)(b)		1,500	1,484,463
Adirondack Park CLO Ltd., Series 2013-1A, Class B, 2.63%, 4/15/24 (a)(b)		320	316,690
ALM V Ltd., Series 2012-5A, Class A2R, 2.78%, 10/18/27 (a)(b)		1,000	995,013
ALM VII R Ltd., Series 2013-7RA, Class A2, 2.49%, 4/24/24 (a)(b)		1,398	1,395,898
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.49%, 4/24/24 (a)(b)		605	604,092
ALM XII Ltd., Series 2015-12A, Class B, 3.88%, 4/16/27 (a)(b)		500	494,137
ALM XIV Ltd., Series 2014-14A, Class A1, 2.06%, 7/28/26 (a)(b)		4,240	4,220,973
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.45%, 6/17/31 (a)(b)		339	335,377
AMMC CLO IX Ltd.:
Series 2011-9A, Class B1R, 3.13%, 1/15/22 (a)(b)		3,070	3,070,000
Series 2011-9A, Class CR, 4.23%, 1/15/22 (a)(b)		900	899,973
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1, 1.82%, 7/13/25 (a)(b)		670	663,617
Series 2013-1A, Class A2A, 2.38%, 7/13/25 (a)(b)		440	426,759
Apidos CLO IX, Series 2012-9AR, Class BR, 2.48%, 7/15/23 (a)(b)		1,415	1,394,809
Apidos CLO XI, Series 2012-11A, Class A, 2.02%, 1/17/23 (a)(b)		1,530	1,512,271
Apidos CLO XII, Series 2013-12A, Class A, 1.73%, 4/15/25 (a)(b)		7,024	6,955,165
Apidos CLO XV, Series 2013-15A, Class A1, 1.98%, 10/20/25 (a)(b)		500	495,305
Apidos CLO XVI, Series 2013-16A, Class A1, 2.08%, 1/19/25 (a)(b)		950	945,296
Apidos CLO XVIII, Series 2014-18A, Class A1, 2.05%, 7/22/26 (a)(b)		370	369,075
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 0.85%, 4/16/21 (a)(b)		1,432	1,415,016
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.13%, 2/17/26 (a)(b)		2,330	2,324,175
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		444	446,711
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		1,043	1,075,603

Asset-Backed Securities		Par (000)	Value
Babson CLO Ltd., Series 2013-IA, Class A, 1.73%, 4/20/25 (a)(b)	USD	1,790	$1,771,080
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 2.04%, 10/22/25 (a)(b)		3,965	3,932,441
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.83%, 7/15/24 (a)(b)		1,850	1,827,654
Benefit Street Partners CLO Ltd., Series 2012-IA, Class A2R, 2.88%, 10/15/25 (a)(b)		2,550	2,546,685
BlueMountain CLO Ltd.:
Series 2012-2A, Class B1, 2.70%, 11/20/24 (a)(b)		2,850	2,849,461
Series 2013-2A, Class A, 1.84%, 1/22/25 (a)(b)		360	356,619
Series 2013-4A, Class A, 2.13%, 4/15/25 (a)(b)		2,510	2,510,000
Series 2014-2A, Class A, 2.09%, 7/20/26 (a)(b)		280	278,634
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class B1R, 2.73%, 7/20/23 (a)(b)		510	506,334
Series 2012-4A, Class A, 2.02%, 1/20/25 (a)(b)		5,830	5,817,714
CIFC Funding Ltd.:
Series 2013-4A, Class B1, 2.52%, 11/27/24 (a)(b)		1,780	1,731,682
Series 2014-1A, Class A, 2.13%, 4/18/25 (a)(b)		560	558,040
Series 2014-2A, Class A1L, 2.14%, 5/24/26 (a)(b)		1,685	1,672,382
Series 2014-5A, Class A1, 2.21%, 1/17/27 (a)(b)		1,350	1,343,688
Colony American Homes, Series 2015-1A, Class A, 1.65%, 7/17/32 (a)(b)		1,178	1,167,497
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.01%, 1/15/25 (a)(b)		3,290	3,277,845
Eastland CLO Ltd., Series 2007-1A, Class A2A, 0.87%, 5/01/22 (a)(b)		3,474	3,446,444
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.18%, 1/15/23 (a)(b)		973	972,033
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,089,455
Galaxy XI CLO Ltd., Series 2011-11A, Class B, 2.79%, 8/20/22 (a)(b)		500	499,471
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.52%, 3/25/36 (b)		881	500,213
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.90%, 10/28/24 (a)(b)		4,330	4,287,728

Portfolio Abbreviations

ABS	Asset-Backed Security	FKA	Formerly Known As	PLN	Polish Zloty
AKA	Also Known As	GBP	British Pound	RB	Revenue Bonds
AUD	Australian Dollar	GO	General Obligation Bonds	REIT	Real Estate Investment Trust
BRL	Brazilian Real	IDR	Indonesian Rupiah	REMIC	Real Estate Mortgage Investment Conduit
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	KRW	South Korean Won	SAR	Saudi Riyal
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	SCA	Svenska Celluosa Aktiebolaget
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28 Day	SEK	Swedish Krona
CNY	Chinese Yuan	MXN	Mexican Peso	TBA	To-be-announced
COOIS	Columbia Overnight Index Swap	MYR	Malaysian Ringgit	TRY	Turkish Lira
COP	Colombian Peso	NZD	NewZealandDollar	TWD	Taiwan New Dollar
ETF	Exchange-Traded Fund	OIS	Overnight Index Swap	USD	US Dollar
EUR	Euro	OTC	Over-the-counter	ZAR	South African Rand
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-kind

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Highbridge Loan Management Ltd.:
Series 2012-1AR, Class A2R, 2.90%, 9/20/22 (a)(b)	USD	1,230	$1,231,705
Series 6A-2015, Class A, 2.08%, 5/05/27 (a)(b)		2,100	2,081,642
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.50%, 1/15/24 (a)(b)		72	69,747
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.45%, 6/17/31 (a)(b)		1,173	1,154,564
Series 2014-SFR2, Class A, 1.55%, 9/17/31 (a)(b)		945	936,488
Series 2014-SFR3, Class A, 1.65%, 12/17/31 (a)(b)		679	673,792
Series 2015-SFR3, Class A, 1.75%, 8/17/32 (a)(b)		1,483	1,474,409
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.78%, 7/15/25 (a)(b)		3,985	3,913,359
LCM IX LP, Series 9A, Class C, 3.48%, 7/14/22 (a)(b)		500	500,500
LCM XI LP, Series 11A, Class B, 2.78%, 4/19/22 (a)(b)		790	790,010
Madison Park Funding VIII Ltd., Series 2012-8A, Class BR, 2.84%, 4/22/22 (a)(b)		250	248,522
Madison Park Funding X Ltd., Series 2012-10A, Class B1, 2.98%, 1/20/25 (a)(b)		1,330	1,333,116
Mid-State Trust VII, Series 7, Class A, 6.34%, 10/15/36		2,258	2,463,958
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 2.81%, 1/20/24 (a)(b)		990	951,019
Mountain View CLO Ltd., Series 2013-1A, Class A, 1.79%, 4/12/24 (a)(b)		7,500	7,407,697
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.19%, 10/17/44 (a)(b)		895	822,101
Series 2015-AA, Class A3, 2.14%, 11/15/30 (a)(b)		225	222,864
Series 2016-AA, Class A2B, 2.59%, 12/15/45 (a)(b)		1,660	1,668,485
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)		800	677,895
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class B, 2.94%, 1/23/24 (a)(b)		3,250	3,231,577
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.05%, 1/18/24 (a)(b)		3,895	3,886,139
Oaktree EIF II Ltd., Series 2014-A2, Class B, 2.93%, 11/15/25 (a)(b)		1,005	987,379
OCP CLO Ltd., Series 2015-8A, Class A1, 2.16%, 4/17/27 (a)(b)		200	198,644
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.75%, 7/17/25 (a)(b)		4,590	4,520,232
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 2.03%, 10/20/25 (a)(b)		250	247,889
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.75%, 4/20/25 (a)(b)		1,240	1,225,492
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.92%, 8/23/24 (a)(b)		4,495	4,450,719
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		2,019	2,021,226
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		915	915,781
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		750	746,274
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		997	1,007,268
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		997	979,436

Asset-Backed Securities		Par (000)	Value
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)	USD	2,566	$2,511,317
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.79%, 7/22/25 (a)(b)		8,315	8,237,671
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.12%, 10/30/23 (a)(b)		4,090	4,084,604
OZLM VII Ltd., Series 2014-7A, Class A1A, 2.05%, 7/17/26 (a)(b)		1,860	1,846,050
PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 5/15/29 (a)		1,132	1,126,107
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		786	797,480
Santander Drive Auto Receivables Trust:
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		55	55,270
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		21	20,579
Scholar Funding Trust, Series 2011-A, Class A, 1.53%, 10/28/43 (a)(b)		4,866	4,632,776
Sheridan Square CLO Ltd., Series 2013-1A, Class A2, 1.80%, 4/15/25 (a)(b)		2,440	2,414,418
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.08%, 5/15/26 (a)(b)		1,289	1,271,661
SLC Private Student Loan Trust, Series 2010-B, Class A2, 3.93%, 7/15/42 (a)(b)		992	1,005,397
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.05%, 3/15/22 (b)		1,340	1,321,628
Series 2004-B, Class A2, 0.85%, 6/15/21 (b)		1,316	1,309,813
Series 2004-B, Class A3, 0.98%, 3/15/24 (b)		2,200	2,056,641
Series 2006-B, Class A4, 0.83%, 3/15/24 (b)		34	34,076
Series 2006-C, Class A4, 0.82%, 3/15/23 (b)		295	293,153
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.69%, 6/16/42 (a)(b)		1,912	1,964,010
Series 2011-C, Class A2A, 3.69%, 10/17/44 (a)(b)		1,852	1,920,883
Series 2012-A, Class A1, 1.84%, 8/15/25 (a)(b)		1,852	1,857,350
Series 2012-C, Class A1, 1.54%, 8/15/23 (a)(b)		230	230,299
Series 2012-E, Class A1, 1.19%, 10/16/23 (a)(b)		677	676,192
Series 2012-E, Class A2B, 2.19%, 6/15/45 (a)(b)		1,000	1,006,203
Series 2013-A, Class A1, 1.04%, 8/15/22 (a)(b)		1,420	1,419,114
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		435	422,194
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		15,560	15,541,582
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		585	575,831
Series 2014-A, Class A1, 1.04%, 7/15/22 (a)(b)		972	970,769
SMB Private Education Loan Trust:
Series 2014-A, Class A1, 0.94%, 9/15/21 (a)(b)		1,689	1,686,938
Series 2015-A, Class A3, 1.94%, 2/17/32 (a)(b)		1,100	1,082,746
Series 2015-B, Class A2B, 1.64%, 7/15/27 (a)(b)		680	672,841
Series 2015-B, Class A3, 2.19%, 5/17/32 (a)(b)		2,920	2,927,314
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		1,530	1,505,566

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-C, Class A3, 2.39%, 8/16/32 (a)(b)	USD	1,120	$1,138,992
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		800	810,969
Series 2016-A, Class A2B, 1.94%, 5/15/31 (a)(b)		2,000	1,997,432
SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		1,062	1,069,515
Sound Point CLO I Ltd., Series 2012-1A, Class B, 3.33%, 10/20/23 (a)(b)		250	248,917
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 2.00%, 1/21/26 (a)(b)		1,505	1,490,023
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 1.99%, 10/20/26 (a)(b)		940	927,990
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.18%, 7/20/28 (a)(b)		2,000	1,997,000
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		1,445	1,414,442
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		610	597,994
SWAY Residential Trust, Series 2014-1, Class A, 1.75%, 1/17/32 (a)(b)		4,186	4,161,151
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.04%, 5/15/24		3,990	4,064,164
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.17%, 1/20/27 (a)(b)		2,750	2,732,632
Series 2014-3A, Class B1, 2.98%, 1/20/27 (a)(b)		250	246,608
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.69%, 5/17/32 (a)(b)		528	520,133
Venture XIX CLO Ltd., Series 2014-19A, Class A, 2.23%, 1/15/27 (a)(b)		1,190	1,185,359
Voya CLO Ltd.:
Series 2012-1A, Class A2R, 2.51%, 3/14/22 (a)(b)		1,000	997,314
Series 2012-2A, Class BR, 2.58%, 10/15/22 (a)(b)		1,120	1,113,851
Series 2013-3A, Class A1, 2.08%, 1/18/26 (a)(b)		2,175	2,165,121
Series 2013-3A, Class A2, 2.43%, 1/18/26 (a)(b)		620	609,421
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.21%, 10/17/26 (a)(b)		4,160	4,166,240
Total Asset-Backed Securities — 7.2%			231,595,786

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)		568	580,393
3.85%, 12/15/25 (a)		369	391,119
4.75%, 10/07/44 (a)		107	116,735
Boeing Co.:
2.35%, 10/30/21		630	652,741
2.20%, 10/30/22		179	183,769
2.60%, 10/30/25		255	265,530
Lockheed Martin Corp.:
3.10%, 1/15/23		242	255,064
3.55%, 1/15/26		661	718,013
3.60%, 3/01/35		1,192	1,208,392
4.50%, 5/15/36		262	292,448
4.07%, 12/15/42		821	874,023
4.70%, 5/15/46		761	897,045

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp., 3.85%, 4/15/45	USD	803	$835,952
United Technologies Corp.:
1.78%, 5/04/18 (c)		3,519	3,550,615
4.15%, 5/15/45		956	1,050,046

			11,871,885
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		1,826	2,072,594
3.90%, 2/01/35		164	166,714
4.10%, 2/01/45		968	984,212
4.75%, 11/15/45		849	946,139
4.55%, 4/01/46		1,173	1,272,816

			5,442,475
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		3,431	3,451,769
Southwest Airlines Co.:
2.75%, 11/06/19		790	816,684
2.65%, 11/05/20		1,259	1,299,488

			5,567,941
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		1,159	1,185,100
Delphi Automotive PLC, 4.25%, 1/15/26		1,505	1,644,718

			2,829,818
Automobiles — 0.1%
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)		2,660	2,737,254
Banks — 2.4%
Bank of America Corp.:
2.25%, 4/21/20		3,209	3,226,942
3.30%, 1/11/23		2,966	3,052,450
3.88%, 8/01/25		5,666	6,010,555
4.88%, 4/01/44		345	393,161
BB&T Corp., 2.45%, 1/15/20		1,685	1,731,958
Branch Banking & Trust Co., 2.30%, 10/15/18		1,380	1,414,523
Citigroup, Inc.:
1.80%, 2/05/18		2,564	2,574,512
2.50%, 9/26/18		2,919	2,976,855
2.50%, 7/29/19		5,149	5,244,926
3.50%, 5/15/23		1,779	1,815,500
3.88%, 3/26/25		1,890	1,909,108
Citizens Bank N.A., 2.30%, 12/03/18		1,128	1,142,761
Cooperatieve Rabobank UA, 4.38%, 8/04/25		1,997	2,085,922
Fifth Third Bank, 2.25%, 6/14/21		2,535	2,574,541
JPMorgan Chase & Co.:
1.35%, 2/15/17		3,969	3,977,065
2.20%, 10/22/19		1,664	1,691,388
2.75%, 6/23/20		125	128,804
2.55%, 10/29/20		3,280	3,351,143
3.88%, 9/10/24		3,755	3,887,690
3.90%, 7/15/25		1,690	1,822,765
3.20%, 6/15/26		2,099	2,157,411
4.25%, 10/01/27		1,585	1,676,982
Lloyds Banking Group PLC, 5.30%, 12/01/45 (a)		386	403,656
Santander UK Group Holdings PLC, 4.75%, 9/15/25 (a)		1,024	1,010,708
U.S. Bancorp:
2.95%, 7/15/22		2,700	2,809,717
3.10%, 4/27/26		1,656	1,722,482

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Wells Fargo & Co.:
2.60%, 7/22/20	USD	1,098	$1,128,433
2.55%, 12/07/20		1,391	1,431,534
3.55%, 9/29/25		2,890	3,079,989
3.00%, 4/22/26		6,466	6,591,124
3.90%, 5/01/45		1,408	1,477,866
4.90%, 11/17/45		787	861,217

			75,363,688
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		4,356	4,517,237
3.30%, 2/01/23		2,530	2,665,785
3.65%, 2/01/26		3,375	3,615,455
4.70%, 2/01/36		1,010	1,134,965
4.90%, 2/01/46		964	1,129,656
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		633	633,368
Molson Coors Brewing Co.:
3.00%, 7/15/26		2,263	2,260,769
5.00%, 5/01/42		446	499,853
4.20%, 7/15/46		806	809,446
PepsiCo., Inc., 4.45%, 4/14/46		1,840	2,147,243

			19,413,777
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 5/14/20		2,557	2,614,080
2.90%, 11/06/22		1,994	2,033,122
4.50%, 5/14/35		944	986,634
Amgen, Inc.:
2.13%, 5/01/20		1,820	1,848,741
4.40%, 5/01/45		946	982,762
4.66%, 6/15/51 (a)		1,825	1,906,784
Biogen, Inc.:
2.90%, 9/15/20		726	756,606
3.63%, 9/15/22		1,240	1,316,271
4.05%, 9/15/25		1,044	1,123,815
5.20%, 9/15/45		820	922,125
Celgene Corp.:
2.25%, 5/15/19		1,533	1,558,557
3.25%, 8/15/22		1,551	1,601,947
Gilead Sciences, Inc.:
2.35%, 2/01/20		436	447,254
3.65%, 3/01/26		392	426,566
4.60%, 9/01/35		446	495,905
4.80%, 4/01/44		2,952	3,321,086
4.50%, 2/01/45		946	1,031,154
4.75%, 3/01/46		1,005	1,142,789

			24,516,198
Capital Markets — 1.8%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		2,546	2,602,860
2.05%, 5/03/21		11,382	11,560,936
Credit Suisse AG, 3.00%, 10/29/21		1,540	1,577,419
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20		2,789	2,753,585
4.88%, 5/15/45		1,077	1,072,492
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		4,578	4,685,437
2.00%, 4/25/19		813	821,341
2.60%, 4/23/20		2,065	2,099,370
2.75%, 9/15/20		1,050	1,071,782
2.63%, 4/25/21		1,757	1,781,823
3.50%, 1/23/25		1,137	1,168,277
3.75%, 5/22/25		4,025	4,203,593

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
4.80%, 7/08/44	USD	653	$722,862
4.75%, 10/21/45		1,155	1,273,138
Jefferies Group LLC, 6.50%, 1/20/43		456	452,778
Morgan Stanley:
2.80%, 6/16/20		3,482	3,567,682
3.75%, 2/25/23		1,799	1,905,456
3.70%, 10/23/24		2,571	2,690,228
4.00%, 7/23/25		3,710	3,972,627
3.88%, 1/27/26		2,534	2,690,064
4.30%, 1/27/45		1,614	1,698,809
State Street Corp., 2.65%, 5/19/26		3,383	3,451,966
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (a)		1,062	1,100,814

			58,925,339
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		828	799,600
CF Industries, Inc.:
3.45%, 6/01/23		885	884,211
5.38%, 3/15/44		1,437	1,355,170
Dow Chemical Co.:
4.38%, 11/15/42		491	501,376
4.63%, 10/01/44		733	776,224
Eastman Chemical Co., 4.80%, 9/01/42		901	933,900
Ecolab, Inc., 2.25%, 1/12/20		1,121	1,141,147
Monsanto Co., 3.60%, 7/15/42		1,288	1,113,181
Sherwin-Williams Co., 4.00%, 12/15/42		398	397,191

			7,902,000
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		2,655	2,628,450
Republic Services, Inc., 3.20%, 3/15/25		1,893	1,977,360
Waste Management, Inc.:
3.13%, 3/01/25		855	893,985
3.90%, 3/01/35		947	992,342

			6,492,137
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		522	529,095
4.85%, 4/27/35		1,505	1,652,156
5.05%, 4/27/45		625	708,898
Juniper Networks, Inc., 3.30%, 6/15/20		1,064	1,097,068

			3,987,217
Consumer Finance — 1.9%
American Express Credit Corp.:
1.13%, 6/05/17		4,908	4,907,328
2.25%, 8/15/19		2,894	2,954,247
Capital One Bank USA N.A., 2.30%, 6/05/19		250	253,104
Capital One Financial Corp.:
4.75%, 7/15/21		65	72,354
4.20%, 10/29/25		1,700	1,747,671
Capital One N.A.:
2.40%, 9/05/19		250	253,308
2.95%, 7/23/21		5,090	5,230,555
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		8,843	8,861,809
2.15%, 1/09/18		1,938	1,954,971
2.02%, 5/03/19		8,728	8,802,267
3.34%, 3/18/21		4,547	4,715,816
4.25%, 9/20/22		1,752	1,889,338
General Motors Financial Co., Inc.:
3.10%, 1/15/19		651	665,035
3.70%, 11/24/20		1,784	1,832,898
3.20%, 7/06/21		6,899	6,909,976

4	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
3.45%, 4/10/22	USD	1,524	$1,522,924
4.00%, 1/15/25		2,580	2,610,470
Synchrony Financial:
2.60%, 1/15/19		1,381	1,396,112
2.70%, 2/03/20		742	744,031
4.50%, 7/23/25		1,599	1,658,002
Toyota Motor Credit Corp., 2.75%, 5/17/21		2,314	2,425,646

			61,407,862
Containers & Packaging — 0.1%
International Paper Co.:
3.65%, 6/15/24		1,016	1,074,374
4.80%, 6/15/44		618	628,293

			1,702,667
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., 3.13%, 3/15/26		3,867	4,054,720
BP Capital Markets PLC, 2.24%, 5/10/19		2,933	3,011,886
GE Capital International Funding Co., 3.37%, 11/15/25 (a)		4,158	4,512,386
General Electric Capital Corp.:
3.15%, 9/07/22		617	662,156
3.10%, 1/09/23		979	1,045,778
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		881	922,513
3.75%, 12/01/25		563	607,336
Moody’s Corp., 4.50%, 9/01/22		1,260	1,400,819
Shell International Finance BV:
2.13%, 5/11/20		3,827	3,905,936
4.13%, 5/11/35		3,400	3,666,509
3.63%, 8/21/42		821	790,089
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		236	230,528

			24,810,656
Diversified Telecommunication Services — 1.3%
AT&T Inc.:
2.38%, 11/27/18		1,237	1,262,404
2.30%, 3/11/19		1,546	1,578,904
2.45%, 6/30/20		3,151	3,217,042
4.60%, 2/15/21		3,717	4,067,461
3.88%, 8/15/21		1,796	1,934,879
3.00%, 6/30/22		3,143	3,218,665
3.40%, 5/15/25		3,583	3,665,076
6.38%, 3/01/41		780	949,231
4.30%, 12/15/42		1,745	1,689,533
4.75%, 5/15/46		769	788,127
Verizon Communications, Inc.:
2.63%, 2/21/20		4,203	4,349,538
3.45%, 3/15/21		4,356	4,667,149
5.05%, 3/15/34		889	986,697
4.40%, 11/01/34		3,454	3,561,582
3.85%, 11/01/42		3,807	3,580,327
4.86%, 8/21/46		2,083	2,276,900

			41,793,515
Electric Utilities — 1.4%
Alabama Power Co., 2.80%, 4/01/25		351	363,600
Commonwealth Edison Co., 4.70%, 1/15/44		1,636	1,968,699
Duke Energy Carolinas LLC:
4.25%, 12/15/41		2,567	2,876,413
3.75%, 6/01/45		851	898,520
Duke Energy Corp.:
3.05%, 8/15/22		129	134,043
3.75%, 4/15/24		1,337	1,435,655
4.80%, 12/15/45		1,150	1,331,462
Duke Energy Florida LLC:
5.90%, 3/01/33		645	809,380

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
3.85%, 11/15/42	USD	851	$899,273
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		1,705	1,724,834
2.70%, 6/15/21 (a)		2,554	2,602,623
3.55%, 6/15/26 (a)		2,020	2,066,943
Entergy Arkansas, Inc., 3.70%, 6/01/24		3,444	3,775,199
Exelon Corp.:
2.85%, 6/15/20		1,186	1,223,440
2.45%, 4/15/21		470	476,612
Florida Power & Light Co.:
5.69%, 3/01/40		351	475,545
3.80%, 12/15/42		794	854,620
Northern States Power Co., 3.60%, 5/15/46		3,077	3,235,330
PacifiCorp:
3.60%, 4/01/24		4,499	4,941,720
3.35%, 7/01/25		3,089	3,339,746
Progress Energy, Inc., 4.88%, 12/01/19		372	409,575
Public Service Co. of Colorado, 2.50%, 3/15/23		1,723	1,758,635
Puget Sound Energy, Inc., 4.30%, 5/20/45		1,788	2,046,005
Southern California Edison Co., 1.25%, 11/01/17		808	811,932
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		2,784	2,976,525

			43,436,329
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		1,344	1,394,576
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		2,393	2,495,794
Transocean, Inc., 6.80%, 3/15/38		345	225,113

			2,720,907
Food & Staples Retailing — 0.3%
CVS Health Corp.:
4.00%, 12/05/23		1,276	1,411,068
5.30%, 12/05/43		651	812,665
Sysco Corp., 4.50%, 4/01/46		572	610,168
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		4,342	4,671,111
4.65%, 6/01/46		92	98,120
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		1,030	1,075,051
4.00%, 4/11/43		786	872,464

			9,550,647
Food Products — 0.1%
Kraft Heinz Foods Co.:
3.00%, 6/01/26 (a)		1,618	1,631,232
6.88%, 1/26/39		511	697,768

			2,329,000
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, 2.55%, 3/15/22		2,600	2,659,306
Becton Dickinson and Co.:
1.45%, 5/15/17		1,312	1,315,410
1.80%, 12/15/17		641	646,240
2.68%, 12/15/19		2,017	2,074,549
3.13%, 11/08/21		957	1,004,116
4.69%, 12/15/44		279	314,315
Boston Scientific Corp.:
2.65%, 10/01/18		1,498	1,531,238
2.85%, 5/15/20		1,680	1,740,384
3.85%, 5/15/25		1,887	1,995,984

BLACKROCK FUNDS II	JUNE 30, 2016	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc.:
2.50%, 3/15/20	USD	1,299	$1,347,210
3.13%, 3/15/22		1,240	1,314,448
3.63%, 3/15/24		3,196	3,517,597
4.63%, 3/15/44		1,830	2,137,328
4.63%, 3/15/45		1,502	1,766,188
St. Jude Medical, Inc.:
2.80%, 9/15/20		1,249	1,287,573
3.88%, 9/15/25		400	426,070
Stryker Corp.:
3.38%, 11/01/25		568	596,065
3.50%, 3/15/26		1,000	1,060,880
4.63%, 3/15/46		863	969,612
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		621	640,066
4.25%, 8/15/35		1,477	1,480,636

			29,825,215
Health Care Providers & Services — 1.2%
Aetna, Inc.:
2.40%, 6/15/21		3,095	3,157,773
3.20%, 6/15/26		3,502	3,602,942
4.50%, 5/15/42		1,119	1,184,588
4.13%, 11/07/42		548	554,517
AmerisourceBergen Corp.:
1.15%, 5/15/17		1,676	1,675,568
3.25%, 3/01/25		454	476,222
4.25%, 3/01/45		454	479,695
Anthem, Inc.:
1.88%, 1/15/18		5,395	5,425,541
2.30%, 7/15/18		5,608	5,688,671
3.30%, 1/15/23		2,602	2,687,671
4.65%, 8/15/44		769	818,944
Cigna Corp., 3.25%, 4/15/25		2,837	2,881,518
Express Scripts Holding Co.:
1.25%, 6/02/17		1,368	1,367,042
3.90%, 2/15/22		921	987,014
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,130	1,154,171
UnitedHealth Group, Inc.:
2.70%, 7/15/20		687	715,524
2.88%, 12/15/21		1,422	1,497,730
3.35%, 7/15/22		678	725,339
4.63%, 7/15/35		275	319,384
3.95%, 10/15/42		1,734	1,814,196

			37,214,050
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20		492	513,649
3.70%, 1/30/26		472	509,970
4.70%, 12/09/35		350	394,815
4.60%, 5/26/45		444	495,564
4.88%, 12/09/45		415	485,251

			2,399,249
Household Durables — 0.1%
Newell Brands, Inc.:
2.88%, 12/01/19		2,926	3,007,021
4.20%, 4/01/26		1,489	1,614,152

			4,621,173
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		2,902	2,977,081

Corporate Bonds		Par (000)	Value
Household Products (continued)
2.65%, 3/01/25	USD	601	$631,620
2.75%, 2/15/26		864	906,988

			4,515,689
Independent Power and Renewable Electricity Producers — 0.2%
IPALCO Enterprises, Inc., 5.00%, 5/01/18		7,350	7,680,750
Industrial Conglomerates — 0.3%
Eaton Corp., 2.75%, 11/02/22		5,774	5,919,343
General Electric Co., 4.50%, 3/11/44		3,536	4,080,470

			9,999,813
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23		860	920,227
Allstate Corp., 3.15%, 6/15/23		867	921,976
American International Group, Inc.:
3.38%, 8/15/20		1,705	1,788,837
3.75%, 7/10/25		1,141	1,162,913
3.90%, 4/01/26		9,318	9,602,497
3.88%, 1/15/35		869	832,036
4.50%, 7/16/44		1,112	1,075,798
4.38%, 1/15/55		851	786,810
Aon PLC, 4.75%, 5/15/45		1,609	1,725,961
Lincoln National Corp., 3.35%, 3/09/25		496	492,613
Loews Corp., 2.63%, 5/15/23		867	874,144
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		284	299,521
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		2,955	3,032,489
MetLife, Inc., 4.05%, 3/01/45		2,079	2,048,040
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		11,166	11,200,860
2.30%, 4/10/19 (a)		4,528	4,633,638
Prudential Financial, Inc.:
4.50%, 11/15/20		4,970	5,484,837
4.60%, 5/15/44		2,310	2,480,053
Travelers Cos., Inc., 4.60%, 8/01/43		1,348	1,611,228
XLIT Ltd., 2.30%, 12/15/18		1,417	1,431,592

			52,406,070
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		2,032	2,119,500
IT Services — 0.9%
Fidelity National Information Services, Inc., 3.63%, 10/15/20		208	219,881
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		3,115	3,189,947
3.60%, 10/15/20 (a)		2,756	2,876,660
International Business Machines Corp., 3.45%, 2/19/26		10,290	11,191,404
MasterCard, Inc., 3.38%, 4/01/24		1,755	1,901,730
Total System Services, Inc., 4.80%, 4/01/26		2,949	3,197,848
Visa, Inc.:
2.80%, 12/14/22		2,860	3,017,266
3.15%, 12/14/25		2,321	2,481,407
4.15%, 12/14/35		784	886,677

			28,962,820
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		1,266	1,313,466
3.65%, 12/15/25		445	467,214

			1,780,680

6	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Machinery — 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20	USD	1,180	$1,199,036
4.65%, 11/01/44		247	264,837
John Deere Capital Corp., 3.35%, 6/12/24		2,019	2,174,295

			3,638,168
Media — 1.9%
21st Century Fox America, Inc.:
3.70%, 9/15/24		855	923,158
3.70%, 10/15/25		415	449,526
7.63%, 11/30/28		667	922,822
4.75%, 9/15/44		598	662,516
4.95%, 10/15/45		179	203,816
CBS Corp., 2.30%, 8/15/19		1,622	1,646,963
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (a)		1,970	2,059,525
4.46%, 7/23/22 (a)		3,971	4,267,777
4.91%, 7/23/25 (a)		2,025	2,213,937
6.38%, 10/23/35 (a)		1,662	1,968,115
Comcast Corp.:
2.75%, 3/01/23		5,818	6,092,941
3.38%, 8/15/25		2,318	2,504,680
3.15%, 3/01/26		7,210	7,674,237
4.25%, 1/15/33		535	590,300
4.40%, 8/15/35		2,336	2,635,001
4.60%, 8/15/45		769	885,400
Discovery Communications LLC:
3.45%, 3/15/25		1,007	985,242
4.90%, 3/11/26		4,956	5,255,709
4.88%, 4/01/43		436	393,336
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		1,061	1,129,311
3.75%, 2/15/23		806	839,098
NBCUniversal Media LLC, 4.45%, 1/15/43		1,295	1,449,795
Omnicom Group, Inc., 3.65%, 11/01/24		573	604,088
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		1,064	1,086,195
Time Warner Cable, Inc.:
5.00%, 2/01/20		1,291	1,403,246
4.13%, 2/15/21		2,660	2,815,980
4.00%, 9/01/21		372	395,425
5.50%, 9/01/41		903	948,497
4.50%, 9/15/42		132	122,951
Time Warner, Inc.:
2.10%, 6/01/19		3,584	3,632,190
3.60%, 7/15/25		886	937,516
4.65%, 6/01/44		1,461	1,535,698
Viacom, Inc.:
2.75%, 12/15/19		1,292	1,310,752
4.50%, 3/01/21		1,345	1,463,246

			62,008,989
Metals & Mining — 0.1%
Barrick Gold Corp., 4.10%, 5/01/23		1,510	1,592,846
Newmont Mining Corp., 4.88%, 3/15/42		530	524,063
Nucor Corp., 5.20%, 8/01/43		693	749,355
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		1,210	1,194,501

			4,060,765
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		1,030	912,458
Target Corp.:
3.50%, 7/01/24		589	652,649
4.00%, 7/01/42		904	977,131

			2,542,238

Corporate Bonds		Par (000)	Value
Multi-Utilities — 0.8%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20	USD	1,015	$1,042,572
3.50%, 2/01/25		966	1,041,847
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		845	996,902
CMS Energy Corp., 3.88%, 3/01/24		2,774	3,016,872
Consumers Energy Co., 3.95%, 5/15/43		819	887,013
Dominion Resources, Inc.:
1.95%, 8/15/16		2,790	2,792,676
2.50%, 12/01/19		2,350	2,400,948
DTE Electric Co., 3.95%, 6/15/42		851	923,513
DTE Energy Co.:
2.40%, 12/01/19		719	734,144
3.50%, 6/01/24		2,577	2,735,184
NiSource Finance Corp., 3.85%, 2/15/23		1,395	1,505,513
Pacific Gas & Electric Co.:
4.75%, 2/15/44		1,066	1,259,334
4.30%, 3/15/45		769	862,257
PG&E Corp., 2.40%, 3/01/19		1,383	1,410,123
Sempra Energy, 2.88%, 10/01/22		766	783,624
Virginia Electric & Power Co.:
3.45%, 2/15/24		1,451	1,571,488
3.15%, 1/15/26		310	327,289
4.45%, 2/15/44		794	912,616
4.20%, 5/15/45		1,409	1,569,295

			26,773,210
Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		892	1,087,628
4.50%, 7/15/44		893	820,160
Apache Corp., 4.25%, 1/15/44		1,140	1,103,567
Chevron Corp.:
2.19%, 11/15/19		639	656,934
1.96%, 3/03/20		3,253	3,294,612
ConocoPhillips Co., 4.95%, 3/15/26		3,480	3,946,049
Continental Resources, Inc.:
3.80%, 6/01/24		938	818,405
4.90%, 6/01/44		1,039	857,175
Devon Energy Corp., 5.85%, 12/15/25		760	838,345
Enterprise Products Operating LLC:
3.90%, 2/15/24		1,016	1,075,291
3.70%, 2/15/26		2,542	2,645,353
4.45%, 2/15/43		2,448	2,427,329
EOG Resources, Inc., 2.45%, 4/01/20		4,202	4,261,097
Exxon Mobil Corp.:
1.82%, 3/15/19		3,177	3,237,303
4.11%, 3/01/46		1,535	1,731,202
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		6,569	6,590,415
3.95%, 9/01/22		810	824,347
5.63%, 9/01/41		350	335,031
4.70%, 11/01/42		1,401	1,262,209
Kinder Morgan, Inc., 3.05%, 12/01/19		554	559,786
Marathon Petroleum Corp., 4.75%, 9/15/44		749	638,693
Noble Energy, Inc., 5.05%, 11/15/44		760	765,342
Occidental Petroleum Corp., 3.40%, 4/15/26		1,360	1,434,381
Phillips 66, 4.88%, 11/15/44		771	841,594
Pioneer Natural Resources Co., 4.45%, 1/15/26		530	577,433
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		1,220	1,231,769
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45		530	525,194
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		758	761,635

BLACKROCK FUNDS II	JUNE 30, 2016	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
2.50%, 8/01/22	USD	1,020	$1,013,208
4.63%, 3/01/34		1,868	1,964,039
Valero Energy Corp., 3.65%, 3/15/25		2,188	2,191,050

			50,316,576
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		1,203	1,603,189
Pharmaceuticals — 1.1%
Actavis Funding SCS:
2.35%, 3/12/18		3,691	3,741,305
3.00%, 3/12/20		7,652	7,891,730
AstraZeneca PLC:
3.38%, 11/16/25		2,215	2,322,084
4.38%, 11/16/45		623	679,467
Bristol-Myers Squibb Co., 4.50%, 3/01/44		1,513	1,868,507
Eli Lilly & Co., 3.70%, 3/01/45		698	743,419
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		1,297	1,364,777
Johnson & Johnson, 2.45%, 3/01/26		4,797	4,964,209
Mylan, Inc., 3.13%, 1/15/23 (a)		907	900,653
Novartis Capital Corp.:
4.40%, 4/24/20		1,861	2,073,264
3.00%, 11/20/25		885	940,050
4.00%, 11/20/45		620	706,733
Pfizer, Inc.:
2.75%, 6/03/26		1,562	1,610,744
4.30%, 6/15/43		960	1,078,934
4.40%, 5/15/44		701	799,042
Roche Holdings, Inc.:
2.88%, 9/29/21 (a)		1,450	1,542,293
3.00%, 11/10/25 (a)		897	954,220
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		724	767,242
Zoetis, Inc., 3.25%, 2/01/23		873	889,605

			35,838,278
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
3.30%, 2/15/21		1,090	1,137,090
3.45%, 9/15/21		1,247	1,297,955
3.50%, 1/31/23		318	329,052
5.00%, 2/15/24		302	341,563
4.40%, 2/15/26		214	232,339
3.38%, 10/15/26		1,987	1,997,336
AvalonBay Communities, Inc., 3.50%, 11/15/25		202	212,612
Crown Castle International Corp.:
3.40%, 2/15/21		572	597,131
3.70%, 6/15/26		439	452,912
ERP Operating LP, 3.38%, 6/01/25		842	888,105
Omega Healthcare Investors, Inc., 4.50%, 4/01/27		757	753,985
Prologis LP, 3.75%, 11/01/25		334	355,989
Simon Property Group LP:
2.50%, 7/15/21		652	671,737
3.38%, 10/01/24		1,279	1,371,894
4.25%, 10/01/44		913	985,182

			11,624,882
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		495	536,434
3.00%, 3/15/23		1,602	1,684,743
4.15%, 4/01/45		559	608,767
4.70%, 9/01/45		535	629,133

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
Canadian National Railway Co., 2.75%, 3/01/26	USD	2,757	$2,879,482
CSX Corp.:
3.35%, 11/01/25		629	668,467
4.10%, 3/15/44		815	870,654
Norfolk Southern Corp.:
2.90%, 6/15/26		3,524	3,625,935
4.45%, 6/15/45		885	975,261
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		981	1,000,417
Ryder System, Inc., 2.45%, 9/03/19		1,181	1,200,955
Union Pacific Corp.:
3.38%, 2/01/35		493	496,676
4.05%, 11/15/45		159	172,194
3.88%, 2/01/55		1,934	1,971,013
4.38%, 11/15/65		705	753,803
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		1,603	1,681,287

			19,755,221
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.:
3.90%, 12/15/25		283	315,467
5.30%, 12/15/45		286	344,567
Lam Research Corp.:
2.80%, 6/15/21		1,349	1,381,031
3.90%, 6/15/26		1,970	2,073,977
QUALCOMM, Inc., 4.80%, 5/20/45		818	858,057

			4,973,099
Software — 0.7%
Microsoft Corp.:
3.50%, 2/12/35		2,108	2,181,074
4.45%, 11/03/45		164	184,935
Oracle Corp.:
2.80%, 7/08/21		6,954	7,299,078
2.65%, 7/15/26		6,597	6,613,552
3.25%, 5/15/30		2,561	2,647,641
4.00%, 7/15/46		2,384	2,402,056
4.38%, 5/15/55		1,016	1,067,199

			22,395,535
Specialty Retail — 0.2%
Home Depot, Inc.:
3.35%, 9/15/25		330	359,634
5.40%, 9/15/40		511	664,658
4.40%, 3/15/45		372	431,068
Lowe’s Cos., Inc.:
3.38%, 9/15/25		363	396,955
4.25%, 9/15/44		730	812,108
4.38%, 9/15/45		273	312,833
QVC, Inc.:
3.13%, 4/01/19		793	814,084
5.13%, 7/02/22		1,339	1,443,532

			5,234,872
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19		4,127	4,247,145
3.25%, 2/23/26		6,167	6,546,739
3.45%, 2/09/45		745	700,041
4.65%, 2/23/46		7,833	8,847,977
HP, Inc., 3.75%, 12/01/20		279	294,710

			20,636,612

8	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45	USD	963	$1,067,542
Tobacco — 0.6%
Altria Group, Inc.:
2.63%, 1/14/20		1,249	1,298,393
2.85%, 8/09/22		870	911,262
4.25%, 8/09/42		529	577,572
5.38%, 1/31/44		1,772	2,271,883
Philip Morris International, Inc.:
1.13%, 8/21/17		2,480	2,485,002
2.75%, 2/25/26		6,359	6,557,795
4.13%, 3/04/43		852	913,859
4.88%, 11/15/43		1,319	1,570,219
Reynolds American, Inc.:
2.30%, 6/12/18		997	1,012,994
3.25%, 6/12/20		423	447,146

			18,046,125
Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 3/30/20		1,182	1,174,772
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		6,670	6,689,570
Orange SA, 5.50%, 2/06/44		910	1,142,425
Rogers Communications, Inc.:
3.63%, 12/15/25		361	385,679
5.00%, 3/15/44		320	363,496
Vodafone Group PLC, 2.50%, 9/26/22		1,095	1,079,991

			9,661,161
Total Corporate Bonds — 28.0%			897,072,131

Foreign Agency Obligations		Par (000)	Value
Norway — 0.2%
Statoil ASA, 2.90%, 11/08/20		5,305	5,525,131
Total Foreign Agency Obligations — 0.2%			5,525,131

Foreign Government Obligations		Par (000)	Value
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24		5,500	5,744,750
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	11,535	14,297,200
Indonesia — 0.2%
Republic of Indonesia:
3.38%, 4/15/23 (a)	USD	1,625	1,633,822
5.38%, 10/17/23 (a)		3,275	3,685,367
5.88%, 1/15/24 (a)		635	734,357

			6,053,546
Mexico — 0.6%
United Mexican States:
4.75%, 6/14/18	MXN	25,300	1,381,222
4.00%, 10/02/23	USD	15,890	17,106,379
United Mexican States Inflation Linked Bond, 3.50%, 12/14/17	MXN	1,474	445,116

			18,932,717
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	3,050	4,148,000
Poland — 0.1%
Republic of Poland, 1.50%, 4/25/20	PLN	9,859	2,459,567

Foreign Government Obligations		Par (000)	Value
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23	RUB	7,505	$109,618
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24	USD	9,805	10,933,654
Total Foreign Government Obligations — 2.0%			62,679,052

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.89%, 10/25/34 (b)		98	97,565
COLT Mortgage Loan Trust, Series 2016-1, Class A1, 3.00%, 5/25/46 (a)		788	793,698
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.99%, 2/25/35 (b)		602	564,579
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 0.72%, 10/25/35 (b)		4,375	4,007,171
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.77%, 4/16/36 (a)(b)		9,446	7,617,882
MortgageIT Trust, Series 2004-1, Class A1, 1.23%, 11/25/34 (b)		1,319	1,248,404
RALI Trust, Series 2006-QO2, Class A1, 0.67%, 2/25/46 (b)		3,233	1,402,181
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.98%, 11/25/34 (b)		3,243	3,190,395

			18,921,875
Commercial Mortgage-Backed Securities — 4.3%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		2,115	2,146,622
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		514	508,458
Series 2007-2, Class AM, 5.80%, 4/10/49 (b)		380	391,399
Series 2007-3, Class A1A, 5.72%, 6/10/49 (b)		4,890	5,014,428
Series 2007-3, Class A4, 5.72%, 6/10/49 (b)		1,126	1,144,910
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSNY, Class E, 3.04%, 9/15/26 (a)(b)		210	209,093
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		1,119	1,185,818
BB-UBS Trust, Series 2012-TFT, Class A, 2.89%, 6/05/30 (a)		4,480	4,589,348
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		3,483	3,546,294
Series 2007-PW16, Class AM, 5.91%, 6/11/40 (b)		880	909,524
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		3,326	3,449,714
Series 2007-PW17, Class AMFL, 1.14%, 6/11/50 (a)(b)		260	254,154
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 3/10/33 (a)		2,810	2,843,811
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 1.67%, 5/15/29 (a)(b)		1,020	1,016,555
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		200	201,448

BLACKROCK FUNDS II	JUNE 30, 2016	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	USD	2,750	$2,770,407
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.84%, 12/15/27 (a)(b)		3,667	3,663,253
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58		280	294,465
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class AFL, 2.09%, 2/15/33 (a)(b)		3,010	3,040,336
Series 2016-RNDB, Class CFL, 3.94%, 2/15/33 (a)(b)		1,450	1,453,670
Series 2016-RNDB, Class DFL, 5.19%, 2/15/33 (a)(b)		1,745	1,772,459
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 3.63%, 5/10/35 (a)(b)		245	251,909
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		2,061	2,173,732
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		1,475	1,520,916
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.30%, 12/10/49 (b)		2,475	2,567,296
Commercial Mortgage Pass-Through Certificates:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		400	413,781
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,050	2,078,514
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,460	3,631,698
Series 2013-LC13, Class D, 5.21%, 8/10/46 (a)(b)		500	442,062
Series 2014-CR18, Class C, 4.90%, 7/15/47 (b)		1,090	1,101,201
Series 2014-FL4, Class D, 2.90%, 7/13/31 (a)(b)		490	476,003
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		1,945	1,740,630
Series 2015-CR22, Class C, 4.26%, 3/10/48 (b)		330	328,670
Series 2016-DC2, Class B, 3.93%, 2/10/49 (b)		280	305,455
Series 2016-DC2, Class C, 4.80%, 2/10/49 (b)		565	545,200
Core Industrial Trust:
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		3,400	3,568,564
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)		440	439,698
Credit Suisse Commercial Mortgage Trust:
Series 2008-C1, Class A2, 6.27%, 2/15/41 (b)		528	531,692
Series 2008-C1, Class A3, 6.27%, 2/15/41 (b)		1,180	1,227,754
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		34	34,381
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR2, Class 2A, 6.14%, 9/15/39 (a)(b)		5,575	5,687,424
Series 2015-DEAL, Class D, 3.54%, 4/15/29 (a)(b)		545	525,198
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		1,119	1,209,170
CSAIL Commercial Mortgage Trust:
Series 2015-C3, Class B, 4.26%, 8/15/48 (b)		240	251,519

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-C3, Class C, 4.51%, 8/15/48 (b)	USD	720	$700,125
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.89%, 6/17/49 (a)(b)		2,750	2,796,016
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		637	636,866
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 9/10/35 (a)(b)		260	282,539
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		2,756	2,765,127
FREMF Mortgage Trust, Series 2016-K54, Class B, 3.85%, 2/25/26 (a)(b)		500	479,328
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.74%, 12/15/16 (a)(b)		782	782,270
GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)(b)		680	694,462
Hilton USA Trust:
Series 2013-HLT, Class AFX, 2.66%, 11/05/30 (a)		340	341,452
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		1,105	1,111,558
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A4, 3.80%, 9/15/47		2,240	2,457,391
Series 2014-C24, Class D, 4.07%, 11/15/47 (a)(b)		380	289,771
Series 2014-C26, Class A4, 3.49%, 1/15/48		753	810,710
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4, 3.14%, 6/15/49		810	851,683
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		1,515	1,514,790
Series 2007-CB20, Class AM, 6.09%, 2/12/51 (b)		4,748	4,955,041
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		7,050	7,298,530
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		972	990,935
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		645	668,821
Series 2014-FL6, Class A, 1.84%, 11/15/31 (a)(b)		2,135	2,125,960
Series 2015-CSMO, Class A, 1.69%, 1/15/32 (a)(b)		960	953,372
Series 2015-CSMO, Class D, 3.74%, 1/15/32 (a)(b)		590	585,188
Series 2015-JP1, Class C, 4.90%, 1/15/49 (b)		260	264,474
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)		770	682,557
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		560	562,998
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.24%, 9/15/28 (a)(b)		677	688,111
Series 2015-LSP, Class D, 4.44%, 9/15/28 (a)(b)		85	84,464
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.02%, 6/12/50 (b)		2,049	2,100,217
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class AM, 5.20%, 12/12/49		780	787,231

10	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-7, Class A4, 5.74%, 6/12/50 (b)	USD	1,282	$1,319,889
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class C, 4.68%, 10/15/48 (b)		2,000	1,981,069
Series 2015-C25, Class D, 3.07%, 10/15/48		200	138,294
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,655	1,144,192
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.62%, 2/12/44 (b)		492	482,491
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,350	2,395,086
Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (b)		1,020	1,039,154
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		1,898	1,970,480
Series 2015-XLF2, Class AFSB, 3.19%, 8/15/26 (a)(b)		300	300,000
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.99%, 8/15/45 (a)(b)		5,012	5,110,138
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.15%, 2/16/51 (a)(b)		4,352	4,366,283
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		1,580	1,424,226
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 2/15/48		655	604,824
Series 2015-C31, Class D, 3.85%, 11/15/48		1,310	920,685
Series 2016-NXS5, Class D, 5.05%, 1/15/59 (b)		1,937	1,636,077
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		145	144,498
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class C, 4.34%, 3/15/47 (b)		150	153,865

			135,851,871
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		7,280	588,588
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		65,905	3,042,722
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.78%, 5/10/58 (b)		3,664	457,531
Series 2016-C4, Class XB, 0.89%, 5/10/58 (b)		2,030	126,571
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class XA, 0.90%, 1/12/30 (a)(b)		80,792	776,972
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.62%, 3/10/46 (b)		28,073	1,264,758
Series 2013-LC6, Class XA, 1.87%, 1/10/46 (b)		16,995	1,062,132
Series 2014-CR14, Class XA, 1.00%, 2/10/47 (b)		19,778	721,423
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		40,878	320,892
Series 2015-CR23, Class XA, 1.15%, 5/10/48 (b)		13,674	807,576
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		5,920	231,252

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)	USD	7,500	$170,250
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.98%, 1/15/49 (b)		2,899	361,847
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		33,771	741,727
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.26%, 8/15/47 (b)		2,427	158,512
Series 2015-C28, Class XA, 1.34%, 10/15/48 (b)		3,428	227,695
Series 2015-C33, Class XA, 1.20%, 12/15/48 (b)		6,509	462,318
Series 2016-C1, Class XA, 1.56%, 3/15/49 (b)		6,823	625,463
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, 0.72%, 4/15/46 (b)		4,040	133,760
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b)		15,870	966,133
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)		11,528	888,963
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)		2,499	286,079
Series 2016-C29, Class XB, 1.12%, 5/15/49 (b)		3,160	254,068
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.83%, 5/25/36 (a)(b)		1,407	13,001
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.14%, 2/15/48 (b)		5,937	371,653
Series 2015-NXS1, Class XA, 1.34%, 5/15/48 (b)		3,657	262,250
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.29%, 11/15/45 (a)(b)		3,960	337,451
Series 2013-C12, Class XA, 1.54%, 3/15/48 (a)(b)		32,914	2,032,940
Series 2014-C24, Class XA, 1.12%, 11/15/47 (b)		17,493	976,488
Series 2014-LC14, Class XA, 1.40%, 3/15/47 (b)		9,283	620,366

			19,291,381
Total Non-Agency Mortgage-Backed Securities — 5.5%			174,065,127

Preferred Securities		Par (000)	Value
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.65%, 6/01/77 (b)		739	617,309

BLACKROCK FUNDS II	JUNE 30, 2016	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Capital Trusts		Par (000)	Value
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(d)	USD	3,190	$3,289,687
Total Capital Trusts — 0.1%			3,906,996

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.01%, 10/30/40 (b)		116,685	3,041,978
Total Preferred Securities — 0.2%			6,948,974

Project Loans — 0.0%		Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23	USD	23	21,824

Taxable Municipal Bonds		Par (000)	Value
Bay Area Toll Authority RB, 7.04%, 4/01/50		1,150	1,807,087
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		1,180	1,647,646
Los Angeles Community College District GO, 6.60%, 8/01/42		800	1,222,144
Los Angeles Unified School District GO, 6.76%, 7/01/34		1,580	2,277,412
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		200	288,180
6.81%, 11/15/40		610	888,825
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		690	908,606
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,004	1,571,601
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,120	4,855,832
5.50%, 6/15/43		4,935	5,847,778
5.88%, 6/15/44		795	1,142,725
New York State Dormitory Authority RB, 5.39%, 3/15/40		725	961,096
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		1,305	1,621,710
State of California GO:
7.55%, 4/01/39		920	1,455,716
7.60%, 11/01/40		2,770	4,480,752
State of Illinois GO, 5.10%, 6/01/33		3,525	3,383,824
University of California RB, 4.86%, 5/15/2112		630	702,356
Total Taxable Municipal Bonds — 1.1%			35,063,290

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.7%
Fannie Mae, 6.63%, 11/15/30		1,500	2,298,209
Freddie Mac:
3.75%, 3/27/19		10,765	11,622,712
5.50%, 8/23/17		3,500	3,694,985
Resolution Funding Corp. Interest Strip, 0.00%, 7/15/18 (e)		4,575	4,507,597
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		12	12,395
Series 1996-20J, 7.20%, 10/01/16		9	8,749
Series 1996-20K, 6.95%, 11/01/16		23	23,147
Series 1997-20B, Class 1, 7.10%, 2/01/17		52	52,699
Series 1997-20F, Class 1, 7.20%, 6/01/17		14	14,238

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations (continued)
Series 1997-20G, Class 1, 6.85%, 7/01/17	USD	124	$126,159

			22,360,890
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		91	92,186
Series 2005-29, Class AT, 4.50%, 4/25/35		53	55,342
Series 2005-29, Class WB, 4.75%, 4/25/35		372	399,601
Series 2005-48, Class AR, 5.50%, 2/25/35		404	427,876
Series 2005-62, Class CQ, 4.75%, 7/25/35		336	354,553
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		770	847,743
Series 2996, Class MK, 5.50%, 6/15/35		19	21,486

			2,198,787
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		13,342	16,034,254
Freddie Mac, Series K052, Class A2, 3.15%, 11/25/25		743	807,138

			16,841,392
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M4, Class X1, 4.09%, 2/25/18 (b)		37,393	1,478,899
Series 2013-M5, Class X2, 2.43%, 1/25/22 (b)		10,446	914,554
Freddie Mac:
Series K038, Class X1, 1.35%, 3/25/24 (b)		7,164	519,712
Series K055, Class X1, 1.37%, 3/25/26		8,316	871,504
Ginnie Mae:
Series 2012-120, Class IO, 0.90%, 2/16/53 (b)		18,894	1,153,831
Series 2016-87, Class IO, 1.01%, 8/16/58		3,170	264,497

			5,202,997
Mortgage-Backed Securities — 42.2%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		2,425	2,537,130
2.50%, 4/01/30-7/01/31 (f)		20,870	21,619,957
2.55%, 12/01/34 (b)		558	586,361
3.00%, 11/01/26-7/01/46 (f)		174,870	183,108,458
3.37%, 6/01/41 (b)		2,772	2,885,092
3.50%, 8/01/27-7/01/46 (f)		173,650	184,677,028
4.00%, 1/01/25-7/01/46 (f)		184,111	198,418,931
4.50%, 2/01/25-11/01/45		51,691	56,708,527
5.00%, 11/01/32-7/01/46 (f)		41,851	46,571,369
5.50%, 10/01/16-4/01/41		11,674	13,232,574
6.00%, 7/01/16-6/01/41		17,537	20,220,319
6.50%, 5/01/40		4,034	4,686,939
7.00%, 6/01/32		19	22,014
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/29-7/01/31 (f)		15,968	16,543,264
3.00%, 5/01/27-7/01/46 (f)		51,219	53,512,986
3.50%, 7/01/31-7/01/46 (f)		76,918	81,599,296
4.00%, 8/01/40-7/01/46 (f)		45,103	48,481,368
4.50%, 2/01/39-7/01/45		26,187	28,638,789
5.00%, 7/01/35-7/01/46 (f)		16,140	17,890,147
5.50%, 4/01/17-7/01/46 (f)		6,330	7,067,123

12	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (continued)
6.00%, 7/01/16-12/01/32	USD	116		$119,316
6.50%, 7/01/17		3		3,115
8.00%, 11/01/22		1		1,449
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/46 (f)		50,189		52,470,060
3.50%, 12/20/41-7/15/46 (f)		162,087		172,117,229
4.00%, 9/20/40-7/15/46 (f)		75,360		80,641,614
4.50%, 12/20/39-11/20/44		31,409		34,457,700
5.00%, 12/15/38-7/20/41		11,222		12,510,294
5.50%, 3/15/32-7/15/46 (f)		7,710		8,541,036
6.00%, 12/15/36		151		172,704
7.50%, 11/15/29		—	(g)	446
9.00%, 7/15/18		—	(g)	219

				1,350,042,854
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (e)		7		7,227
Total U.S. Government Sponsored Agency Securities — 43.6%				1,396,654,147

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds:
2.88%, 8/15/45		46,364		52,061,718
3.00%, 11/15/45 (h)		44,889		51,615,347
2.50%, 2/15/46 (h)		43,376		45,166,952
U.S. Treasury Inflation Indexed Notes, 0.63%, 1/15/26		32,158		33,863,002
U.S. Treasury Notes:
0.75%, 2/28/18-2/15/19		254,803		255,431,103
0.88%, 3/31/18-4/15/19 (h)		160,565		161,338,888
1.00%, 3/15/19		92,587		93,371,860
1.13%, 2/28/21		88,528		89,150,440
1.25%, 3/31/21		85,931		86,931,323
1.38%, 4/30/21-5/31/21 (h)		236,335		240,527,470
1.50%, 2/28/23-3/31/23		108,692		110,265,102
1.63%, 4/30/23-5/15/26		92,876		94,358,077
2.13%, 5/15/25		11,300		11,936,066
2.00%, 8/15/25		31,795		33,239,447
2.25%, 11/15/25		30,970		33,041,119
Total U.S. Treasury Obligations — 43.5%				1,392,297,914
Total Long-Term Investments (Cost — $4,106,988,957) — 131.3%				4,201,923,376

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (i)(j)		10,649,011	$10,649,011
Total Short-Term Securities (Cost — $10,649,011) — 0.3%			10,649,011

Options Purchased
(Cost — $803,113) — 0.0%			461,978
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $4,118,441,081*) — 131.6%			4,213,034,365

TBA Sale Commitments (f)
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/31	USD	20,822	(21,530,029)
3.00%, 7/01/31-7/01/46		145,828	(151,418,298)
3.50%, 7/01/31-7/01/46		78,895	(83,400,901)
4.00%, 7/01/31-7/01/46		44,395	(47,510,311)
4.50%, 7/01/31-7/01/46		21,120	(22,770,789)
5.00%, 7/01/46		28,486	(31,646,894)
5.50%, 7/01/46		5,697	(6,403,784)
6.00%, 7/01/46		5,608	(6,413,157)
6.50%, 7/01/46		661	(761,892)
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/31		8,392	(8,678,244)
3.00%, 7/01/46		9,882	(10,244,216)
3.50%, 7/01/46		8,919	(9,402,577)
4.00%, 7/01/46		7,900	(8,455,469)
4.50%, 7/01/46		9,600	(10,468,500)
5.00%, 7/01/46		6,586	(7,267,526)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/46		567	(592,836)
3.50%, 7/15/46		74,615	(79,194,740)
4.00%, 7/15/46		31,193	(33,342,391)
4.50%, 7/15/46		7,819	(8,573,326)
5.00%, 7/15/46		300	(325,490)
Total TBA Sale Commitments (Proceeds — $545,791,934) — (17.1)%			(548,401,370)

Options Written
(Premiums Received — $ 84,097) — (0.0)%			(54,000)
Total Investments Net of TBA Sale Commitments and Options Written — 114.5%			3,664,578,995
Liabilities in Excess of Other Assets — (14.5)%			(463,216,772)

Net Assets — 100.0%			$3,201,362,223

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,119,842,704

Gross unrealized appreciation	$103,840,519
Gross unrealized depreciation	(10,648,858)

Net unrealized appreciation	$93,191,661

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Perpetual security with no stated maturity date.

(e)	Zero-coupon bond.

BLACKROCK FUNDS II	JUNE 30, 2016	13

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(25,030,572)	$(135,276)
BNP Paribas Securities Corp.	$1,987,869	$ 17,251
Citigroup Global Markets, Inc.	$15,176,531	$ 136,431
Credit Suisse Securities (USA) LLC	$(29,576,973)	$(224,542)
Daiwa Capital Markets America, Inc.	$13,129,623	$ 112,217
Deutsche Bank Securities, Inc.	$4,272,622	$ 8,063
Goldman Sachs & Co.	$13,921,177	$ (30,861)
J.P. Morgan Securities LLC	$(11,785,160)	$(247,402)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(8,854,652)	$(113,873)
Morgan Stanley & Co. LLC	$22,287,041	$ 42,652
Nomura Securities International, Inc.	$1,324,009	$ (42,866)
RBC Capital Markets, LLC	$4,174,020	$ 2,350
Wells Fargo Securities, LLC	$8,552,124	$ 17,192

(g)	Amount is less than $500.

(h)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(i)	During the period ended June 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	10,649,011	10,649,011	$10,649,011	$12,526	$808

(j)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Agricole Corporate & Investment Bank	0.80%	6/27/16	Open	$48,457,500	$48,461,807	U.S. Treasury Obligations	Open/Demand
Deutsche Bank Securities, Inc.	0.70%	6/29/16	7/01/16	87,308,288	87,309,985	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	0.90%	6/30/16	7/01/16	50,312,500	50,313,758	U.S. Treasury Obligations	Overnight
Amherst Pierpont Securities LLC	0.15%	6/30/16	7/01/16	45,327,920	45,328,109	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.71%	6/30/16	7/01/16	153,271,841	153,274,864	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.73%	6/30/16	7/01/16	86,903,603	86,905,365	U.S. Treasury Obligations	Overnight
Total				$471,581,652	$471,593,888

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

14	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(14)	Euro-Bobl	September 2016	USD 2,075,685	$ (17,102)
(200)	Euro-BTP Italian Government Bond	September 2016	USD 31,652,425	(268,075)
(280)	Euro-Bund	September 2016	USD 51,929,420	(400,018)
244	U.S. Treasury Bonds (30 Year)	September 2016	USD 42,051,875	2,226,010
(1,225)	U.S. Treasury Notes (10 Year)	September 2016	USD 162,905,859	(3,200,639)
206	U.S. Treasury Notes (2 Year)	September 2016	USD 45,181,594	191,172
(1,436)	U.S. Treasury Notes (5 Year)	September 2016	USD 175,427,594	(2,904,246)
(168)	U.S. Ultra Treasury Bonds	September 2016	USD 31,311,000	(1,694,412)
(28)	Euro Dollar	December 2016	USD 6,952,750	(21,037)
Total				$(6,088,347)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	9,337,004	USD	3,210,000	Deutsche Bank AG	7/01/16	$ 35,152
TRY	9,323,708	USD	3,210,000	Morgan Stanley & Co. International PLC	7/01/16	30,531
USD	6,420,000	TRY	18,845,140	Morgan Stanley & Co. International PLC	7/01/16	(129,782)
BRL	887,164	USD	257,000	Goldman Sachs International	7/05/16	18,732
BRL	1,310,007	USD	367,000	Goldman Sachs International	7/05/16	40,152
BRL	1,589,064	USD	438,000	Goldman Sachs International	7/05/16	55,883
BRL	2,711,110	USD	752,000	HSBC Bank PLC	7/05/16	90,616
BRL	900,014	USD	257,000	JPMorgan Chase Bank N.A.	7/05/16	22,725
BRL	1,747,600	USD	514,000	Morgan Stanley & Co. International PLC	7/05/16	29,156
BRL	897,531	USD	248,899	Royal Bank of Scotland PLC	7/05/16	30,054
BRL	1,352,010	USD	374,000	Royal Bank of Scotland PLC	7/05/16	46,206
CAD	8,217,289	USD	6,320,000	Deutsche Bank AG	7/05/16	40,508
COP	903,793,440	USD	299,200	Credit Suisse International	7/05/16	9,856
EUR	5,811,299	USD	6,420,000	Morgan Stanley & Co. International PLC	7/05/16	30,326
EUR	6,420,000	USD	7,092,593	Morgan Stanley & Co. International PLC	7/05/16	33,369
GBP	4,681,276	USD	6,420,000	JPMorgan Chase Bank N.A.	7/05/16	(187,745)
JPY	657,481,830	USD	6,420,000	Goldman Sachs International	7/05/16	(52,064)
MXN	13,390,803	USD	772,000	JPMorgan Chase Bank N.A.	7/05/16	(39,915)
MXN	17,876,417	USD	976,800	JPMorgan Chase Bank N.A.	7/05/16	516
RUB	200,616,966	USD	3,110,000	Société Générale	7/05/16	22,988
RUB	207,327,127	USD	3,210,000	Société Générale	7/05/16	27,779
SEK	54,790,854	USD	6,420,000	BNP Paribas S.A.	7/05/16	57,357
USD	310,480	BRL	1,129,837	Goldman Sachs International	7/05/16	(40,675)
USD	514,000	BRL	1,719,330	Goldman Sachs International	7/05/16	(20,370)
USD	1,308,419	BRL	4,376,663	Goldman Sachs International	7/05/16	(51,852)
USD	514,000	BRL	1,742,974	Morgan Stanley & Co. International PLC	7/05/16	(27,718)
USD	561,000	BRL	1,960,695	Royal Bank of Scotland PLC	7/05/16	(48,386)
USD	3,210,000	CAD	4,105,792	Royal Bank of Scotland PLC	7/05/16	31,954
USD	3,110,000	CAD	3,987,375	State Street Bank and Trust Co.	7/05/16	23,614
USD	299,200	COP	940,203,088	Credit Suisse International	7/05/16	(22,307)
USD	3,210,000	EUR	2,837,341	Citibank N.A.	7/05/16	60,657
USD	3,210,000	EUR	2,842,790	Morgan Stanley & Co. International PLC	7/05/16	54,609

BLACKROCK FUNDS II	JUNE 30, 2016	15

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,109,792	EUR	6,420,000	Morgan Stanley & Co. International PLC	7/05/16	$ (16,170)
USD	3,210,000	GBP	2,183,069	HSBC Bank PLC	7/05/16	303,647
USD	3,210,000	GBP	2,184,249	Northern Trust Corp.	7/05/16	302,076
USD	3,210,000	JPY	334,830,092	Citibank N.A.	7/05/16	(32,944)
USD	3,210,000	JPY	335,791,198	Morgan Stanley & Co. International PLC	7/05/16	(42,253)
USD	830,800	MXN	15,438,258	Citibank N.A.	7/05/16	(13,220)
USD	386,000	MXN	7,022,768	Goldman Sachs International	7/05/16	2,060
USD	532,000	MXN	9,736,132	JPMorgan Chase Bank N.A.	7/05/16	(281)
USD	6,320,000	RUB	415,540,000	Morgan Stanley & Co. International PLC	7/05/16	(178,270)
USD	3,210,000	SEK	26,573,739	Barclays Bank PLC	7/05/16	68,461
USD	3,210,000	SEK	26,471,127	Deutsche Bank AG	7/05/16	80,592
BRL	10,857,825	USD	3,210,000	Goldman Sachs International	7/06/16	163,536
BRL	10,896,345	USD	3,210,000	Royal Bank of Scotland PLC	7/06/16	175,504
COP	4,314,300,000	USD	1,460,000	BNP Paribas S.A.	7/06/16	14,942
COP	4,355,910,000	USD	1,460,000	BNP Paribas S.A.	7/06/16	29,167
COP	5,217,100,000	USD	1,750,000	Credit Suisse International	7/06/16	33,585
COP	5,173,000,000	USD	1,750,000	HSBC Bank PLC	7/06/16	18,508
EUR	463,565	RUB	33,316,399	Deutsche Bank AG	7/06/16	(5,593)
EUR	200,000	USD	226,095	Morgan Stanley & Co. International PLC	7/06/16	(4,094)
MXN	8,589,206	USD	464,668	Citibank N.A.	7/06/16	4,864
MXN	8,934,688	USD	495,187	HSBC Bank PLC	7/06/16	(6,768)
MXN	8,185,936	USD	440,000	Morgan Stanley & Co. International PLC	7/06/16	7,488
MXN	2,661,632	USD	144,000	State Street Bank and Trust Co.	7/06/16	1,499
MXN	7,957,007	USD	427,128	UBS AG	7/06/16	7,846
RUB	35,145,162	EUR	463,565	Deutsche Bank AG	7/06/16	34,145
RUB	30,259,100	USD	454,000	Deutsche Bank AG	7/06/16	18,420
RUB	30,599,600	USD	454,000	Deutsche Bank AG	7/06/16	23,736
USD	6,420,000	BRL	22,149,000	Morgan Stanley & Co. International PLC	7/06/16	(461,714)
USD	1,135,000	COP	3,387,975,000	BNP Paribas S.A.	7/06/16	(23,257)
USD	2,840,000	COP	8,512,587,600	Credit Suisse International	7/06/16	(70,223)
USD	1,135,000	COP	3,393,650,000	HSBC Bank PLC	7/06/16	(25,197)
USD	1,310,000	COP	3,910,350,000	Royal Bank of Scotland PLC	7/06/16	(26,843)
USD	56,790	EUR	50,000	Bank of New York Mellon	7/06/16	1,289
USD	12,504,471	EUR	11,198,000	Barclays Bank PLC	7/06/16	74,640
USD	16,743	EUR	15,000	Morgan Stanley & Co. International PLC	7/06/16	93
USD	56,644	EUR	50,000	Morgan Stanley & Co. International PLC	7/06/16	1,144
USD	125,363	EUR	114,000	Morgan Stanley & Co. International PLC	7/06/16	(1,177)
USD	17,119	EUR	15,000	State Street Bank and Trust Co.	7/06/16	469
USD	479,014	MXN	8,589,206	BNP Paribas S.A.	7/06/16	9,482
USD	482,939	MXN	8,659,583	BNP Paribas S.A.	7/06/16	9,559
USD	584,000	MXN	10,902,203	Citibank N.A.	7/06/16	(11,974)
USD	667,504	MXN	12,493,000	HSBC Bank PLC	7/06/16	(15,432)
USD	453,760	MXN	8,232,112	UBS AG	7/06/16	3,748
USD	454,000	RUB	29,790,572	BNP Paribas S.A.	7/06/16	(11,105)
USD	454,000	RUB	29,396,500	Deutsche Bank AG	7/06/16	(4,953)
MXN	8,110,981	USD	426,400	Goldman Sachs International	7/07/16	16,948
MXN	8,134,333	USD	440,000	Goldman Sachs International	7/07/16	4,624
USD	146,667	MXN	2,744,676	Deutsche Bank AG	7/07/16	(3,358)
USD	426,400	MXN	7,964,165	Deutsche Bank AG	7/07/16	(8,923)

16	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	146,667	MXN	2,745,720	Royal Bank of Scotland PLC	7/07/16	$ (3,415)
USD	146,667	MXN	2,743,842	UBS AG	7/07/16	(3,312)
MXN	8,171,068	USD	441,984	Royal Bank of Scotland PLC	7/08/16	4,606
USD	450,470	MXN	8,171,068	State Street Bank and Trust Co.	7/08/16	3,880
USD	287,980	ZAR	4,569,795	Citibank N.A.	7/08/16	(21,780)
USD	338,035	ZAR	5,366,613	Citibank N.A.	7/08/16	(25,737)
USD	719,950	ZAR	11,422,437	HSBC Bank PLC	7/08/16	(54,312)
ZAR	8,864,067	USD	579,000	BNP Paribas S.A.	7/08/16	21,845
ZAR	5,777,179	USD	386,000	Goldman Sachs International	7/08/16	5,602
ZAR	5,787,773	USD	380,965	Morgan Stanley & Co. International PLC	7/08/16	11,355
CNH	7,275,205	USD	1,090,000	BNP Paribas S.A.	7/11/16	1,036
IDR	42,628,800,000	USD	3,210,000	JPMorgan Chase Bank N.A.	7/11/16	10,857
IDR	42,638,430,000	USD	3,210,000	Standard Chartered Bank	7/11/16	11,585
USD	6,420,000	IDR	86,541,600,000	Standard Chartered Bank	7/11/16	(118,729)
EUR	976,250	USD	1,117,449	Goldman Sachs International	7/13/16	(33,522)
INR	40,466,440	USD	602,000	JPMorgan Chase Bank N.A.	7/13/16	(3,854)
MXN	9,651,121	USD	519,410	Citibank N.A.	7/13/16	7,819
MXN	10,526,674	USD	566,587	Citibank N.A.	7/13/16	8,472
MXN	8,757,412	USD	473,317	Goldman Sachs International	7/13/16	5,089
MXN	20,111,209	USD	1,081,946	Royal Bank of Scotland PLC	7/13/16	16,704
MXN	13,911,393	USD	745,918	State Street Bank and Trust Co.	7/13/16	14,044
USD	1,103,734	EUR	976,250	Royal Bank of Scotland PLC	7/13/16	19,807
USD	602,000	INR	41,074,460	Standard Chartered Bank	7/13/16	(5,133)
USD	489,681	MXN	9,059,860	BNP Paribas S.A.	7/13/16	(5,247)
USD	330,572	MXN	6,055,261	JPMorgan Chase Bank N.A.	7/13/16	(219)
USD	384,219	MXN	7,037,940	JPMorgan Chase Bank N.A.	7/13/16	(254)
USD	478,090	MXN	8,757,412	JPMorgan Chase Bank N.A.	7/13/16	(316)
USD	811,376	MXN	14,862,381	JPMorgan Chase Bank N.A.	7/13/16	(537)
USD	498,093	MXN	9,227,948	Morgan Stanley & Co. International PLC	7/13/16	(6,018)
USD	426,816	MXN	7,957,007	UBS AG	7/13/16	(7,865)
USD	340,000	ZAR	5,060,900	BNP Paribas S.A.	7/13/16	(2,691)
USD	340,000	ZAR	5,010,828	Morgan Stanley & Co. International PLC	7/13/16	699
ZAR	5,092,316	USD	340,000	Citibank N.A.	7/13/16	4,819
ZAR	5,148,991	USD	340,000	Goldman Sachs International	7/13/16	8,656
CAD	428,915	USD	330,500	Deutsche Bank AG	7/14/16	1,509
CAD	426,638	USD	330,500	Royal Bank of Canada	7/14/16	(253)
CAD	214,694	USD	165,250	Royal Bank of Scotland PLC	7/14/16	938
EUR	540,000	USD	610,322	Royal Bank of Scotland PLC	7/14/16	(10,739)
JPY	64,433,792	USD	601,000	Citibank N.A.	7/14/16	23,240
JPY	210,544,453	USD	1,964,000	Standard Chartered Bank	7/14/16	75,771
KRW	1,157,925,600	USD	1,000,800	Morgan Stanley & Co. International PLC	7/14/16	4,332
KRW	584,967,600	USD	500,400	Standard Chartered Bank	7/14/16	7,378
MYR	1,226,786	USD	301,000	JPMorgan Chase Bank N.A.	7/14/16	3,006
RUB	24,387,605	USD	374,000	BNP Paribas S.A.	7/14/16	5,921
RUB	50,645,130	USD	772,000	BNP Paribas S.A.	7/14/16	16,972
RUB	50,882,520	USD	772,000	Deutsche Bank AG	7/14/16	20,671
USD	330,500	CAD	423,372	Morgan Stanley & Co. International PLC	7/14/16	2,781
USD	614,425	EUR	540,000	Morgan Stanley & Co. International PLC	7/14/16	14,842
USD	2,565,000	JPY	273,800,412	Royal Bank of Scotland PLC	7/14/16	(87,599)

BLACKROCK FUNDS II	JUNE 30, 2016	17

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,502,000	KRW	2,909,951,100	JPMorgan Chase Bank N.A.	7/14/16	$(23,970)
USD	694,800	RUB	44,821,548	Deutsche Bank AG	7/14/16	(3,450)
USD	386,000	RUB	25,784,800	Morgan Stanley & Co. International PLC	7/14/16	(15,687)
USD	374,000	RUB	24,164,140	Société Générale	7/14/16	(2,440)
USD	602,000	TWD	19,405,470	JPMorgan Chase Bank N.A.	7/14/16	248
USD	322,960	MXN	5,995,535	Bank of America N.A.	7/19/16	(4,380)
USD	337,640	MXN	6,259,571	Bank of America N.A.	7/19/16	(4,116)
MXN	8,560,285	USD	462,444	Goldman Sachs International	7/20/16	4,880
MXN	8,654,565	USD	479,141	HSBC Bank PLC	7/20/16	(6,671)
USD	448,511	MXN	8,328,590	State Street Bank and Trust Co.	7/20/16	(6,164)
USD	483,543	MXN	8,886,260	State Street Bank and Trust Co.	7/20/16	(1,576)
USD	119,416	RUB	7,890,706	JPMorgan Chase Bank N.A.	7/20/16	(3,308)
MXN	4,245,920	USD	224,000	BNP Paribas S.A.	7/28/16	7,616
COP	1,083,175,000	USD	370,000	Credit Suisse International	8/01/16	(1,940)
COP	1,094,460,000	USD	370,000	Credit Suisse International	8/01/16	1,895
COP	1,508,332,000	USD	515,000	Standard Chartered Bank	8/01/16	(2,472)
COP	2,170,455,000	USD	735,000	Standard Chartered Bank	8/01/16	2,516
BRL	1,732,643	USD	514,000	Goldman Sachs International	8/02/16	19,695
BRL	4,410,551	USD	1,308,419	Goldman Sachs International	8/02/16	50,134
USD	207,614	EUR	187,000	Morgan Stanley & Co. International PLC	8/03/16	(174)
USD	12,303,210	EUR	11,073,000	Morgan Stanley & Co. International PLC	8/03/16	(727)
EUR	272,400	RUB	19,822,548	Deutsche Bank AG	8/16/16	(3,228)
EUR	540,000	USD	612,178	Deutsche Bank AG	8/16/16	(11,869)
EUR	347,400	USD	385,524	JPMorgan Chase Bank N.A.	8/16/16	675
EUR	126,079	USD	139,796	Morgan Stanley & Co. International PLC	8/16/16	364
EUR	126,329	USD	140,076	Morgan Stanley & Co. International PLC	8/16/16	362
EUR	205,986	USD	233,405	Morgan Stanley & Co. International PLC	8/16/16	(4,414)
EUR	331,503	USD	374,011	Morgan Stanley & Co. International PLC	8/16/16	(5,484)
EUR	976,250	USD	1,104,943	Royal Bank of Scotland PLC	8/16/16	(19,661)
JPY	273,534,934	USD	2,565,000	Royal Bank of Scotland PLC	8/16/16	87,850
MXN	15,502,008	USD	830,800	Citibank N.A.	8/16/16	13,111
MXN	7,997,071	USD	426,400	Deutsche Bank AG	8/16/16	8,951
MXN	8,404,274	USD	441,000	Deutsche Bank AG	8/16/16	16,519
MXN	8,401,471	USD	448,000	Royal Bank of Scotland PLC	8/16/16	9,366
PLN	5,972,634	USD	1,509,098	BNP Paribas S.A.	8/16/16	2,965
PLN	5,680,858	USD	1,466,766	JPMorgan Chase Bank N.A.	8/16/16	(28,570)
PLN	13,251,680	USD	3,309,714	Royal Bank of Scotland PLC	8/16/16	45,150
PLN	13,435,668	USD	3,467,269	State Street Bank and Trust Co.	8/16/16	(65,826)
RUB	20,053,543	EUR	272,400	Deutsche Bank AG	8/16/16	6,795
RUB	35,340,400	USD	530,000	Deutsche Bank AG	8/16/16	15,640
RUB	49,280,400	USD	760,500	Deutsche Bank AG	8/16/16	367
USD	81,806	EUR	73,792	Goldman Sachs International	8/16/16	(228)
USD	383,020	EUR	347,400	Royal Bank of Scotland PLC	8/16/16	(3,180)
USD	610,967	EUR	540,000	Royal Bank of Scotland PLC	8/16/16	10,657
USD	810,245	EUR	716,105	Royal Bank of Scotland PLC	8/16/16	14,162
USD	47,237	GBP	35,000	Barclays Bank PLC	8/16/16	623
USD	371,468	GBP	275,000	BNP Paribas S.A.	8/16/16	5,217
USD	371,481	GBP	275,000	BNP Paribas S.A.	8/16/16	5,230
USD	518,107	GBP	390,500	Citibank N.A.	8/16/16	(1,969)

18	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	370,619	GBP	275,000	Deutsche Bank AG	8/16/16	$ 4,368
USD	323,982	GBP	240,000	JPMorgan Chase Bank N.A.	8/16/16	4,345
USD	364,914	GBP	270,000	JPMorgan Chase Bank N.A.	8/16/16	5,322
USD	148,602	GBP	110,000	Royal Bank of Scotland PLC	8/16/16	2,102
USD	532,500	JPY	54,777,210	BNP Paribas S.A.	8/16/16	1,249
USD	750,000	JPY	77,055,000	BNP Paribas S.A.	8/16/16	2,690
USD	532,500	JPY	54,733,012	Goldman Sachs International	8/16/16	1,678
USD	750,000	JPY	77,145,000	Morgan Stanley & Co. International PLC	8/16/16	1,817
USD	441,000	MXN	8,422,340	Citibank N.A.	8/16/16	(17,502)
USD	462,779	MXN	8,589,206	Citibank N.A.	8/16/16	(4,807)
USD	373,200	MXN	6,997,580	Goldman Sachs International	8/16/16	(7,740)
USD	440,000	MXN	8,166,664	Goldman Sachs International	8/16/16	(4,583)
USD	461,215	MXN	8,560,285	Goldman Sachs International	8/16/16	(4,797)
USD	471,730	MXN	8,757,412	Goldman Sachs International	8/16/16	(5,013)
USD	440,276	MXN	8,171,068	Royal Bank of Scotland PLC	8/16/16	(4,547)
USD	144,000	MXN	2,672,588	State Street Bank and Trust Co.	8/16/16	(1,493)
USD	11,463,947	PLN	44,725,614	Royal Bank of Scotland PLC	8/16/16	140,978
USD	863,407	PLN	3,347,084	State Street Bank and Trust Co.	8/16/16	16,042
USD	760,500	RUB	50,782,388	Deutsche Bank AG	8/16/16	(23,557)
USD	530,000	RUB	34,556,000	JPMorgan Chase Bank N.A.	8/16/16	(3,529)
AUD	25,363,000	USD	18,752,768	Bank of America N.A.	9/21/16	105,109
AUD	20,530,000	USD	15,191,174	Morgan Stanley & Co. International PLC	9/21/16	73,276
USD	33,729,749	AUD	45,893,000	State Street Bank and Trust Co.	9/21/16	(392,578)
USD	3,905,000	CNH	25,779,248	Deutsche Bank AG	11/07/16	59,823
USD	10,475,000	SAR	39,951,650	BNP Paribas S.A.	11/23/16	(136,610)
USD	7,840,000	SAR	29,795,920	Citibank N.A.	11/23/16	(74,133)
USD	10,635,000	SAR	40,540,620	Citibank N.A.	11/23/16	(133,047)
Total						$ 277,300

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)	Value
USD Currency	Call	Up-and-Out	Deutsche Bank AG	7/07/16	CNH	6.62	CNH	6.88	USD 1,090	$8,879
GBP Currency	Put	Down-and-Out	BNP Paribas S.A.	7/27/16	USD	1.34	USD	1.25	GBP 14,993	162,159
Total										$171,038

Exchange-Traded Options Purchased
Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Futures	Put	7/22/16	USD	132.00	432	$114,750
U.S. Treasury Notes (10 Year) Futures	Put	7/22/16	USD	130.50	362	28,281
Total						$143,031

BLACKROCK FUNDS II	JUNE 30, 2016	19

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

OTC Options Purchased
Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Citibank N.A.	7/01/16	MXN	17.65	USD	748	$32,938
USD Currency	Call	UBS AG	7/01/16	RUB	64.50	USD	1,136	1,283
USD Currency	Call	BNP Paribas S.A.	7/08/16	ZAR	15.00	USD	1,114	5,318
USD Currency	Call	Goldman Sachs Bank USA	7/12/16	CAD	1.29	USD	661	7,085
USD Currency	Call	UBS AG	7/18/16	MXN	19.00	USD	448	2,457
USD Currency	Call	Deutsche Bank AG	8/05/16	JPY	106.00	USD	735	3,465
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	15,415	22,474
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	15,760	22,977
USD Currency	Put	JPMorgan Chase Bank N.A.	7/15/16	MXN	18.50	USD	2,902	40,313
USD Currency	Put	JPMorgan Chase Bank N.A.	7/15/16	MXN	18.30	USD	1,101	9,599
Total								$147,909

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Futures	Call	7/22/16	USD	135.00	432	$(54,000)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	2,530	$ 179
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	149,961	(1,159,442)
1.44%[1]	3-month LIBOR	6/15/20[2]	6/14/21	USD	165,325	(149,230)
1.51%[1]	3-month LIBOR	6/14/20[2]	6/14/21	USD	163,960	(255,268)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	485	37,833
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	367	(33,162)
1.46%[1]	3-month LIBOR	N/A	6/28/26	USD	1,613	(13,027)
1.46%[1]	3-month LIBOR	N/A	6/28/26	USD	403	(3,275)
Total						$(1,575,392)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps - Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,491	$ 16,618	$ 10,423	$ 6,195
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	1,491	23,071	15,836	7,235
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	1,730	(50,813)	(58,496)	7,683
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	1,750	39,479	38,656	823
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	5,559	(43,868)	71,210	(115,078)
Australia & New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	6/20/21	USD	8,894	(70,188)	73,609	(143,797)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	3,609	(28,482)	37,443	(65,925)

20	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	1,886	$ (14,888)	$ 24,225	$(39,113)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	3,130	(24,666)	30,695	(55,361)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	850	(6,701)	14,930	(21,631)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2,689	(21,192)	33,301	(54,493)
Federation of Malaysia	1.00%	Barclays Bank PLC	6/20/21	USD	989	25,188	28,976	(3,788)
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	5,427	(638)	321	(959)
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	3,692	(434)	(7,725)	7,291
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	1,980	(232)	(4,568)	4,336
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	1,931	(227)	(4,455)	4,228
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	738	(87)	(1,703)	1,616
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	503	(59)	(1,161)	1,102
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	497	(58)	(1,147)	1,089
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	247	(29)	(570)	541
HSBC Bank PLC	1.00%	Credit Suisse International	6/20/21	EUR	3,667	(431)	16,574	(17,005)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	1,355	(159)	(5,393)	5,234
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	274	(32)	(333)	301
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	69	(8)	(275)	267
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2,090	(17,078)	21,835	(38,913)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	4,610	61,430	60,417	1,013
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	1,835	24,452	24,049	403
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	660	54,028	72,109	(18,081)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	1,550	126,882	167,170	(40,288)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	750	61,395	75,362	(13,967)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	400	32,744	43,684	(10,940)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	385	31,516	40,822	(9,306)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	412	33,726	41,896	(8,170)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	164	13,400	13,381	19
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	12	982	1,258	(276)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	385	31,516	42,118	(10,602)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	425	34,790	46,307	(11,517)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	420	34,381	46,232	(11,851)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	950	77,767	99,686	(21,919)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	744	4,730	4,579	151
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	459	2,915	2,845	70
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	447	2,838	2,956	(118)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	382	2,430	2,550	(120)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	379	2,408	2,504	(96)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	379	2,408	2,504	(96)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	379	2,408	2,853	(445)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	306	1,944	1,897	47
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	298	1,892	1,832	60
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	298	1,891	1,970	(79)
Republic of the Philippines	1.00%	Citibank N.A.	6/20/21	USD	435	2,766	2,496	270
Republic of the Philippines	1.00%	Citibank N.A.	6/20/21	USD	405	2,572	2,679	(107)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	1,641	10,429	12,742	(2,313)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	382	2,430	2,198	232
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	121	771	745	26
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	2,460	73,064	54,587	18,477
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	430	12,772	9,542	3,230
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	467	13,870	12,514	1,356

BLACKROCK FUNDS II	JUNE 30, 2016	21

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	377	$ 11,312	$19,742	$ (8,430)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	369	10,960	9,888	1,072
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	564	16,922	29,523	(12,601)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	840	31,314	37,609	(6,295)
Total						$658,141	$1,327,454	$(669,313)

OTC Credit Default Swaps - Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	1,491	$ (16,619)	$ (12,082)	$ (4,537)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	1,491	(23,071)	(13,796)	(9,275)
Federation of Malaysia	1.00%	Citibank N.A.	6/20/21	A-	USD	21	(537)	(500)	(37)
Republic of the Philippines	1.00%	Bank of America N.A.	6/20/21	BBB	USD	25	(158)	(120)	(38)
CMBX.NA Series 7 A	2.00%	Deutsche Bank AG	1/17/47	A-	USD	580	(39,884)	(46,047)	6,163
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB	USD	400	(8,211)	(36,353)	28,142
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB	USD	1,000	(20,528)	(92,032)	71,504
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB	USD	5,000	(102,640)	(436,647)	334,007
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB+	USD	1,820	(50,305)	(250,049)	199,744
CMBX.NA Series 8 A	2.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	3,215	(347,577)	(321,139)	(26,438)
CMBX.NA Series 8 AA	1.50%	Goldman Sachs International	10/17/57	Not Rated	USD	590	(42,724)	(59,159)	16,435
CMBX.NA Series 9 A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	410	(54,050)	(59,129)	5,079
CMBX.NA Series 9 A	2.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	400	(52,733)	(57,131)	4,398
CMBX.NA Series 9 A	2.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	290	(38,231)	(31,641)	(6,590)
CMBX.NA Series 9 A	2.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	275	(36,253)	(36,123)	(130)
Total							$(833,521)	$(1,451,948)	$618,427

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.51%[1]	1-day COOIS	Credit Suisse International	7/06/16	COP	19,117,340	$ 4,709	$ (1)	$ 4,710
6.64%[1]	1-day COOIS	Credit Suisse International	8/22/16	COP	8,426,498	7,364	—	7,364
1.92%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	2,278,440	18,611	4,139	14,472
1.69%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	2,278,440	(11,857)	—	(11,857)
4.30%[2]	28-day MXIBTIIE	Bank of America N.A.	12/07/17	MXN	4,907	2,329	6	2,323
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	8,957	3,359	125	3,234
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	7,677	2,155	21	2,134
4.77%[2]	28-day MXIBTIIE	Citibank N.A.	12/05/18	MXN	3,324	1,409	6	1,403
4.70%[2]	28-day MXIBTIIE	Bank of America N.A.	12/06/18	MXN	3,324	1,712	5	1,707
4.76%[2]	28-day MXIBTIIE	Citibank N.A.	12/06/18	MXN	3,324	1,457	6	1,451
12.24%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	10,679	(4,272)	—	(4,272)

22	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.46%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	5,374	$ 3,698	—	$ 3,698
12.29%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	5,363	(2,224)	—	(2,224)
12.52%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	5,370	6,059	—	6,059
12.31%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	2,914	2,960	—	2,960
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	1,745	32,637	—	32,637
12.05%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	940	(5,624)	—	(5,624)
12.75%[1]	1-day BZDIOVER	Citibank N.A.	1/04/21	BRL	3,348	32,595	—	32,595
11.84%[1]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	629	(6,353)	—	(6,353)
12.74%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	2,290	21,905	—	21,905
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	176	(2,190)	—	(2,190)
2.77%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	5,615	8,227	$ (9)	8,236
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	4,495	5,885	(7)	5,892
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	4,490	5,878	(7)	5,885
2.74%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	3,600	4,551	(20)	4,571
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	3,599	4,804	(21)	4,825
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	2,245	2,940	(3)	2,943
2.73%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	5/12/21	CNY	2,245	2,541	(3)	2,544
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	(973,498)	—	(973,498)
12.92%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/23	BRL	3,146	51,916	—	51,916
12.62%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/23	BRL	838	8,982	—	8,982
12.73%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/23	BRL	720	9,263	—	9,263
12.37%[1]	1-day BZDIOVER	Citibank N.A.	1/02/23	BRL	1,347	8,193	—	8,193
12.75%[1]	1-day BZDIOVER	Citibank N.A.	1/02/23	BRL	734	9,720	—	9,720
5.73%[2]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	7,400	5,736	98	5,638
6.43%[1]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	6,011	10,498	(102)	10,600
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	3,006	4,103	(16)	4,119
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	7,228	9,329	(35)	9,364
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	14,506	18,443	(69)	18,512
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	21,681	27,927	(101)	28,028
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	7,575	(9,285)	35	(9,320)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	7,575	(9,285)	35	(9,320)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	28,117	(34,159)	126	(34,285)
6.27%[1]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	901	961	(12)	973

BLACKROCK FUNDS II	JUNE 30, 2016	23

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.30%[1]	28-day MXIBTIIE	Goldman Sachs International	6/15/26	MXN	43,873	$ 42,256	$ (142)	$ 42,398
Total						$(673,635)	$4,054	$(677,689)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$188,438,328	$43,157,458	$231,595,786
Corporate Bonds	—	897,072,131	—	897,072,131
Foreign Agency Obligations	—	5,525,131	—	5,525,131
Foreign Government Obligations	—	62,679,052	—	62,679,052
Non-Agency Mortgage-Backed Securities	—	172,052,313	2,012,814	174,065,127
Preferred Securities	$3,041,978	3,906,996	—	6,948,974
Project Loans	—	—	21,824	21,824
Taxable Municipal Bonds	—	35,063,290	—	35,063,290
U.S. Government Sponsored Agency Securities	—	1,380,619,893	16,034,254	1,396,654,147
U.S. Treasury Obligations	—	1,392,297,914	—	1,392,297,914
Short-Term Securities	10,649,011	—	—	10,649,011
Options Purchased:
Foreign currency exchange contracts	—	318,947	—	318,947
Interest rate contracts	143,031	—	—	143,031
Liabilities:
Investments:
TBA Sale Commitments	—	(548,401,370)	—	(548,401,370)

Total	$13,834,020	$3,589,572,625	$61,226,350	$3,664,632,995

24	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$665,472	—	$665,472
Foreign currency exchange contracts	—	3,288,835	—	3,288,835
Interest rate contracts	$2,417,182	419,266	—	2,836,448
Liabilities:
Credit contracts	—	(716,358)	—	(716,358)
Foreign currency exchange contracts	—	(3,011,535)	—	(3,011,535)
Interest rate contracts	(8,559,529)	(2,672,347)	—	(11,231,876)

Total	$(6,142,347)	$(2,026,667)	—	$(8,169,014)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$ 28,040,449	—	—	$ 28,040,449
Foreign currency at value	3,043,138	—	—	3,043,138
Cash pledged:
Collateral - OTC derivatives	1,982,000	—	—	1,982,000
Futures contracts	4,038,520	—	—	4,038,520
Centrally cleared swaps	1,290,750	—	—	1,290,750
Liabilities:
Cash received as collateral - reverse repurchase agreements	—	$ (349,000)	—	(349,000)
Reverse repurchase agreements	—	(471,593,888)	—	(471,593,888)

Total	$ 38,394,857	$(471,942,888)	—	$(433,548,031)

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2015	$41,486,407	$ 4,046,895	$24,867	—	$45,558,169
Transfers into Level 3	—	—	—	$17,016,859	17,016,859
Transfers out of Level 3	(13,349,739)	(554,742)	—	—	(13,904,481)
Accrued discounts/premiums	36,256	7,162	9	—	43,427
Net realized gain (loss)	37,211	101,866	9	—	139,086
Net change in unrealized appreciation (depreciation)[1]	91,149	(93,819)	(359)	170,620	167,591
Purchases	25,188,514	590,024	—	—	25,778,538
Sales	(10,332,340)	(2,084,572)	(2,702)	(1,153,225)	(13,572,839)

Closing Balance, as of June 30, 2016	$43,157,458	$ 2,012,814	$21,824	$16,034,254	$61,226,350

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$142,914	$ (6,769)	$(359)	$170,620	$306,406

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2016	25

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 2.8%
Freddie Mac, 6.25%, 7/15/32 (a)	USD	15,600	$23,601,474
Collateralized Mortgage Obligations — 8.5%
Fannie Mae, Series 1996-48, Class Z, 7.00%, 11/25/26		466	518,979
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32		997	1,030,069
Series 2009-122, Class PY, 6.00%, 12/20/39		1,477	1,679,950
Series 2009-31, Class PT, 4.16%, 5/20/39 (b)		539	574,969
Series 2011-71, Class GF, 0.64%, 8/16/31 (b)		8,974	8,979,932
Series 2014-107, Class WX, 6.83%, 7/20/39 (b)		2,636	3,140,257
Series 2015-103, Class B, 6.90%, 1/20/40		11,924	14,260,692
Series 2015-187, Class C, 5.24%, 2/20/41 (b)		18,628	21,318,749
Series 2015-55, Class A, 5.39%, 3/16/36 (b)		17,379	19,883,540

			71,387,137
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45		1,498	107,821
Series 2015-152, Class PI, 4.00%, 10/20/45		611	47,077
Series 2015-176, Class IO, 4.00%, 11/20/45		136	10,354
Series 2016-82, Class IM, 4.00%, 2/01/46		200	18,564

			183,816
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Freddie Mac:
Series K049, Class X1, 0.74%, 7/25/25 (b)		28,900	1,290,616
Series K721, Class X1, 0.46%, 8/25/22 (b)		74,616	1,362,696
Series KC01, Class X1, 0.85%, 12/25/22 (b)		10,979	366,022

			3,019,334

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities — 171.6%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/35-7/01/46 (c)	USD	130,791		$136,273,393
3.28%, 2/01/41		51		51,209
3.40%, 4/01/41		180		184,412
3.50%, 7/01/31-7/01/46 (c)		105,960		112,128,725
4.00%, 7/01/43-7/01/46 (c)		7,022		7,634,848
4.50%, 7/01/46 (c)		22,245		24,281,692
5.00%, 1/01/21-7/01/46 (c)		15,382		17,102,323
5.50%, 12/01/32-7/01/46 (c)		643		724,772
6.00%, 7/01/46 (c)		100		114,357
6.50%, 9/01/28-8/01/35		4,100		4,776,513
8.50%, 1/20/18		91		92,808
Freddie Mac Mortgage-Backed Securities:
2.77%, 10/01/45 (b)		2,148		2,221,521
3.00%, 6/01/35-7/01/46 (c)		14,737		15,399,363
3.50%, 9/01/20-9/01/26		539		570,587
4.00%, 4/01/19-5/01/26		881		925,382
5.00%, 5/01/35-12/01/38		220		243,002
6.00%, 8/01/16		—	(d)	33
7.50%, 2/01/27-3/01/27		3		2,742
9.00%, 12/01/19		—	(d)	51
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/42-7/15/46 (c)		158,464		165,679,715
3.50%, 4/15/41-7/15/46 (c)		424,654		451,145,594
4.00%, 7/15/42-7/15/46 (c)		248,422		265,676,986
4.50%, 12/15/34-9/20/44		92,199		100,798,209
5.00%, 9/15/28-7/15/46 (c)		54,389		61,083,970
5.50%, 7/15/16-12/15/34		16,036		18,412,401
6.00%, 3/20/28-1/15/39		22,675		26,115,502
6.50%, 7/15/16-10/15/45		21,015		24,667,696
7.00%, 3/20/24-5/20/27		54		60,480
7.50%, 4/20/23-10/20/25		5		5,457
8.00%, 3/15/17-5/15/30		140		150,445
8.50%, 7/15/16-2/15/25		40		41,534
9.00%, 8/15/16-10/15/21		32		32,829
9.50%, 9/15/16-9/15/22		49		51,013
10.00%, 9/15/16-6/15/18		4		3,795

				1,436,653,359
Total U.S. Government Sponsored Agency Securities — 183.3%				1,534,845,120

Portfolio Abbreviations
AKA	Also Known As	GO	General Obligation Bonds	RB	Revenue Bonds
AUD	Australian Dollar	HICP	Harmonised Index of Consumer	REIT	Real Estate Investment Trust
BRL	Brazilian Real		Price Index	REMIC	Real Estate Mortgage
CAD	Canadian Dollar	IDR	Indonesian Rupiah		Investment Conduit
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLO	Collateralized Debt Obligation	JPY	Japanese Yen	SAR	Saudi Arabian Riyal
CNH	Chinese Yuan Offshore	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombian Peso	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CPI	Consumer Price Index	MXIBTIIE	Mexico Interbank TIIE	TRY	Turkish Lira
CPURNSA	Consumer Price All Urban		28-Day	TWD	New Taiwan Dollar
	Non-Seasonally Adjusted Index	MXN	Mexican Peso	USD	U.S. Dollar
EUR	Euro	MYR	Malaysian Ringgit	USGI	United States Government
EURIBOR	Euro Interbank Offered Rate	NOK	Norwegian Krone		Issue
FKA	Formerly Known As	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PIK	Payment-in-kind

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock GNMA Portfolio

U.S. Treasury Obligations — 1.1%		Par (000)	Value
U.S. Treasury Inflation Indexed Notes, 0.38%, 7/15/25 (a)	USD	8,776	$ 9,036,850
Total Long-Term Investments (Cost — $1,520,484,390) — 184.4%			1,543,881,970

Short-Term Securities		Shares
Money Market Funds — 2.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (e)(f)		19,447,311	19,447,311
Total Short-Term Securities (Cost — $19,447,311) — 2.3%			19,447,311
Total Investments Before TBA Sale Commitments (Cost — $1,539,931,701*) — 186.7%			1,563,329,281

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/46	USD	123,378	$(127,960,976)
3.50%, 7/01/46		98,104	(103,515,044)
4.00%, 7/01/46		320	(343,091)
4.50%, 7/01/46		10,000	(10,915,573)
5.00%, 7/01/46		11,900	(13,221,635)
Freddie Mac Mortgage-Backed Securities,
3.00%, 7/01/46		11,941	(12,378,686)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/46		8,000	(8,364,531)
3.50%, 7/15/46		140,300	(148,911,436)
4.00%, 7/15/46		113,700	(121,534,635)
4.50%, 7/15/46		400	(429,248)
5.00%, 7/15/46		3,000	(3,337,873)
5.50%, 7/15/46		2,700	(3,033,703)
Total TBA Sale Commitments (Proceeds — $550,998,691) — (66.1)%			(553,946,431)
Total Investments Net of TBA Sale Commitments — 120.6%			1,009,382,850
Liabilities in Excess of Other Assets — (20.6)%			(172,148,432)

Net Assets — 100.0%			$837,234,418

Notes to Schedule of Investments
*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,540,318,239

Gross unrealized appreciation	$23,500,112
Gross unrealized depreciation	(489,070)

Net unrealized appreciation	$23,011,042

(a)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of period end, Unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$6,814,700	$(13,042)
BNP Paribas Securities Corp.	$(871,673)	$(9,999)
Citigroup Global Markets, Inc.	$37,014,504	$378,618
Credit Suisse Securities (USA) LLC	$18,324,657	$15,907
Daiwa Capital Markets America, Inc.	$65,012,332	$499,551
Deutsche Bank Securities, Inc.	$15,606,003	$28,517
Goldman Sachs & Co.	$12,186,036	$2,932
J.P. Morgan Securities LLC	$(71,539,224)	$(706,460)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$47,075,808	$19,832
Morgan Stanley & Co. LLC	$46,746,184	$169,219
Nomura Securities International, Inc.	$(10,598,588)	$(159,770)
RBC Capital Markets, LLC	$(39,038,263)	$(170,349)
Wells Fargo Securities, LLC	$17,635,015	$32,788

(d)	Amount is less than $500.

(e)	During the period ended June 30, 2016, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	5,606,618	13,840,693	19,447,311	$88,062	$322

(f)	Current yield as of period end.

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock GNMA Portfolio

       Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.46%	5/03/16	Open	$22,951,500	$22,968,510	U.S. Government Sponsored Agency Securities	Open/Demand[1]
BNP Paribas Securities Corp.	0.41%	5/03/16	Open	6,244,875	6,249,000	U.S. Treasury Obligations	Open/Demand[1]
Total				$29,196,375	$29,217,510

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

       Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
7	Euro Dollar	September 2016	USD 1,738,713	$ 11,628
(51)	U.S. Treasury Bonds (30 Year)	September 2016	USD 8,789,531	(491,689)
(11)	U.S. Treasury Notes (2 Year)	September 2016	USD 2,412,609	(16,894)
(591)	U.S. Treasury Notes (5 Year)	September 2016	USD 72,198,961	(1,086,924)
(252)	U.S. Treasury Notes (10 Year)	September 2016	USD 33,512,062	(51,406)
139	Euro Dollar	December 2016	USD 34,515,438	44,934
(13)	Euro Dollar	March 2017	USD 3,227,413	(36,868)
(15)	Euro Dollar	June 2017	USD 3,722,625	(47,687)
(27)	Euro Dollar	September 2017	USD 6,698,025	(68,624)
(320)	Euro Dollar	December 2017	USD 79,340,000	(287,333)
8	Euro Dollar	March 2018	USD 1,982,700	24,585
Total				$(2,006,278)

       OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/45	USD	475	$(6,825)	$ 184	$(7,009)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/45	USD	456	(6,561)	1,619	(8,180)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	USD	465	6,693	(585)	7,278

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	USD	465	6,693	1,410	5,283
Total						—	$2,628	$(2,628)

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	—	$1,534,845,120	—	$1,534,845,120
U.S. Treasury Obligations	—	9,036,850	—	9,036,850
Short-Term Securities	$19,447,311	—	—	19,447,311
Liabilities:
Investments:
TBA Sale Commitments	—	(553,946,431)	—	(553,946,431)

Total	$19,447,311	$989,935,539	—	$1,009,382,850

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$81,147	$12,561	—	$93,708
Liabilities:
Interest rate contracts	(2,087,425)	(15,189)	—	(2,102,614)

Total	$(2,006,278)	$(2,628)	—	$(2,008,906)

[1]	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for Futures contracts	$1,205,310	—	—	$1,205,310
Liabilities:
Bank overdraft	—	$ (275,000)	—	(275,000)
Reverse repurchase agreements	—	(29,217,510)	—	(29,217,510)
Cash received:
Collateral — TBA commitments	—	(343,000)	—	(343,000)
Collateral — reverse repurchase agreements	—	(1,180,000)	—	(1,180,000)

Total	$1,205,310	$ (31,015,510)	—	$(29,810,200)

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2016	5

Consolidated Schedule of Investments June 30, 2016 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2014-1A, Class C, 3.52%, 7/18/26 (a)(b)	USD	750	$721,310
Series 2015-1A, Class D, 4.27%, 4/18/27 (a)(b)		2,750	2,482,609
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 4.28%, 4/15/24 (a)(b)		4,000	3,654,581
ALM V Ltd., Series 2012-5A, Class DR, 6.63%, 10/18/27 (a)(b)		8,500	7,140,000
ALM VI Ltd.:
Series 2012-6A, Class CR, 4.38%, 7/15/26 (a)(b)		4,750	4,482,100
Series 2012-6A, Class DR, 6.28%, 7/15/26 (a)(b)		6,700	5,667,530
ALM VII R Ltd., Series 2013-7RA, Class D, 5.64%, 4/24/24 (a)(b)		5,175	4,835,908
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 4.09%, 4/24/24 (a)(b)		2,750	2,639,998
ALM VIII Ltd., Series 2013-8A, Class C, 3.83%, 1/20/26 (a)(b)		2,800	2,569,246
ALM X Ltd., Series 2013-10A, Class B, 3.23%, 1/15/25 (a)(b)		500	488,650
ALM XI Ltd., Series 2014-11A, Class C, 4.13%, 10/17/26 (a)(b)		1,250	1,141,491
ALM XII Ltd.:
Series 2015-12A, Class C1, 4.38%, 4/16/27 (a)(b)		3,500	3,255,000
Series 2015-12A, Class D, 6.13%, 4/16/27 (a)(b)		1,000	809,101
ALM XIV Ltd., Series 2014-14A, Class C, 4.08%, 7/28/26 (a)(b)		2,650	2,438,183
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class C1, 4.12%, 7/15/27 (a)(b)		6,000	5,427,208
Series 2015-16A, Class D, 5.97%, 7/15/27 (a)(b)		3,750	3,092,395
ALM XVIII Ltd., Series 2016-18A, Class D, 8.26%, 7/15/27 (a)(b)		1,000	974,492
AMMC CLO 15 Ltd.:
Series 2014-15A, Class C1, 4.10%, 12/09/26 (a)(b)		1,000	1,000,000
Series 2014-15A, Class D, 4.84%, 12/09/26 (a)(b)		2,500	2,350,000
AMMC CLO 16 Ltd., Series 2015-16A, Class C, 3.73%, 4/14/27 (a)(b)		3,750	3,641,095
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 5.67%, 5/26/28 (a)(b)		1,000	955,000
AMMC CLO IX Ltd.:
Series 2011-9A, Class DR, 6.28%, 1/15/22 (a)(b)		2,000	2,000,000
Series 2011-9A, Class ER, 8.28%, 1/15/22 (a)(b)		3,500	3,415,300
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class C, 3.47%, 4/15/27 (a)(b)		2,300	2,259,520
Series 2015-6A, Class D, 4.03%, 4/15/27 (a)(b)		3,250	2,938,165
Series 2015-6A, Class E1, 5.53%, 4/15/27 (a)(b)		3,250	2,500,330
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, 3.68%, 10/15/27 (a)(b)		3,625	3,552,500
Series 2015-7A, Class D, 4.28%, 10/15/27 (a)(b)		3,000	2,756,214
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 4.85%, 7/28/28 (a)(b)		1,500	1,428,750
Apidos CLO IX, Series 2012-9AR, Class ER, 6.73%, 7/15/23 (a)(b)		1,500	1,380,996

Asset-Backed Securities		Par (000)	Value
Apidos CLO XII, Series 2013-12A, Class D, 3.67%, 4/15/25 (a)(b)	USD	1,000	$888,720
Apidos CLO XVI, Series 2013-16A, Class C, 3.87%, 1/19/25 (a)(b)		3,500	3,065,903
Apidos CLO XVIII:
Series 2014-18A, Class C, 4.27%, 7/22/26 (a)(b)		1,850	1,707,275
Series 2014-18A, Class D, 5.82%, 7/22/26 (a)(b)		2,500	2,015,919
Apidos CLO XXI, Series 2015-21A, Class C, 4.17%, 7/18/27 (a)(b)		1,000	907,500
ARES CLO Ltd.:
Series 2012-2A, Class CR, 3.33%, 10/12/23 (a)(b)		1,750	1,736,280
Series 2012-2A, Class DR, 4.33%, 10/12/23 (a)(b)		1,500	1,422,150
ARES XXIII CLO Ltd., Series 2012-1A, Class E, 6.22%, 4/19/23 (a)(b)		1,200	1,062,796
ARES XXV CLO Ltd., Series 2012-3A, Class D, 5.27%, 1/17/24 (a)(b)		1,938	1,862,704
ARES XXXII CLO Ltd., Series 2014-32A, Class B, 3.87%, 11/15/25 (a)(b)		2,000	1,959,935
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class C, 4.94%, 12/05/25 (a)(b)		1,750	1,601,711
Series 2015-1A, Class D, 6.87%, 12/05/25 (a)(b)		1,000	840,000
ARES XXXIX CLO Ltd., Series 2016-39A, Class E, 7.90%, 7/18/28 (a)(b)		2,500	2,318,750
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.89%, 1/30/24 (a)(b)		750	723,620
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.33%, 2/17/26 (a)(b)		1,900	1,813,343
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.88%, 8/15/24 (a)(b)		3,250	3,035,404
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.63%, 7/16/26 (a)(b)		750	722,030
Series 2014-1A, Class D, 4.08%, 7/16/26 (a)(b)		1,250	1,099,686
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.32%, 10/15/26 (a)(b)		1,000	887,373
Atrium CDO Corp., Series 8A, Class D, 5.14%, 10/23/22 (a)(b)		1,450	1,420,047
Atrium X, Series 10A, Class D, 4.13%, 7/16/25 (a)(b)		2,000	1,803,332
Atrium XII, Series -12A, Class D, 4.54%, 10/22/26 (a)(b)		4,500	4,247,550
Babson CLO Ltd.:
Series 2015-2A, Class E, 6.17%, 7/20/27 (a)(b)		1,250	1,018,750
Series 2016-1A, Class E, 7.17%, 4/23/27 (a)(b)		1,100	1,001,000
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.52%, 10/17/26 (a)(b)		1,000	828,714
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.52%, 4/18/27 (a)(b)		1,250	1,170,900
Series 2015-8A, Class D, 6.07%, 4/18/27 (a)(b)		1,650	1,278,750
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 4.12%, 7/20/26 (a)(b)		2,750	2,414,732
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class C, 4.32%, 4/18/27 (a)(b)		3,250	2,988,752
Series 2015-VIA, Class D, 6.17%, 4/18/27 (a)(b)		2,500	2,087,500

BLACKROCK FUNDS II	JUNE 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 4.22%, 1/20/28 (a)(b)	USD	3,500	$3,225,627
Betony CLO Ltd., Series 2015-1A, Class D, 4.23%, 4/15/27 (a)(b)		3,000	2,639,772
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.07%, 7/15/26 (a)(b)		1,000	881,958
BlueMountain CLO Ltd.:
Series 2012-1A, Class D, 4.98%, 7/20/23 (a)(b)		3,850	3,749,480
Series 2013-1A, Class B, 3.27%, 5/15/25 (a)(b)		1,500	1,453,939
Series 2014-4A, Class E, 5.97%, 11/30/26 (a)(b)		3,125	2,486,899
Series 2015-1A, Class B, 3.78%, 4/13/27 (a)(b)		1,500	1,473,503
Series 2015-1A, Class C, 4.38%, 4/13/27 (a)(b)		1,250	1,164,622
Series 2015-1A, Class D, 6.08%, 4/13/27 (a)(b)		1,500	1,230,638
Series 2015-2A, Class E, 5.97%, 7/18/27 (a)(b)		1,500	1,232,567
Series 2015-4A, Class D2, 4.51%, 1/20/27 (a)(b)		1,500	1,412,425
Series 2015-4A, Class E, 6.96%, 1/20/27 (a)(b)		1,250	1,123,582
BlueMountain EUR CLO, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)	EUR	1,650	1,766,824
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29		2,800	2,753,493
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2AR, Class ER, 6.73%, 7/20/23 (a)(b)	USD	260	242,701
Series 2013-1A, Class C, 4.62%, 2/14/25 (a)(b)		2,000	1,909,090
Series 2013-2A, Class D, 4.37%, 4/18/25 (a)(b)		2,250	2,074,579
Series 2014-4A, Class C, 3.77%, 10/15/26 (a)(b)		1,245	1,224,147
Series 2014-5A, Class C, 4.78%, 10/16/25 (a)(b)		2,750	2,613,095
Series 2015-1A, Class C, 3.78%, 4/20/27 (a)(b)		1,250	1,228,147
Series 2015-1A, Class D, 4.38%, 4/20/27 (a)(b)		3,500	3,232,708
Series 2015-1A, Class E1, 5.93%, 4/20/27 (a)(b)		2,750	2,187,163
Series 2015-2A, Class C, 4.38%, 4/27/27 (a)(b)		1,250	1,155,334
Series 2015-2A, Class D, 5.93%, 4/27/27 (a)(b)		1,500	1,281,285
Series 2015-4A, Class SBB1, 0.00%, 10/20/27 (a)(b)		5,175	4,914,315
Series 2016-1A, Class C, 5.53%, 4/20/27 (a)(b)		2,000	2,006,000
Series 2016-1A, Class D, 8.23%, 4/20/27 (a)(b)		2,000	1,935,200
Carlyle Global Market Strategies Euro CLO, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)	EUR	2,200	2,185,778
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 4.19%, 5/20/26 (a)(b)	USD	3,695	3,389,374
CFIP CLO Ltd., Series 2013-1A, Class D, 4.37%, 4/20/24 (a)(b)		2,000	1,757,857
CIFC Funding Ltd.:
Series 2011-1A, Class D, 5.63%, 1/19/23 (a)(b)		2,950	2,949,660
Series 2012-1A, Class B1R, 4.78%, 8/14/24 (a)(b)		2,250	2,154,109
Series 2014-2A, Class A3L, 3.51%, 5/24/26 (a)(b)		2,545	2,478,830

Asset-Backed Securities		Par (000)	Value
Series 2014-3A, Class C1, 3.44%, 7/22/26 (a)(b)	USD	1,500	$1,435,020
Series 2014-3A, Class D, 4.02%, 7/22/26 (a)(b)		2,763	2,431,440
Series 2015-1A, Class D, 4.64%, 1/22/27 (a)(b)		2,300	2,117,857
Series 2015-2A, Class D, 4.28%, 4/15/27 (a)(b)		1,750	1,579,870
Series 2015-4A, Class C1, 4.43%, 10/20/27 (a)(b)		1,750	1,605,170
Dryden 34 Senior Loan Fund:
Series 2014-34A, Class C, 3.43%, 10/15/26 (a)(b)		1,600	1,528,612
Series 2014-34A, Class D, 4.23%, 10/15/26 (a)(b)		1,150	1,055,125
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class D, 4.38%, 11/09/25 (a)(b)		1,000	913,036
Series 2014-36A, Class E, 5.83%, 11/09/25 (a)(b)		1,000	800,000
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, 4.50%, 7/30/28 (b)	EUR	2,500	2,285,490
Figueroa CLO Ltd., Series 2013-1A, Class C, 4.29%, 3/21/24 (a)(b)	USD	3,600	3,245,145
Flatiron CLO Ltd., Series 2012-1A, Class C, 5.12%, 10/25/24 (a)(b)		1,650	1,587,353
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class CR, 4.08%, 4/20/23 (a)(b)		3,800	3,701,504
Series 2012-7A, Class DR, 5.87%, 4/20/23 (a)(b)		1,000	957,792
Series 2012-7A, Class ER, 4.37%, 4/20/23 (a)(b)		2,570	1,735,283
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)(c)		3,580	1,192,675
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 5.02%, 11/15/24 (a)(b)		2,150	2,067,506
GoldenTree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 6.13%, 4/17/22 (a)(b)		600	552,593
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.92%, 4/25/25 (a)(b)		1,500	1,340,423
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class D, 4.33%, 4/18/27 (a)(b)		3,750	3,456,958
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 7/17/23 (a)(b)		2,080	1,903,873
Highbridge Loan Management Ltd.:
Series 168, Class D, 5.33%, 4/20/27 (b)		1,500	1,385,537
Series 2015-6A, Class D, 4.28%, 5/05/27 (a)(b)		2,500	2,308,875
Series 2015-6A, Class E1, 6.08%, 5/05/27 (a)(b)		2,000	1,642,166
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.08%, 7/19/27 (a)(b)		1,000	900,400
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 7/15/26 (a)(c)		2,000	524,061
LCM IX LP, Series 9A, Class E, 4.83%, 7/14/22 (a)(b)		1,125	1,093,908
LCM X LP, Series 10AR, Class ER, 6.13%, 4/15/22 (a)(b)		1,550	1,426,831
LCM XIII LP, Series 13A, Class D, 4.43%, 1/19/23 (a)(b)		1,250	1,163,167
LCM XVIII LP:
Series 18A, Class D, 4.43%, 4/20/27 (a)(b)		3,250	2,893,426

2	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 18A, Class E, 5.98%, 4/20/27 (a)(b)	USD	3,500	$2,846,711
Series 18A, Class INC, 0.00%, 4/20/27 (a)(b)		2,565	1,671,921
Madison Park Funding Ltd., Series 2012-9A, Class DR, 4.48%, 8/15/22 (a)(b)		6,000	5,719,285
Madison Park Funding VIII Ltd., Series 2012-8AR, Class DR, 4.49%, 4/22/22 (a)(b)		3,250	3,177,197
Madison Park Funding XIII Ltd., Series 2014-13A, Class D, 3.98%, 1/19/25 (a)(b)		1,500	1,368,163
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 4.23%, 7/25/26 (a)(b)		4,221	3,887,525
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 6.86%, 1/22/28 (a)(b)		1,000	888,278
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.88%, 1/27/26 (a)(b)		1,000	988,585
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class B, 3.63%, 4/20/26 (a)(b)		1,500	1,499,100
Series 2015-16A, Class C, 4.33%, 4/20/26 (a)(b)		1,500	1,405,200
Mill Creek CLO Ltd., Series 2016-1A, Class E, 8.37%, 4/20/28 (a)(b)		1,000	955,000
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 5.14%, 1/23/24 (a)(b)		1,000	977,547
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.87%, 10/15/25 (a)(b)		2,500	2,256,724
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 3.98%, 4/15/26 (a)(b)		1,000	904,855
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.17%, 8/04/25 (a)(b)		1,500	1,350,517
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.77%, 11/14/25 (a)(b)		1,000	974,401
Series 2014-18A, Class C, 4.37%, 11/14/25 (a)(b)		3,250	2,883,212
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class D, 4.46%, 1/15/28 (a)(b)		1,000	901,959
Series 2015-20A, Class E, 6.96%, 1/15/28 (a)(b)		2,375	2,042,500
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 4.64%, 1/23/27 (a)(b)		1,950	1,862,250
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class D, 5.57%, 4/15/27 (a)(b)		1,000	993,107
Series 2016-1A, Class E, 8.47%, 4/15/27 (a)(b)		2,500	2,398,472
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23 (a)(b)		1,150	1,046,728
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class F, 6.13%, 4/15/26 (a)(b)		1,950	1,129,320
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)(c)		2,600	1,155,774
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 4.27%, 8/12/26 (a)(b)		1,500	1,384,225

Asset-Backed Securities		Par (000)	Value
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.27%, 11/14/26 (a)(b)	USD	2,250	$2,086,875
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class C1, 3.87%, 11/25/25 (a)(b)		1,750	1,714,640
Series 2014-1A, Class D1, 4.52%, 11/25/25 (a)(b)		1,750	1,565,626
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.33%, 10/20/28 (a)(b)		2,250	2,047,863
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		1,500	1,442,506
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.54%, 1/22/25 (a)(b)		2,250	2,088,312
OZLM Funding Ltd.:
Series 2012-1A, Class DR, 7.34%, 7/22/27 (a)(b)		3,500	3,046,602
Series 2012-2A, Class C, 4.97%, 10/30/23 (a)(b)		1,000	987,178
OZLM IX Ltd., Series 2014-9A, Class C, 4.22%, 1/20/27 (a)(b)		2,000	1,810,000
OZLM VII Ltd.:
Series 2014-7A, Class C, 4.23%, 7/17/26 (a)(b)		5,600	4,942,324
Series 2014-7A, Class D, 5.63%, 7/17/26 (a)(b)		2,900	2,272,035
OZLM XI Ltd.:
Series 2015-11A, Class B, 3.64%, 1/30/27 (a)(b)		3,000	2,913,252
Series 2015-11A, Class C1, 4.69%, 1/30/27 (a)(b)		5,750	5,343,475
OZLM XII Ltd.:
Series 2015-12A, Class B, 3.52%, 4/30/27 (a)(b)		1,500	1,449,999
Series 2015-12A, Class C, 4.32%, 4/30/27 (a)(b)		4,750	4,180,920
Series 2015-12A, Class D, 6.02%, 4/30/27 (a)(b)		2,000	1,603,299
OZLM XIII Ltd.:
Series 2015-13A, Class C, 5.12%, 7/30/27 (a)(b)		1,500	1,444,485
Series 2015-13A, Class D, 6.09%, 7/30/27 (a)(b)		3,250	2,556,060
OZLM XIV Ltd.:
Series 2015-14A, Class C, 4.73%, 1/15/29 (a)(b)		3,000	2,762,752
Series 2015-14A, Class D, 6.73%, 1/15/29 (a)(b)		1,500	1,274,645
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.47%, 10/17/22 (a)(b)		1,825	1,685,067
Regatta Funding LP:
Series 2013-2A, Class C, 4.62%, 1/15/25 (a)(b)		2,750	2,530,353
Series 2013-2A, Class D, 6.13%, 1/15/25 (a)(b)		4,000	3,368,259
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.57%, 7/25/26 (a)(b)		2,000	1,906,836
Series 2014-1A, Class D, 4.12%, 7/25/26 (a)(b)		1,000	882,255
Rye Harbour CLO Ltd., Series 1X, Class E, 5.50%, 10/21/28 (b)	EUR	2,000	1,907,037
Seneca Park CLO Ltd.:
Series 2014-1A, Class D, 4.12%, 7/17/26 (a)(b)	USD	2,000	1,785,356
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)(c)		2,500	1,310,186

BLACKROCK FUNDS II	JUNE 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.53%, 7/15/25 (a)(b)	USD	3,250	$3,091,563
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.12%, 1/21/26 (a)(b)		2,750	2,430,792
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.17%, 7/20/27 (a)(b)		2,000	1,793,400
Series 2015-2A, Class E, 6.12%, 7/20/27 (a)(b)		2,000	1,639,365
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.22%, 1/23/27 (a)(b)		2,150	1,888,327
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.82%, 8/21/26 (a)(b)		3,000	2,967,390
Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.08%, 4/15/26 (a)(b)		5,000	4,083,610
Symphony CLO Ltd.:
Series 2012-10AR, Class DR, 4.49%, 7/23/23 (a)(b)		3,625	3,455,257
Series 2012-10AR, Class ER, 6.49%, 7/23/23 (a)(b)		6,520	5,987,589
Symphony CLO VII Ltd., Series 2011-7A, Class E, 4.22%, 7/28/21 (a)(b)		1,250	1,250,000
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.08%, 7/15/28 (a)(b)		1,000	802,791
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.43%, 4/15/28 (a)(b)		750	740,173
TICP CLO I Ltd.:
Series 2015-1A, Class C, 3.62%, 7/20/27 (a)(b)		1,500	1,463,642
Series 2015-1A, Class D, 4.17%, 7/20/27 (a)(b)		1,500	1,304,445
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.48%, 4/20/27 (a)(b)		1,800	1,678,500
Tyron Park CLO Ltd., Series 2013-1A, Class C, 4.12%, 7/15/25 (a)(b)		2,250	2,006,199
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.58%, 11/14/22 (a)(b)		2,150	1,998,773
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.29%, 2/28/24 (a)(b)		750	685,901
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.19%, 6/10/25 (a)(b)		2,000	1,811,560
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.93%, 1/15/26 (a)(b)		1,700	1,690,599
Venture XX CLO Ltd.:
Series 2015-20A, Class C, 3.78%, 4/15/27 (a)(b)		2,250	2,190,604
Series 2015-20A, Class D, 4.48%, 4/15/27 (a)(b)		1,670	1,498,605
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.23%, 7/15/27 (a)(b)		2,780	2,475,008
Voya CLO Ltd.:
Series 2012-2RA, Class DR, 4.57%, 10/15/22 (a)(b)		2,250	2,186,550
Series 2012-2RA, Class ER, 6.62%, 10/15/22 (a)(b)		3,125	2,880,094
Series 2012-4A, Class C, 5.12%, 10/15/23 (a)(b)		1,000	975,514
Series 2014-4A, Class C, 4.63%, 10/14/26 (a)(b)		3,000	2,713,668
Series 2015-1A, Class D, 6.22%, 4/18/27 (a)(b)		2,500	2,057,000
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, 5.01%, 7/20/28 (a)(b)		1,250	1,236,725
Series 2016-1A, Class E, 7.86%, 7/20/28 (a)(b)		1,000	950,060

Asset-Backed Securities	Par (000)	Value
WhiteHorse IX Ltd., Series 2014-9A, Class C, 3.32%, 7/17/26 (a)(b)	USD 1,730	$1,559,528
Wind River CLO Ltd., Series 2012-1A, Class D, 5.62%, 1/15/24 (a)(b)	1,000	997,700
Ziggurat CLO I Ltd., Series 2014-1A, Class C, 3.72%, 10/17/26 (a)(b)	3,000	2,985,300
Total Asset-Backed Securities — 2.5%		427,327,580

Common Stocks	Shares	Value
Auto Components — 0.0%
Lear Corp.	1,538	156,507
Capital Markets — 0.9%
American Capital Ltd. (d)	9,132,000	144,559,560
Freedom Pay, Inc. (d)	314,534	3

		144,559,563
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (d)	310,220	2,205,664
Consumer Finance — 1.0%
Ally Financial, Inc. (d)	4,600,276	78,526,705
Ally Financial, Inc. (d)	4,053,560	69,194,269
Ally Financial, Inc. (d)	1,720,096	29,362,039

		177,083,013
Diversified Financial Services — 0.1%
Adelphia Recovery Trust, Series ACC-1 INT (d)	1,108,793	2,328
Adelphia Recovery Trust, Series Arahova INT (d)	242,876	2,429
Adelphia Recovery Trust, Series Frontiervision INT (d)	131,748	1,225
Concrete Investment I SCA (d)	165,000	19,775,830
Concrete Investment I SCA - Stapled (d)(e)	165,000	2
Concrete Investment II SCA - Stapled (d)(e)	40,971	—

		19,781,814
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (d)	401,700	301,275
Hotels, Restaurants & Leisure — 0.3%
Amaya, Inc. (d)	2,258,029	34,640,764
Amaya, Inc. (d)	781,880	11,994,939

		46,635,703
Oil, Gas & Consumable Fuels — 0.1%
Denbury Resources, Inc. (d)	1,298,440	4,661,400
Laricina Energy Ltd. (d)(f)	376,471	3
Osum Oil Sands Corp. (d)(f)	1,600,000	3,740,083
Peninsula Energy Ltd. (d)(g)	13,944,024	5,133,364

		13,534,850
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $98,247) (d)(h)	98,247	98,247
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (d)	1,381	21,392
Software — 0.0%
kCAD Holdings I Ltd. (d)	4,067,849,248	40,678
Transportation Infrastructure — 0.2%
Gener8 Maritime, Inc. (d)	4,104,897	26,271,341

4	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Common Stocks		Shares	Value
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (d)		520,200	$22,509,054
Total Common Stocks — 2.7%			453,199,101

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.3%
Bombardier, Inc.:
5.50%, 9/15/18 (a)	USD	16,677	16,510,230
6.00%, 10/15/22 (a)		10,225	8,742,375
7.50%, 3/15/25 (a)		31,936	27,624,640
KLX, Inc., 5.88%, 12/01/22 (a)		16,220	15,895,600
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		1,292	1,398,590
6.25%, 1/15/40 (a)		1,200	1,119,000
TransDigm, Inc.:
6.00%, 7/15/22		69,743	70,104,269
6.50%, 7/15/24		52,190	52,940,492
6.38%, 6/15/26 (a)		29,953	29,878,117

			224,213,313
Air Freight & Logistics — 0.3%
XPO Logistics, Inc.:
7.88%, 9/01/19 (a)		19,323	19,709,460
5.75%, 6/15/21	EUR	1,552	1,618,332
6.50%, 6/15/22 (a)	USD	31,082	29,644,457

			50,972,249
Airlines — 0.6%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (a)		11,775	11,186,250
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		50,169	50,796,343
National Air Cargo Group, Inc.:
11.88%, 5/02/18		2,059	2,059,054
11.88%, 5/08/18		2,124	2,124,046
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 11/10/23 (a)		13,205	12,904,190
Virgin Australia Trust:
Series 2013-1C, 7.13%, 10/23/18 (a)		19,931	19,931,377
Series 2013-1D, 8.50%, 10/23/16 (a)		6,931	7,005,497

			106,006,757
Auto Components — 0.7%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	4,800	6,086,507
Dakar Finance SA, 9.00% (9.00% Cash or 9.25% PIK), 11/15/20 (i)	EUR	1,500	1,616,358
Dana Holding Corp., 5.38%, 9/15/21	USD	5,000	5,127,500
Faurecia, 3.63%, 6/15/23	EUR	3,357	3,766,799
FTE Verwaltungs GmbH, 9.00%, 7/15/20		520	607,369
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		1,175	1,327,629
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23		1,200	1,377,357
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	54,433	53,208,257
5.88%, 2/01/22		24,372	22,973,778
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	1,215	1,356,868
UCI International, Inc., 8.63%, 2/15/19 (b)(d)(j)	USD	54,182	11,920,040
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)		2,282	2,313,378

			111,681,840

Corporate Bonds		Par (000)	Value
Automobiles — 0.1%
Fiat Chrysler Finance Europe:
4.75%, 3/22/21	EUR	2,700	$3,219,715
4.75%, 7/15/22		9,280	11,034,868

			14,254,583
Banks — 1.0%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)		4,780	4,932,508
Banco Espirito Santo SA:
2.63%, 5/08/17 (b)(d)(j)		10,400	2,885,362
4.75%, 1/15/18 (b)(d)(j)		12,300	3,412,496
4.00%, 1/21/19 (b)(d)(j)		12,000	3,329,264
Bank of Ireland, 4.25%, 6/11/24 (b)		1,674	1,802,585
Bankia SA, 4.00%, 5/22/24 (b)		14,100	14,752,769
CIT Group, Inc.:
5.25%, 3/15/18	USD	18,230	18,782,004
5.50%, 2/15/19 (a)		19,829	20,746,091
5.00%, 8/01/23		34,287	34,544,153
6.00%, 4/01/36		21,122	19,326,630
Commerzbank AG:
7.75%, 3/16/21	EUR	1,200	1,585,866
4.00%, 3/23/26		2,374	2,693,456
HSH Nordbank AG:
0.54%, 2/14/17 (b)		5,272	5,499,823
0.58%, 2/14/17 (b)		2,594	2,705,982
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		4,900	4,953,089
Intesa Sanpaolo SpA:
5.00%, 9/23/19		1,000	1,192,025
5.15%, 7/16/20		1,000	1,215,382
6.63%, 9/13/23		935	1,200,769
2.86%, 4/23/25		958	1,021,772
3.93%, 9/15/26		2,469	2,746,941
UniCredit SpA:
6.95%, 10/31/22		4,450	5,546,030
5.75%, 10/28/25 (b)		8,970	10,303,903
4.38%, 1/03/27 (b)		2,300	2,507,896

			167,686,796
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	11,695	11,899,663
Building Products — 1.2%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		4,162	4,349,290
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		38,269	38,269,000
Masonite International Corp., 5.63%, 3/15/23 (a)		11,631	12,067,163
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	4,220	4,829,373
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	47,849	47,131,265
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		8,342	8,571,405
5.50%, 2/15/23 (a)(k)		21,683	22,170,867
6.00%, 10/15/25 (a)(k)		31,160	32,562,200
USG Corp.:
9.75%, 1/15/18		3,969	4,351,016
5.88%, 11/01/21 (a)		6,151	6,435,484
5.50%, 3/01/25 (a)		18,964	19,864,790

			200,601,853
Capital Markets — 0.2%
American Capital Ltd., 6.50%, 9/15/18 (a)		5,056	5,144,480
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	1,675	2,285,602
Deutsche Bank AG, 4.50%, 5/19/26	EUR	5,100	5,490,806
E*TRADE Financial Corp.:
4.63%, 9/15/23 (k)	USD	20,666	20,924,325
Series A, 0.00%, 8/31/19 (c)(l)		328	739,004

BLACKROCK FUNDS II	JUNE 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (b)(d)(j)	EUR	4,550	$420,614
4.75%, 1/16/14 (b)(d)(j)		14,545	1,344,577
0.00%, 2/05/14 (b)(d)(j)		22,800	2,112,751

			38,462,159
Chemicals — 1.1%
Chemours Co.:
6.63%, 5/15/23	USD	7,797	6,627,450
7.00%, 5/15/25		11,494	9,640,593
Huntsman International LLC:
5.13%, 11/15/22 (k)		23,615	23,378,850
5.13%, 4/15/21	EUR	4,290	4,820,358
INEOS Finance PLC, 4.00%, 5/01/23		6,762	7,196,941
INOVYN Finance PLC, 6.25%, 5/15/21		1,300	1,468,144
Momentive Performance Materials, Inc.:
3.88%, 10/24/21	USD	30,075	23,872,031
Escrow, 8.88%, 10/15/20 (d)(j)		22,959	2
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	2,738	2,992,931
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)	USD	3,878	3,907,085
6.50%, 2/01/22 (a)		82,951	72,582,125
PQ Corp., 6.75%, 11/15/22 (a)		20,752	21,633,960
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	1,190	1,115,914
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		3,929	4,385,298
WR Grace & Co-Conn, 5.13%, 10/01/21 (a)	USD	11,437	11,751,517

			195,373,199
Commercial Services & Supplies — 1.2%
Acosta, Inc., 7.75%, 10/01/22 (a)		29,787	26,138,093
ADT Corp.:
3.50%, 7/15/22		29,153	26,711,436
4.13%, 6/15/23		1,496	1,400,630
4.88%, 7/15/42		2,540	1,981,200
Advanced Disposal Services, Inc., 8.25%, 10/01/20		7,095	7,165,950
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	3,452	3,808,041
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (i)		3,582	3,829,920
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)	USD	16,567	16,484,165
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.:
7.50%, 6/01/22 (a)		11,060	10,866,450
7.75%, 6/01/24 (a)		9,454	9,217,650
Mobile Mini, Inc., 5.88%, 7/01/24 (a)		25,626	26,330,715
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		28,636	30,354,160
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		7,328	7,309,680
Verisure Holding AB, 6.00%, 11/01/22	EUR	6,650	7,855,871
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	21,558	22,420,320

			201,874,281
Communications Equipment — 1.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		73,736	76,869,780
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (a)		12,343	13,947,590
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		18,973	19,447,325
CommScope, Inc.:
4.38%, 6/15/20 (a)		15,433	15,895,990
5.50%, 6/15/24 (a)		19,474	19,766,110
Nokia OYJ:
5.38%, 5/15/19		2,500	2,675,000

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
6.63%, 5/15/39	USD	34,790	$36,790,425
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		10,963	11,346,705

			196,738,925
Construction & Engineering — 0.2%
AECOM, 5.88%, 10/15/24		9,839	10,084,975
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		13,082	12,558,720
Modular Space Corp., 10.25%, 1/31/19 (a)		8,130	3,902,400
Novafives SAS, 4.50%, 6/30/21	EUR	2,550	2,518,588

			29,064,683
Construction Materials — 0.1%
BMBG Bond Finance SCA, 3.00%, 6/15/21		1,750	1,923,256
Cemex Finance LLC, 4.63%, 6/15/24		4,400	4,784,091
Dry Mix Solutions Investissements SAS, 4.03%, 6/15/21 (b)		500	546,554
HeidelbergCement AG, 2.25%, 3/30/23		4,250	4,811,070
Kerneos Corp. SAS, 5.75%, 3/01/21		789	901,864

			12,966,835
Consumer Finance — 1.2%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	2,598	2,646,713
4.63%, 3/30/25		16,665	16,394,194
8.00%, 11/01/31 (k)		124,262	143,833,265
DFC Finance Corp., 10.50%, 6/15/20 (a)		14,480	8,688,000
Navient Corp.:
5.00%, 10/26/20		5,000	4,687,500
5.50%, 1/25/23		1,905	1,671,638
6.13%, 3/25/24		9,581	8,407,327
5.88%, 10/25/24		8,246	7,050,330
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (a)		6,552	6,388,200
7.25%, 12/15/21 (a)		2,273	2,176,398

			201,943,565
Containers & Packaging — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		32,404	32,930,565
6.75%, 1/31/21 (a)		20,341	20,468,131
3.88%, 5/15/21 (a)(b)		10,338	10,376,767
6.00%, 6/30/21 (a)		35,936	35,666,480
4.25%, 1/15/22	EUR	6,522	7,364,482
4.13%, 5/15/23		2,450	2,756,284
4.63%, 5/15/23 (a)	USD	13,606	13,401,910
6.75%, 5/15/24	EUR	6,100	6,871,046
7.25%, 5/15/24 (a)	USD	45,095	46,025,084
Ball Corp.:
5.00%, 3/15/22		16,789	17,821,523
4.00%, 11/15/23		2,995	2,950,075
4.38%, 12/15/23	EUR	3,328	3,979,492
Berry Plastics Corp., 6.00%, 10/15/22	USD	5,000	5,168,750
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (a)		7,307	7,325,267
Crown European Holdings SA:
4.00%, 7/15/22	EUR	6,125	7,222,076
3.38%, 5/15/25		4,300	4,767,651
Horizon Holdings I SASU, 7.25%, 8/01/23		2,219	2,549,351
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (i)		2,200	2,600,155
ProGroup AG, 5.13%, 5/01/22		2,838	3,306,958
Reynolds Group Issuer, Inc.:
6.88%, 2/15/21	USD	21,289	21,927,670

6	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
8.25%, 2/15/21	USD	48,340	$50,569,441
4.13%, 7/15/21 (a)(b)		31,531	31,609,827
7.00%, 7/15/24 (a)		30,837	31,746,691
5.75%, 10/15/20		63,447	65,509,027
Sealed Air Corp.:
4.88%, 12/01/22 (a)		13,201	13,580,529
5.25%, 4/01/23 (a)		5,512	5,704,920
4.50%, 9/15/23	EUR	1,426	1,669,548
6.88%, 7/15/33 (a)	USD	13,371	14,173,260
SGD Group SAS, 5.63%, 5/15/19	EUR	1,043	1,181,202
Smurfit Kappa Acquisitions, 2.75%, 2/01/25		700	778,770
Verallia Packaging SASU, 5.13%, 8/01/22		5,600	6,408,834

			478,411,766
Distributors — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)	USD	15,065	13,219,537
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	8,500	9,668,738

			22,888,275
Diversified Consumer Services — 0.1%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	2,150	2,902,331
Service Corp. International:
4.50%, 11/15/20	USD	3,900	3,968,250
5.38%, 5/15/24		13,191	13,685,663

			20,556,244
Diversified Financial Services — 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20 (k)		59,814	62,012,165
4.50%, 5/15/21 (k)		10,734	10,983,565
5.00%, 10/01/21		39,440	41,017,600
4.63%, 7/01/22		10,680	10,937,174
Altice Financing SA:
6.50%, 1/15/22 (a)		5,380	5,433,800
5.25%, 2/15/23	EUR	4,958	5,543,430
6.63%, 2/15/23 (a)	USD	5,000	4,909,350
7.50%, 5/15/26 (a)		20,403	19,994,940
Cable & Wireless International Finance BV, 8.63%, 3/25/19	GBP	110	152,548
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	9,000	9,987,793
eircom Finance DAC, 4.50%, 5/31/22		2,650	2,903,507
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	1,900	2,392,548
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (i)	EUR	5,407	5,929,866
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (a)	USD	81,224	85,894,380
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		44,018	46,273,923
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	1,050	1,161,875
Virgin Media Finance PLC:
7.00%, 4/15/23	GBP	4,500	6,110,470
6.38%, 10/15/24		1,700	2,251,821
4.50%, 1/15/25	EUR	1,623	1,738,092
5.75%, 1/15/25 (a)	USD	33,090	31,683,675
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	12,775	17,473,948
5.50%, 8/15/26 (a)	USD	11,006	10,703,335
4.88%, 1/15/27	GBP	9,256	11,521,177
6.25%, 3/28/29		5,894	7,689,500

			404,700,482
Diversified Telecommunication Services — 4.0%
Altice Finco SA, 9.00%, 6/15/23	EUR	2,100	2,602,919

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21	USD	24,211	$24,604,429
Series W, 6.75%, 12/01/23		6,115	6,007,987
Columbus International, Inc., 7.38%, 3/30/21 (a)		21,244	22,433,664
Consolidated Communications, Inc., 6.50%, 10/01/22		5,565	4,994,587
Frontier Communications Corp.:
6.25%, 9/15/21		21,075	19,868,709
7.13%, 1/15/23		14,480	12,959,600
7.63%, 4/15/24		30,285	26,802,225
6.88%, 1/15/25		47,893	40,200,187
11.00%, 9/15/25		14,120	14,614,200
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		23,607	16,819,987
6.63%, 12/15/22		10,034	6,772,950
5.50%, 8/01/23		20,776	13,192,760
Level 3 Financing, Inc.:
5.38%, 8/15/22		3,265	3,297,650
5.63%, 2/01/23		31,113	31,404,840
5.13%, 5/01/23		32,838	32,550,667
5.38%, 1/15/24		24,778	24,870,917
5.38%, 5/01/25		38,568	38,278,740
5.25%, 3/15/26 (a)		21,724	21,289,520
OTE PLC, 3.50%, 7/09/20	EUR	7,250	7,864,693
SBA Communications Corp., 5.63%, 10/01/19	USD	13,946	14,399,245
Telecom Italia Capital SA:
6.38%, 11/15/33		4,180	4,153,875
6.00%, 9/30/34		31,775	30,345,125
7.20%, 7/18/36		10,900	10,913,625
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,800	2,658,511
Telecom Italia SpA:
4.50%, 1/25/21		1,900	2,387,375
3.25%, 1/16/23		4,400	5,191,741
5.88%, 5/19/23	GBP	15,250	22,707,823
3.63%, 1/19/24	EUR	2,400	2,834,360
5.30%, 5/30/24 (a)	USD	5,375	5,361,563
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	8,544	10,121,762
6.75%, 8/15/24		12,449	15,162,332
UPC Holding BV, 6.75%, 3/15/23		3,000	3,566,474
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)	USD	19,725	20,267,437
4.00%, 7/15/20	EUR	11,281	12,331,356
7.00%, 4/23/21		4,900	5,301,853
4.75%, 7/15/20 (a)	USD	6,585	6,453,300
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		56,741	57,592,115
6.38%, 5/15/25		51,626	52,658,520
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	2,536	2,680,657
5.88%, 1/15/25 (a)	USD	22,981	22,176,665

			680,696,945
Electric Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	2,350	2,564,371
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)	USD	19	19,144
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	3,866	4,437,255

			7,020,770
Electrical Equipment — 0.3%
GrafTech International Ltd., 6.38%, 11/15/20	USD	5,000	3,850,000
Rapid Holding GmbH, 6.63%, 11/15/20	EUR	9,724	11,159,237

BLACKROCK FUNDS II	JUNE 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Electrical Equipment (continued)
Sensata Technologies BV:
5.63%, 11/01/24 (a)	USD	5,526	$5,736,651
5.00%, 10/01/25 (a)		15,823	15,892,463
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		18,690	19,344,150

			55,982,501
Electronic Equipment, Instruments & Components — 0.6%
Belden, Inc., 5.50%, 4/15/23	EUR	7,200	8,010,210
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	7,905	8,260,725
5.00%, 9/01/23		24,731	24,903,870
5.50%, 12/01/24		52,882	54,600,665

			95,775,470
Energy Equipment & Services — 1.0%
Ensco PLC:
4.70%, 3/15/21		4,800	3,988,416
4.50%, 10/01/24 (k)		18,999	12,729,330
5.20%, 3/15/25 (k)		18,690	12,989,550
Noble Holding International Ltd.:
4.63%, 3/01/21		2,415	1,956,150
6.95%, 4/01/25		6,300	5,024,250
Noble Holding U.S. Corp./Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		8,700	8,787,000
Transocean, Inc.:
3.75%, 10/15/17		13,834	13,937,755
6.00%, 3/15/18 (k)		31,063	31,528,945
7.38%, 4/15/18		2,660	2,693,250
6.50%, 11/15/20 (k)		2,339	2,078,669
7.13%, 12/15/21		2,470	2,087,150
5.05%, 10/15/22		16,837	11,912,177
Weatherford International LLC, 6.80%, 6/15/37		4,027	2,971,161
Weatherford International Ltd.:
7.75%, 6/15/21		40,472	39,409,610
4.50%, 4/15/22 (k)		7,126	6,110,545
6.50%, 8/01/36		4,904	3,518,620
7.00%, 3/15/38		6,135	4,539,900
5.95%, 4/15/42		6,484	4,603,640

			170,866,118
Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (a)		9,943	10,266,147
Brakes Capital, 7.13%, 12/15/18	GBP	6,440	8,878,504
Casino Guichard Perrachon SA:
3.99%, 3/09/20	EUR	1,400	1,717,685
4.73%, 5/26/21		1,700	2,182,341
3.31%, 1/25/23		3,600	4,279,777
3.30%, 3/07/24		4,100	4,747,296
2.33%, 2/07/25		3,100	3,398,702
Rite Aid Corp.:
9.25%, 3/15/20	USD	15,515	16,371,118
6.75%, 6/15/21		25,395	26,728,237
6.13%, 4/01/23 (a)		78,989	84,320,757
7.70%, 2/15/27		18,109	21,594,983
Tesco Corporate Treasury Services PLC, 2.50%, 7/01/24	EUR	1,200	1,299,482
Tesco PLC:
5.00%, 3/24/23	GBP	560	767,756
6.00%, 12/14/29	USD	560	771,984
Tesco Property Finance 1 PLC, 7.62%, 7/13/39	GBP	416	618,107

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Tesco Property Finance 4 PLC, 5.80%, 10/13/40	GBP	493	$606,153
Tesco Property Finance 5 PLC, 5.66%, 10/13/41		742	891,846

			189,440,875
Food Products — 0.9%
Darling Global Finance BV, 4.75%, 5/30/22	EUR	1,052	1,182,055
Galapagos SA, 5.38%, 6/15/21		600	613,916
JBS USA LLC/JBS USA Finance, Inc.:
7.25%, 6/01/21 (a)	USD	3,440	3,560,400
5.75%, 6/15/25 (a)		13,371	12,568,740
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (a)		3,962	4,145,243
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		8,367	8,848,103
7.38%, 2/15/22		20,217	21,253,121
6.00%, 12/15/22 (a)		4,945	5,068,625
7.75%, 3/15/24 (a)		36,950	40,598,813
8.00%, 7/15/25 (a)		17,294	19,174,723
R&R Pik PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (i)	EUR	4,089	4,537,232
Smithfield Foods, Inc.:
5.88%, 8/01/21 (a)	USD	4,674	4,872,645
6.63%, 8/15/22		7,270	7,613,071
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	4,600	5,085,473
TreeHouse Foods, Inc., 6.00%, 2/15/24 (a)	USD	8,346	8,846,760
WhiteWave Foods Co., 5.38%, 10/01/22		12,103	12,950,210

			160,919,130
Health Care Equipment & Supplies — 0.7%
Alere, Inc.:
6.50%, 6/15/20		1,562	1,554,190
6.38%, 7/01/23 (a)		16,590	17,295,075
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		57,626	49,846,490
Hologic, Inc., 5.25%, 7/15/22 (a)		37,041	38,707,845
Teleflex, Inc., 4.88%, 6/01/26		6,218	6,280,180

			113,683,780
Health Care Providers & Services — 5.2%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		3,775	3,661,750
5.63%, 2/15/23		15,251	14,945,980
6.50%, 3/01/24 (a)		8,738	8,869,070
Amsurg Corp.:
5.63%, 11/30/20		3,530	3,644,725
5.63%, 7/15/22		44,096	45,308,640
Centene Corp.:
5.63%, 2/15/21 (a)		21,630	22,549,275
4.75%, 5/15/22		24,987	25,486,740
6.13%, 2/15/24 (a)		19,757	21,004,161
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,695	1,719,374
8.00%, 11/15/19		7,850	7,683,187
6.88%, 2/01/22		17,367	15,196,125
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		10,758	10,877,414
5.00%, 5/01/25		47,409	46,994,171
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		35,133	35,308,665
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	3,493	3,934,519
ExamWorks Group, Inc., 5.63%, 4/15/23	USD	9,364	10,394,040
Fresenius Medical Care U.S. Finance II, Inc., 4.75%, 10/15/24 (a)		16,845	17,392,463

8	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)	USD	180	$199,800
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (a)		9,896	10,118,660
HCA Holdings, Inc., 6.25%, 2/15/21		18,820	20,090,350
HCA, Inc.:
6.50%, 2/15/20 (k)		32,139	35,553,769
7.50%, 2/15/22		33,825	38,459,025
5.88%, 3/15/22		26,300	28,601,250
4.75%, 5/01/23		9,297	9,529,425
5.00%, 3/15/24 (k)		27,225	28,177,875
5.38%, 2/01/25		39,617	40,607,425
5.25%, 4/15/25 (k)		14,380	15,027,100
5.88%, 2/15/26		25,430	26,383,625
5.25%, 6/15/26 (k)		23,324	24,213,227
Series 1, 5.88%, 5/01/23		25,410	27,061,650
HealthSouth Corp.:
5.13%, 3/15/23		10,613	10,400,740
5.75%, 11/01/24		31,055	31,179,220
5.75%, 9/15/25		11,571	11,455,290
IDH Finance PLC, 6.00%, 12/01/18	GBP	2,607	3,366,469
MEDNAX, Inc., 5.25%, 12/01/23 (a)(k)	USD	18,901	19,137,263
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (a)		20,081	21,085,050
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		24,452	25,063,300
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (a)		4,963	5,099,483
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (a)		7,007	7,147,140
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	6,920	8,101,875
Tenet Healthcare Corp.:
6.25%, 11/01/18	USD	7,389	7,795,395
4.75%, 6/01/20		14,290	14,637,247
6.00%, 10/01/20		4,015	4,235,825
4.50%, 4/01/21		2,091	2,106,683
4.38%, 10/01/21		3,208	3,183,940
8.13%, 4/01/22		30,431	31,185,689
6.75%, 6/15/23		52,011	49,800,533
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	7,591	9,674,064
11.00%, 2/01/19		2,405	3,089,935
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	9,230	9,541,513

			876,280,134
Health Care Technology — 0.1%
IMS Health, Inc., 6.00%, 11/01/20 (a)		8,779	8,932,633
Hotels, Restaurants & Leisure — 3.3%
Aramark Services, Inc.:
5.13%, 1/15/24		25,350	25,857,000
5.13%, 1/15/24 (a)		8,869	9,046,380
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		40,264	41,761,418
Boyd Gaming Corp., 6.88%, 5/15/23		28,321	30,161,865
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		53,402	53,535,505
Carlson Travel Holdings, Inc., 7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(i)		4,339	4,143,745
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/01/24		5,970	6,149,100
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	3,025	3,451,340
5.88%, 5/15/23		2,146	2,394,632
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	64	87,364

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	1,708	$2,327,953
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	26,615	27,546,525
International Game Technology PLC, 6.25%, 2/15/22 (a)		3,800	3,861,750
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	1,204	1,392,984
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (a)	USD	2,329	2,369,758
5.25%, 6/01/26 (a)		6,038	6,188,950
MGM Resorts International:
8.63%, 2/01/19		17,647	19,817,581
5.25%, 3/31/20		30,415	31,935,750
6.75%, 10/01/20		31,905	34,856,213
6.63%, 12/15/21		40,615	44,168,813
6.00%, 3/15/23		2,634	2,778,870
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		7,309	7,418,635
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (a)		4,645	4,633,387
Pizzaexpress Financing 1 PLC, 8.63%, 8/01/22	GBP	1,000	1,210,774
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		1,290	1,609,712
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	9,577	11,026,920
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	5,771	7,012,938
Series A7, 5.27%, 3/30/24		7,301	8,435,354
Punch Taverns Finance PLC, Series M3, 6.09%, 10/15/27 (a)(b)		7,544	8,519,750
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)	USD	15,572	15,649,860
10.00%, 12/01/22		5,604	4,553,250
Six Flags Entertainment Corp.:
5.25%, 1/15/21 (a)		10,248	10,568,250
4.88%, 7/31/24 (a)		8,948	8,836,150
Snai SpA, 7.63%, 6/15/18	EUR	6,859	7,840,162
Station Casinos LLC, 7.50%, 3/01/21	USD	55,240	58,485,350
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (a)		29,820	29,521,800
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	3,507	4,808,451
Series A4, 5.66%, 6/30/27		5,979	7,837,783
Series N, 6.46%, 3/30/32		4,100	4,583,086
Vougeot Bidco PLC, 7.88%, 7/15/20		1,942	2,643,470
Yum! Brands, Inc.:
3.75%, 11/01/21	USD	4,611	4,518,780
3.88%, 11/01/23		1,725	1,627,969

			565,175,327
Household Durables — 1.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		3,733	3,900,985
Beazer Homes USA, Inc., 6.63%, 4/15/18		8,097	8,238,697
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		10,392	9,820,440
CalAtlantic Group, Inc.:
6.63%, 5/01/20		2,870	3,149,825
8.38%, 1/15/21		39,624	45,666,660
5.88%, 11/15/24		12,497	12,871,910
Lennar Corp.:
4.50%, 11/15/19		141	146,873
4.75%, 4/01/21		20,454	21,272,160
4.75%, 11/15/22		15,079	15,324,034

BLACKROCK FUNDS II	JUNE 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Household Durables (continued)
4.88%, 12/15/23	USD	8,287	$8,307,717
PulteGroup, Inc.:
5.50%, 3/01/26		18,450	18,911,250
6.38%, 5/15/33		19,215	19,935,563
Tempur Sealy International, Inc., 5.50%, 6/15/26 (a)		8,826	8,671,545
TRI Pointe Group, Inc.:
4.38%, 6/15/19		13,100	13,165,500
4.88%, 7/01/21		12,330	12,299,175
5.88%, 6/15/24		8,855	8,998,894
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		5,531	4,867,280
William Lyon Homes, Inc., 8.50%, 11/15/20		8,525	8,759,437
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		12,675	11,724,375

			236,032,320
Household Products — 0.4%
HRG Group, Inc., 7.88%, 7/15/19		11,930	12,511,587
Spectrum Brands, Inc.:
6.38%, 11/15/20		14,053	14,667,819
6.63%, 11/15/22		14,904	15,816,870
6.13%, 12/15/24		5,473	5,774,015
5.75%, 7/15/25		18,173	18,922,636

			67,692,927
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.:
4.88%, 5/15/23		17,115	16,901,063
5.50%, 3/15/24		234	239,558
6.00%, 5/15/26		4,481	4,576,221
Calpine Corp.:
6.00%, 1/15/22 (a)		8,173	8,561,217
5.38%, 1/15/23		6,367	6,207,825
5.88%, 1/15/24 (a)		11,885	12,360,400
5.50%, 2/01/24		32,436	31,300,740
Dynegy, Inc.:
6.75%, 11/01/19		25,190	25,221,487
7.38%, 11/01/22		14,809	14,290,685
NRG Energy, Inc.:
8.25%, 9/01/20		4,885	5,051,432
7.88%, 5/15/21		25,178	26,059,230
6.63%, 3/15/23		2,575	2,536,375
7.25%, 5/15/26 (a)		26,030	25,899,850
NRG Yield Operating LLC, 5.38%, 8/15/24		5,815	5,785,925

			184,992,008
Insurance — 0.6%
Assicurazioni Generali SpA, 5.00%, 6/08/48 (b)	EUR	929	1,030,962
Credit Agricole Assurances SA, 4.50% (b)(m)		2,000	2,101,569
HUB International Ltd.:
9.25%, 2/15/21 (a)	USD	26,629	27,827,305
7.88%, 10/01/21 (a)		25,558	24,535,680
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	5,275	6,454,284
Radian Group, Inc.:
5.25%, 6/15/20	USD	10,875	10,956,563
7.00%, 3/15/21		7,025	7,512,395
Wayne Merger Sub LLC, 8.25%, 8/01/23 (a)		27,692	27,345,850

			107,764,608
Internet & Catalog Retail — 0.1%
Netflix, Inc., 5.50%, 2/15/22		12,828	13,373,190
Internet Software & Services — 0.1%
United Group BV, 7.88%, 11/15/20	EUR	9,510	11,081,456

Corporate Bonds		Par (000)	Value
IT Services — 0.6%
Alliance Data Systems Corp.:
5.25%, 12/01/17 (a)	USD	16,822	$17,032,275
5.38%, 8/01/22 (a)		27,089	25,937,717
APX Group, Inc.:
6.38%, 12/01/19		5,429	5,374,710
8.75%, 12/01/20		7,310	6,706,925
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	420	563,881
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)	USD	23,674	24,206,665
5.25%, 11/15/23 (a)		6,775	6,893,563
WEX, Inc., 4.75%, 2/01/23 (a)		21,090	20,457,300

			107,173,036
Life Sciences Tools & Services — 0.8%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (a)		36,537	30,143,025
DPx Holdings BV, 7.50%, 2/01/22 (a)		28,091	28,863,503
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		77,502	79,245,795
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		5,356	5,422,950

			143,675,273
Machinery — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (a)		27,853	24,580,273
Gardner Denver, Inc., 6.88%, 8/15/21 (a)		8,945	8,117,587
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	6,900	6,385,582
6.00%, 7/15/22 (a)	USD	17,740	15,522,500
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (i)	EUR	3,713	4,207,720
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(i)	USD	1,780	1,815,429
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(i)		16,430	17,087,200
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (i)	EUR	2,042	2,425,223
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(i)	USD	23,804	26,184,190

			106,325,704
Marine — 0.0%
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	7,300	7,756,908
Media — 9.8%
Altice Luxembourg SA:
7.25%, 5/15/22		9,554	10,668,863
7.75%, 5/15/22 (a)	USD	25,172	25,423,720
6.25%, 2/15/25	EUR	3,704	3,761,136
7.63%, 2/15/25 (a)	USD	30,541	29,815,651
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (a)		52,472	52,078,460
5.50%, 5/15/26 (a)		22,493	22,493,000
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		54,731	57,057,067
AMC Networks, Inc.:
4.75%, 12/15/22		18,964	18,821,770
5.00%, 4/01/24		10,730	10,621,359
Cablevision Systems Corp.:
8.63%, 9/15/17		7,297	7,707,456
7.75%, 4/15/18		20,401	21,841,719
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		36,170	37,119,463
5.13%, 5/01/23 (a)		38,264	38,479,235
5.88%, 4/01/24 (a)		39,057	40,521,637

10	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
5.75%, 2/15/26 (a)	USD	10,862	$11,187,860
5.50%, 5/01/26 (a)		22,119	22,450,785
5.88%, 5/01/27 (a)		58,597	60,501,403
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(d)(j)		14,769	1
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (a)		5,648	5,742,886
5.13%, 12/15/21 (a)		37,805	35,914,750
5.13%, 12/15/21 (a)		18,959	18,058,447
Clear Channel International BV, 8.75%, 12/15/20 (a)		28,688	29,835,520
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 3/15/20		15,000	13,687,500
Series A, 6.50%, 11/15/22		22,627	21,778,487
Series B, 7.63%, 3/15/20		33,790	32,151,185
Series B, 6.50%, 11/15/22		114,945	114,945,000
CSC Holdings LLC, 5.25%, 6/01/24		54,452	49,551,320
DISH DBS Corp.:
4.25%, 4/01/18		2,930	2,988,600
6.75%, 6/01/21		7,772	8,053,735
5.88%, 7/15/22		8,545	8,310,013
5.00%, 3/15/23		17,330	15,770,300
5.88%, 11/15/24		17,012	15,821,160
7.75%, 7/01/26 (a)		47,063	48,474,890
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		3,825	4,047,328
iHeartCommunications, Inc.:
9.00%, 12/15/19		17,546	13,159,500
9.00%, 3/01/21		3,382	2,384,310
9.00%, 9/15/22		24,190	16,570,150
10.63%, 3/15/23		44,752	30,990,760
Lamar Media Corp., 5.75%, 2/01/26 (a)		11,943	12,428,244
Live Nation Entertainment, Inc., 5.38%, 6/15/22 (a)		3,850	3,955,875
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (a)		5,926	6,133,410
MDC Partners, Inc., 6.50%, 5/01/24 (a)		33,199	32,950,007
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		13,295	13,693,850
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		51,053	57,179,360
6.63%, 10/15/25 (a)		22,770	23,908,500
10.88%, 10/15/25 (a)		15,391	17,593,760
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		28,087	28,648,740
Numericable-SFR SA:
5.38%, 5/15/22	EUR	2,921	3,285,679
6.00%, 5/15/22 (a)	USD	52,542	51,097,095
5.63%, 5/15/24	EUR	13,652	15,239,153
7.38%, 5/01/26 (a)	USD	124,542	123,140,903
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		14,104	14,315,560
5.63%, 2/15/24		4,602	4,740,060
5.88%, 3/15/25		2,700	2,781,000
Radio One, Inc., 7.38%, 4/15/22 (a)		4,415	4,216,325
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		9,410	9,645,250
Regal Entertainment Group, 5.75%, 2/01/25		3,919	3,860,215
Sirius XM Radio, Inc.:
5.75%, 8/01/21 (a)		3,085	3,204,544
4.63%, 5/15/23 (a)		18,081	17,540,016

Corporate Bonds		Par (000)	Value
Media (continued)
TEGNA, Inc.:
5.13%, 10/15/19	USD	5,496	$5,654,010
4.88%, 9/15/21 (a)		11,429	11,714,725
5.50%, 9/15/24 (a)		8,106	8,349,180
Townsquare Media, Inc., 6.50%, 4/01/23 (a)		4,806	4,751,933
Trader Corp., 9.88%, 8/15/18 (a)		8,226	8,493,345
Tribune Media Co., 5.88%, 7/15/22		36,016	35,835,920
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		21,231	21,337,155
5.75%, 1/15/23	EUR	6,627	7,758,443
5.63%, 4/15/23		1,078	1,261,645
4.00%, 1/15/25		7,611	8,492,291
5.00%, 1/15/25 (a)	USD	8,962	8,782,760
4.63%, 2/15/26	EUR	4,000	4,599,711
3.50%, 1/15/27		4,466	4,770,308
Univision Communications, Inc.:
6.75%, 9/15/22 (a)	USD	1,480	1,561,400
5.13%, 5/15/23 (a)		50,428	50,049,790
5.13%, 2/15/25 (a)		53,688	53,084,010
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	9,300	9,972,395

			1,654,812,993
Metals & Mining — 4.7%
Alcoa, Inc.:
6.15%, 8/15/20 (k)	USD	11,850	12,827,625
5.13%, 10/01/24 (k)		26,349	26,283,127
5.90%, 2/01/27		1,200	1,218,000
6.75%, 1/15/28		2,652	2,731,560
5.95%, 2/01/37		1,480	1,383,800
Anglo American Capital PLC:
1.75%, 11/20/17	EUR	707	779,895
6.88%, 5/01/18	GBP	1,000	1,376,650
2.50%, 9/18/18	EUR	1,000	1,100,451
2.75%, 6/07/19		4,502	4,897,393
1.50%, 4/01/20		600	603,954
3.63%, 5/14/20 (a)	USD	9,279	8,919,439
4.45%, 9/27/20 (a)		3,280	3,198,000
2.88%, 11/20/20	EUR	2,700	2,802,855
3.50%, 3/28/22		3,850	4,015,848
4.13%, 9/27/22 (a)	USD	16,681	15,471,627
3.25%, 4/03/23	EUR	3,200	3,221,140
ArcelorMittal:
6.13%, 6/01/18	USD	22,341	23,511,222
7.25%, 2/25/22		1,458	1,534,545
8.00%, 10/15/39		5,840	5,664,800
7.75%, 3/01/41		13,325	12,692,063
Constellium NV:
7.88%, 4/01/21 (a)		1,061	1,094,156
8.00%, 1/15/23 (a)		42,096	37,044,480
5.75%, 5/15/24 (a)		37,843	29,801,363
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)		5,694	4,576,553
7.25%, 5/15/22 (a)		13,506	10,433,385
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		15,889	15,610,943
2.38%, 3/15/18		99,704	97,709,920
3.10%, 3/15/20		9,370	8,854,650
4.00%, 11/14/21		11,818	10,676,818
3.55%, 3/01/22		82,145	72,287,600
3.88%, 3/15/23		66,999	58,624,125
5.40%, 11/14/34		8,369	6,653,355
5.45%, 3/15/43		13,949	11,194,073

BLACKROCK FUNDS II	JUNE 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Glencore Finance Europe SA:
4.63%, 4/03/18	EUR	1,200	$1,403,751
3.38%, 9/30/20		2,629	2,971,374
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (a)	USD	11,729	12,139,515
Kaiser Aluminum Corp., 5.88%, 5/15/24 (a)		5,126	5,266,965
Novelis, Inc., 8.75%, 12/15/20		71,959	75,017,257
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	5,379	5,089,324
Outokumpu OYJ, 7.25%, 6/16/21		1,575	1,764,138
Ovako AB, 6.50%, 6/01/19		1,868	1,471,846
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	17,444	17,858,295
6.38%, 8/15/22		12,995	13,644,750
5.25%, 4/15/23		11,386	11,613,720
5.50%, 10/01/24		4,873	4,982,643
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		9,453	7,940,520
Teck Resources Ltd.:
3.00%, 3/01/19		13,718	12,894,920
8.00%, 6/01/21 (a)		35,146	36,200,380
8.50%, 6/01/24 (a)		30,311	31,447,663
6.00%, 8/15/40		11,143	7,800,100
United States Steel Corp., 8.38%, 7/01/21 (a)		20,963	22,011,150
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		22,767	20,945,640

			791,259,366
Multiline Retail — 0.8%
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		6,868	7,074,040
5.75%, 3/01/23 (a)		94,148	100,032,250
Enterprise Funding Ltd., 3.50%, 9/10/20 (l)	GBP	3,300	3,275,092
Family Dollar Stores, Inc., 5.00%, 2/01/21 (k)	USD	18,619	19,736,140
Hema Bondco I BV, 6.25%, 6/15/19	EUR	2,939	2,473,085
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	762	931,946

			133,522,553
Oil, Gas & Consumable Fuels — 11.5%
Alberta Energy Co. Ltd., 7.38%, 11/01/31 (k)	USD	4,821	5,095,175
Antero Resources Corp., 5.63%, 6/01/23		2,511	2,435,670
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		160,161	159,960,827
California Resources Corp.:
8.00%, 12/15/22 (a)		41,000	29,110,000
6.00%, 11/15/24		11,250	5,512,500
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		6,670	6,753,375
6.25%, 4/15/23		22,801	21,945,963
Cenovus Energy, Inc.:
5.70%, 10/15/19 (k)		3,021	3,195,345
3.80%, 9/15/23 (k)		6,645	6,253,696
6.75%, 11/15/39 (k)		4,298	4,513,497
5.20%, 9/15/43		1,300	1,116,899
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		38,946	39,992,868
Chesapeake Energy Corp.:
3.88%, 4/15/19 (b)		28,789	21,663,723
6.63%, 8/15/20		4,000	2,810,000
8.00%, 12/15/22 (a)		22,578	19,134,855
Concho Resources, Inc., 6.50%, 1/15/22		2,585	2,646,394
CONSOL Energy, Inc.:
5.88%, 4/15/22		105,679	92,204,927
8.00%, 4/01/23		4,363	3,861,255
Continental Resources, Inc.:
5.00%, 9/15/22		21,140	20,664,350
4.50%, 4/15/23		22,368	20,858,160
3.80%, 6/01/24		41,411	36,131,097

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.90%, 6/01/44	USD	11,455	$9,450,375
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 11.75% PIK), 5/15/21 (i)	EUR	1,900	1,988,769
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23 (a)	USD	2,125	1,955,000
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (a)		25,699	26,341,475
7.75%, 2/15/23 (a)		9,490	9,917,050
Denbury Resources, Inc.:
9.00%, 5/15/21 (a)		13,921	13,921,000
5.50%, 5/01/22		4,275	2,885,625
Diamondback Energy, Inc., 7.63%, 10/01/21		18,219	19,243,819
Encana Corp.:
3.90%, 11/15/21 (k)		9,644	9,352,298
6.50%, 8/15/34 (k)		17,048	17,089,597
6.63%, 8/15/37 (k)		10,559	10,513,491
6.50%, 2/01/38 (k)		27,189	27,006,562
5.15%, 11/15/41 (k)		12,895	10,122,575
Energy Transfer Equity LP:
7.50%, 10/15/20		8,346	8,846,760
5.88%, 1/15/24 (k)		28,092	27,319,470
5.50%, 6/01/27		22,436	21,089,840
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		8,464	8,481,944
6.63%, 5/01/21		8,460	8,417,700
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		4,525	4,276,125
6.75%, 8/01/22		16,085	15,602,450
6.00%, 5/15/23		4,433	4,144,855
5.63%, 6/15/24		5,473	4,980,430
Gulfport Energy Corp.:
7.75%, 11/01/20		20,989	21,566,197
6.63%, 5/01/23		1,410	1,388,850
Halcon Resources Corp., 8.63%, 2/01/20 (a)		9,440	8,903,053
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (a)		3,011	3,093,803
5.00%, 12/01/24 (a)		16,847	15,708,143
MEG Energy Corp.:
6.50%, 3/15/21 (a)		41,571	32,217,525
6.38%, 1/30/23 (a)		14,708	10,883,920
7.00%, 3/31/24 (a)		58,174	44,793,980
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		12,883	6,924,613
6.88%, 8/01/22		13,754	6,877,000
Memorial Resource Development Corp., 5.88%, 7/01/22		34,505	34,418,737
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)(n)		156,064	162,696,720
9.63%, 6/01/19 (a)		26,055	27,227,475
7.77%, 12/15/37 (a)		10,337	10,026,890
Oasis Petroleum, Inc.:
7.25%, 2/01/19		2,635	2,523,013
6.50%, 11/01/21		14,707	13,420,137
6.88%, 3/15/22 (k)		15,408	14,233,140
6.88%, 1/15/23		2,245	2,042,950
ONEOK, Inc.:
4.25%, 2/01/22		4,946	4,550,320
7.50%, 9/01/23		11,700	12,460,500
Parsley Energy LLC/Parsley Finance Corp.:
7.50%, 2/15/22 (a)		33,880	35,319,900
6.25%, 6/01/24 (a)		4,750	4,809,375
PDC Energy, Inc., 7.75%, 10/15/22		5,610	5,834,400

12	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.:
6.88%, 3/01/21	USD	16,842	$17,010,420
5.38%, 10/01/22		19,059	17,772,517
5.25%, 5/01/23		14,434	13,279,280
Range Resources Corp.:
5.75%, 6/01/21		3,099	3,029,273
5.00%, 3/15/23		18,447	17,294,063
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		2,091	2,169,413
6.00%, 1/15/19 (a)		6,053	6,158,927
5.63%, 4/15/20 (a)		3,595	3,603,987
6.88%, 4/15/40 (a)		35,338	33,659,445
RSP Permian, Inc., 6.63%, 10/01/22		14,714	15,155,420
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		29,233	29,525,330
6.25%, 3/15/22		6,333	6,507,157
5.63%, 4/15/23		22,172	22,255,145
5.75%, 5/15/24		41,177	40,868,173
5.63%, 3/01/25		5,777	5,755,336
5.88%, 6/30/26 (a)		32,239	32,359,896
Sabine Pass LNG LP, 6.50%, 11/01/20		5,055	5,260,359
Sanchez Energy Corp.:
7.75%, 6/15/21		2,010	1,703,475
6.13%, 1/15/23		56,305	43,495,613
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)		54,716	56,699,455
6.75%, 5/01/23 (a)		7,958	8,017,685
SM Energy Co.:
6.13%, 11/15/22		20,651	18,973,106
6.50%, 1/01/23		2,878	2,676,540
5.00%, 1/15/24		5,076	4,339,980
Southwestern Energy Co.:
3.30%, 1/23/18		26,929	27,521,438
7.50%, 2/01/18		7,163	7,610,687
4.05%, 1/23/20		13,686	13,446,495
4.10%, 3/15/22		12,607	11,251,747
4.95%, 1/23/25		824	788,980
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		4,979	5,066,133
6.38%, 8/01/22		23,209	23,267,023
5.25%, 5/01/23		995	940,275
6.75%, 3/15/24 (a)		4,996	5,120,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		12,348	12,780,180
6.25%, 10/15/22		90	93,825
6.38%, 5/01/24		9,641	10,098,947
Tullow Oil PLC, 6.00%, 11/01/20 (a)		1,160	936,700
Whiting Petroleum Corp.:
5.00%, 3/15/19 (l)		4,341	4,189,065
1.25%, 6/05/20		90,132	80,442,810
5.75%, 3/15/21 (l)		26,358	24,908,310
5.75%, 3/15/21		1,748	1,577,570
6.25%, 4/01/23 (l)		3,319	3,103,265
Williams Cos., Inc.:
3.70%, 1/15/23		2,475	2,190,375
4.55%, 6/24/24		15,235	13,993,347
WPX Energy, Inc.:
5.25%, 1/15/17		2,920	2,927,300
7.50%, 8/01/20		3,770	3,762,912
6.00%, 1/15/22		21,541	20,033,130
8.25%, 8/01/23		11,700	11,729,250

			1,946,079,086

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.2%
Norbord, Inc., 6.25%, 4/15/23 (a)	USD	9,595	$9,834,875
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	2,000	2,269,448
Stora Enso OYJ, 2.13%, 6/16/23		1,575	1,746,658
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)	USD	14,252	12,327,980

			26,178,961
Personal Products — 0.2%
NBTY, Inc., 7.63%, 5/15/21 (a)		38,666	38,714,333
Pharmaceuticals — 1.7%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(i)		4,487	4,498,217
Concordia International Corp., 7.00%, 4/15/23 (a)		3,809	3,247,173
Endo Finance LLC, 5.75%, 1/15/22 (a)		11,305	10,201,632
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (a)		4,121	3,822,227
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		13,343	11,675,125
6.00%, 2/01/25 (a)		25,794	22,376,295
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		3,900	3,763,500
5.75%, 8/01/22 (a)		5,905	5,609,750
5.50%, 4/15/25 (a)		254	226,598
Prestige Brands, Inc., 6.38%, 3/01/24 (a)		15,850	16,444,375
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/20 (a)		44,719	38,206,796
7.00%, 10/01/20 (a)		33,116	29,224,870
6.38%, 10/15/20 (a)		66,423	57,123,780
7.50%, 7/15/21 (a)		43,181	38,080,244
6.75%, 8/15/21 (a)		1,270	1,082,675
5.63%, 12/01/21 (a)		10,181	8,399,325
7.25%, 7/15/22 (a)		4,420	3,791,034
5.50%, 3/01/23 (a)		1,462	1,174,169
4.50%, 5/15/23	EUR	9,095	7,620,381
5.88%, 5/15/23 (a)	USD	21,889	17,675,367
6.13%, 4/15/25 (a)		3,101	2,488,553

			286,732,086
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	2,925	3,463,517
Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (a)	USD	4,431	4,508,543
8.25%, 10/15/23		27,320	27,712,862
Corrections Corp. of America, 5.00%, 10/15/22		3,200	3,320,000
Equinix, Inc.:
5.38%, 4/01/23		5,265	5,436,113
5.88%, 1/15/26		21,808	22,721,210
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		42,482	41,366,847
FelCor Lodging LP, 5.63%, 3/01/23		3,450	3,450,000
GEO Group, Inc.:
5.13%, 4/01/23		12,070	11,768,250
5.88%, 10/15/24		8,870	8,980,875
6.00%, 4/15/26		6,291	6,353,910
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23		3,181	3,320,169
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		13,010	13,611,713
6.00%, 8/15/23		5,000	5,262,500

BLACKROCK FUNDS II	JUNE 30, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
iStar, Inc., 4.00%, 11/01/17	USD	5,910	$5,813,963

			163,626,955
Real Estate Management & Development — 0.9%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (i)	GBP	4,330	6,657,058
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	9,900	11,207,622
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)	USD	13,400	13,400,000
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		8,254	8,460,350
5.25%, 12/01/21 (a)(k)		58,968	60,368,490
4.88%, 6/01/23 (a)		55,015	54,327,313
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (d)(j)		1,115	—

			154,420,833
Road & Rail — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (a)		8,470	8,173,550
5.50%, 4/01/23		9,975	9,825,375
6.38%, 4/01/24 (a)		10,770	10,662,300
5.25%, 3/15/25 (a)		33,844	30,628,820
EC Finance PLC, 5.13%, 7/15/21	EUR	693	799,822
Europcar Groupe SA, 5.75%, 6/15/22		3,150	3,653,035
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)	USD	14,608	14,534,960
Hertz Corp.:
7.50%, 10/15/18		3,890	3,962,937
7.38%, 1/15/21		27,642	28,540,365
Jack Cooper Enterprises, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (a)(i)		10,126	3,189,704
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)		7,749	7,671,510

			121,642,378
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		5,170	4,601,300
7.00%, 7/01/24		3,410	2,881,450
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (a)		17,448	17,666,100
4.13%, 6/01/21 (a)		9,322	9,461,830
4.63%, 6/15/22 (a)		15,667	15,902,005
5.75%, 3/15/23 (a)		19,962	20,860,290
4.63%, 6/01/23 (a)		11,659	11,863,033

			83,236,008
Software — 3.1%
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (a)		7,280	7,189,000
First Data Corp.:
5.38%, 8/15/23 (a)		27,219	27,641,167
7.00%, 12/01/23 (a)		156,527	158,483,587
5.00%, 1/15/24 (a)		43,363	43,471,407
5.75%, 1/15/24 (a)		132,343	131,350,427
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (a)		2,990	2,608,775
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (a)(i)		21,589	19,106,265
Infor U.S., Inc., 6.50%, 5/15/22		68,946	65,111,223
Informatica LLC, 7.13%, 7/15/23 (a)		20,208	19,147,080
Nuance Communications, Inc.:
5.38%, 8/15/20 (a)		4,677	4,758,847

Corporate Bonds		Par (000)	Value
Software (continued)
6.00%, 7/01/24 (a)	USD	9,015	$9,060,075
PTC, Inc., 6.00%, 5/15/24		6,916	7,158,060
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		22,726	23,237,335

			518,323,248
Specialty Retail — 0.9%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		26,465	26,663,487
CST Brands, Inc., 5.00%, 5/01/23		4,076	4,137,140
Dufry Finance SCA, 5.50%, 10/15/20 (a)		2,777	2,867,253
L Brands, Inc., 6.88%, 11/01/35		25,895	26,218,687
Michaels Stores, Inc., 5.88%, 12/15/20 (a)		3,542	3,665,970
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		32,529	26,511,135
Penske Automotive Group, Inc.:
5.75%, 10/01/22		17,715	17,715,000
5.38%, 12/01/24		10,842	10,462,530
5.50%, 5/15/26		12,374	11,755,300
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		4,950	5,129,437
5.50%, 11/01/23		3,225	3,345,937
Sonic Automotive, Inc., 5.00%, 5/15/23		2,939	2,880,220
THOM Europe SAS, 7.38%, 7/15/19	EUR	7,880	9,129,642

			150,481,738
Technology Hardware, Storage & Peripherals — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.88%, 6/15/21 (a)	USD	13,464	13,730,210
7.13%, 6/15/24 (a)		16,339	17,064,795
Western Digital Corp., 7.38%, 4/01/23 (a)		10,664	11,357,160

			42,152,165
Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.88%, 5/01/23	EUR	3,525	4,042,151
PVH Corp.:
4.50%, 12/15/22	USD	5,000	5,068,750
7.75%, 11/15/23		450	510,750
Springs Industries, Inc., 6.25%, 6/01/21		2,844	2,872,440

			12,494,091
Thrifts & Mortgage Finance — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		13,150	12,180,187
6.88%, 4/15/22 (a)		24,154	20,772,440
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		9,040	9,062,600

			42,015,227
Trading Companies & Distributors — 2.5%
Aircastle Ltd.:
7.63%, 4/15/20		1,026	1,155,533
5.13%, 3/15/21		4,779	4,970,160
5.50%, 2/15/22		22,066	22,948,640
5.00%, 4/01/23		12,383	12,583,605
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (a)		5,985	6,179,513
5.75%, 12/15/23 (a)		16,681	17,264,835
Ashtead Capital, Inc., 5.63%, 10/01/24 (a)		6,926	6,960,630
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		10,926	11,444,985
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		26,026	22,382,360
HD Supply, Inc.:
7.50%, 7/15/20		67,648	70,854,515

14	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
5.25%, 12/15/21 (a)	USD	95,747	$99,935,931
5.75%, 4/15/24 (a)		47,058	48,940,320
International Lease Finance Corp.:
5.88%, 4/01/19		6,210	6,621,413
6.25%, 5/15/19		5,000	5,356,250
8.25%, 12/15/20		8,020	9,482,206
5.88%, 8/15/22 (k)		27,445	29,709,213
Loxam SAS, 3.50%, 5/03/23	EUR	1,100	1,236,295
Rexel SA, 3.50%, 6/15/23		7,792	8,714,225
Travis Perkins PLC, 4.50%, 9/07/23	GBP	3,925	4,989,789
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	1,665	1,731,600
7.63%, 4/15/22		8,406	8,973,405
6.13%, 6/15/23		4,701	4,894,916
4.63%, 7/15/23		11,525	11,625,844
5.75%, 11/15/24		5,519	5,560,393
5.50%, 7/15/25		1,541	1,517,885

			426,034,461
Transportation Infrastructure — 0.1%
OHL Investments SA, 4.00%, 4/25/18 (l)	EUR	3,600	3,455,776
Silk Bidco AS, 7.50%, 2/01/22		2,869	3,219,705
Swissport Investments SA, 6.75%, 12/15/21		2,745	3,122,434

			9,797,915
Wireless Telecommunication Services — 3.1%
Digicel Group Ltd., 7.13%, 4/01/22 (a)	USD	13,495	10,036,906
Digicel Ltd., 6.00%, 4/15/21 (a)		51,995	44,570,114
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	4,075	4,351,400
Play Finance 2 SA, 5.25%, 2/01/19		6,741	7,649,774
SoftBank Group Corp.:
4.75%, 7/30/25		3,388	4,044,282
5.25%, 7/30/27		500	599,268
Sprint Capital Corp.:
6.90%, 5/01/19	USD	13,935	13,307,925
6.88%, 11/15/28		58,360	45,812,600
8.75%, 3/15/32		3,683	3,148,965
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		134,333	143,064,645
7.00%, 8/15/20		18,725	16,665,250
Sprint Corp.:
7.25%, 9/15/21		39,317	33,517,743
7.13%, 6/15/24		25,725	20,515,687
7.63%, 2/15/25		30,177	23,877,551
T-Mobile USA, Inc.:
6.25%, 4/01/21		19,305	20,137,432
6.73%, 4/28/22		9,345	9,826,735
6.00%, 3/01/23		43,702	45,231,570
6.84%, 4/28/23		8,795	9,289,719
6.38%, 3/01/25		42,090	43,984,050
6.50%, 1/15/26		19,002	20,047,110

			519,678,726
Total Corporate Bonds — 81.0%			13,725,605,221

Floating Rate Loan Interests (b)		Par (000)	Value
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		11,569	9,457,715
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		11,926	9,749,185

Floating Rate Loan Interests (b)		Par (000)	Value
Air Freight & Logistics (continued)
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21	USD	2,056	$1,680,894
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		16,449	13,447,151

			34,334,945
Airlines — 0.1%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		8,603	8,379,936
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 2.13%, 9/10/18		3,483	3,387,015
Term Loan B757-200 (N554), 2.13%, 9/10/18		3,513	3,416,717
Term Loan B757-300 (N550), 1.77%, 3/10/17		3,459	3,364,346
Term Loan B757-300 (N583), 2.39%, 3/10/17		2,278	2,255,220
Term Loan B757-300 (N584), 2.39%, 3/10/17		2,282	2,258,998

			23,062,232
Chemicals — 0.3%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		24,090	23,970,003
MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-3 Term Loan, 5.50%, 6/07/20		11,027	10,866,788
PQ Corp., Tranche B-1 Term Loan, 5.75%, 11/04/22		9,112	9,102,797

			43,939,588
Commercial Services & Supplies — 0.2%
Laureate Education, Inc., New Series 2018 Extended Term Loan, 5.00%, 6/15/18		18,765	18,147,415
Trugreen Limited Partnership, Initial Term Loan (First Lien), 6.50%, 4/13/23		7,450	7,468,625

			25,616,040
Communications Equipment — 0.0%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		4,815	4,807,294
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		24,985	24,266,330
Diversified Financial Services — 0.1%
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		15,431	15,405,177
Diversified Telecommunication Services — 0.8%
Hawaiian Telcom Communications, Inc., Term Loan, 5.25%, 6/06/19		1,106	1,104,617
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		20,741	18,858,422
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20 (d)		188,389	116,565,429

			136,528,468
Electric Utilities — 0.2%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		12,604	12,572,490

BLACKROCK FUNDS II	JUNE 30, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC (TXU), DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16	USD	26,539	$26,439,673

			39,012,163
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Term Loan, 3.20%, 7/13/20		24,081	22,275,193
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		10,229	9,735,045
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		15,378	14,365,736

			24,100,781
Health Care Providers & Services — 0.2%
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		20,817	20,863,838
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		6,892	6,935,440

			27,799,278
Hotels, Restaurants & Leisure — 0.8%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		28,620	27,678,098
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		1,175	1,157,762
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		100,293	95,679,772
Scientific Games International, Inc., Initial Term Loan, 6.00%, 10/18/20		4,293	4,235,767

			128,751,399
Insurance — 0.1%
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		7,580	7,509,079
IT Services — 0.1%
WEX, Inc., Term Loan B, 3.50%, 6/24/23		9,075	9,006,937
Life Sciences Tools & Services — 0.3%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		19,603	19,002,421
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		36,327	35,954,529

			54,956,950
Machinery — 0.4%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		33,915	30,354,232
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		36,610	34,650,287

			65,004,519
Media — 0.5%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		7,993	7,776,197
Term Loan (Second Lien), 7.50%, 7/25/22		26,180	24,249,224
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 0.00%, 6/30/16 (c)(d)(j)		7,781	1
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%, 6/07/23		4,562	4,505,205
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.21%, 1/30/19		48,359	35,194,573

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Telenet Financing USD LLC, Term Loan AD Facility, 4.25%, 6/30/24	USD	12,260	$12,139,975
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		6,925	6,880,089

			90,745,264
Metals & Mining — 0.2%
FMG Resources (August 2006) Property Ltd. (FMG America Finance, Inc.), Term Loan, 4.25%, 6/30/19		29,771	28,431,600
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		10,769	10,652,759

			39,084,359
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Term Loan, 3.70%, 9/24/19		9,750	8,916,026
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		10,577	10,643,237
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		5,201	4,558,456

			24,117,719
Pharmaceuticals — 0.2%
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		3,679	3,657,213
Valeant Pharmaceuticals International, Inc.:
Series A-3 Tranche A Term Loan, 3.72%, 10/20/18		6,332	6,154,294
Series C-2 Tranche B Term Loan, 4.75%, 12/11/19		4,405	4,272,033
Series E-1 Tranche B Term Loan, 4.75%, 8/05/20		16,819	16,308,904
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22		6,533	6,351,675

			36,744,119
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		13,840	13,846,299
ON Semiconductor Corp., Closing Date Term Loan, 5.25%, 3/31/23		7,998	8,017,995

			21,864,294
Software — 0.5%
First Data Corp., 2021 Extended Dollar Term Loan, 4.45%, 3/24/21		17,874	17,791,877
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		28,730	27,994,214
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		21,537	20,913,541
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		19,066	19,145,542

			85,845,174
Specialty Retail — 0.0%
J. Crew Group, Inc., Term Loan,, 4.00%, 3/05/21		7,461	5,080,471
Total Floating Rate Loan Interests — 5.8%			989,857,773

Foreign Agency Obligations		Par (000)	Value
Canada — 0.2%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (a)		16,623	16,706,115
5.00%, 5/01/25 (a)		9,634	9,537,660

			26,243,775

16	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Foreign Agency Obligations		Par (000)	Value
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	1,550	$1,407,746
Total Foreign Agency Obligations — 0.2%			27,651,521

Investment Companies		Shares
Pershing Square Holdings Ltd. (a)	14,000,000		13,387,500
SPDR S&P Oil & Gas Exploration & Production ETF (o)		487,700	16,976,837
Uranium Participation Corp.	1,150,920		3,590,083
Total Investment Companies — 0.2%			33,954,420

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.3%
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)	USD	6,000	5,536,620
Credit Suisse Mortgage Capital Certificates, Series 2014-TIKI, Class F, 4.26%, 9/15/38 (a)(b)		2,330	2,194,420
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		5,000	4,797,057
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		15,075	14,166,870
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)		1,000	967,482
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		13,572	13,657,255
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		1,826	1,822,247
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		320	315,049

			43,457,000
Total Non-Agency Mortgage-Backed Securities — 0.3%			43,457,000

Other Interests (p)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp., Escrow (d)(j)	USD	7,955	1
Lear Corp., Escrow (d)(j)		7,495	1

			2
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		9,030	609,525
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		5,675	383,063
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		5,500	371,250
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		2,520	170,100
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		1,000	68,000

			1,601,938
Electric Utilities — 0.0%
Mirant America Corp., Escrow (d)(j)		3,270	—
Mirant America, Inc., Escrow (d)(j)		1,880	—
Mirant Americas Generation LLC, Escrow (d)(j)		1,215	—

			—

Other Interests (p)		Beneficial Interest (000)	Value
Household Durables — 0.1%
Stanley-Martin, Class B Membership Units (f)	USD	20	$23,997,400
Media — 0.0%
Adelphia Communications Corp., Escrow (d)(j)		800	—
Adelphia Communications Corp., Escrow (d)(j)		325	1,625
Century Communications, Escrow (d)(j)		625	—

			1,625
Total Other Interests — 0.1%			25,600,965

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 2.2%
ABN AMRO Bank NV, 5.75% (b)(m)	EUR	5,600	5,774,010
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(m)		5,200	4,933,970
8.88% (b)(m)		600	658,695
7.00% (b)(m)		11,200	10,680,407
Banco Popular Espanol SA:
8.25% (b)(m)		6,000	5,667,873
11.50% (b)(m)		6,400	6,995,894
Banco Santander SA, 6.25% (b)(m)		5,400	5,063,811
Bank of America Corp.:
Series AA, 6.10% (b)(m)	USD	16,496	16,743,440
Series X, 6.25% (b)(m)		62,184	63,154,070
Series Z, 6.50% (b)(m)		21,036	22,403,340
Bank of Ireland, 7.38% (b)(m)	EUR	6,275	6,439,761
BNP Paribas SA, 7.38% (a)(b)(m)	USD	6,625	6,485,875
Citigroup, Inc.:
5.95% (b)(m)		52,536	51,586,649
Series N, 5.80% (b)(m)		19,380	18,725,925
Series O, 5.88% (b)(m)		6,570	6,307,200
Series R, 6.13% (b)(m)		14,372	14,587,580
Cooperatieve Rabobank UA:
5.50% (b)(m)	EUR	3,800	4,016,757
6.63% (b)(m)		1,000	1,113,621
Intesa Sanpaolo SpA:
7.00% (b)(m)		5,900	6,023,749
7.70% (a)(b)(m)	USD	8,475	7,309,687
JPMorgan Chase & Co.:
Series 1, 7.90% (b)(m)		11,830	12,066,600
Series V, 5.00% (b)(m)		41,200	39,397,500
Lloyds Banking Group PLC, 7.00% (b)(m)	GBP	1,124	1,406,553
Santander UK Group Holdings PLC, 7.38% (b)(m)		1,985	2,450,918
Wells Fargo & Co., Series U, 5.88% (b)(k)(m)	USD	48,049	51,232,246

			371,226,131
Capital Markets — 0.3%
Credit Suisse Group AG, 6.25% (a)(b)(m)		6,104	5,744,340
Goldman Sachs Group, Inc., Series L, 5.70% (b)(m)		22,886	22,840,800
Morgan Stanley, Series H, 5.45% (b)(m)		8,391	8,055,360
UBS Group AG:
5.75% (b)(m)	EUR	6,250	6,970,647
6.88% (b)(m)		6,100	5,978,000
7.00% (b)(m)	USD	2,575	2,607,187

			52,196,334

BLACKROCK FUNDS II	JUNE 30, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Capital Trusts		Par (000)	Value
Containers & Packaging — 0.0%
Rexam PLC, 6.75%, 6/29/67 (b)	EUR	4,219	$4,671,755
Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (m)	USD	650	647,238
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 6.13% (b)(m)	EUR	3,332	3,933,712
Electric Utilities — 0.1%
Enel SpA:
6.50%, 1/10/74 (b)	EUR	5,715	6,849,501
5.00%, 1/15/75 (b)		1,500	1,751,043
Gas Natural Fenosa Finance BV:
3.38% (b)(m)		8,300	8,208,811
4.13% (b)(m)		1,900	2,074,506

			18,883,861
Insurance — 0.1%
Assicurazioni Generali SpA, 6.42% (b)(m)	GBP	3,800	4,843,779
BNP Paribas Cardif SA, 4.03% (b)(m)	EUR	4,400	4,673,649
Credit Agricole SA, 6.50% (b)(m)		4,590	4,788,148

			14,305,576
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(m)	USD	2,827	2,915,344
Oil, Gas & Consumable Fuels — 0.1%
Repsol International Finance BV, 4.50%, 3/25/75 (b)	EUR	2,143	2,021,474
TOTAL SA:
2.63% (b)(m)		1,234	1,268,893
3.88% (b)(m)		5,475	6,299,197

			9,589,564
Wireless Telecommunication Services — 0.2%
Orange SA:
4.00% (b)(m)		8,625	9,932,581
5.00% (b)(m)		2,100	2,423,704
Telefonica Europe BV:
4.20% (b)(m)		13,600	14,981,733
5.00% (b)(m)		2,400	2,682,940
6.50% (b)(m)		1,000	1,162,468

			31,183,426
Total Capital Trusts — 3.0%			509,552,941

Preferred Securities		Shares	Value
Preferred Stocks
Banks — 0.0%
Royal Bank of Scotland Group PLC, Series T, 7.25% (m)		84,000	2,117,640
Diversified Financial Services — 0.0%
Concrete Investment II SCA (d)(m)		40,971	4,819,583
Hotels, Restaurants & Leisure — 0.7%
Amaya, Inc. (d)(l)(m)		131,343	109,022,976
Wireless Telecommunication Services — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15- 12/07/15, cost $3,422,703) (d)(h)(m)		3,446,312	2,742,575
Total Preferred Stocks — 0.7%			118,702,774

Trust Preferreds	Shares	Value
Consumer Finance — 0.3%
GMAC Capital Trust I, Series 2, 6.41%, 2/15/40 (b)	2,348,443	$ 58,288,355
Total Preferred Securities — 4.0%		686,544,070

Warrants	Shares	Value
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19) (d)	11,931	16,658
Oil, Gas & Consumable Fuels — 0.0%
Peninsula Energy Ltd. (Expires 12/31/17) (d)(g)	1,961,180	1,609
Peninsula Energy Ltd. (Expires 12/31/18) (d)(g)	3,502,309	182,842

		184,451
Total Warrants — 0.0%		201,109
Total Long-Term Investments (Cost — $16,803,020,268) — 96.8%		16,413,398,760

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (q)(r)	233,009,773	233,009,773
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (q)(r)(s)	17,304	17,303,800
Total Short-Term Securities (Cost — $250,313,573) — 1.5%		250,313,573

Options Purchased
(Cost — $2,437,022) — 0.0%		1,412,145
Total Investments (Cost — $17,055,770,863*) — 98.3%		16,665,124,478
Other Assets Less Liabilities — 1.7%		288,287,196

Net Assets — 100.0%		$16,953,411,674

18	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Notes to Consolidated Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,119,295,491

Gross unrealized appreciation	$391,972,155
Gross unrealized depreciation	(864,143,168)

Net unrealized depreciation	$(472,171,013)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Securities contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	All or a portion of security is held by a wholly owned subsidiary.

(g)	During the period ended June 30, 2016, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be affiliates for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2015	Shares/Par Purchased	Shares/ Par Sold	Shares/Par Held at June 30, 2016	Value at June 30, 2016	Realized Loss
Peninsula Energy Ltd.	13,944,025	—	(1)	13,944,024	$5,133,364	$ (1)
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	3,406,493	—	(3,406,493)	—	—	(14)
Peninsula Energy Ltd., Warrants (Expires 12/31/17)	1,961,180	—	—	1,961,180	1,609	—
Peninsula Energy Ltd., Warrants (Expires 12/31/18)	3,502,309	—	—	3,502,309	182,842	—
Total					$5,317,815	$(15)

(h)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $2,840,822 and an original cost of $3,520,950 which was 0.02% of its net assets.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(l)	Convertible security.

(m)	Perpetual security with no stated maturity date.

(n)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(o)	Security, or a portion of security, is on loan.

(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(q)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	677,378,350	—	(444,368,577)[1]	233,009,773	$233,009,773	$ 958,127	$ 15,283
BlackRock Liquidity Series, LLC, Money Market Series	—	$17,303,800[2]	—	$17,303,800	17,303,800	191,958[3]	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	13,723,971	(13,723,971)	—	—	6,250,511	4,467,143
Total					$250,313,573	$7,208,638	$4,482,426

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(r)	Current yield as of period end.

(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JUNE 30, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	(1.50)%	3/24/16	Open	$ 3,485,258	$ 3,471,462	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(2.25)%	4/12/16	Open	8,690,575	8,647,122	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/15/16	Open	13,675,000	13,702,787	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/15/16	Open	17,518,000	17,553,596	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	4/15/16	Open	8,764,000	8,781,808	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	4/15/16	Open	5,415,675	5,424,363	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	4/15/16	Open	4,049,640	4,056,136	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	4/15/16	Open	8,149,180	8,162,253	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	4/15/16	Open	8,605,585	8,619,390	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00%	4/21/16	Open	2,770,560	2,770,560	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	4/29/16	Open	8,773,578	8,785,093	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	4/29/16	Open	12,615,750	12,632,308	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.50)%	5/13/16	Open	7,770,000	7,765,036	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00%	5/16/16	Open	1,820,000	1,820,000	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(2.00)%	5/20/16	Open	6,440,000	6,426,047	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.85%	5/23/16	Open	2,797,000	2,799,575	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.85%	5/23/16	Open	12,112,000	12,123,153	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	5/23/16	Open	12,967,000	12,980,345	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	5/24/16	Open	48,446,090	48,484,443	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	5/26/16	Open	22,596,750	22,617,087	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05%	6/01/16	Open	19,891,000	19,908,405	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(2.00)%	6/03/16	Open	6,493,000	6,482,900	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	(1.00)%	6/09/16	Open	1,809,801	1,808,896	Corporate Bonds	Open/Demand
RBC CAPITAL MARKETS, LLC.	0.85%	6/13/16	Open	48,000,000	48,019,267	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	6/27/16	Open	3,989,000	3,989,144	Preferred Securities	Open/Demand
HSBC Securities (USA), Inc.	0.95%	6/27/16	Open	5,579,000	5,579,294	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	(0.25)%	6/28/16	Open	20,363,460	20,363,319	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	6/28/16	Open	19,736,030	19,737,083	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	6/28/16	Open	11,820,375	11,821,114	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	6/28/16	Open	32,380,043	32,382,066	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	6/28/16	Open	31,892,850	31,894,843	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	6/28/16	Open	26,964,713	26,966,398	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	6/28/16	Open	17,152,658	17,153,729	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	6/28/16	Open	9,794,775	9,795,387	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	6/28/16	Open	21,749,630	21,750,989	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	6/28/16	Open	26,063,680	26,064,295	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.00%	6/29/16	Open	3,866,000	3,866,000	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	6/29/16	Open	25,686,000	25,686,464	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	6/29/16	Open	49,442,000	49,442,893	Preferred Securities	Open/Demand
RBC Capital Markets, LLC	0.00%	6/29/16	Open	14,312,220	14,312,220	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00%	6/29/16	Open	29,602,000	29,602,000	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00%	6/29/16	Open	22,403,370	22,403,370	Corporate Bonds	Open/Demand
Total				$666,453,246	$666,652,640

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

20	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value		Unrealized Depreciation
(1,023)	Russell 2000 Mini Index	September 2016	USD	117,379,020	$ (330,224)
(4,108)	S&P 500 E-Mini Index	September 2016	USD	429,327,080	(16,049,514)
Total					$(16,379,738)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	850,000	USD	941,535	Bank of New York Mellon	7/06/16	$ 1,969
EUR	7,400,000	USD	8,371,185	Morgan Stanley & Co. International PLC	7/06/16	(157,151)
GBP	5,100,000	USD	6,827,288	Bank of New York Mellon	7/06/16	(37,519)
GBP	3,300,000	USD	4,662,740	Morgan Stanley & Co. International PLC	7/06/16	(269,359)
GBP	3,548,000	USD	5,048,329	Morgan Stanley & Co. International PLC	7/06/16	(324,780)
USD	10,793,115	AUD	14,898,000	Standard Chartered Bank	7/06/16	(315,291)
USD	141,380,883	CAD	184,150,000	Royal Bank of Canada	7/06/16	(1,159,101)
USD	764,137,294	EUR	684,300,000	Barclays Bank PLC	7/06/16	4,561,173
USD	198,835	EUR	175,000	Citibank N.A.	7/06/16	4,584
USD	1,882,503	EUR	1,662,000	Citibank N.A.	7/06/16	37,675
USD	2,382,014	EUR	2,103,000	Citibank N.A.	7/06/16	47,675
USD	3,309,204	EUR	2,922,000	Citibank N.A.	7/06/16	65,771
USD	113,241	EUR	100,000	Morgan Stanley & Co. International PLC	7/06/16	2,240
USD	589,064	EUR	519,000	Morgan Stanley & Co. International PLC	7/06/16	12,972
USD	1,533,021	EUR	1,366,000	Morgan Stanley & Co. International PLC	7/06/16	16,755
USD	1,830,555	EUR	1,640,000	Morgan Stanley & Co. International PLC	7/06/16	10,147
USD	2,373,486	EUR	2,094,000	Morgan Stanley & Co. International PLC	7/06/16	49,137
USD	2,554,228	EUR	2,280,000	Morgan Stanley & Co. International PLC	7/06/16	23,418
USD	3,095,193	EUR	2,750,000	Morgan Stanley & Co. International PLC	7/06/16	42,681
USD	6,017,035	EUR	5,325,000	Morgan Stanley & Co. International PLC	7/06/16	106,261
USD	8,818,224	EUR	7,800,000	Morgan Stanley & Co. International PLC	7/06/16	160,188
USD	9,420,028	EUR	8,437,000	Morgan Stanley & Co. International PLC	7/06/16	54,919
USD	451,453	EUR	405,000	State Street Bank and Trust Co.	7/06/16	1,901
USD	1,757,931	EUR	1,555,000	State Street Bank and Trust Co.	7/06/16	31,874
USD	2,691,857	EUR	2,385,000	State Street Bank and Trust Co.	7/06/16	44,496
USD	16,132,064	EUR	14,239,000	State Street Bank and Trust Co.	7/06/16	326,709
USD	242,085,275	GBP	165,302,000	Barclays Bank PLC	7/06/16	22,014,210
USD	2,425,784	GBP	1,678,000	Citibank N.A.	7/06/16	191,817
USD	12,147,916	GBP	8,870,000	Morgan Stanley & Co. International PLC	7/15/16	338,100
USD	11,094,831	AUD	14,898,000	Standard Chartered Bank	8/03/16	834
USD	141,811,147	CAD	184,150,000	TD Securities, Inc.	8/03/16	311,101
USD	813,337,422	EUR	732,011,000	Morgan Stanley & Co. International PLC	8/03/16	2,190,885
USD	192,942,195	GBP	143,281,000	Royal Bank of Scotland PLC	8/03/16	6,222,307
Total						$34,608,598

BLACKROCK FUNDS II	JUNE 30, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
S&P 500 Index	Put	Down-and-Out	Deutsche Bank AG	7/15/16	USD	2,040	USD	1,875	88,362	$ 488,674
S&P 500 Index	Put	Down-and-Out	Deutsche Bank AG	7/15/16	USD	2,050	USD	1,900	86,240	502,335
S&P 500 Index	Put	Down-and-Out	Deutsche Bank AG	7/15/16	USD	2,025	USD	1,850	86,240	421,135
Total										$1,412,144

OTC Options Purchased
Description	Put/Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	107	$1

Centrally Cleared Credit Default Swaps - Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
iTraxx Europe Crossover Series 25 Version 1	5.00%	6/20/21	EUR 25,240	$(275,433)

Centrally Cleared Credit Default Swaps - Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	B+	USD 764,427	$6,852,308

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps - Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Dell, Inc.	1.00%	Barclays Bank PLC	6/20/21	USD	3,190	$ 461,979	$ 541,874	$ (79,895)
Dell, Inc.	1.00%	Citibank N.A.	6/20/21	USD	14,528	2,103,988	2,538,927	(434,939)
Dell, Inc.	1.00%	Citibank N.A.	6/20/21	USD	2,552	369,617	433,539	(63,922)
Dell, Inc.	1.00%	Morgan Stanley & Co. International PLC	6/20/21	USD	3,420	495,288	564,002	(68,714)
Total						$3,430,872	$4,078,342	$(647,470)

22	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

OTC Credit Default Swaps - Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc.	5.00%	BNP Paribas S.A.	9/20/16	Not Rated	USD	2,000	$ 20,205	$ (9,760)	$ 29,965
Charter Communication, Inc.	8.00%	Deutsche Bank AG	9/20/17	Not Rated	USD	16,770	1,585,233	(495)	1,585,728
CNH Industrial NV	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	1,489	144,281	155,026	(10,745)
CNH Industrial NV	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	591	56,909	58,427	(1,518)
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	674	28,090	54,485	(26,395)
Wind Acquisition Finance SA	5.00%	JPMorgan Chase Bank N.A.	6/20/21	B	EUR	1,390	40,118	46,063	(5,945)
Total							$1,874,836	$303,746	$1,571,090

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
iShares iBoxx USD High Yield Corporate Bond ETF	1-month LIBOR[1]	Goldman Sachs International	7/22/16	USD	1,848	$ 355,898	—	$ 355,898
iShares iBoxx USD High Yield Corporate Bond ETF	1-month LIBOR[1]	Goldman Sachs International	7/25/16	USD	924	915,923	—	915,923
iShares iBoxx USD High Yield Corporate Bond ETF	1-month LIBOR[1]	Morgan Stanley & Co. International PLC	7/25/16	USD	924	875,693	—	875,693
iShares iBoxx USD High Yield Corporate Bond ETF	1-month LIBOR[1]	Morgan Stanley & Co. International PLC	7/29/16	USD	925	501,350	—	501,350
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Citibank N.A.	9/20/16	USD	17,200	645,112	$ (6,553)	651,665
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	9/20/16	USD	18,400	322,152	(10,515)	332,667
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	9/20/16	USD	47,700	1,201,711	(23,954)	1,225,665
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	9/20/16	USD	40,000	(236,452)	(2,874)	(233,578)
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	9/20/16	USD	50,000	935,414	(46,755)	982,169
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	9/20/16	USD	34,500	999,388	(14,338)	1,013,726
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	9/20/16	USD	17,200	672,433	(5,063)	677,496
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	12/20/16	USD	35,000	641,415	(32,729)	674,144
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	12/20/16	USD	29,000	746,648	(25,611)	772,259
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	12/20/16	USD	96,000	1,678,704	(98,082)	1,776,786
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	12/20/16	USD	34,500	604,036	(35,248)	639,284
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	12/20/16	USD	34,500	3,624	(47,197)	50,821
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	3/20/17	USD	74,400	184,449	(1,336)	185,785

BLACKROCK FUNDS II	JUNE 30, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)	Value	Premiums Received	Unrealized Appreciation (Depreciation)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[2]	Morgan Stanley & Co. International PLC	3/30/17	8,579[3]	$(1,083,664)	—	$(1,083,664)
Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[2]	Morgan Stanley & Co. International PLC	3/30/17	8,579[3]	(4,986,492)	—	(4,986,492)
Total					$ 4,977,342	$(350,255)	$ 5,327,597

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the floating rate.

[3]	Contract amount shown.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

24	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$323,408,804	$103,918,776	$427,327,580
Common Stocks	$233,756,255	195,788,000	23,654,846	453,199,101
Corporate Bonds	—	13,691,900,320	33,704,901	13,725,605,221
Floating Rate Loan Interests	—	967,706,851	22,150,922	989,857,773
Foreign Agency Obligations	—	27,651,521	—	27,651,521
Investment Companies	20,566,920	13,387,500	—	33,954,420
Non-Agency Mortgage-Backed Securities	—	43,457,000	—	43,457,000
Other Interests	—	1,603,563	23,997,402	25,600,965
Preferred Securities	60,405,995	509,552,941	113,842,559	683,801,495
Warrants	182,842	—	18,267	201,109
Short-Term Securities	233,009,773	17,303,800	—	250,313,573
Options Purchased:
Equity contracts	—	1,412,145	—	1,412,145

Subtotal	$547,921,785	$15,793,172,445	$321,287,673	$16,662,381,903

Investments Valued at NAV[1]:				2,742,575

Total investments				$16,665,124,478

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$8,468,001	—	$8,468,001
Foreign currency exchange contracts	—	36,871,799	—	36,871,799
Interest rate contracts	—	11,631,331	—	11,631,331
Liabilities:
Credit contracts	—	(967,506)	—	(967,506)
Equity contracts	$(16,379,738)	—	—	(16,379,738)
Foreign currency exchange contracts	—	(2,263,201)	—	(2,263,201)
Interest rate contracts	—	(6,303,734)	—	(6,303,734)

Total	$(16,379,738)	$47,436,690	—	$31,056,952

[1]	As of June 30, 2016, certain of the Fund’s investments were fair valued using NAV per share or its equivalent and have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$190,004,491	—	—	$190,004,491
Foreign currency at value	7,337,950	—	—	7,337,950
Cash pledged:
Collateral - OTC derivatives	1,870,000	—	—	1,870,000
Futures contracts	32,882,950	—	—	32,882,950
Centrally cleared swaps	41,144,000	—	—	41,144,000
Liabilities:
Cash received:
Collateral - OTC derivatives	—	$(9,780,000)	—	(9,780,000)
Collateral - reverse repurchase agreements	—	(250,000)	—	(250,000)
Collateral on securities loaned at value	—	(17,303,800)	—	(17,303,800)
Reverse repurchase agreements	—	(666,652,640)	—	(666,652,640)

Total	$273,239,391	$(693,986,440)	—	$(420,747,049)

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS II	JUNE 30, 2016	25

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of September 30, 2015[1]	$183,049,020	$7,535,003	$182,537,628	$62,148,325	$19,000,530	$27,378,140	$140,041,273	$969,420	$622,659,339
Transfers into Level 3	—	—	—	—	—	4,000	—	—	4,000
Transfers out of Level 3	(78,950,309)	—	(146,859,515)	—	—	—	—	(589,987)	(226,399,811)
Other[2]	—	10,732,684	—	—		—	(10,732,684)	—	—
Accrued discounts/premiums	241,875	—	—	355,800	24,151	—	—	—	621,826
Net realized gain (loss)	(1,933,777)	(6,548,091)	—	(424,544)	(473,623)	(2,550)	(4,802,999)	(14)	(14,185,598)
Net change in unrealized appreciation (depreciation)[3]	(3,281,891)	11,837,004	(298,200)	748,599	110,042	(3,382,188)	(862,009)	(361,152)	4,510,205
Purchases	31,752,271	98,247	—	7,338,250	—	—	—	—	39,188,768
Sales	(26,958,413)	(1)	(1,675,012)	(48,015,508)	(18,661,100)	—	(9,801,022)	—	(105,111,056)

Closing Balance, as of June 30, 2016	$103,918,776	$23,654,846	$33,704,901	$22,150,922	—	$23,997,402	$113,842,559	$18,267	$321,287,673

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[3]	$(3,386,502)	$(11,837,004)	$(298,200)	$(225,367)	—	$(3,382,188)	$(862,009)	$(169,884)	$(20,161,154)

[1]

The opening balance of Preferred Securities has been restated to exclude certain investments amounting to $ 3,032,935 that were fair valued using NAV per share that have been excluded from the fair value hierarchy.

[2]	Certain level 3 investments were re-classified between Preferred Stocks and Common Stocks.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

26	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Germany — 3.1%
Deutsche Bundesrepublik Inflation Linked Bonds:
1.75%, 4/15/20	EUR	62,200	$83,521,328
0.10%, 4/15/23		495	612,424

			84,133,752
Greece — 0.0%
Hellenic Republic, 0.00%, 10/15/42 (a)		4,550	14,137
Italy — 3.1%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.60%, 9/15/23		2,205	3,268,004
2.35%, 9/15/24		51,740	66,293,550
1.25%, 9/15/32		5,287	6,162,877
2.55%, 9/15/41		3,830	5,957,079

			81,681,510
Japan — 2.3%
Government of Japan Inflation Linked Bond:
0.10%, 9/10/24	JPY	4,083,400	42,237,751
0.10%, 3/10/25		1,578,500	16,351,633
0.10%, 3/10/26		279,500	2,906,045

			61,495,429
New Zealand — 1.3%
New Zealand Government Bonds:
3.00%, 9/20/30	NZD	39,467	33,777,171
2.50%, 9/20/35		970	787,517

			34,564,688
Total Foreign Government Obligations — 9.8%			261,889,516

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.6%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.80%, 3/25/35 (a)(b)	USD	9,774	8,245,481
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.73%, 5/25/37 (a)		10,105	7,616,583

			15,862,064
Commercial Mortgage-Backed Securities — 0.4%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 (a)		10,467	10,724,357
Total Non-Agency Mortgage-Backed Securities — 1.0%			26,586,421

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.41%, 6/01/34 (a)	USD	73	77,267

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27	USD	195,443	$236,102,126
2.00%, 1/15/26		69,865	82,190,084
1.75%, 1/15/28		99,893	116,782,990
3.63%, 4/15/28		77,800	107,639,616
2.50%, 1/15/29		82,275	104,245,126
3.88%, 4/15/29		76,998	110,901,818
3.38%, 4/15/32		12,808	18,757,211
2.13%, 2/15/40-2/15/41		117,723	154,753,574
0.75%, 2/15/42-2/15/45		71,215	71,382,417
0.63%, 2/15/43		46,240	45,006,142
1.38%, 2/15/44		57,919	66,955,109
1.00%, 2/15/46 (c)		33,191	35,832,717
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/17-4/15/21 (c)		187,741	190,267,921
2.63%, 7/15/17		817	850,571
1.63%, 1/15/18		725	752,534
0.13%, 4/15/18-7/15/24		716,967	729,785,149
1.38%, 7/15/18-1/15/20		69,938	74,112,814
1.25%, 7/15/20		70,862	76,144,912
1.13%, 1/15/21		132,597	141,819,595
0.63%, 7/15/21-1/15/26		75,995	80,018,096
0.38%, 7/15/23		9,385	9,703,764
0.63%, 1/15/24 (c)		125,230	131,105,441
0.25%, 1/15/25		71,796	72,889,588
Total U.S. Treasury Obligations — 99.8%			2,657,999,315
Total Long-Term Investments (Cost — $2,768,235,602) — 110.6%			2,946,552,519

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)(e)		21,038,622	21,038,622
Total Short-Term Securities (Cost — $21,038,622) — 0.8%			21,038,622

Options Purchased
(Cost — $21,259,186) — 0.6%			15,926,217
Total Investments Before Options Written (Cost — $2,810,533,410*) — 112.0%			2,983,517,358

Options Written
(Premiums Received — $10,677,994) — (0.3)%			(7,583,683)
Total Investments Net of Options Written — 111.7%			2,975,933,675
Liabilities in Excess of Other Assets — (11.7)%			(311,888,921)

Net Assets — 100.0%			$2,664,044,754

BLACKROCK FUNDS II	JUNE 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,815,991,056

Gross unrealized appreciation	$278,905,719
Gross unrealized depreciation	(111,379,417)

Net unrealized appreciation	$167,526,302

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	During the period ended June 30, 2016, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,894,157	19,144,465	21,038,622	$21,038,622	$50,807	$903

(e)	Current yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Morgan Stanley & Co. LLC	0.44%	1/13/16	Open	$121,950,000	$122,203,385	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.19%	6/09/16	Open	12,855,000	12,856,493	U.S. Treasury Obligations	Open/Demand[1]
RBC Capital Markets, LLC	0.53%	6/14/16	Open	95,400,000	95,423,877	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate and Investment Bank S.A.	0.80%	6/27/16	Open	79,502,500	79,509,567	U.S. Treasury Obligations	Open/Demand[1]
Total				$309,707,500	$309,993,322

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(618)	Euro-Bobl	September 2016	USD 91,626,679	$ (733,682)
(677)	Euro-BTP Italian Government Bond	September 2016	USD 107,143,458	(1,033,083)
(146)	Euro-Bund	September 2016	USD 27,077,483	(262,387)
16	Euro-Buxl	September 2016	USD 3,483,032	246,086
(47)	Japanese Government Bonds (10 Year)	September 2016	USD 69,599,961	(255,036)
(783)	U.S. Treasury Bonds (30 Year)	September 2016	USD 134,945,156	(6,337,027)
(641)	U.S. Treasury Notes (2 Year)	September 2016	USD 140,589,329	(290,233)
2,036	U.S. Treasury Notes (5 Year)	September 2016	USD 248,726,032	1,782,838
797	U.S. Treasury Notes (10 Year)	September 2016	USD 105,988,547	603,425
50	U.S. Ultra Treasury Bonds	September 2016	USD 9,318,750	362,419
(309)	U.S. Ultra Treasury Notes (10 Year)	September 2016	USD 45,012,609	(1,397,150)
Total				$(7,313,830)

2	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,067,500	NOK	31,252,043	Citibank N.A.	7/01/16	$44,834
AUD	5,067,500	NOK	31,271,659	Morgan Stanley & Co. International PLC	7/01/16	42,490
NOK	27,468,024	AUD	4,579,948	Citibank N.A.	7/01/16	(133,391)
NOK	31,849,939	AUD	5,195,000	HSBC Bank PLC	7/01/16	(68,476)
NOK	6,997,301	AUD	1,165,052	UBS AG	7/01/16	(32,742)
EUR	10,600,000	USD	11,949,476	Commonwealth Bank of Australia	7/06/16	(183,428)
EUR	5,601,000	USD	6,251,791	Morgan Stanley & Co. International PLC	7/06/16	(34,656)
GBP	3,143,000	USD	4,538,054	Morgan Stanley & Co. International PLC	7/06/16	(353,692)
USD	186,932,794	EUR	167,402,000	Barclays Bank PLC	7/06/16	1,115,811
USD	504,472	EUR	444,000	Citibank N.A.	7/06/16	11,630
USD	73,690	EUR	66,000	Morgan Stanley & Co. International PLC	7/06/16	430
USD	135,553	EUR	121,000	Morgan Stanley & Co. International PLC	7/06/16	1,243
USD	15,179,290	JPY	1,685,986,500	Bank of America N.A.	7/06/16	(1,150,578)
USD	45,724	JPY	4,900,000	Goldman Sachs International	7/06/16	(1,736)
USD	15,186,058	JPY	1,685,986,500	Morgan Stanley & Co. International PLC	7/06/16	(1,143,810)
USD	30,412,968	JPY	3,371,973,000	UBS AG	7/06/16	(2,246,767)
USD	28,687,243	NZD	42,545,000	Standard Chartered Bank	7/06/16	(1,680,191)
AUD	5,184,369	GBP	2,910,000	Bank of America N.A.	7/15/16	(10,172)
AUD	8,401,279	GBP	4,585,000	Morgan Stanley & Co. International PLC	7/15/16	157,481
CHF	6,427,226	USD	6,685,000	Deutsche Bank AG	7/15/16	(96,592)
EUR	3,525,000	GBP	2,799,329	Deutsche Bank AG	7/15/16	186,967
EUR	7,065,000	GBP	5,618,273	HSBC Bank PLC	7/15/16	364,475
GBP	2,910,000	AUD	5,239,921	Deutsche Bank AG	7/15/16	(31,235)
GBP	1,107,500	AUD	2,022,285	Morgan Stanley & Co. International PLC	7/15/16	(32,798)
GBP	2,716,451	EUR	3,543,150	Barclays Bank PLC	7/15/16	(317,467)
GBP	2,802,277	EUR	3,541,850	Deutsche Bank AG	7/15/16	(201,753)
GBP	2,805,128	EUR	3,525,000	Deutsche Bank AG	7/15/16	(179,246)
GBP	2,910,000	JPY	400,843,770	Deutsche Bank AG	7/15/16	(9,055)
GBP	2,910,000	JPY	400,608,060	HSBC Bank PLC	7/15/16	(6,772)
GBP	4,980,000	JPY	687,179,841	Standard Chartered Bank	7/15/16	(27,121)
GBP	2,237,500	USD	3,040,874	Bank of America N.A.	7/15/16	(61,792)
GBP	2,237,500	USD	3,259,031	Bank of America N.A.	7/15/16	(279,948)
GBP	4,015,000	USD	5,501,755	Bank of America N.A.	7/15/16	(156,049)
GBP	2,334,022	USD	3,305,079	Barclays Bank PLC	7/15/16	(197,484)
GBP	2,910,000	USD	3,914,825	Citibank N.A.	7/15/16	(40,353)
GBP	4,475,000	USD	6,613,137	Deutsche Bank AG	7/15/16	(654,972)
GBP	5,975,000	USD	8,012,774	Deutsche Bank AG	7/15/16	(57,459)
GBP	6,045,000	USD	8,049,401	Deutsche Bank AG	7/15/16	(886)
GBP	6,465,000	USD	9,477,548	Deutsche Bank AG	7/15/16	(869,830)
GBP	2,237,873	USD	3,074,641	HSBC Bank PLC	7/15/16	(95,062)
GBP	2,237,127	USD	3,118,190	Morgan Stanley & Co. International PLC	7/15/16	(139,604)
GBP	2,330,978	USD	3,320,840	Morgan Stanley & Co. International PLC	7/15/16	(217,298)
GBP	2,660,000	USD	3,642,785	Morgan Stanley & Co. International PLC	7/15/16	(101,172)
GBP	2,785,000	USD	3,949,424	Morgan Stanley & Co. International PLC	7/15/16	(241,382)
JPY	393,015,288	GBP	2,910,000	Deutsche Bank AG	7/15/16	(66,790)
JPY	688,778,820	GBP	4,980,000	HSBC Bank PLC	7/15/16	42,612
JPY	687,738,498	GBP	4,980,000	Morgan Stanley & Co. International PLC	7/15/16	32,534

BLACKROCK FUNDS II	JUNE 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	390,130,430	GBP	2,910,000	Standard Chartered Bank	7/15/16	$(94,740)
JPY	505,639,876	USD	4,769,234	Bank of America N.A.	7/15/16	129,598
NZD	9,485,000	USD	6,694,798	Deutsche Bank AG	7/15/16	72,087
SEK	57,402,067	CHF	6,690,000	HSBC Bank PLC	7/15/16	(68,713)
USD	1,923,372	GBP	1,455,524	Bank of America N.A.	7/15/16	(14,562)
USD	1,926,379	GBP	1,454,476	Bank of America N.A.	7/15/16	(10,159)
USD	3,332,404	GBP	2,331,815	Barclays Bank PLC	7/15/16	227,747
USD	6,293,806	GBP	4,475,000	BNP Paribas S.A.	7/15/16	335,641
USD	3,055,283	GBP	2,235,000	Deutsche Bank AG	7/15/16	79,529
USD	3,201,657	GBP	2,237,500	Deutsche Bank AG	7/15/16	222,574
USD	3,622,998	GBP	2,680,000	Deutsche Bank AG	7/15/16	54,756
USD	3,855,808	GBP	2,910,000	Deutsche Bank AG	7/15/16	(18,663)
USD	3,906,617	GBP	2,910,000	Deutsche Bank AG	7/15/16	32,145
USD	4,758,078	GBP	3,232,500	Deutsche Bank AG	7/15/16	454,220
USD	4,760,438	GBP	3,232,500	Deutsche Bank AG	7/15/16	456,579
USD	3,318,909	GBP	2,333,185	Goldman Sachs International	7/15/16	212,428
USD	3,334,645	GBP	2,237,500	Goldman Sachs International	7/15/16	355,562
USD	3,094,927	GBP	2,237,873	HSBC Bank PLC	7/15/16	115,348
USD	3,285,475	GBP	2,281,396	Royal Bank of Scotland PLC	7/15/16	247,948
USD	3,291,860	GBP	2,278,604	Royal Bank of Scotland PLC	7/15/16	258,051
USD	4,025,683	GBP	3,021,188	Standard Chartered Bank	7/15/16	3,172
USD	4,049,050	GBP	3,023,812	Standard Chartered Bank	7/15/16	23,044
USD	4,769,234	JPY	488,238,373	Citibank N.A.	7/15/16	38,994
USD	2,701,376	NZD	3,830,000	Deutsche Bank AG	7/15/16	(31,062)
USD	6,541,687	NZD	9,365,000	HSBC Bank PLC	7/15/16	(139,586)
USD	6,635,000	SEK	55,041,951	BNP Paribas S.A.	7/15/16	125,078
GBP	1,117,500	JPY	152,069,400	Bank of America N.A.	7/19/16	14,439
GBP	1,117,500	JPY	152,684,025	Bank of America N.A.	7/19/16	8,483
GBP	2,235,000	JPY	340,949,250	Bank of America N.A.	7/19/16	(327,801)
GBP	4,470,000	JPY	691,344,057	Bank of America N.A.	7/19/16	(747,127)
GBP	4,590,000	JPY	721,981,755	Bank of America N.A.	7/19/16	(884,215)
GBP	2,285,000	JPY	363,243,753	Citibank N.A.	7/19/16	(477,252)
GBP	7,760,000	JPY	1,066,993,016	Citibank N.A.	7/19/16	(6,441)
GBP	2,285,000	JPY	365,675,610	Goldman Sachs International	7/19/16	(500,816)
GBP	1,772,500	JPY	247,833,236	HSBC Bank PLC	7/19/16	(41,355)
GBP	1,772,500	JPY	247,285,569	Morgan Stanley & Co. International PLC	7/19/16	(36,048)
JPY	715,064,670	GBP	4,590,000	Barclays Bank PLC	7/19/16	817,192
JPY	351,016,137	GBP	2,235,000	BNP Paribas S.A.	7/19/16	425,345
JPY	284,750,280	GBP	1,800,000	Citibank N.A.	7/19/16	362,450
JPY	332,053,972	GBP	2,235,000	Deutsche Bank AG	7/19/16	241,610
JPY	433,885,782	GBP	2,690,000	Deutsche Bank AG	7/19/16	622,495
JPY	417,130,950	GBP	2,785,000	HSBC Bank PLC	7/19/16	333,657
JPY	311,984,365	GBP	2,235,000	Morgan Stanley & Co. International PLC	7/19/16	47,144
JPY	528,465,932	GBP	3,880,000	Morgan Stanley & Co. International PLC	7/19/16	(45,523)
JPY	319,229,073	GBP	2,235,000	Standard Chartered Bank	7/19/16	117,342
JPY	725,139,795	GBP	4,530,000	Standard Chartered Bank	7/19/16	994,704
AUD	7,305,000	USD	5,277,753	Morgan Stanley & Co. International PLC	7/22/16	165,760
AUD	8,815,000	USD	6,469,874	Morgan Stanley & Co. International PLC	7/22/16	98,855

4	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,015,000	USD	6,669,566	Morgan Stanley & Co. International PLC	7/22/16	$ 48,199
USD	6,516,621	AUD	8,815,000	Bank of America N.A.	7/22/16	(52,108)
USD	6,636,919	AUD	8,930,000	Bank of America N.A.	7/22/16	(17,506)
USD	6,638,741	AUD	8,930,000	Bank of America N.A.	7/22/16	(15,684)
USD	6,612,681	AUD	8,945,000	Deutsche Bank AG	7/22/16	(52,921)
USD	5,079,671	AUD	7,120,000	Westpac Banking Corp.	7/22/16	(225,984)
EUR	5,780,000	USD	6,437,995	Deutsche Bank AG	8/02/16	(15,688)
EUR	5,835,000	USD	6,660,776	Deutsche Bank AG	8/02/16	(177,357)
USD	6,643,749	EUR	5,845,000	Deutsche Bank AG	8/02/16	149,218
USD	6,602,352	EUR	5,825,000	Goldman Sachs International	8/02/16	130,045
GBP	3,179,000	USD	4,280,841	Royal Bank of Scotland PLC	8/03/16	(47,492)
USD	166,325	EUR	150,000	Morgan Stanley & Co. International PLC	8/03/16	(350)
USD	222,220	EUR	200,000	Morgan Stanley & Co. International PLC	8/03/16	(13)
USD	168,649,425	EUR	151,786,000	Morgan Stanley & Co. International PLC	8/03/16	(9,970)
USD	31,804,191	JPY	3,264,891,000	Bank of America N.A.	8/03/16	153,604
USD	30,044,459	NZD	42,235,000	Standard Chartered Bank	8/03/16	(56,793)
EUR	3,600,000	JPY	410,016,096	Morgan Stanley & Co. International PLC	9/26/16	25,213
JPY	408,368,603	EUR	3,590,000	HSBC Bank PLC	9/26/16	(30,083)
Total						$(5,067,008)

Inflation Rate Caps Purchased

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
US CPI Urban Consumers NAS (CPURNSA)	Upfront premium and payment at expiration	Maximum of CPURNSA for November 2016 divided by CPURNSA for November 2015 minus 2.00% or $0	Deutsche Bank AG	11/06/16	USD	88,220	$1,654	$27,768	$(26,114)
US CPI Urban Consumers NAS (CPURNSA)	Upfront premium and payment at expiration	Maximum of CPURNSA for November 2016 divided by CPURNSA for November 2015 minus 2.00% or $0	Deutsche Bank AG	11/10/16	USD	35,125	1,074	13,935	(12,861)
Total							$2,728	$41,703	$(38,975)

Inflation Rate Caps Written
Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	$(5,975)	$(1,014,650)	$1,008,675

BLACKROCK FUNDS II	JUNE 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

       Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year)	Call	8/26/16	USD	133.50	1,277	$1,097,422
Euro Dollar 90-Day	Put	9/16/16	USD	98.75	2,750	51,563
Euro Dollar 90-Day	Put	9/16/16	USD	98.25	2,750	17,187
Total						$1,166,172

       OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
GBP Currency	Call	Barclays Bank PLC	7/14/16	JPY	166.00	GBP	18,350	$2
AUD Currency	Call	JPMorgan Chase Bank N.A.	7/20/16	USD	0.75	AUD	36,110	230,100
EUR Currency	Call	Deutsche Bank AG	7/29/16	USD	1.14	EUR	23,585	68,818
USD Currency	Call	HSBC Bank USA N.A.	8/05/16	JPY	110.00	USD	53,030	49,822
USD Currency	Call	Barclays Bank PLC	11/03/16	MXN	18.29	USD	52,070	2,240,858
USD Currency	Call	Barclays Bank PLC	11/03/16	CAD	1.32	USD	52,070	905,732
USD Currency	Call	Barclays Bank PLC	11/03/16	MXN	19.87	USD	52,070	722,846
USD Currency	Call	Barclays Bank PLC	11/03/16	CAD	1.42	USD	52,070	155,793
EUR Currency	Put	BNP Paribas S.A.	7/08/16	USD	1.11	EUR	46,390	193,035
AUD Currency	Put	JPMorgan Chase Bank N.A.	7/20/16	USD	0.70	AUD	36,110	15,141
EUR Currency	Put	Deutsche Bank AG	7/29/16	USD	1.09	EUR	23,585	137,911
CHF Currency	Put	Deutsche Bank AG	8/02/16	NOK	7.72	CHF	60,705	914
USD Currency	Put	HSBC Bank USA N.A.	8/05/16	JPY	97.00	USD	26,515	94,436
GBP Currency	Put	Deutsche Bank AG	8/29/16	USD	1.31	GBP	19,895	400,512
GBP Currency	Put	Deutsche Bank AG	8/29/16	USD	1.20	GBP	19,895	52,468
EUR Currency	Put	Deutsche Bank AG	9/22/16	JPY	113.00	EUR	23,765	600,320
EUR Currency	Put	BNP Paribas S.A.	11/03/16	USD	1.09	EUR	45,855	698,695
EUR Currency	Put	BNP Paribas S.A.	11/03/16	USD	1.02	EUR	45,855	184,616
Total								$6,752,019

      OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Deutsche Bank AG	Call	2.68%	Receive	3-month LIBOR	1/12/21	USD	19,600	$4,457,302
30-Year Interest Rate Swap	Barclays Bank PLC	Put	4.00%	Pay	3-month LIBOR	11/21/17	USD	16,600	32,009
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.68%	Pay	3-month LIBOR	1/12/21	USD	19,600	1,592,902
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	6-month EURIBOR	6/08/22	EUR	43,500	1,925,813
Total									$8,008,026

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Put	9/16/16	USD	98.50	5,501	$(34,381)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	HSBC Bank USA N.A.	8/02/16	USD	1.14	EUR	23,585	$(81,086)
USD Currency	Call	Barclays Bank PLC	11/03/16	CAD	1.37	USD	104,140	(800,347)
USD Currency	Call	Barclays Bank PLC	11/03/16	MXN	19.00	USD	104,140	(2,708,015)

6	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Put	HSBC Bank USA N.A.	8/02/16	USD	1.09	EUR	23,585	$(154,071)
USD Currency	Put	HSBC Bank USA N.A.	8/05/16	JPY	99.00	USD	26,515	(170,794)
GBP Currency	Put	Deutsche Bank AG	8/29/16	USD	1.25	GBP	39,790	(259,609)
EUR Currency	Put	Deutsche Bank AG	9/22/16	JPY	104.50	EUR	11,885	(80,450)
EUR Currency	Put	Deutsche Bank AG	9/22/16	JPY	108.00	EUR	23,765	(276,129)
EUR Currency	Put	BNP Paribas S.A.	11/03/16	USD	1.06	EUR	91,710	(746,931)
Total								$(5,277,432)

       OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-month LIBOR	6/07/18	USD	219,600	$(1,398,204)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.10%	Receive	3-month LIBOR	1/12/17	USD	124,200	(68,706)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	6/07/18	USD	219,600	(497,871)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	6-month EURIBOR	6/08/22	EUR	43,500	(307,089)
Total									$(2,271,870)

       Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.32%[1]	3-month LIBOR	10/05/16[2]	11/30/20	USD	134,760	$(2,022,986)
1.51%[1]	3-month LIBOR	N/A	1/14/21	USD	44,700	(1,381,623)
2.16%[1]	3-month LIBOR	9/30/16[2]	11/15/41	USD	10,920	(776,143)
Total						$(4,180,752)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	0.76%[1]	Deutsche Bank AG	1/18/21	EUR	40,202	$(385,449)	—	$(385,449)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	1.18%[2]	Deutsche Bank AG	1/18/26	EUR	40,202	1,317,313	—	1,317,313
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.68%[3]	Deutsche Bank AG	2/15/41	USD	15,000	(847,262)	$153,177	(1,000,439)
Total						$84,602	$153,177	$(68,575)

[1]	Fund pays the fixed rate and receives the total return of the reference entity. Net payment made at termination.

[2]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

[3]	Fund pays the total return of the reference entity and receives the floating rate.

BLACKROCK FUNDS II	JUNE 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$261,889,516	—	$261,889,516
Non-Agency Mortgage-Backed Securities	—	26,586,421	—	26,586,421
U.S. Government Sponsored Agency Securities	—	77,267	—	77,267
U.S. Treasury Obligations	—	2,657,999,315	—	2,657,999,315
Short-Term Securities	$21,038,622	—	—	21,038,622
Options Purchased:
Foreign currency exchange contracts	—	6,752,019	—	6,752,019
Interest rate contracts	1,166,172	8,008,026	—	9,174,198

Total	$22,204,794	$2,961,312,564	—	$2,983,517,358

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$10,200,763	—	$10,200,763
Interest rate contracts	$2,994,768	—	—	2,994,768
Other contracts	—	2,325,988	—	2,325,988
Liabilities:
Foreign currency exchange contracts	—	(20,545,203)	—	(20,545,203)
Interest rate contracts	(10,342,979)	(6,452,622)	—	(16,795,601)
Other contracts	—	(1,424,863)	—	(1,424,863)

Total	$(7,348,211)	$(15,895,937)	—	$(23,244,148)

[1]

Derivative financial instruments are swaps, futures contracts, inflation indexed caps, forward foreign currency exchange contracts and options written. Swaps, futures contracts, inflation indexed caps, forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

8	BLACKROCK FUNDS II	JUNE 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or fair value, including accrued interest for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$204,054	—	—	$204,054
Foreign currency at value	3,527,231	—	—	3,527,231
Cash pledged:
Futures contracts	5,115,820	—	—	5,115,820
Centrally cleared swaps	1,201,400	—	—	1,201,400
Liabilities:
Reverse repurchase agreements	—	$(309,993,322)	—	(309,993,322)
Cash received:
Collateral — OTC derivatives	—	(6,040,000)	—	(6,040,000)
Collateral — reverse repurchase agreements	—	(6,778,000)	—	(6,778,000)

Total	$10,048,505	$(322,811,322)	—	$(312,762,817)

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2016	9

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Scholar Funding Trust, Series 2011-A, Class A, 1.53%, 10/28/43 (a)(b)	USD	223	$212,123
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.85%, 6/15/21 (b)		94	93,460
Total Asset-Backed Securities — 0.3%			305,583

Corporate Bonds
Aerospace & Defense — 1.2%
L-3 Communications Corp.:
3.95%, 11/15/16		2	2,021
1.50%, 5/28/17		159	159,139
Lockheed Martin Corp.:
3.10%, 1/15/23		25	26,350
3.55%, 1/15/26		35	38,019
4.07%, 12/15/42		225	239,531
4.70%, 5/15/46		25	29,469
Northrop Grumman Corp., 3.50%, 3/15/21		275	295,274
United Technologies Corp., 4.50%, 6/01/42		305	349,320

			1,139,123
Air Freight & Logistics — 0.3%
FedEx Corp.:
3.25%, 4/01/26		65	67,992
4.10%, 2/01/45		80	81,340
4.55%, 4/01/46		90	97,659

			246,991
Airlines — 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class A, 3.60%, 9/15/28 (a)		246	250,091
American Airlines Pass-Through Trust, Series 2013-1, Class A, 4.00%, 1/15/27		350	369,439
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		271	280,855
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		146	141,476
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 2/15/23		194	201,099
Series 2014-1, Class B, 4.75%, 10/11/23		159	160,013
Virgin Australia Trust, Series 2013-1B, 6.00%, 4/23/22 (a)		105	106,486

			1,509,459
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		50	50,215
4.88%, 3/15/19		137	133,918

			184,133
Automobiles — 0.7%
BMW U.S. Capital LLC, 2.00%, 4/11/21 (a)		220	222,853
General Motors Co., 3.50%, 10/02/18		416	428,303

			651,156
Banks — 9.2%
Bank of America Corp.:
6.50%, 8/01/16		300	301,152
5.42%, 3/15/17		500	514,048
6.00%, 9/01/17		970	1,019,768
3.95%, 4/21/25		225	229,128
4.45%, 3/03/26		750	784,452

Corporate Bonds		Par (000)	Value
Banks (continued)
Barclays PLC, 4.38%, 9/11/24	USD	275	$265,862
Citigroup, Inc.:
1.85%, 11/24/17		250	251,378
2.50%, 7/29/19		575	585,712
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22		313	323,699
HSBC Bank USA NA, 6.00%, 8/09/17		250	261,489
ING Bank NV:
1.80%, 3/16/18 (a)		255	256,446
2.05%, 8/17/18 (a)		200	202,782
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)		200	189,623
JPMorgan Chase & Co.:
6.13%, 6/27/17		600	627,546
1.63%, 5/15/18		425	426,661
5.63%, 8/16/43		250	291,884
4.95%, 6/01/45		80	87,838
Lloyds Bank PLC, 2.00%, 8/17/18		240	239,731
Royal Bank of Scotland Group PLC:
6.00%, 12/19/23		270	274,356
4.80%, 4/05/26		250	254,267
Santander Bank NA, 2.00%, 1/12/18		250	249,859
Santander Holdings USA, Inc., 2.12%, 11/24/17 (b)		225	224,969
Santander UK PLC, 5.00%, 11/07/23 (a)		200	205,300
U.S. Bancorp, 3.10%, 4/27/26		95	98,814
Wells Fargo & Co., 4.90%, 11/17/45		175	191,503
Wells Fargo Bank NA, 1.65%, 1/22/18		250	252,127

			8,610,394
Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/01/26		575	615,966
4.70%, 2/01/36		110	123,610
4.90%, 2/01/46		260	304,679
Molson Coors Brewing Co.:
2.10%, 7/15/21		85	85,258
3.00%, 7/15/26		65	64,936
4.20%, 7/15/46		50	50,214

			1,244,663
Biotechnology — 1.9%
AbbVie, Inc.:
2.85%, 5/14/23		125	126,699
3.20%, 5/14/26		205	207,660
4.40%, 11/06/42		240	244,552
4.70%, 5/15/45		272	287,654
Amgen, Inc.:
5.85%, 6/01/17		375	390,859
4.66%, 6/15/51 (a)		238	248,665
Biogen, Inc., 3.63%, 9/15/22		160	169,841
Gilead Sciences, Inc.:
4.50%, 2/01/45		6	6,540
4.75%, 3/01/46		115	130,767

			1,813,237
Capital Markets — 3.6%
Credit Suisse AG:
6.00%, 2/15/18		225	237,708
1.70%, 4/27/18		650	650,695

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.:
2.38%, 1/22/18	USD	375	$380,040
2.63%, 4/25/21		45	45,636
4.25%, 10/21/25		50	51,684
6.75%, 10/01/37		100	123,353
5.15%, 5/22/45		155	161,705
Morgan Stanley:
5.55%, 4/27/17		480	496,700
6.25%, 8/28/17		225	237,172
1.88%, 1/05/18		295	296,669
2.20%, 12/07/18		115	116,515
3.88%, 1/27/26		225	238,857
UBS Group Funding Jersey Ltd., 3.00%, 4/15/21 (a)		340	346,783

			3,383,517
Chemicals — 1.1%
CF Industries, Inc., 5.38%, 3/15/44		175	165,035
Eastman Chemical Co., 3.80%, 3/15/25		375	396,330
LYB International Finance BV, 4.88%, 3/15/44		100	105,735
LyondellBasell Industries NV, 5.00%, 4/15/19		300	324,715

			991,815
Commercial Services & Supplies — 1.1%
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,075	1,076,537
Communications Equipment — 0.4%
Cisco Systems, Inc., 2.20%, 2/28/21		175	180,358
Harris Corp.:
2.00%, 4/27/18		137	137,697
3.83%, 4/27/25		50	53,014

			371,069
Consumer Finance — 4.4%
Ally Financial, Inc.:
3.25%, 2/13/18		175	175,000
8.00%, 11/01/31		114	133,665
Capital One Financial Corp., 4.20%, 10/29/25		105	107,944
Capital One N.A.:
1.65%, 2/05/18		250	250,211
2.35%, 8/17/18		255	258,563
2.40%, 9/05/19		250	253,308
Discover Bank, 3.10%, 6/04/20		257	262,551
Discover Financial Services, 3.85%, 11/21/22		356	361,552
Ford Motor Credit Co. LLC:
1.68%, 9/08/17		225	225,496
2.94%, 1/08/19		380	391,076
2.02%, 5/03/19		240	242,042
General Motors Financial Co., Inc.:
2.40%, 4/10/18		200	201,571
2.08%, 5/09/19 (b)		225	225,558
3.45%, 4/10/22		114	113,920
Synchrony Financial, 2.03%, 11/09/17 (b)		675	675,262
Toyota Motor Credit Corp., 1.20%, 4/06/18		250	250,979

			4,128,698
Diversified Financial Services — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20		400	407,000
Berkshire Hathaway, Inc.:
2.20%, 3/15/21		25	25,790
2.75%, 3/15/23		125	129,154
General Electric Capital Corp., 5.88%, 1/14/38		125	169,059
Hyundai Capital America, 1.88%, 8/09/16 (a)		425	425,221

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Shell International Finance BV, 4.38%, 5/11/45	USD	150	$162,845

			1,319,069
Diversified Telecommunication Services — 2.2%
AT&T Inc.:
2.45%, 6/30/20		90	91,886
4.50%, 5/15/35		225	230,173
5.15%, 3/15/42		200	215,792
5.65%, 2/15/47		175	200,412
Verizon Communications, Inc.:
3.65%, 9/14/18		325	341,509
4.27%, 1/15/36		450	460,535
3.85%, 11/01/42		323	303,768
4.67%, 3/15/55		254	256,906

			2,100,981
Electric Utilities — 4.9%
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)		100	113,271
Duke Energy Carolinas LLC, 6.10%, 6/01/37		249	328,312
Duke Energy Corp., 3.95%, 10/15/23		175	189,596
Duke Energy Progress, Inc., 4.15%, 12/01/44		80	88,096
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		45	45,523
4.75%, 6/15/46 (a)		195	197,910
Entergy Corp., 4.00%, 7/15/22		325	348,753
Entergy Louisiana LLC, 4.05%, 9/01/23		200	222,817
Exelon Corp.:
2.85%, 6/15/20		65	67,052
3.40%, 4/15/26		355	371,020
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		249	272,603
Ohio Power Co., Series D, 6.60%, 3/01/33		229	293,107
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/17		200	208,851
7.25%, 1/15/33		30	42,669
7.50%, 9/01/38		100	145,818
PacifiCorp, 3.35%, 7/01/25		240	259,482
Puget Energy, Inc.:
6.00%, 9/01/21		175	203,671
5.63%, 7/15/22		275	313,970
Southern Co.:
2.95%, 7/01/23		435	450,921
3.25%, 7/01/26		235	244,100
Toledo Edison Co.:
7.25%, 5/01/20		54	62,843
6.15%, 5/15/37		40	49,171
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		90	96,224

			4,615,780
Food & Staples Retailing — 1.2%
CVS Health Corp., 5.13%, 7/20/45		233	289,054
CVS Pass-Through Trust, 8.35%, 7/10/31 (a)		169	220,669
Walgreens Boots Alliance, Inc.:
2.60%, 6/01/21		70	71,306
3.10%, 6/01/23		35	35,648
3.80%, 11/18/24		255	270,168
3.45%, 6/01/26		100	102,654
4.80%, 11/18/44		105	112,959

			1,102,458

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Corporate Bonds		Par (000)	Value
Food Products — 0.7%
Kraft Heinz Foods Co.:
3.00%, 6/01/26 (a)	USD	345	$347,821
4.38%, 6/01/46 (a)		255	269,668

			617,489
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp., 2.85%, 5/15/20		70	72,516
Medtronic, Inc.:
4.38%, 3/15/35		305	344,998
4.63%, 3/15/45		370	435,080
St. Jude Medical, Inc.:
3.88%, 9/15/25		40	42,607
4.75%, 4/15/43		23	24,560
Stryker Corp., 3.50%, 3/15/26		55	58,348

			978,109
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23		200	196,000
Aetna, Inc.:
1.70%, 6/07/18		175	176,404
1.90%, 6/07/19		120	121,559
2.40%, 6/15/21		80	81,623
2.80%, 6/15/23		740	755,913
Anthem, Inc.:
4.65%, 1/15/43		175	182,634
5.10%, 1/15/44		50	56,205
4.65%, 8/15/44		100	106,495
HCA, Inc., 3.75%, 3/15/19		350	362,250
UnitedHealth Group, Inc.:
2.88%, 3/15/23		50	52,053
3.10%, 3/15/26		60	62,560
4.38%, 3/15/42		65	72,152
4.25%, 3/15/43		85	93,102
4.75%, 7/15/45		155	186,729

			2,505,679
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
3.70%, 1/30/26		75	81,033
4.70%, 12/09/35		125	141,006

			222,039
Household Durables — 0.3%
Newell Brands, Inc.:
3.85%, 4/01/23		155	164,404
4.20%, 4/01/26		85	92,144

			256,548
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC, 5.60%, 6/15/42		134	140,106
Insurance — 1.0%
American International Group, Inc.:
3.30%, 3/01/21		110	113,642
3.90%, 4/01/26		380	391,602
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/23		40	41,758
3.75%, 3/14/26		200	210,931
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		163	221,428

			979,361
Internet & Catalog Retail — 0.3%
Amazon.com, Inc., 3.80%, 12/05/24		284	318,316

Corporate Bonds		Par (000)	Value
IT Services — 1.4%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	USD	325	$343,564
5.00%, 10/15/25		500	567,614
Total System Services, Inc., 3.80%, 4/01/21		95	100,584
Visa, Inc.:
2.80%, 12/14/22		115	121,324
3.15%, 12/14/25		155	165,712

			1,298,798
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		500	508,695
3.00%, 4/15/23		60	61,252

			569,947
Media — 3.9%
21st Century Fox America, Inc., 6.40%, 12/15/35		150	190,458
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (a)		485	507,040
4.46%, 7/23/22 (a)		210	225,695
4.91%, 7/23/25 (a)		820	896,508
6.38%, 10/23/35 (a)		34	40,262
6.48%, 10/23/45 (a)		126	150,447
6.83%, 10/23/55 (a)		37	43,994
Comcast Corp.:
6.95%, 8/15/37		99	142,397
4.60%, 8/15/45		125	143,921
Cox Communications, Inc., 6.95%, 6/01/38 (a)		211	220,892
Discovery Communications LLC:
3.25%, 4/01/23		310	305,246
4.88%, 4/01/43		250	225,537
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		175	176,129
NBCUniversal Media LLC, 4.45%, 1/15/43		130	145,539
Sky PLC, 3.75%, 9/16/24 (a)		200	207,789
Time Warner Cable, Inc., 4.50%, 9/15/42		37	34,464

			3,656,318
Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		121	145,386
7.13%, 7/15/28		100	126,943
Southern Copper Corp., 5.88%, 4/23/45		50	47,104

			319,433
Multi-Utilities — 0.8%
Dominion Resources, Inc., 2.96%, 7/01/19 (c)		110	111,984
Berkshire Hathaway Energy Co., 5.95%, 5/15/37		300	390,287
CMS Energy Corp., 3.00%, 5/15/26		45	45,972
Dominion Gas Holdings LLC, 4.60%, 12/15/44		125	130,103
Pacific Gas & Electric Co., 4.75%, 2/15/44		75	88,602

			766,948
Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp., 5.55%, 3/15/26		180	198,770
ConocoPhillips Co.:
2.88%, 11/15/21		217	220,807
3.35%, 11/15/24		28	28,844
4.95%, 3/15/26		280	317,498
Continental Resources, Inc., 5.00%, 9/15/22		100	97,750
Devon Energy Corp., 3.25%, 5/15/22		168	162,926
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		420	494,960

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Encana Corp., 6.50%, 5/15/19	USD	200	$212,000
Energy Transfer Partners LP:
9.00%, 4/15/19		150	167,678
6.50%, 2/01/42		100	105,006
Enterprise Products Operating LLC:
6.45%, 9/01/40		106	128,442
4.90%, 5/15/46		300	323,197
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17		300	306,971
6.50%, 4/01/20		304	335,224
6.38%, 3/01/41		257	267,963
Kinder Morgan, Inc., 2.00%, 12/01/17		25	24,866
Marathon Petroleum Corp.:
2.70%, 12/14/18		200	204,491
4.75%, 9/15/44		134	114,265
Noble Energy, Inc., 5.25%, 11/15/43		150	152,510
Phillips 66, 4.88%, 11/15/44		135	147,361
Pioneer Natural Resources Co.:
5.88%, 7/15/16		320	320,435
3.45%, 1/15/21		60	61,955
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		200	194,844
4.65%, 10/15/25		250	252,412
4.90%, 2/15/45		125	111,742
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		240	246,264
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24		155	153,838
5.63%, 3/01/25		120	119,550
Sabine Pass LNG LP, 7.50%, 11/30/16		200	203,800
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	9,635
TransCanada PipeLines Ltd.:
4.88%, 1/15/26		240	274,079
7.63%, 1/15/39		50	70,349
Valero Energy Corp., 6.63%, 6/15/37		110	120,689
Western Gas Partners LP, 2.60%, 8/15/18		425	422,858
Williams Partners LP, 3.90%, 1/15/25		478	434,477
Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/01/17		100	102,991

			7,111,447
Pharmaceuticals — 3.4%
Actavis Funding SCS:
2.35%, 3/12/18		225	228,067
3.45%, 3/15/22		415	431,002
4.55%, 3/15/35		115	118,188
4.85%, 6/15/44		260	273,814
4.75%, 3/15/45		28	29,402
Forest Laboratories LLC, 4.38%, 2/01/19 (a)		410	432,445
Johnson & Johnson:
2.05%, 3/01/23		70	71,658
2.45%, 3/01/26		120	124,183
3.55%, 3/01/36		125	138,100
Mylan NV:
2.50%, 6/07/19 (a)		52	52,690
5.25%, 6/15/46 (a)		100	104,169
Mylan, Inc., 2.60%, 6/24/18		375	379,762
Pfizer, Inc., 5.20%, 8/12/20		175	200,518
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 (a)		214	207,045
Zoetis, Inc., 1.88%, 2/01/18		425	426,246

			3,217,289

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.:
4.50%, 1/15/18	USD	604	$630,141
5.90%, 11/01/21		146	169,882
3.38%, 10/15/26		225	226,170
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		231	233,998
Crown Castle International Corp.:
3.40%, 2/15/21		422	440,541
5.25%, 1/15/23		150	168,309
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (a)		200	203,999

			2,073,040
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.90%, 4/01/44		75	89,481
4.15%, 4/01/45		40	43,561
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (a)		196	200,794

			333,836
Semiconductors & Semiconductor Equipment — 0.2%
KLA-Tencor Corp., 4.65%, 11/01/24		24	26,181
Lam Research Corp.:
3.45%, 6/15/23		40	41,311
3.90%, 6/15/26		118	124,228

			191,720
Software — 1.8%
Microsoft Corp.:
3.50%, 11/15/42		175	172,481
4.45%, 11/03/45		160	180,424
Oracle Corp.:
2.40%, 9/15/23		575	577,047
2.65%, 7/15/26		500	501,255
4.00%, 7/15/46		215	216,764

			1,647,971
Specialty Retail — 0.3%
QVC, Inc., 4.38%, 3/15/23		291	292,802
Technology Hardware, Storage & Peripherals — 2.0%
Apple Inc.:
0.93%, 5/06/19 (b)		200	199,722
2.25%, 2/23/21		400	411,551
2.85%, 2/23/23		380	399,310
3.25%, 2/23/26		275	291,933
4.38%, 5/13/45		150	163,423
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46 (a)		340	365,537

			1,831,476
Tobacco — 1.9%
Altria Group, Inc.:
4.75%, 5/05/21		150	171,094
10.20%, 2/06/39		105	194,584
5.38%, 1/31/44		168	215,393
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)		300	302,602
Philip Morris International, Inc., 4.50%, 3/20/42		325	365,803
Reynolds American, Inc.:
4.00%, 6/12/22		85	92,377
4.85%, 9/15/23		60	68,504
7.00%, 8/04/41		173	217,940
5.85%, 8/15/45		100	127,773

			1,756,070

4	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors — 0.2%
Air Lease Corp., 3.38%, 6/01/21	USD	185	$189,619
Wireless Telecommunication Services — 1.7%
Alltel Corp., 7.88%, 7/01/32		314	428,755
America Movil SAB de CV, 6.13%, 11/15/37		75	90,253
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		604	671,865
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		175	186,375
Vodafone Group PLC:
2.50%, 9/26/22		125	123,287
4.38%, 2/19/43		64	60,342

			1,560,877
Total Corporate Bonds — 71.7%			67,324,318

Foreign Agency Obligations
China — 0.4%
CNOOC Finance 2015 Australia Property Ltd., 2.63%, 5/05/20		350	353,226
Mexico — 0.9%
Petroleos Mexicanos:
3.50%, 7/18/18		462	465,003
6.38%, 2/04/21 (a)		143	155,484
6.50%, 6/02/41		214	216,675

			837,162
Total Foreign Agency Obligations — 1.3%			1,190,388

Foreign Government Obligations
Colombia — 0.2%
Republic of Colombia, 5.63%, 2/26/44		200	221,500
Indonesia — 0.4%
Republic of Indonesia, 4.75%, 1/08/26 (a)		300	326,661
Mexico — 0.6%
United Mexican States:
4.75%, 3/08/44		173	186,408
5.55%, 1/21/45		50	59,875
5.75%, 10/12/10		294	324,870

			571,153
Paraguay — 0.2%
Republic of Paraguay, 5.00%, 4/15/26 (a)		200	211,000
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50		37	45,880
Poland — 0.2%
Republic of Poland, 3.25%, 4/06/26		180	183,498
Uruguay — 0.1%
Republic of Uruguay, 5.10%, 6/18/50		75	74,625
Total Foreign Government Obligations — 1.8%			1,634,317

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (b)		91	92,235

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 1.6%
Bank of America Corp.:
Series AA, 6.10% (b)(d)	USD	255	$258,825
Series DD, 6.30% (b)(d)		55	58,438
Series K, 8.00% (b)(d)		55	54,656
BNP Paribas SA, 7.63% (a)(b)(d)		225	225,000
Citigroup, Inc., Series P, 5.95% (b)(d)		132	129,030
JPMorgan Chase & Co., Series S, 6.75% (b)		375	412,969
Wells Fargo & Co., 7.98% (b)(d)		300	313,875

			1,452,793
Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series M, 5.38% (b)(d)		135	133,504
State Street Capital Trust IV, 1.65%, 6/01/77 (b)		200	167,066

			300,570
Industrial Conglomerates — 0.5%
General Electric Co., Series D, 5.00% (b)(d)		473	501,853
Insurance — 0.4%
Allstate Corp., 5.75%, 8/15/53 (b)		325	333,287
Reinsurance Group of America, Inc., 3.32%, 12/15/65 (b)		27	19,643

			352,930
Media — 0.9%
NBCUniversal Enterprise, Inc., 5.25% (a)(d)		853	879,656
Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust, 5.63%, 5/20/75 (b)		98	90,405
Total Capital Trusts — 3.8%			3,578,207

Preferred Stocks		Shares
Banks — 0.7%
Citigroup, Inc., 6.88% (d)		7,880	224,186
Wells Fargo & Co., 5.85% (d)		14,541	401,186

			625,372
Capital Markets — 0.5%
Goldman Sachs Group, Inc., 5.50% (d)		10,233	270,970
State Street Corp., 5.90% (d)		9,095	256,388

			527,358
Total Preferred Stocks — 1.2%			1,152,730
Total Preferred Securities — 5.0%			4,730,937

BLACKROCK FUNDS II	JUNE 30, 2016	5

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Taxable Municipal Bonds		Par (000)	Value
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/43	USD	75	$83,967
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		35	39,397
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		90	107,300
New Jersey Economic Development Authority RB, 5.38%, 1/01/43		125	145,909
New Jersey Transportation Trust Fund Authority RB, Series AA, 5.00%, 6/15/33		200	220,526
State of California GO, 7.55%, 4/01/39		250	395,575
Total Taxable Municipal Bonds — 1.1%			992,674

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.0%
Fannie Mae, 2.13%, 4/24/26		956	981,863
Collateralized Mortgage Obligations — 0.4%
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		359	405,684
Mortgage-Backed Securities — 0.3%
Fannie Mae Mortgage-Backed Securities:
2.54%, 2/01/35 (b)		137	144,672
2.75%, 1/01/35 (b)		30	31,720
7.00%, 1/01/31		1	1,116
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		4	4,396
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)		33	33,912
5.50%, 4/15/33-8/15/33		8	9,360
7.00%, 9/15/31-5/15/32		8	9,925

			235,101
Total U.S. Government Sponsored Agency Securities — 1.7%			1,622,648

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds:
3.13%, 8/15/44	USD	185		$217,765
3.00%, 11/15/44-11/15/45		1,799		2,068,097
2.50%, 2/15/46		1,255		1,306,818
U.S. Treasury Notes:
1.75%, 9/30/19		6,202		6,395,848
1.63%, 12/31/19-5/15/26		2,065		2,091,682
1.38%, 1/31/21		66		67,168
2.25%, 11/15/24		—	(e)	213
Total U.S. Treasury Obligations — 12.9%				12,147,591
Total Long-Term Investments (Cost — $86,503,076) — 95.9%				90,040,691

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (f)(g)		4,153,183		4,153,183
Total Short-Term Securities (Cost — $4,153,183) — 4.4%				4,153,183

Options Purchased
(Cost — $76,525) — 0.0%				10,867
Total Investments Before Options Written (Cost — $90,732,784*) — 100.3%				94,204,741

Options Written
(Premiums Received — $153,545) — (0.1)%				(141,529)
Total Investments Net of Options Written — 100.2%				94,063,212
Liabilities in Excess of Other Assets — (0.2)%				(161,625)

Net Assets — 100.0%				$93,901,587

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$90,726,766

Gross unrealized appreciation	$3,751,227
Gross unrealized depreciation	(273,252)

Net unrealized appreciation	$3,477,975

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Perpetual security with no stated maturity date.

(e)	Amount is less than $500.

(f)	During the period ended June 30, 2016, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,454,585	2,698,598	4,153,183	$4,153,183	$14,105	$130

(g)	Current yield as of period end.

6	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
9	U.S. Treasury Bonds (30 Year)	September 2016	USD	1,551,094	$ 88,181
(15)	U.S. Treasury Notes (2 Year)	September 2016	USD	3,289,922	(22,750)
133	U.S. Treasury Notes (5 Year)	September 2016	USD	16,247,820	272,189
17	U.S. Treasury Notes (10 Year)	September 2016	USD	2,260,734	2,882
(2)	U.S. Ultra Treasury Bonds	September 2016	USD	372,750	(3,237)
Total					$337,265

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Citibank N.A.	Put	2.75%	Pay	3-month LIBOR	12/01/16	USD	2,500	$6,590

OTC Credit Default Swaptions Purchased
Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	USD	95.00	Receive	CDX.NA.IG Series 26 Version 1	7/20/16	USD	17,000	$4,277

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.55%	Pay	6-Month LIBOR	3/15/18	USD	4,280	$ (58,947)
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.47%	Pay	6-Month LIBOR	3/19/18	USD	4,280	(54,223)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.55%	Receive	6-Month LIBOR	3/15/18	USD	4,280	(13,162)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.47%	Receive	6-Month LIBOR	3/19/18	USD	4,280	(15,197)

Total									$(141,529)

Centrally Cleared Credit Default Swaps - Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	B+	USD	2,300	$22,835

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	JUNE 30, 2016	7

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.34%[1]	3-month LIBOR	10/05/16[2]	11/30/20	USD	8,330	$(130,129)
2.38%[1]	3-month LIBOR	N/A	5/14/25	USD	700	(64,191)
2.27%[1]	3-month LIBOR	N/A	5/26/25	USD	400	(33,741)
Total						$(228,061)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Credit Default Swaps - Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cigna Corp.	1.00%	Citibank N.A.	9/20/17	USD	675	$ (7,688)	$ (378)	$ (7,310)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(11,483)	(5,783)	(5,700)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(11,269)	(1,996)	(9,273)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	805	(9,623)	(4,483)	(5,140)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	805	(9,540)	(4,777)	(4,763)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	2,000	(43,778)	(29,288)	(14,490)
International Business Machines Corp.	1.00%	Citibank N.A.	12/20/18	USD	2,000	(36,337)	(29,288)	(7,049)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(42,377)	(28,284)	(14,093)
Pitney Bowes, Inc.	1.00%	Credit Suisse International	3/20/19	USD	750	(5,074)	3,663	(8,737)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	800	(8,060)	(1,814)	(6,246)
Newmont Mining Corp.	1.00%	Barclays Bank PLC	6/20/21	USD	120	698	1,403	(705)
Lowes Corp.	1.00%	Citibank N.A.	6/20/21	USD	400	(12,178)	(11,721)	(457)
Newmont Mining Corp.	1.00%	Citibank N.A.	6/20/21	USD	480	2,790	7,840	(5,050)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	80	1,066	1,151	(85)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	45	599	733	(134)
Prudential Financial, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	750	9,994	9,501	493
Time Warner, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	225	(3,958)	(2,869)	(1,089)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	500	11,053	13,713	(2,660)
Halliburton Co.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	400	913	21	892
Total						$(174,252)	$(82,656)	$(91,596)

OTC Credit Default Swaps - Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	975	$ 11,305	$ 1,003	$10,302
WellPoint, Inc.	1.00%	Citibank N.A.	9/20/17	Not Rated	USD	675	7,191	(1,584)	8,775
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	BBB+	USD	800	7,966	3,271	4,695
American Tower Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	BBB-	USD	475	(16,566)	(19,396)	2,830
Total							$ 9,896	$(16,706)	$26,602

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

8	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$305,583	—	$305,583
Corporate Bonds	—	67,324,318	—	67,324,318
Foreign Agency Obligations	—	1,190,388	—	1,190,388
Foreign Government Obligations	—	1,634,317	—	1,634,317
Non-Agency Mortgage-Backed Securities	—	92,235	—	92,235
Preferred Securities	$1,152,730	3,578,207	—	4,730,937
Taxable Municipal Bonds	—	992,674	—	992,674
U.S. Government Sponsored Agency Securities	—	1,622,648	—	1,622,648
U.S. Treasury Obligations	—	12,147,591	—	12,147,591
Short-Term Securities	4,153,183	—	—	4,153,183
Options Purchased:
Credit contracts	—	4,277	—	4,277
Interest rate contracts	—	6,590	—	6,590

Total	$5,305,913	$88,898,828	—	$94,204,741

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$50,822	—	$50,822
Interest rate contracts	$363,252	—	—	363,252
Liabilities:
Credit contracts	—	(92,981)	—	(92,981)
Interest rate contracts	(25,987)	(369,590)	—	(395,577)

Total	$337,265	$(411,749)	—	$(74,484)

[1]

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK FUNDS II	JUNE 30, 2016	9

Schedule of Investments (concluded)	BlackRock Investment Grade Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Futures contracts	$280,190	—	—	$280,190
Centrally cleared swaps	156,390	—	—	156,390

Total	$436,580	—	—	$436,580

During the period ended June 30, 2016, there were no transfers between levels.

10	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class A1R, 1.90%, 9/20/23 (a)(b)	USD	28,774	$28,707,073
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.72%, 5/10/32 (a)(b)		973	967,406
ALM VII Ltd., Series 2012-7A, Class A1, 2.05%, 10/19/24 (a)(b)		6,000	5,980,369
American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.33%, 7/10/18 (a)		286	285,574
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.53%, 5/10/25 (a)(b)		5,000	4,921,705
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 1.82%, 7/13/25 (a)(b)		7,000	6,933,311
Apidos CDO V, Series 2007-5A, Class A1S, 0.86%, 4/15/21 (a)(b)		3,688	3,679,045
APOLLO Trust, Series 2009-1, Class A3, 3.31%, 6/03/17 (b)	AUD	3,093	2,313,351
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 0.85%, 4/16/21 (a)(b)	USD	7,211	7,122,565
Ares XXV CLO Ltd., Series 2012-3A, Class A, 2.02%, 1/17/24 (a)(b)		10,000	9,973,600
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.13%, 2/17/26 (a)(b)		10,000	9,975,000
Atrium CDO Corp., Series 7AR, Class AR, 1.73%, 11/16/22 (a)(b)		5,053	5,020,246
AUTO ABS FCT Compartiment, Series 2013-2, Class A, 0.49%, 1/27/23 (b)	EUR	3,532	3,926,194
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	12,755	12,831,061
BA Credit Card Trust, Series 2014-A1, Class A, 0.82%, 6/15/21 (b)		15,055	15,044,093
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.83%, 7/15/24 (a)(b)		17,650	17,436,806
BlueMountain CLO Ltd.:
Series 2012-1A, Class A, 1.95%, 7/20/23 (a)(b)		10,700	10,660,833
Series 2012-2A, Class A1, 2.06%, 11/20/24 (a)(b)		7,000	6,991,465
Series 2013-3A, Class A, 2.04%, 10/29/25 (a)(b)		12,500	12,431,105
Series 2013-4A, Class A, 2.13%, 4/15/25 (a)(b)		6,500	6,500,000
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23		20,000	20,512,578
Carlyle Global Market Strategies CLO Ltd., Series 2012-2A, Class B1R, 2.73%, 7/20/23 (a)(b)		5,500	5,460,469
CarMax Auto Owner Trust:
Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,519,090
Series 2015-2, Class A3, 1.37%, 3/16/20		59,365	59,553,478
Series 2016-2, Class A3, 1.52%, 2/16/21		12,810	12,884,231
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 6/15/21		40,610	40,820,136
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)		34,640	34,719,672
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.93%, 1/19/23 (a)(b)		2,838	2,837,899
Series 2012-2A, Class A1R, 2.03%, 12/05/24 (a)(b)		20,250	20,179,224
Series 2012-3A, Class A1L, 2.02%, 1/29/25 (a)(b)		10,000	9,972,840
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.81%, 6/14/50 (a)(b)		9,016	9,164,343
CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, 8/16/21		17,920	18,041,743

Asset-Backed Securities		Par (000)	Value
COA Caerus CLO Ltd., Series 2007-6A, Class A1, 1.27%, 12/13/19 (a)(b)	USD	274	$273,217
Colony American Homes, Series 2015-1A, Class A, 1.65%, 7/17/32 (a)(b)		14,470	14,346,358
Conseco Financial Corp., Series 1993-4, Class A5, 7.05%, 1/15/19		12	12,421
Cornerstone CLO Ltd., Series 2007-1A, Class A1S, 0.85%, 7/15/21 (a)(b)		2,476	2,462,519
Credit Acceptance Auto Loan Trust:
Series 2013-2A, Class B, 2.26%, 10/15/21 (a)		6,000	6,000,495
Series 2015-1A, Class A, 2.00%, 7/15/22 (a)		21,055	21,108,128
Series 2016-2A, Class A, 2.42%, 11/15/23 (a)		37,760	37,895,626
Crusade ABS Trust, Series 2012-1, Class A, 2.85%, 7/12/23 (b)	AUD	2,697	2,012,940
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28%, 6/17/19 (a)	USD	18,715	18,761,469
Dryden XVI-Leveraged Loan CDO, Series 2006-16A, Class A1, 0.87%, 10/20/20 (a)(b)		886	885,553
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.01%, 1/15/25 (a)(b)		9,700	9,664,164
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.18%, 1/15/23 (a)(b)		4,990	4,984,783
Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, 10/15/20		30,334	30,481,669
Fore CLO Ltd., Series 2007-1A, Class A2, 1.08%, 7/20/19 (a)(b)		3,803	3,799,518
Four Corners CLO III Ltd., Series 2006-3A, Class C, 1.32%, 7/22/20 (a)(b)		8,000	7,731,186
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A2R, 2.43%, 4/20/23 (a)(b)		8,250	8,190,397
Series 2012-7A, Class BR, 3.13%, 4/20/23 (a)(b)		6,800	6,663,246
Series 2012-7A, Class CR, 4.08%, 4/20/23 (a)(b)		2,100	2,045,568
Galaxy XI CLO Ltd., Series 2011-11A, Class B, 2.79%, 8/20/22 (a)(b)		3,000	2,996,827
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.79%, 4/25/25 (a)(b)		5,000	4,938,027
Halcyon Loan Investors CLO I, Inc., Series 2006-1A, Class B, 1.33%, 11/20/20 (a)(b)		10,000	9,646,498
Heller Financial, Series 1998-1, Class A, 1.12%, 7/15/24 (a)(b)		175	104,767
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.39%, 4/15/20		25,430	25,615,761
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 3/15/21 (a)		1,940	1,941,510
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.50%, 1/15/24 (a)(b)		103	99,169
ING Investment Management CLO Ltd., Series 2012-1RA, Class A1R, 1.86%, 3/14/22 (a)(b)		17,241	17,183,703
LCM XII LP, Series 12A, Class AR, 1.89%, 10/19/22 (a)(b)		29,750	29,582,037
LCM XIV LP, Series 14A, Class A, 1.78%, 7/15/25 (a)(b)		2,100	2,076,313
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		14,884	14,704,332
Madison Park Funding VIII Ltd.:
Series 2012-8A, Class CR, 3.44%, 4/22/22 (a)(b)		1,900	1,882,423

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-8AR, Class DR, 4.49%, 4/22/22 (a)(b)	USD	1,000	$977,599
Madison Park Funding X Ltd., Series 2012-10A, Class B1, 2.98%, 1/20/25 (a)(b)		8,500	8,519,915
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 4.23%, 7/25/26 (a)(b)		1,750	1,611,743
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1.14%, 5/17/21 (a)(b)		25,457	25,370,398
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.14%, 9/16/24 (a)(b)		1,996	1,981,655
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class B, 2.94%, 1/23/24 (a)(b)		8,600	8,551,249
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		25,820	25,710,936
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,285	3,257,967
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 1/15/21		34,630	34,876,316
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.06%, 11/20/23 (a)(b)		5,550	5,535,770
OHA Park Avenue CLO I Ltd., Series 2007-1A, Class A1B, 0.89%, 3/14/22 (a)(b)		5,431	5,354,693
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		16,135	16,152,807
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		25,500	25,555,373
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.97%, 1/22/25 (a)(b)		14,270	14,203,084
Palmer Square CLO Ltd., Series 2014-1A, Class A1, 1.90%, 10/17/22 (a)(b)		14,777	14,781,023
PFS Financing Corp.:
Series 2014-AA, Class B, 1.39%, 2/15/19 (a)(b)		4,400	4,376,280
Series 2015-AA, Class A, 1.06%, 4/15/20 (a)(b)		10,015	9,918,090
Santander Drive Auto Receivables Trust:
Series 2012-2A, Class E, 5.95%, 4/15/19 (a)		19,455	19,551,816
Series 2012-5, Class C, 2.70%, 8/15/18		892	894,633
Series 2012-6, Class C, 1.94%, 3/15/18		436	436,094
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		13,400	13,562,045
Series 2014-2, Class C, 2.33%, 11/15/19		4,602	4,637,447
Series 2014-4, Class C, 2.60%, 11/16/20		10,065	10,181,943
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		59	58,878
Series 2016-2, Class A3, 1.56%, 5/15/20		9,050	9,062,196
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.68%, 4/15/25 (a)(b)		3,300	3,255,749
Silver Bay Realty Trust, Series 2014-1, Class A, 1.45%, 9/17/31 (a)(b)		11,044	10,842,017
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.80%, 7/15/36 (b)		1,362	1,353,023
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.05%, 3/15/22 (b)		1,710	1,686,214
Series 2004-A, Class A3, 1.05%, 6/15/33 (b)		3,204	2,973,442
Series 2004-B, Class A2, 0.85%, 6/15/21 (b)		1,476	1,469,790
Series 2004-B, Class A3, 0.98%, 3/15/24 (b)		6,000	5,609,020

Asset-Backed Securities		Par (000)	Value
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.94%, 1/15/43 (a)(b)	USD	6,258	$6,296,515
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		7,786	8,157,966
Series 2012-C, Class A1, 1.54%, 8/15/23 (a)(b)		386	386,071
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		3,500	3,495,857
Series 2013-C, Class A1, 1.29%, 2/15/22 (a)(b)		4,907	4,903,343
Series 2014-A, Class A2B, 1.59%, 1/15/26 (a)(b)		2,500	2,473,810
SLM Student Loan Trust:
Series 2003-11, Class A6, 1.40%, 12/15/25 (a)(b)		11,900	11,387,397
Series 2013-4, Class A, 1.00%, 6/25/27 (b)		10,342	9,880,643
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		8,480	8,596,268
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 1.64%, 3/25/33 (a)(b)		13,604	13,424,441
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		18,276	18,407,144
Soundview Home Loan Trust, Series 2003-2, Class A2, 1.75%, 11/25/33 (b)		758	749,325
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		10,000	10,059,150
SWAY Residential Trust, Series 2014-1, Class A, 1.75%, 1/17/32 (a)(b)		12,652	12,577,019
Symphony CLO IX LP, Series 2012-9A, Class B, 3.13%, 4/16/22 (a)(b)		1,000	1,005,585
Synchrony Credit Card Master Note Trust:
Series 2015-2, Class A, 1.60%, 4/15/21		8,325	8,358,720
Series 2016-2, Class A, 2.04%, 5/15/24		56,040	57,081,638
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20		12,080	12,135,230
Series 2016-B, Class A4, 1.52%, 8/16/21		13,190	13,276,567
Tryon Park CLO Ltd., Series 2013-1A, Class A1, 1.75%, 7/15/25 (a)(b)		5,070	5,004,771
Voya CLO Ltd.:
Series 2012-1A, Class A2R, 2.51%, 3/14/22 (a)(b)		5,000	4,986,568
Series 2013-1A, Class A1, 1.77%, 4/15/24 (a)(b)		2,500	2,472,901
Series 2013-3A, Class A1, 2.08%, 1/18/26 (a)(b)		25,000	24,886,453
Series 2013-3A, Class A2, 2.43%, 1/18/26 (a)(b)		5,000	4,914,686
Westbrook CLO Ltd., Series 2006-1A, Class A1, 0.89%, 12/20/20 (a)(b)		1,162	1,152,269
WG Horizons CLO, Series 2006-1A, Class A1, 0.93%, 5/24/19 (a)(b)		50	49,559
Total Asset-Backed Securities — 24.0%			1,235,886,230

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	USD	1,152	$1,157,954
Airlines — 1.2%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (a)		7,097	7,310,149
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 5/01/22		139	143,485
Series 2003-ERJ1, Class RJO3, 7.88%, 1/02/20		152	157,459
Series 2009-1, 9.00%, 7/08/16		6,998	6,997,621
Series 2009-2, Class B, 9.25%, 5/10/17		7,465	7,866,321
Delta Air Lines Pass-Through Trust, Series 2012-1, Class B, 6.88%, 5/07/19 (a)		3,236	3,495,181
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 5/20/23		999	1,073,409
U.S. Airways Pass-Through Trust:
Series 2011-1, Class B, 9.75%, 10/22/18		10,364	11,607,836
Series 2012-1, Class B, 8.00%, 4/01/21		5,165	5,717,333
Series 2012-2, Class C, 5.45%, 6/03/18		1,500	1,530,000
Virgin Australia Trust:
Series 2013-1A, 5.00%, 10/23/23 (a)		6,235	6,438,286
Series 2013-1B, 6.00%, 4/23/22 (a)		10,250	10,429,573

			62,766,653
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		5,500	5,523,650
4.88%, 3/15/19		7,040	6,881,600

			12,405,250
Automobiles — 0.4%
Daimler Finance North America LLC, 1.50%, 7/05/19		11,000	11,000,000
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)		10,980	10,972,380

			21,972,380
Banks — 6.4%
Bank of America Corp.:
Series L, 2.60%, 1/15/19		42,700	43,693,586
Series L, 2.65%, 4/01/19		30,275	31,015,950
Bank of Nova Scotia:
1.95%, 1/30/17 (a)		65,000	65,439,465
1.88%, 4/26/21		27,330	27,548,066
CIT Group, Inc., 5.25%, 3/15/18		15,000	15,454,200
Citizens Bank N.A.:
2.30%, 12/03/18		6,790	6,878,854
2.55%, 5/13/21		1,915	1,933,491
JPMorgan Chase & Co.:
2.35%, 1/28/19		28,309	29,006,987
2.40%, 6/07/21		5,365	5,439,981
Royal Bank of Canada:
1.20%, 9/19/17		43,370	43,464,113
2.20%, 9/23/19		4,510	4,629,713
2.10%, 10/14/20		19,225	19,576,433
Westpac Banking Corp., 1.38%, 5/30/18 (a)		35,000	35,161,945

			329,242,784
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21		13,550	14,051,553
Constellation Brands, Inc., 7.25%, 5/15/17		1,214	1,265,595

			15,317,148

Corporate Bonds		Par (000)	Value
Biotechnology — 0.8%
AbbVie, Inc.:
1.75%, 11/06/17	USD	5,970	$6,005,259
1.80%, 5/14/18		23,306	23,469,585
2.50%, 5/14/20		3,800	3,884,827
2.30%, 5/14/21		3,785	3,831,003
Biogen, Inc., 2.90%, 9/15/20		3,083	3,212,970

			40,403,644
Capital Markets — 1.3%
American Capital Ltd., 6.50%, 9/15/18 (a)		7,181	7,306,667
Goldman Sachs Group, Inc.:
2.90%, 7/19/18		19,661	20,175,528
2.60%, 4/23/20		1,120	1,138,641
Morgan Stanley:
2.45%, 2/01/19		7,000	7,131,425
2.38%, 7/23/19		30,337	30,837,530

			66,589,791
Commercial Services & Supplies — 0.3%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		14,855	14,876,243
4.63%, 1/31/18 (a)		1,000	1,020,000

			15,896,243
Communications Equipment — 0.2%
CommScope, Inc., 4.38%, 6/15/20 (a)		1,925	1,982,750
Harris Corp., 2.00%, 4/27/18		6,000	6,030,546

			8,013,296
Consumer Finance — 3.7%
Ally Financial, Inc.:
5.50%, 2/15/17		15,000	15,225,000
6.25%, 12/01/17		3,254	3,408,565
3.25%, 2/13/18		7,000	7,000,000
Capital One Financial Corp., 3.15%, 7/15/16		10,000	10,005,700
Capital One N.A., 2.35%, 8/17/18		40,050	40,609,659
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		47,000	47,099,969
2.94%, 1/08/19		4,000	4,116,592
2.02%, 5/03/19		2,995	3,020,484
General Motors Financial Co., Inc.:
3.00%, 9/25/17		5,000	5,072,440
3.25%, 5/15/18		1,450	1,480,056
3.10%, 1/15/19		15,690	16,028,261
2.40%, 5/09/19		2,525	2,532,035
3.70%, 11/24/20		4,750	4,880,193
3.20%, 7/06/21		3,240	3,245,155
Navient Corp., 5.00%, 6/15/18		7,000	6,965,000
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (a)		7,210	7,297,364
Synchrony Financial:
1.88%, 8/15/17		6,700	6,710,499
2.60%, 1/15/19		6,785	6,859,248

			191,556,220
Diversified Financial Services — 0.6%
CNH Industrial Capital LLC, 6.25%, 11/01/16		7,500	7,593,750
Hyundai Capital America, 2.40%, 10/30/18 (a)		4,395	4,456,385
Voya Financial, Inc., 2.90%, 2/15/18		20,183	20,560,725

			32,610,860
Diversified Telecommunication Services — 0.8%
AT&T Inc.:
2.30%, 3/11/19		5,300	5,412,800
2.45%, 6/30/20		6,370	6,503,509

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
3.65%, 9/14/18	USD	22,239	$23,368,674
4.50%, 9/15/20		7,530	8,357,969

			43,642,952
Electric Utilities — 0.5%
Emera U.S. Finance LP, 2.15%, 6/15/19 (a)		4,965	5,022,758
Exelon Corp., 1.55%, 6/09/17		5,335	5,344,235
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,051,972
Southern Co., 1.85%, 7/01/19		16,255	16,460,642

			27,879,607
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		6,642	6,648,642
Energy Equipment & Services — 0.2%
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)		9,475	9,659,857
Food & Staples Retailing — 0.4%
CVS Health Corp., 2.13%, 6/01/21		12,980	13,139,615
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18		2,375	2,393,553
2.60%, 6/01/21		2,680	2,729,998

			18,263,166
Health Care Equipment & Supplies — 0.4%
St. Jude Medical, Inc., 2.00%, 9/15/18		12,275	12,415,242
Stryker Corp., 2.00%, 3/08/19		4,710	4,787,936
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18		3,930	3,962,839

			21,166,017
Health Care Providers & Services — 0.4%
Aetna, Inc., 1.90%, 6/07/19		18,830	19,074,602
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20		4,525	4,881,267
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	3,644	4,997,017
Series M, 7.40%, 3/28/24		4,920	6,228,845

			16,107,129
Household Durables — 0.2%
D.R. Horton, Inc.:
4.75%, 5/15/17	USD	1,980	2,020,824
3.75%, 3/01/19		2,135	2,167,025
Lennar Corp., 4.75%, 12/15/17		4,332	4,407,810
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	1,855,350

			10,451,009
Insurance — 1.0%
American International Group, Inc.:
5.85%, 1/16/18		7,010	7,475,050
6.40%, 12/15/20		1,965	2,310,960
3.30%, 3/01/21		20,887	21,578,464
AXIS Specialty Finance PLC, 2.65%, 4/01/19		13,545	13,691,381
Genworth Holdings, Inc.:
6.52%, 5/22/18		5,750	5,635,000
7.70%, 6/15/20		3,033	2,699,370

			53,390,225
IT Services — 0.5%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)		26,353	26,987,053
Machinery — 0.4%
Case New Holland Industrial, Inc., 7.88%, 12/01/17		18,000	19,350,000
Media — 1.3%
Cablevision Systems Corp., 8.63%, 9/15/17		1,973	2,083,981

Corporate Bonds		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20 (a)	USD	10,158	$10,619,620
DISH DBS Corp.:
4.63%, 7/15/17		1,820	1,851,850
4.25%, 4/01/18		5,000	5,100,000
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		13,816	13,905,168
Sky PLC:
6.10%, 2/15/18 (a)		9,277	9,918,783
2.63%, 9/16/19 (a)		20,595	20,955,145

			64,434,547
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		1,900	1,942,750
Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (b)		1,626	1,432,587
Sabine Pass LNG LP, 7.50%, 11/30/16		7,740	7,887,060

			9,319,647
Pharmaceuticals — 1.1%
Actavis Funding SCS:
2.35%, 3/12/18		7,000	7,095,403
2.45%, 6/15/19		1,650	1,675,844
Actavis, Inc., 1.88%, 10/01/17		12,629	12,692,057
Forest Laboratories LLC, 4.38%, 2/01/19 (a)		25,000	26,368,575
Perrigo Co. PLC, 2.30%, 11/08/18		7,306	7,368,897

			55,200,776
Professional Services — 0.0%
Equifax, Inc., 2.30%, 6/01/21		1,100	1,115,547
Real Estate Investment Trusts (REITs) — 0.7%
HCP, Inc.:
5.63%, 5/01/17		7,320	7,561,282
6.70%, 1/30/18		5,440	5,842,729
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,691,997
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		11,890	11,950,746
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		7,665	7,687,152

			34,733,906
Road & Rail — 0.8%
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)		6,000	6,359,982
Kansas City Southern, 1.33%, 10/28/16 (a)(b)		14,000	13,982,640
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		1,460	1,487,603
3.38%, 3/15/18 (a)		5,000	5,122,290
2.88%, 7/17/18 (a)		6,748	6,872,278
3.05%, 1/09/20 (a)		5,346	5,443,174

			39,267,967
Semiconductors & Semiconductor Equipment — 0.6%
Lam Research Corp.:
2.75%, 3/15/20		7,863	8,035,388
2.80%, 6/15/21		1,820	1,863,214
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	18,312,678
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)		2,167	2,210,340

			30,421,620
Software — 0.5%
Oracle Corp., 1.90%, 9/15/21		23,080	23,164,773
Specialty Retail — 0.3%
QVC, Inc., 3.13%, 4/01/19		12,530	12,863,148

4	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Tobacco — 0.5%
Philip Morris International, Inc., 1.88%, 2/25/21	USD	3,105	$3,141,810
Reynolds American, Inc.:
3.50%, 8/04/16		15,000	15,031,020
2.30%, 6/12/18		7,025	7,137,695

			25,310,525
Trading Companies & Distributors — 1.4%
Air Lease Corp.:
2.13%, 1/15/18		21,140	21,034,300
2.63%, 9/04/18		8,975	8,973,106
3.38%, 1/15/19		3,500	3,570,000
Aircastle Ltd., 6.75%, 4/15/17		16,732	17,233,960
GATX Corp., 1.25%, 3/04/17		9,600	9,586,944
International Lease Finance Corp.:
6.75%, 9/01/16 (a)		8,280	8,321,400
7.13%, 9/01/18 (a)		3,680	4,040,419

			72,760,129
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		12,715	13,541,475
T-Mobile USA, Inc., 6.63%, 4/28/21		1,410	1,473,450

			15,014,925
Total Corporate Bonds — 28.3%			1,456,102,742

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		4,987	4,757,801

Foreign Agency Obligations		Par (000)	Value
Austria — 0.6%
Oesterreichische Kontrollbank AG, 1.13%, 4/26/19		31,168	31,272,288
Brazil — 0.1%
Petrobras Global Finance BV:
8.38%, 5/23/21		4,914	5,071,248
6.75%, 1/27/41		416	333,840
6.85%, 6/05/2115		1,475	1,121,000

			6,526,088
Germany — 0.7%
KFW:
1.88%, 6/30/20		16,470	16,944,912
1.88%, 11/30/20		20,080	20,670,312

			37,615,224
Mexico — 0.1%
Petroleos Mexicanos, 6.38%, 8/05/16	EUR	3,415	3,808,238
Netherlands — 0.6%
Bank Nederlandse Gemeenten NV, 1.13%, 5/25/18 (a)	USD	30,432	30,531,300
Total Foreign Agency Obligations — 2.1%			109,753,138

Foreign Government Obligations		Par (000)	Value
Argentina — 0.2%
Republic of Argentina, 6.88%, 4/22/21 (a)		7,028	7,495,362

Foreign Government Obligations		Par (000)	Value
Brazil — 0.1%
Federative Republic of Brazil, 7.13%, 1/20/37	USD	1,562	$1,757,250
Cyprus — 0.4%
Republic of Cyprus:
4.75%, 6/25/19	EUR	9,815	11,617,448
4.63%, 2/03/20		8,454	9,968,702

			21,586,150
Indonesia — 0.0%
Republic of Indonesia, 2.63%, 6/14/23 (a)		1,212	1,356,990
Italy — 0.3%
Republic of Italy, 5.25%, 9/20/16	USD	14,012	14,126,478
Mexico — 0.0%
United Mexican States Inflation Linked Bond, 3.50%, 12/14/17	MXN	1,965	593,488
Poland — 0.1%
Republic of Poland, 1.50%, 4/25/20	PLN	25,234	6,295,234
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23	RUB	9,880	144,307
Total Foreign Government Obligations — 1.1%			53,355,259

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.0%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 3.04%, 11/25/33 (b)	USD	866	861,117
BCAP LLC Trust, Series 2010-RR2, Class 1A3, 4.08%, 6/26/45 (a)(b)		3,672	3,625,908
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.48%, 7/25/34 (b)		1,262	1,256,015
Series 2004-7, Class 4A, 2.89%, 10/25/34 (b)		218	216,448
Berica ABS Srl, Series 2012-2, Class A1, 0.04%, 11/30/51 (b)	EUR	2,046	2,264,929
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.54%, 12/25/35 (a)(b)(c)	USD	39	36,168
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.99%, 2/25/35 (b)		688	645,341
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,884	1,756,037
Series 2005-HYB8, Class 2A1, 3.14%, 12/20/35 (b)		1,550	1,334,711
Crusade Global Trust, Series 2006-2, Class A1, 0.69%, 11/15/37 (b)		12,700	12,659,984
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 2.80%, 2/25/35 (b)		310	307,004
MortgageIT Trust, Series 2004-1, Class A1, 1.23%, 11/25/34 (b)		2,431	2,300,175
National RMBS Trust, Series 2012-2, Class A1, 2.95%, 6/20/44 (b)	AUD	2,183	1,620,284
Rochester Financing No.1 PLC, Series 1, Class A1, 2.04%, 7/16/46 (b)	GBP	3,839	5,083,865
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.75%, 9/25/34 (b)	USD	1,550	1,334,942
Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1, 1.65%, 11/25/28 (b)		7,682	7,686,179
TORRENS Trust, Series 2013-1, Class A, 2.80%, 4/12/44 (b)	AUD	12,668	9,334,509

BLACKROCK FUNDS II	JUNE 30, 2016	5

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Walsh Acceptance, Series 1997-2, Class A, 2.45%, 3/01/27 (a)(b)	USD	14	$4,405

			52,328,021
Commercial Mortgage-Backed Securities — 10.1%
Banc of America Commercial Mortgage Trust:
Series 2007-2, Class AM, 5.80%, 4/10/49 (b)		4,150	4,274,487
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		6,719	6,940,105
Barclays Commercial Mortgage Trust, Series 2015-SLP, Class D, 3.63%, 2/15/28 (a)(b)		5,000	4,863,727
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		5,000	5,225,388
Series 2014-PWR4, Class F, 6.15%, 6/11/41 (a)(b)		2,500	2,821,069
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 1.67%, 5/15/29 (a)(b)		6,590	6,567,745
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.84%, 12/15/27 (a)(b)		22,356	22,335,644
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		13,674	13,908,900
Citigroup/Deutsche Bank Mortgage Trust, Series 2007-CD5, Class AJ, 6.33%, 11/15/44 (b)		5,970	6,137,778
Commercial Mortgage Pass-Through Certificates:
Series 2012-9W57, Class A, 2.36%, 2/10/29 (a)		9,490	9,539,663
Series 2013-CR10, Class ASB, 3.80%, 8/10/46		3,300	3,588,603
Series 2013-CR12, Class A2, 2.90%, 10/10/46		19,170	19,750,815
Series 2014-FL5, Class B, 2.59%, 9/15/16 (a)(b)		5,800	5,701,866
Series 2015-CR23, Class A2, 2.85%, 5/10/48		16,620	17,384,798
Series 2015-LC21, Class A2, 2.98%, 7/10/48		32,500	34,209,503
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 6.14%, 9/15/39 (b)		4,500	4,551,943
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		869	875,767
Series 2008-C1, Class A2, 6.27%, 2/15/41 (b)		706	710,474
Series 2015-DEAL, Class A, 1.76%, 4/15/29 (a)(b)		2,000	1,978,331
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM, 5.51%, 9/15/39		3,218	3,215,883
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.89%, 6/17/49 (a)(b)		14,940	15,189,991
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/34 (a)		10,000	10,460,812
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)		5,000	5,409,904
GS Mortgage Securities Trust:
Series 2007-GG10, Class A1A, 5.99%, 8/10/45 (b)		17,318	17,824,104
Series 2007-GG10, Class A4, 5.99%, 8/10/45 (b)		4,361	4,468,482
Series 2013-GC13, Class AAB, 3.72%, 7/10/46 (b)		8,300	8,963,323

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-GSFL, Class D, 4.34%, 7/15/31 (a)(b)	USD	6,575	$6,336,357
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		2,716	2,732,118
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		14,610	14,701,779
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-LD11, Class ASB, 5.93%, 6/15/49 (b)		821	826,832
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,514	2,551,564
Series 2008-C2, Class A4FL, 1.95%, 2/12/51 (b)		11,295	10,910,835
Series 2014-FL6, Class A, 1.84%, 11/15/31 (a)(b)		12,967	12,912,558
Series 2015-CSMO, Class A, 1.69%, 1/15/32 (a)(b)		32,260	32,037,274
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 6.12%, 7/15/44 (b)		4,045	4,173,490
LB-UBS Commercial Mortgage Trust:
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		4,795	4,863,674
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		9,557	9,780,160
Series 2007-C7, Class AM, 6.36%, 9/15/45 (b)		17,500	18,482,998
London & Regional Debt Securitisation PLC, Series 2, Class A, 3.59%, 10/15/18 (b)	GBP	3,447	4,579,666
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.02%, 6/12/50 (b)	USD	6,804	6,974,440
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49		3,095	3,123,691
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47		5,600	5,866,004
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.58%, 2/12/44 (b)		15,730	15,611,559
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		2,200	2,215,253
Series 2007-HQ13, Class A3, 5.57%, 12/15/44		10,170	10,519,485
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,795	3,867,809
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		8,287	8,604,718
Series 2012-C4, Class C, 5.70%, 3/15/45 (a)(b)		1,500	1,624,668
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.50%, 4/15/32 (a)(b)		2,544	2,505,358
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		634	632,825
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB 2.79%, 4/10/46		8,000	8,342,842
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A4FL, 0.60%, 10/15/48 (a)(b)		17,193	17,148,698
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		1,110	1,107,719
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		190	187,060
Series 2007-C32, Class A1A, 5.89%, 6/15/49 (b)		11,327	11,645,841
Series 2007-C32, Class AMFL, 0.67%, 6/15/49 (a)(b)		13,164	12,567,640

6	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	USD	15,555	$15,971,319
Series 2007-C33, Class AM, 6.15%, 2/15/51 (b)		5,540	5,704,719
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)		16,705	17,121,149
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH1, 3.19%, 1/15/27 (a)(b)		3,500	3,327,201
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		196	195,703
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45		1,970	2,117,508

			518,771,619
Interest Only Commercial Mortgage-Backed Securities — 1.3%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.46%, 3/10/47 (b)		36,637	2,390,420
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR15, Class XA, 1.46%, 2/10/47 (b)		61,089	3,225,328
Series 2015-CR22, Class XA, 1.58%, 3/10/48 (b)		61,165	3,646,228
Series 2015-CR23, Class XA, 1.15%, 5/10/48 (b)		40,963	2,419,330
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)		130,614	6,554,252
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		157,420	6,428,639
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		100,000	3,906,280
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.98%, 1/15/49 (b)		13,296	1,659,507
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, 1.34%, 10/15/48 (b)		66,582	4,421,903
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2, 2.98%, 7/15/50		25,100	26,284,830
TAURUS PLC, Series 2013-GMF1, Class DAC, 1.15%, 5/21/24	EUR	142,000	441,238
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.81%, 5/10/63 (a)(b)	USD	53,984	3,078,356
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.83%, 5/25/36 (a)(b)		1,249	11,539
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA, 2.31%, 8/15/45 (a)(b)		31,121	2,336,300

			66,804,150
Total Non-Agency Mortgage-Backed Securities — 12.4%			637,903,790

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 5.5%
Freddie Mac:
1.00%, 4/27/18		50,470	50,564,934
1.05%, 4/27/18		50,470	50,472,523
1.05%, 4/26/18		49,630	49,652,532
1.13%, 10/11/18		34,340	34,340,927
1.29%, 5/03/19		83,500	83,558,199
1.30%, 4/29/19		17,325	17,330,683

			285,919,798

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.8%
Fannie Mae:
Series 1997-20, Class FB, 0.88%, 3/25/27 (b)	USD	255	$251,411
Series 2002-T6, Class A1, 3.31%, 2/25/32		87	87,680
Series 2011-48, Class MG, 4.00%, 6/25/26 (d)		4,001	4,309,728
Series 2011-84, Class MG, 4.00%, 9/25/26 (d)		5,180	5,578,540
Series 2014-C02, Class 1M1, 1.40%, 5/25/24 (b)		3,661	3,636,094
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		149	162,310
Series 2577, Class UC, 5.00%, 2/15/18		70	71,296
Series 3710, Class MG, 4.00%, 8/15/25 (d)		2,382	2,536,475
Series 3959, Class MA, 4.50%, 11/15/41		5,385	5,953,993
Series 3986, Class M, 4.50%, 9/15/41		5,722	6,237,305
Series 4390, Class CA, 3.50%, 6/15/50		13,252	14,186,019
Series 4446, Class MA 3.50%, 12/15/50		22,698	24,135,434
Series 4569, Class JA 3.00%, 3/15/42		23,669	24,939,820
Series 4593, Class MP, 4.00%, 4/15/54		36,710	39,857,515
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		11,563	12,168,793

			144,112,413
Commercial Mortgage-Backed Securities — 1.1%
Freddie Mac:
Series KJO5, Class A2, 2.16%, 10/25/21		11,543	11,773,686
Series KP03, Class A2, 1.78%, 7/25/19		43,750	44,409,509

			56,183,195
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae:
Series 2012-M9, Class X1, 4.02%, 12/25/17 (b)		44,818	1,506,784
Series 2013-M4, Class X1, 4.09%, 2/25/18 (b)		23,143	915,335
Series 2013-M5, Class X2, 2.43%, 1/25/22 (b)		29,288	2,564,073
Freddie Mac:
Series K044, Class X1, 0.88%, 1/25/25		54,918	2,843,405
Series K718, Class X1, 0.77%, 1/25/22 (b)		12,955	393,217
Series KW01, Class X1, 1.12%, 1/25/26 (b)		48,039	3,346,468
Ginnie Mae, Series 2012-120, Class IO, 0.90%, 2/16/53 (b)		38,656	2,360,646

			13,929,928
Mortgage-Backed Securities — 12.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/31 (e)		95,625	98,932,592
2.88%, 9/01/45 (b)		19,108	19,803,732
2.92%, 11/01/45 (b)		1,631	1,697,804
3.00%, 7/01/31 (e)		29,920	31,366,913
3.15%, 6/01/45 (b)		23,879	24,922,270
3.50%, 7/01/31 (e)		64,660	68,515,327
3.59%, 9/01/42 (b)		15,558	16,429,182
4.00%, 7/01/31-7/01/46 (e)		260,855	278,799,110
4.50%, 7/01/31 (e)		10,490	10,754,299
5.00%, 4/01/21		2	2,514
5.50%, 6/01/20-10/01/21		871	936,631
6.00%, 2/01/17		1	1,465
6.50%, 4/01/21		131	138,209
7.00%, 8/01/17-11/01/17		14	13,814
7.50%, 8/01/16		0	116

BLACKROCK FUNDS II	JUNE 30, 2016	7

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
2.91%, 10/01/45 (b)	USD	9,134	$9,458,684
3.00%, 7/01/31 (e)		50,215	52,676,710
3.50%, 7/01/31 (e)		43,215	45,735,377

			660,184,749
Total U.S. Government Sponsored Agency Securities — 22.5%			1,160,330,083

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Notes, 0.63%, 1/15/26		26,881	28,306,634
U.S. Treasury Notes:
0.75%, 12/31/17-2/15/19 (f)		566,915	568,358,259
0.88%, 1/15/18-5/15/19 (f)		641,820	644,832,365
Total U.S. Treasury Obligations — 24.1%			1,241,497,258
Total Long-Term Investments (Cost — $5,903,180,654) — 114.6%			5,899,586,301

Short-Term Securities
Money Market Funds — 0.2%		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (c)(g)		10,615,437	10,615,437

Repurchase Agreements		Par (000)	Value
Barclays Capital, Inc., 1.00%, 7/01/16 (b) (Purchased on 6/30/16 to be repurchased at $75,002,083, collateralized by various Asset-Backed Securities, 0.00% to 7.62% due from 2/21/17 to 4/26/55, aggregate original par and fair value of $176,799,283 and $86,250,000, respectively)		75,000	75,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.08%, 7/01/16 (b) (Purchased on 6/30/16 to be repurchased at $135,004,050, collateralized by various Collaterized Mortgage Obligations, 3.05% to 6.44% due from 5/28/24 to 9/25/28, aggregate original par and fair value of $159,297,615 and $162,000,000, respectively)		135,000	135,000,000

Repurchase Agreements		Par (000)	Value
Mizuho Securities USA, Inc., 1.75%, 7/01/16 (b) (Purchased on 6/30/16 to be repurchased at $80,003,880, collateralized by various Asset-Backed Securities and Collaterized Mortgage Obligations, 0.55% to 7.50% due from 2/25/37 to 7/25/41, aggregate original par and fair value of $620,928,564 and $90,871,009, respectively)	USD	80,000	$80,000,000
Total Repurchase Agreements (Cost — $290,000,000) — 5.6%			290,000,000
Total Short-Term Securities (Cost — $300,615,437) — 5.8%			300,615,437

Options Purchased
(Cost — $365,972) — 0.0%			289,094
Total Investments Before TBA Sale Commitments (Cost — $6,204,162,063*) — 120.4%			6,200,490,832

TBA Sale Commitments (e)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities, 4.00%, 7/01/46		119,800	(128,444,624)
Total TBA Sale Commitments (Proceeds — $128,036,250) — (2.5)%			(128,444,624)

Total Investments Net of TBA Sale Commitments — 117.9%			6,072,046,208
Liabilities in Excess of Other Assets — (17.9)%			(921,527,235)

Net Assets — 100.0%			$5,150,518,973

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,204,564,262

Gross unrealized appreciation	$68,207,184
Gross unrealized depreciation	(72,280,614)

Net unrealized depreciation	$(4,073,430)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

8	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

(c)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2015	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,377,592	9,237,845	[1]	—	10,615,437	$10,615,437	$131,942	$1,108
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$39,806	—		(1,198)	$38,608	36,168	925	7
iShares 1-3 Year Credit Bond ETF	50,000	190,270		(240,270)	—	—	48,134	(142,108)
Total						$10,651,605	$181,001	$(140,993)

[1]	Represents net shares purchased.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$250,927,173	$1,081,634
J.P. Morgan Securities LLC	$22,022,174	$(59,779)
Morgan Stanley & Co. LLC	$162,701,228	$446,161
Wells Fargo Securities, LLC	$22,685,128	$37,711

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Current yield as of period end.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Bank of Montreal	0.46%	6/28/16	Open	$80,400,000	$ 80,403,082	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.72%	6/29/16	Open	117,585,000	117,587,352	U.S. Treasury Obligations	Open/Demand
Deutsche Bank Securities, Inc.	0.70%	6/29/16	7/01/16	45,819,594	45,820,485	U.S. Treasury Obligations	Overnight
Nomura Securities International, Inc.	0.50%	6/29/16	Open	117,585,000	117,586,633	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.90%	6/30/16	7/01/16	88,550,000	88,552,214	U.S. Treasury Obligations	Overnight
Total				$449,939,594	$449,949,766

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(47)	Euro-Bobl	September 2016	USD	6,968,372	$(55,282)
(19)	U.S. Treasury Bonds (30 Year)	September 2016	USD	3,274,531	(158,872)
(372)	U.S. Treasury Notes (10 Year)	September 2016	USD	49,470,188	(1,123,942)
5,455	U.S. Treasury Notes (2 Year)	September 2016	USD	1,196,434,927	4,426,759
(4,160)	U.S. Treasury Notes (5 Year)	September 2016	USD	508,202,502	(6,228,203)
5	U.S. Ultra Treasury Bonds	September 2016	USD	931,875	35,885
(38)	U.S. Ultra Treasury Notes (10 Year)	September 2016	USD	5,535,531	7,669
956	Euro Dollar	December 2016	USD	237,386,750	487,450
(1,026)	Euro Dollar	December 2017	USD	254,383,875	(845,070)
Total					$(3,453,606)

BLACKROCK FUNDS II	JUNE 30, 2016	9

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

   Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,330,100	USD	675,000	Goldman Sachs International	7/05/16	$ 49,198
BRL	3,448,137	USD	966,000	Goldman Sachs International	7/05/16	105,685
BRL	4,197,596	USD	1,157,000	Goldman Sachs International	7/05/16	147,618
BRL	6,900,353	USD	1,914,000	HSBC Bank PLC	7/05/16	230,637
BRL	2,363,850	USD	675,000	JPMorgan Chase Bank N.A.	7/05/16	59,687
BRL	4,590,000	USD	1,350,000	Morgan Stanley & Co. International PLC	7/05/16	76,577
BRL	2,390,987	USD	663,058	Royal Bank of Scotland PLC	7/05/16	80,063
BRL	3,481,245	USD	963,000	Royal Bank of Scotland PLC	7/05/16	118,975
COP	2,329,563,840	USD	771,200	Credit Suisse International	7/05/16	25,405
MXN	17,120,107	USD	987,000	JPMorgan Chase Bank N.A.	7/05/16	(51,032)
MXN	23,890,430	USD	1,305,417	JPMorgan Chase Bank N.A.	7/05/16	690
USD	799,406	BRL	2,909,038	Goldman Sachs International	7/05/16	(104,726)
USD	1,350,000	BRL	4,515,750	Goldman Sachs International	7/05/16	(53,500)
USD	3,404,652	BRL	11,388,560	Goldman Sachs International	7/05/16	(134,926)
USD	1,350,000	BRL	4,577,850	Morgan Stanley & Co. International PLC	7/05/16	(72,801)
USD	1,459,000	BRL	5,099,205	Royal Bank of Scotland PLC	7/05/16	(125,839)
USD	771,200	COP	2,423,411,168	Credit Suisse International	7/05/16	(57,496)
USD	443,917	MXN	8,249,036	Citibank N.A.	7/05/16	(7,064)
USD	493,500	MXN	8,978,591	Goldman Sachs International	7/05/16	2,634
USD	1,355,000	MXN	24,797,855	JPMorgan Chase Bank N.A.	7/05/16	(716)
AUD	17,440,000	CAD	16,380,869	Westpac Banking Corp.	7/06/16	324,306
AUD	17,480,000	NZD	18,616,654	Westpac Banking Corp.	7/06/16	(254,424)
CAD	16,333,955	AUD	17,440,000	HSBC Bank PLC	7/06/16	(360,619)
CAD	168,468,000	USD	132,607,644	State Street Bank and Trust Co.	7/06/16	(2,206,199)
EUR	1,193,560	RUB	85,781,136	Deutsche Bank AG	7/06/16	(14,402)
EUR	1,026,000	USD	1,145,246	Morgan Stanley & Co. International PLC	7/06/16	(6,381)
MXN	11,452,646	USD	619,578	Citibank N.A.	7/06/16	6,486
MXN	11,912,917	USD	660,249	HSBC Bank PLC	7/06/16	(9,024)
MXN	21,562,500	USD	1,159,000	Morgan Stanley & Co. International PLC	7/06/16	19,724
MXN	7,097,685	USD	384,000	State Street Bank and Trust Co.	7/06/16	3,998
MXN	10,609,342	USD	569,504	UBS AG	7/06/16	10,461
NZD	18,477,758	AUD	17,480,000	JPMorgan Chase Bank N.A.	7/06/16	155,284
NZD	18,900,000	USD	13,013,954	HSBC Bank PLC	7/06/16	476,339
RUB	90,489,729	EUR	1,193,560	Deutsche Bank AG	7/06/16	87,914
RUB	79,646,750	USD	1,195,000	Deutsche Bank AG	7/06/16	48,485
RUB	80,543,000	USD	1,195,000	Deutsche Bank AG	7/06/16	62,477
USD	13,184,580	AUD	18,199,000	Standard Chartered Bank	7/06/16	(385,153)
USD	128,927,235	CAD	167,929,000	Royal Bank of Canada	7/06/16	(1,057,001)
USD	27,008,898	EUR	24,187,000	Barclays Bank PLC	7/06/16	161,217
USD	20,229,180	GBP	13,813,000	Barclays Bank PLC	7/06/16	1,839,556
USD	72,894	GBP	50,000	Morgan Stanley & Co. International PLC	7/06/16	6,327
USD	3,061,223	GBP	2,166,000	Morgan Stanley & Co. International PLC	7/06/16	177,568
USD	638,706	MXN	11,452,646	BNP Paribas S.A.	7/06/16	12,642

10	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	643,940	MXN	11,546,486	BNP Paribas S.A.	7/06/16	$ 12,746
USD	1,543,000	MXN	28,804,965	Citibank N.A.	7/06/16	(31,636)
USD	604,992	MXN	10,975,774	UBS AG	7/06/16	4,997
USD	12,750,961	NZD	18,900,000	Westpac Banking Corp.	7/06/16	(739,332)
USD	1,195,000	RUB	78,413,510	BNP Paribas S.A.	7/06/16	(29,231)
USD	1,195,000	RUB	77,376,250	Deutsche Bank AG	7/06/16	(13,037)
MXN	21,426,572	USD	1,159,000	Goldman Sachs International	7/07/16	12,181
MXN	53,622,695	USD	2,818,983	Goldman Sachs International	7/07/16	112,044
USD	386,333	MXN	7,229,726	Deutsche Bank AG	7/07/16	(8,845)
USD	2,818,983	MXN	52,652,076	Deutsche Bank AG	7/07/16	(58,990)
USD	386,333	MXN	7,232,477	Royal Bank of Scotland PLC	7/07/16	(8,995)
USD	386,333	MXN	7,227,528	UBS AG	7/07/16	(8,725)
MXN	10,894,384	USD	589,291	Royal Bank of Scotland PLC	7/08/16	6,141
TRY	3,518,024	USD	1,188,000	BNP Paribas S.A.	7/08/16	32,591
TRY	2,370,790	USD	816,000	Morgan Stanley & Co. International PLC	7/08/16	6,554
USD	600,606	MXN	10,894,384	State Street Bank and Trust Co.	7/08/16	5,173
USD	816,000	TRY	2,370,562	BNP Paribas S.A.	7/08/16	(6,475)
USD	1,188,000	TRY	3,536,964	Deutsche Bank AG	7/08/16	(39,162)
USD	613,844	ZAR	9,740,751	Citibank N.A.	7/08/16	(46,426)
USD	1,189,429	ZAR	18,883,261	Citibank N.A.	7/08/16	(90,560)
USD	1,534,610	ZAR	24,347,504	HSBC Bank PLC	7/08/16	(115,768)
ZAR	23,340,513	USD	1,524,600	BNP Paribas S.A.	7/08/16	57,520
ZAR	15,212,241	USD	1,016,400	Goldman Sachs International	7/08/16	14,751
ZAR	12,106,559	USD	796,883	Morgan Stanley & Co. International PLC	7/08/16	23,752
CNH	18,548,436	USD	2,779,000	BNP Paribas S.A.	7/11/16	2,641
EUR	2,488,500	USD	2,848,422	Goldman Sachs International	7/13/16	(85,450)
INR	103,115,480	USD	1,534,000	JPMorgan Chase Bank N.A.	7/13/16	(9,822)
MXN	8,893,343	USD	480,681	BNP Paribas S.A.	7/13/16	5,151
MXN	26,196,087	USD	1,409,836	Citibank N.A.	7/13/16	21,223
MXN	28,572,215	USD	1,537,869	Citibank N.A.	7/13/16	22,994
MXN	54,587,567	USD	2,936,710	Royal Bank of Scotland PLC	7/13/16	45,339
MXN	3,933,742	USD	210,924	State Street Bank and Trust Co.	7/13/16	3,971
USD	2,813,461	EUR	2,488,500	Royal Bank of Scotland PLC	7/13/16	50,489
USD	1,534,000	INR	104,664,820	Standard Chartered Bank	7/13/16	(13,079)
USD	475,577	MXN	8,711,380	JPMorgan Chase Bank N.A.	7/13/16	(315)
USD	748,526	MXN	13,711,121	JPMorgan Chase Bank N.A.	7/13/16	(495)
USD	1,044,713	MXN	19,136,529	JPMorgan Chase Bank N.A.	7/13/16	(691)
USD	3,779,147	MXN	70,014,582	Morgan Stanley & Co. International PLC	7/13/16	(45,661)
USD	569,088	MXN	10,609,342	UBS AG	7/13/16	(10,487)
USD	895,000	ZAR	13,322,075	BNP Paribas S.A.	7/13/16	(7,084)
USD	895,000	ZAR	13,190,267	Morgan Stanley & Co. International PLC	7/13/16	1,841
ZAR	13,404,773	USD	895,000	Citibank N.A.	7/13/16	12,684
ZAR	13,553,961	USD	895,000	Goldman Sachs International	7/13/16	22,786
CAD	1,125,820	USD	867,500	Deutsche Bank AG	7/14/16	3,961
CAD	1,119,844	USD	867,500	Royal Bank of Canada	7/14/16	(665)
CAD	563,532	USD	433,750	Royal Bank of Scotland PLC	7/14/16	2,462

BLACKROCK FUNDS II	JUNE 30, 2016	11

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,391,000	USD	1,572,143	Royal Bank of Scotland PLC	7/14/16	$ (27,663)
INR	140,422,580	USD	2,089,000	JPMorgan Chase Bank N.A.	7/14/16	(13,749)
JPY	164,139,995	USD	1,531,000	Citibank N.A.	7/14/16	59,201
JPY	545,014,256	USD	5,084,000	Standard Chartered Bank	7/14/16	196,140
KRW	1,469,390,000	USD	1,270,000	Morgan Stanley & Co. International PLC	7/14/16	5,497
KRW	742,315,000	USD	635,000	Standard Chartered Bank	7/14/16	9,363
MYR	3,126,062	USD	767,000	JPMorgan Chase Bank N.A.	7/14/16	7,660
RUB	64,033,765	USD	982,000	BNP Paribas S.A.	7/14/16	15,547
RUB	130,417,770	USD	1,988,000	BNP Paribas S.A.	7/14/16	43,706
RUB	131,029,080	USD	1,988,000	Deutsche Bank AG	7/14/16	53,230
USD	867,500	CAD	1,111,271	Morgan Stanley & Co. International PLC	7/14/16	7,301
USD	1,582,713	EUR	1,391,000	Morgan Stanley & Co. International PLC	7/14/16	38,233
USD	1,112,065	INR	75,292,350	Citibank N.A.	7/14/16	(652)
USD	976,935	INR	66,138,510	HSBC Bank PLC	7/14/16	(501)
USD	6,615,000	JPY	706,116,852	Royal Bank of Scotland PLC	7/14/16	(225,914)
USD	3,175,000	KRW	3,692,683,750	JPMorgan Chase Bank N.A.	7/14/16	(30,418)
USD	1,789,200	RUB	115,421,292	Deutsche Bank AG	7/14/16	(8,885)
USD	994,000	RUB	66,399,200	Morgan Stanley & Co. International PLC	7/14/16	(40,396)
USD	982,000	RUB	63,447,020	Société Générale	7/14/16	(6,406)
USD	1,534,000	TWD	49,448,490	JPMorgan Chase Bank N.A.	7/14/16	631
USD	847,440	MXN	15,732,153	Bank of America N.A.	7/19/16	(11,493)
USD	885,960	MXN	16,424,978	Bank of America N.A.	7/19/16	(10,799)
MXN	11,413,713	USD	616,592	Goldman Sachs International	7/20/16	6,507
MXN	11,539,420	USD	638,855	HSBC Bank PLC	7/20/16	(8,895)
USD	598,014	MXN	11,104,787	State Street Bank and Trust Co.	7/20/16	(8,219)
USD	644,725	MXN	11,848,347	State Street Bank and Trust Co.	7/20/16	(2,101)
USD	130,078	RUB	8,595,252	JPMorgan Chase Bank N.A.	7/20/16	(3,604)
TRY	4,178,667	USD	1,425,600	HSBC Bank PLC	7/22/16	19,177
TRY	2,105,184	USD	712,800	Royal Bank of Scotland PLC	7/22/16	15,068
USD	2,138,400	TRY	6,217,826	Citibank N.A.	7/22/16	(11,417)
MXN	10,880,170	USD	574,000	BNP Paribas S.A.	7/28/16	19,516
COP	2,839,675,000	USD	970,000	Credit Suisse International	8/01/16	(5,085)
COP	2,869,260,000	USD	970,000	Credit Suisse International	8/01/16	4,968
COP	3,968,524,000	USD	1,355,000	Standard Chartered Bank	8/01/16	(6,504)
COP	5,714,055,000	USD	1,935,000	Standard Chartered Bank	8/01/16	6,623
BRL	4,550,715	USD	1,350,000	Goldman Sachs International	8/02/16	51,727
BRL	11,476,741	USD	3,404,652	Goldman Sachs International	8/02/16	130,455
USD	13,019,933	AUD	17,483,000	Standard Chartered Bank	8/03/16	(110,893)
USD	24,904,195	EUR	22,414,000	Morgan Stanley & Co. International PLC	8/03/16	(7,568)
USD	21,580,612	GBP	16,026,000	Royal Bank of Scotland PLC	8/03/16	695,966
SEK	105,563,521	EUR	11,195,000	BNP Paribas S.A.	8/05/16	56,562
SEK	4,857,642	EUR	515,000	Goldman Sachs International	8/05/16	2,772
USD	3,937,498	EUR	3,454,000	Royal Bank of Scotland PLC	8/05/16	99,256
EUR	2,428,943	USD	2,749,309	Royal Bank of Scotland PLC	8/12/16	(49,478)
USD	2,775,757	EUR	2,428,943	Royal Bank of Scotland PLC	8/12/16	75,927
EUR	715,600	RUB	52,074,212	Deutsche Bank AG	8/16/16	(8,481)

12	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,200,651	USD	1,349,081	Citibank N.A.	8/16/16	$ (14,337)
EUR	1,391,000	USD	1,576,925	Deutsche Bank AG	8/16/16	(30,572)
EUR	894,600	USD	992,773	JPMorgan Chase Bank N.A.	8/16/16	1,739
EUR	1,432,076	USD	1,587,876	Morgan Stanley & Co. International PLC	8/16/16	4,140
EUR	2,124,529	USD	2,355,724	Morgan Stanley & Co. International PLC	8/16/16	6,082
EUR	2,488,500	USD	2,816,544	Royal Bank of Scotland PLC	8/16/16	(50,118)
JPY	705,432,199	USD	6,615,000	Royal Bank of Scotland PLC	8/16/16	226,560
MXN	8,283,099	USD	443,917	Citibank N.A.	8/16/16	7,005
MXN	22,049,309	USD	1,157,000	Deutsche Bank AG	8/16/16	43,338
MXN	52,869,623	USD	2,818,983	Deutsche Bank AG	8/16/16	59,176
MXN	21,528,770	USD	1,148,000	Royal Bank of Scotland PLC	8/16/16	24,000
PLN	15,380,747	USD	3,886,235	BNP Paribas S.A.	8/16/16	7,635
PLN	14,542,800	USD	3,754,870	JPMorgan Chase Bank N.A.	8/16/16	(73,139)
PLN	26,840,405	USD	6,703,607	Royal Bank of Scotland PLC	8/16/16	91,449
PLN	27,318,939	USD	7,050,049	State Street Bank and Trust Co.	8/16/16	(133,844)
RUB	52,681,041	EUR	715,600	Deutsche Bank AG	8/16/16	17,850
RUB	92,818,560	USD	1,392,000	Deutsche Bank AG	8/16/16	41,076
RUB	126,029,520	USD	1,944,900	Deutsche Bank AG	8/16/16	938
USD	261,163	EUR	235,580	Goldman Sachs International	8/16/16	(728)
USD	986,325	EUR	894,600	Royal Bank of Scotland PLC	8/16/16	(8,188)
USD	1,573,805	EUR	1,391,000	Royal Bank of Scotland PLC	8/16/16	27,452
USD	2,749,658	EUR	2,428,943	Royal Bank of Scotland PLC	8/16/16	49,441
USD	3,757,610	EUR	3,321,025	Royal Bank of Scotland PLC	8/16/16	65,678
USD	114,719	GBP	85,000	Barclays Bank PLC	8/16/16	1,514
USD	965,817	GBP	715,000	BNP Paribas S.A.	8/16/16	13,564
USD	965,851	GBP	715,000	BNP Paribas S.A.	8/16/16	13,599
USD	1,320,675	GBP	995,400	Citibank N.A.	8/16/16	(5,020)
USD	970,349	GBP	720,000	Deutsche Bank AG	8/16/16	11,437
USD	850,452	GBP	630,000	JPMorgan Chase Bank N.A.	8/16/16	11,404
USD	973,104	GBP	720,000	JPMorgan Chase Bank N.A.	8/16/16	14,192
USD	385,015	GBP	285,000	Royal Bank of Scotland PLC	8/16/16	5,446
USD	1,377,500	JPY	141,700,670	BNP Paribas S.A.	8/16/16	3,231
USD	1,930,000	JPY	198,288,200	BNP Paribas S.A.	8/16/16	6,923
USD	1,377,500	JPY	141,586,337	Goldman Sachs International	8/16/16	4,340
USD	1,930,000	JPY	198,519,800	Morgan Stanley & Co. International PLC	8/16/16	4,677
USD	617,058	MXN	11,452,646	Citibank N.A.	8/16/16	(6,410)
USD	1,157,000	MXN	22,096,706	Citibank N.A.	8/16/16	(45,918)
USD	614,953	MXN	11,413,713	Goldman Sachs International	8/16/16	(6,396)
USD	956,900	MXN	17,942,073	Goldman Sachs International	8/16/16	(19,845)
USD	1,159,000	MXN	21,511,735	Goldman Sachs International	8/16/16	(12,073)
USD	587,015	MXN	10,894,384	Royal Bank of Scotland PLC	8/16/16	(6,063)
USD	384,000	MXN	7,126,902	State Street Bank and Trust Co.	8/16/16	(3,980)
USD	25,733,924	PLN	100,398,713	Royal Bank of Scotland PLC	8/16/16	316,464
USD	2,221,819	PLN	8,613,103	State Street Bank and Trust Co.	8/16/16	41,281
USD	1,944,900	RUB	129,870,698	Deutsche Bank AG	8/16/16	(60,244)
USD	1,392,000	RUB	90,758,400	JPMorgan Chase Bank N.A.	8/16/16	(9,263)

BLACKROCK FUNDS II	JUNE 30, 2016	13

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,954,000	CNH	65,712,326	Deutsche Bank AG	11/07/16	$152,492
Total						$311,608

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	Up-and-Out	Deutsche Bank AG	7/07/16	CNH	6.62	CNH	6.88	USD	2,779	$22,638

OTC Options Purchased
Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Citibank N.A.	7/01/16	MXN	17.65	USD	1,911	$84,150
		Morgan Stanley
USD Currency	Call	Capital Services LLC	7/01/16	TRY	2.95	USD	3,564	18
USD Currency	Call	UBS AG	7/01/16	RUB	64.50	USD	2,980	3,367
USD Currency	Call	BNP Paribas S.A.	7/08/16	ZAR	15.00	USD	2,922	13,953
		Goldman Sachs
USD Currency	Call	Bank USA	7/12/16	CAD	1.29	USD	1,735	18,596
USD Currency	Call	UBS AG	7/18/16	MXN	19.00	USD	1,148	6,296
USD Currency	Call	Deutsche Bank AG	8/05/16	JPY	106.00	USD	1,928	9,090
		JPMorgan Chase
USD Currency	Put	Bank N.A.	7/15/16	MXN	18.50	USD	7,616	105,798
		JPMorgan Chase
USD Currency	Put	Bank N.A.	7/15/16	MXN	18.30	USD	2,889	25,188
Total								$266,456

Centrally Cleared Credit Default Swaps - Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.IG Series 26 Version 1	1.00%	6/20/21	BBB+	USD 159,270	$442,373

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.49%[1]	6-month EURIBOR	7/04/19	EUR	120,000	$ 3,397,600
0.45%[2]	6-month EURIBOR	7/04/19	EUR	120,000	(2,904,033)
1.46%[2]	3-month LIBOR	6/28/26	USD	4,234	(34,202)
1.46%[2]	3-month LIBOR	6/28/26	USD	1,058	(8,599)
Total					$ 450,766

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

14	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

OTC Credit Default Swaps - Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,967	$ 162,896	$ 72,067	$ 90,829
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,888	156,354	63,237	93,117
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,888	156,459	63,882	92,577
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/20	USD	903	207,239	83,420	123,819
Genworth Holdings, Inc.	1.00%	Goldman Sachs Bank USA	6/20/20	USD	1,684	386,573	146,945	239,628
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	442	101,462	41,661	59,801
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	2,086	23,260	14,589	8,671
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	2,086	32,291	22,165	10,126
Federation of Malaysia	1.00%	Barclays Bank PLC	6/20/21	USD	2,704	68,863	79,224	(10,361)
Federation of Malaysia	1.00%	Barclays Bank PLC	6/20/21	USD	2,314	58,930	62,248	(3,318)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	840	68,762	87,139	(18,377)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	1,970	161,264	212,468	(51,204)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	1,290	105,599	129,623	(24,024)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	8,772	718,074	733,527	(15,453)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	510	41,748	55,697	(13,949)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	490	40,111	50,782	(10,671)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	702	57,466	71,386	(13,920)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	250	20,504	20,474	30
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	19	1,555	1,946	(391)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	540	44,204	57,545	(13,341)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	540	44,205	59,442	(15,237)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	1,210	99,050	124,071	(25,021)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	1,937	12,307	11,915	392
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	1,169	7,428	7,249	179
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	1,162	7,385	7,691	(306)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	974	6,190	6,495	(305)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	966	6,139	6,383	(244)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	966	6,139	6,383	(244)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	966	6,139	7,274	(1,135)
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	779	4,952	4,833	119
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	775	4,923	4,766	157
Republic of the Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	775	4,923	5,127	(204)
Republic of the Philippines	1.00%	BNP Paribas S.A.	6/20/21	USD	2,446	15,545	12,134	3,411
Republic of the Philippines	1.00%	Citibank N.A.	6/20/21	USD	1,109	7,049	6,362	687
Republic of the Philippines	1.00%	Citibank N.A.	6/20/21	USD	1,053	6,693	6,971	(278)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2,128	13,524	11,431	2,093
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	995	6,323	5,719	604
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	309	1,965	1,899	66
Total						$2,874,493	$2,366,170	$508,323

OTC Credit Default Swaps - Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	2,086	$ (23,260)	$ (16,910)	$ (6,350)
		JPMorgan Chase Bank
United Mexican States	1.00%	N.A.	9/20/20	BBB+	USD	2,086	(32,290)	(19,309)	(12,981)
Federation of Malaysia	1.00%	Citibank N.A.	6/20/21	A-	USD	2,472	(62,943)	(58,549)	(4,394)
Federative Republic of Brazil	1.00%	Barclays Bank PLC	6/20/21	BB	USD	602	(57,885)	(65,682)	7,797
Republic of the Philippines	1.00%	Bank of America N.A.	6/20/21	BBB	USD	16	(99)	(75)	(24)
Total							$(176,477)	$(160,525)	$(15,952)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	JUNE 30, 2016	15

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.51%[1]	1-day COOIS	Credit Suisse International	7/06/16	COP 24,802,550	$ 4,749	$ (2)	$ 4,751
6.64%[1]	1-day COOIS	Credit Suisse International	8/22/16	COP 10,999,242	10,400	—	10,400
	3-month KRW
	Certificate of
1.92%[1]	Deposit	Deutsche Bank AG	11/10/17	KRW 3,145,030	25,994	5,712	20,282
	3-month KRW
	Certificate of
1.69%[2]	Deposit	Deutsche Bank AG	11/10/17	KRW 3,145,030	(16,329)	—	(16,329)
	1-day
12.24%[1]	BZDIOVER	Bank of America N.A.	1/02/19	BRL 27,807	(11,123)	—	(11,123)
	1-day
12.46%[1]	BZDIOVER	Bank of America N.A.	1/02/19	BRL 13,835	9,521	—	9,521
	1-day
12.29%[1]	BZDIOVER	Bank of America N.A.	1/02/19	BRL 13,806	(5,725)	—	(5,725)
	1-day
12.52%[1]	BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL 13,826	15,600	—	15,600
	1-day
12.31%[1]	BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL 7,588	7,708	—	7,708
	1-day
12.75%[1]	BZDIOVER	Citibank N.A.	1/04/21	BRL 4,216	41,046	—	41,046
	1-day
12.74%[1]	BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL 2,885	27,596	—	27,596
	7-day China
	Fixing Repo
2.77%[1]	Rates	Bank of America N.A.	5/12/21	CNY 14,315	20,976	(22)	20,998
	7-day China
	Fixing Repo
2.75%[1]	Rates	Bank of America N.A.	5/12/21	CNY 11,450	14,991	(17)	15,008
	7-day China
	Fixing Repo
2.75%[1]	Rates	Bank of America N.A.	5/12/21	CNY 11,450	14,991	(17)	15,008
	7-day China
	Fixing Repo
2.75%[1]	Rates	Bank of America N.A.	5/12/21	CNY 9,178	12,252	(53)	12,305
	7-day China
	Fixing Repo
2.74%[1]	Rates	Bank of America N.A.	5/12/21	CNY 9,175	11,598	(51)	11,649
	7-day China
	Fixing Repo
2.75%[1]	Rates	Bank of America N.A.	5/12/21	CNY 5,725	7,496	(8)	7,504
	7-day China
	Fixing Repo
2.73%[1]	Rates	Bank of America N.A.	5/12/21	CNY 5,725	6,481	(8)	6,489
	1-day
12.92%[1]	BZDIOVER	Bank of America N.A.	1/02/23	BRL 3,942	65,050	—	65,050
	1-day
12.62%[1]	BZDIOVER	Bank of America N.A.	1/02/23	BRL 1,050	11,254	—	11,254
	1-day
12.73%[1]	BZDIOVER	Bank of America N.A.	1/02/23	BRL 903	11,607	—	11,607
	1-day
12.37%[1]	BZDIOVER	Citibank N.A.	1/02/23	BRL 3,468	21,083	—	21,083
	1-day
12.75%[1]	BZDIOVER	Citibank N.A.	1/02/23	BRL 919	12,179	—	12,179
	1-day
12.50%[1]	BZDIOVER	JPMorgan Chase Bank N.A.	1/02/23	BRL 17,031	144,725	—	144,725
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN 10,282	13,271	(49)	13,320
		Morgan Stanley Capital Services
6.32%[1]	28-day MXIBTIIE	LLC	7/17/25	MXN 20,635	28,077	(98)	28,175
6.32%[1]	28-day MXIBTIIE	Goldman Sachs Bank USA	8/06/25	MXN 30,867	39,929	(144)	40,073
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN 10,120	(12,406)	46	(12,452)

16	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN 10,120	$ (12,406)	$ 46	$ (12,452)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN 37,565	(45,636)	169	(45,805)
6.30%[1]	28-day MXIBTIIE	Goldman Sachs Bank USA	6/15/26	MXN 115,102	110,860	(372)	111,232
Total					$585,809	$5,132	$580,677

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,157,804,413	$78,081,817	$1,235,886,230
Corporate Bonds	—	1,456,102,742	—	1,456,102,742
Floating Rate Loan Interests	—	4,757,801	—	4,757,801
Foreign Agency Obligations	—	109,753,138	—	109,753,138
Foreign Government Obligations	—	53,355,259	—	53,355,259
Non-Agency Mortgage-Backed Securities	—	636,825,322	1,078,468	637,903,790
U.S. Government Sponsored Agency Securities	—	1,160,330,083	—	1,160,330,083
U.S. Treasury Obligations	—	1,241,497,258	—	1,241,497,258
Short-Term Securities:
Money Market Funds	$10,615,437	—	—	10,615,437
Repurchase Agreements	—	290,000,000	—	290,000,000
Options Purchased:
Foreign currency exchange contracts	—	289,094	—	289,094
Liabilities:
Investments:
TBA Sale Commitments	—	(128,444,624)	—	(128,444,624)

Total	$10,615,437	$5,982,270,486	$79,160,285	$6,072,046,208

BLACKROCK FUNDS II	JUNE 30, 2016	17

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,176,476	—	$1,176,476
Foreign currency exchange contracts	—	7,669,101	—	7,669,101
Interest rate contracts	$4,950,094	4,082,163	—	9,032,257
Liabilities:
Credit contracts	—	(241,732)	—	(241,732)
Foreign currency exchange contracts	—	(7,357,493)	—	(7,357,493)
Interest rate contracts	(8,403,700)	(3,050,720)	—	(11,454,420)

Total	$(3,453,606)	$2,277,795	—	$(1,175,811)

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,187,955	—	—	$1,187,955
Foreign currency at value	5,836,428	—	—	5,836,428
Cash pledged:
Futures contracts	3,044,170	—	—	3,044,170
Centrally cleared swaps	3,469,750	—	—	3,469,750
Liabilities:
Reverse repurchase agreements	—	$(449,949,766)	—	(449,949,766)
Cash received:
Collateral - TBA commitments	—	(930,000)	—	(930,000)
Collateral - reverse repurchase agreements	—	(22,000)	—	(22,000)
Collateral - OTC derivatives	—	(2,070,000)	—	(2,070,000)

Total	$13,538,303	$(452,971,766)	—	$(439,433,463)

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2015	$41,925,970	$601,600	$2,904,834	$45,432,404
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(14,972,729)	—	—	(14,972,729)
Accrued discounts/premiums	2,932	98	248	3,278
Net realized gain (loss)	548	2,104	9,902	12,554
Net change in unrealized appreciation (depreciation)[1]	(110,926)	36,198	(834,691)	(909,419)
Purchases	56,144,134	—	—	56,144,134
Sales	(4,908,112)	(640,000)	(1,001,825)	(6,549,937)

Closing Balance, as of June 30, 2016	$78,081,817	—	$1,078,468	$79,160,285

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$108,362	—	$(834,691)	$(726,329)

[1]     Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

18	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
ALM VII R Ltd., Series 2013-7RA, Class C, 4.09%, 4/24/24	USD	250	$240,000
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.53%, 7/15/25		250	237,813
Total Asset-Backed Securities — 0.1%			477,813

Common Stocks		Shares
Hotels, Restaurants & Leisure — 0.1%
Amaya, Inc. (c)		11,561	177,359
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc.		12,000	43,080
Southcross Holdings Borrower LP		34	10,200

			53,280
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $593) (c)(d)		593	593
Total Common Stocks — 0.1%			231,232

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.2%
Bombardier, Inc., 7.50%, 3/15/25 (a)	USD	169	146,185
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		87	91,024
KLX, Inc., 5.88%, 12/01/22 (a)		235	230,300
TransDigm, Inc., 6.38%, 6/15/26 (a)		268	267,330

			734,839
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22 (a)		394	375,777
Airlines — 0.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	111,453
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		121	115,555
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		558	564,570
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		190	199,975
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		290	297,747

			1,289,300
Auto Components — 0.2%
Schaeffler Finance BV:
4.25%, 5/15/21 (a)		240	243,300
4.75%, 5/15/21 (a)		560	571,900

			815,200
Building Products — 0.5%
Masonite International Corp., 5.63%, 3/15/23 (a)		129	133,837
Ply Gem Industries, Inc., 6.50%, 2/01/22		25	24,625
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		135	138,713
5.50%, 2/15/23 (a)		222	226,995
6.00%, 10/15/25 (a)		535	559,075
USG Corp.:
9.75%, 1/15/18		120	131,550
5.88%, 11/01/21 (a)		493	515,801

			1,730,596

Corporate Bonds		Par (000)	Value
Capital Markets — 0.1%
American Capital Ltd., 6.50%, 9/15/18 (a)	USD	195	$198,413
Chemicals — 0.4%
Chemours Co.:
6.63%, 5/15/23		119	101,150
7.00%, 5/15/25		235	197,106
Huntsman International LLC, 5.13%, 11/15/22		876	867,240
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)		51	51,383
6.50%, 2/01/22 (a)		20	17,500
PQ Corp., 6.75%, 11/15/22 (a)		319	332,557

			1,566,936
Commercial Services & Supplies — 0.6%
Acosta, Inc., 7.75%, 10/01/22 (a)		200	175,500
ADT Corp.:
3.50%, 7/15/22		315	288,619
4.13%, 6/15/23		155	145,119
4.88%, 7/15/42		40	31,200
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.:
7.50%, 6/01/22 (a)		112	110,040
7.75%, 6/01/24 (a)		200	195,000
Laureate Education, Inc., 9.25%, 9/01/19 (a)		76	66,500
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		412	436,720
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		505	503,737

			1,952,435
Communications Equipment — 0.2%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		265	271,625
CommScope, Inc.:
4.38%, 6/15/20 (a)		334	344,020
5.50%, 6/15/24 (a)		31	31,465
Hughes Satellite Systems Corp., 6.50%, 6/15/19		44	47,520

			694,630
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		100	96,000
Modular Space Corp., 10.25%, 1/31/19 (a)		556	266,880

			362,880
Consumer Finance — 0.1%
Navient Corp.:
5.50%, 1/25/23		20	17,550
6.13%, 3/25/24		64	56,160
5.88%, 10/25/24		124	106,020

			179,730
Containers & Packaging — 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		400	406,500
3.65%, 12/15/19 (a)(b)		915	918,431
3.88%, 5/15/21 (a)(b)		411	412,541
4.25%, 1/15/22	EUR	100	112,918
4.63%, 5/15/23 (a)	USD	575	566,375
Ball Corp., 5.00%, 3/15/22		218	231,407
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		1,613	1,665,423
8.25%, 2/15/21		100	104,612
4.13%, 7/15/21 (a)(b)		620	621,550

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
5.13%, 7/15/23 (a)	USD	45	$45,563
7.00%, 7/15/24 (a)		599	616,671
Sealed Air Corp., 6.88%, 7/15/33 (a)		25	26,500

			5,728,491
Diversified Financial Services — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		265	274,739
5.00%, 10/01/21		150	156,000
4.63%, 7/01/22		150	153,612
Altice Financing SA:
6.50%, 1/15/22 (a)		450	454,500
7.50%, 5/15/26 (a)		234	229,320
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (a)		981	1,037,407
MSCI, Inc., 5.75%, 8/15/25 (a)		107	111,013
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		735	772,669
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)		936	952,380
5.50%, 8/15/26 (a)		550	534,875

			4,676,515
Diversified Telecommunication Services — 0.6%
Frontier Communications Corp.:
7.13%, 1/15/23		30	26,850
7.63%, 4/15/24		90	79,650
6.88%, 1/15/25		484	406,257
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		43	30,638
5.50%, 8/01/23		62	39,370
Level 3 Financing, Inc.:
4.41%, 1/15/18 (b)		126	126,473
5.13%, 5/01/23		387	383,614
5.38%, 1/15/24		231	231,866
Telecom Italia Capital SA, 7.20%, 7/18/36		130	130,163
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		421	427,315
6.38%, 5/15/25		300	306,000

			2,188,196
Electrical Equipment — 0.2%
Sensata Technologies BV, 5.00%, 10/01/25 (a)		266	267,168
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		325	336,375

			603,543
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		75	78,375
5.00%, 9/01/23		43	43,301

			121,676
Energy Equipment & Services — 0.6%
Ensco PLC:
4.70%, 3/15/21		75	62,319
4.50%, 10/01/24		195	130,650
5.20%, 3/15/25		295	205,025
Noble Holding International Ltd.:
4.63%, 3/01/21		35	28,350
6.95%, 4/01/25		90	71,775
Transocean, Inc.:
3.75%, 10/15/17		124	124,930
6.00%, 3/15/18		245	248,675
6.50%, 11/15/20		26	23,106

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
7.13%, 12/15/21	USD	50	$42,250
5.05%, 10/15/22		137	96,927
Weatherford International LLC, 6.80%, 6/15/37		60	44,269
Weatherford International Ltd.:
7.75%, 6/15/21		740	720,575
4.50%, 4/15/22		111	95,183
6.50%, 8/01/36		72	51,660
5.95%, 4/15/42		42	29,820

			1,975,514
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (a)		141	145,583
Rite Aid Corp., 6.13%, 4/01/23 (a)		661	705,617

			851,200
Food Products — 0.4%
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/01/21 (a)		290	300,150
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (a)		63	65,914
Post Holdings, Inc.:
7.75%, 3/15/24 (a)		364	399,945
8.00%, 7/15/25 (a)		222	246,143
TreeHouse Foods, Inc., 6.00%, 2/15/24 (a)		138	146,280
WhiteWave Foods Co., 5.38%, 10/01/22		106	113,420

			1,271,852
Health Care Equipment & Supplies — 0.4%
Alere, Inc., 6.38%, 7/01/23 (a)		159	165,757
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,243	1,075,195
Hologic, Inc., 5.25%, 7/15/22 (a)		203	212,135

			1,453,087
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		370	358,900
6.50%, 3/01/24 (a)		60	60,900
Centene Corp.:
5.63%, 2/15/21 (a)		352	366,960
4.75%, 5/15/22		152	155,040
6.13%, 2/15/24 (a)		208	221,130
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		113	114,625
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25		377	373,701
ExamWorks Group, Inc., 5.63%, 4/15/23		102	113,220
HCA Holdings, Inc., 6.25%, 2/15/21		160	170,800
HCA, Inc.:
6.50%, 2/15/20		550	608,437
7.50%, 2/15/22		385	437,745
5.88%, 3/15/22		805	875,437
4.75%, 5/01/23		20	20,500
5.00%, 3/15/24		650	672,750
5.38%, 2/01/25		179	183,475
5.88%, 2/15/26		404	419,150
Series 1, 5.88%, 5/01/23		500	532,500
HealthSouth Corp., 5.75%, 11/01/24		52	52,208
MEDNAX, Inc., 5.25%, 12/01/23 (a)		189	191,363
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (a)		250	262,500
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		373	382,325

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (a)	USD	75	$77,063
Tenet Healthcare Corp.:
6.25%, 11/01/18		136	143,480
4.15%, 6/15/20 (b)		2,215	2,187,313

			8,981,522
Hotels, Restaurants & Leisure — 0.9%
Aramark Services, Inc., 5.75%, 3/15/20		9	9,270
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		1,525	1,581,715
Boyd Gaming Corp., 6.88%, 5/15/23		212	225,780
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		205	212,175
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (a)		36	36,630
5.25%, 6/01/26 (a)		202	207,050
MGM Resorts International:
8.63%, 2/01/19		235	263,905
6.75%, 10/01/20		44	48,070
6.00%, 3/15/23		6	6,330
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		67	68,005
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (a)		69	68,827
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)		93	93,465
10.00%, 12/01/22		64	52,000
Station Casinos LLC, 7.50%, 3/01/21		325	344,094

			3,217,316
Household Durables — 0.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		70	71,225
Lennar Corp., 4.88%, 12/15/23		125	125,313
PulteGroup, Inc., 5.50%, 3/01/26		298	305,450
TRI Pointe Group, Inc., 4.88%, 7/01/21		265	264,337

			766,325
Household Products — 0.3%
HRG Group, Inc., 7.88%, 7/15/19		192	201,360
Spectrum Brands, Inc.:
6.63%, 11/15/22		580	615,525
5.75%, 7/15/25		255	265,519

			1,082,404
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 6.00%, 5/15/26		94	95,997
Calpine Corp.:
5.88%, 1/15/24 (a)		93	96,720
5.50%, 2/01/24		182	175,630
NRG Yield Operating LLC, 5.38%, 8/15/24		150	149,250

			517,597
Insurance — 0.1%
HUB International Ltd.:
9.25%, 2/15/21 (a)		126	131,670
7.88%, 10/01/21 (a)		181	173,760

			305,430
IT Services — 0.1%
APX Group, Inc., 6.38%, 12/01/19		80	79,200
Sabre GLBL, Inc., 5.25%, 11/15/23 (a)		100	101,750

			180,950
Life Sciences Tools & Services — 0.3%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (a)		250	206,250

Corporate Bonds		Par (000)	Value
Life Sciences Tools & Services (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)	USD	724	$740,290
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		47	47,588

			994,128
Machinery — 0.2%
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (a)		285	249,375
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(e)		200	208,000
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(e)		200	220,000

			677,375
Media — 4.6%
Altice Luxembourg SA, 7.63%, 2/15/25 (a)		200	195,250
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (a)		1,513	1,501,653
5.50%, 5/15/26 (a)		431	431,000
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		611	636,967
AMC Networks, Inc., 5.00%, 4/01/24		135	133,633
Cablevision Systems Corp., 7.75%, 4/15/18		183	195,923
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		100	101,551
5.88%, 4/01/24 (a)		486	504,225
5.75%, 2/15/26 (a)		155	159,650
5.50%, 5/01/26 (a)		386	391,790
5.88%, 5/01/27 (a)		55	56,787
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(f)		76	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		525	498,750
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (a)		210	229,593
CSC Holdings LLC, 5.25%, 6/01/24		510	464,100
DISH DBS Corp., 7.75%, 7/01/26 (a)		545	561,350
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		36	38,093
Gray Television, Inc., 7.50%, 10/01/20		67	69,847
iHeartCommunications, Inc.:
9.00%, 12/15/19		425	318,750
9.00%, 3/01/21		74	52,170
9.00%, 9/15/22		260	178,100
Lamar Media Corp., 5.75%, 2/01/26 (a)		72	74,925
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		34	35,403
MDC Partners, Inc., 6.50%, 5/01/24 (a)		387	384,097
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		45	46,350
National CineMedia LLC, 6.00%, 4/15/22		700	724,500
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		418	468,160
6.63%, 10/15/25 (a)		886	930,300
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		110	112,200
Numericable-SFR SA:
6.00%, 5/15/22 (a)		655	636,987
7.38%, 5/01/26 (a)		2,051	2,027,926
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 2/15/24		43	44,290
Radio One, Inc., 7.38%, 4/15/22 (a)		110	105,050
Sirius XM Radio, Inc., 4.63%, 5/15/23 (a)		55	53,354
TEGNA, Inc., 5.13%, 10/15/19		40	41,150

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
Tribune Media Co., 5.88%, 7/15/22	USD	349	$347,255
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		385	386,925
Univision Communications, Inc.:
8.50%, 5/15/21 (a)		105	109,725
5.13%, 5/15/23 (a)		1,305	1,295,213
5.13%, 2/15/25 (a)		1,370	1,354,587

			15,897,579
Metals & Mining — 1.8%
ArcelorMittal:
6.13%, 6/01/18		292	307,295
7.25%, 2/25/22		31	32,628
8.00%, 10/15/39		94	91,180
7.75%, 3/01/41		190	180,975
Constellium NV:
4.63%, 5/15/21	EUR	100	87,232
5.75%, 5/15/24 (a)	USD	750	590,625
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)		55	44,206
7.25%, 5/15/22 (a)		165	127,463
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (a)		265	292,494
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		1,145	1,122,100
3.10%, 3/15/20		210	198,450
4.00%, 11/14/21		90	81,309
3.55%, 3/01/22		306	269,280
3.88%, 3/15/23		559	489,125
5.40%, 11/14/34		57	45,315
5.45%, 3/15/43		191	153,277
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (a)		221	228,735
Novelis, Inc., 8.75%, 12/15/20		126	131,355
Teck Resources Ltd.:
3.00%, 3/01/19		120	112,800
8.00%, 6/01/21 (a)		457	470,710
8.50%, 6/01/24 (a)		446	462,725
United States Steel Corp., 8.38%, 7/01/21 (a)		291	305,550
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		387	356,040

			6,180,869
Multiline Retail — 0.2%
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		22	22,660
5.75%, 3/01/23 (a)		686	728,875

			751,535
Oil, Gas & Consumable Fuels — 4.1%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		70	73,981
California Resources Corp.:
8.00%, 12/15/22 (a)		433	307,430
6.00%, 11/15/24		70	34,300
Cenovus Energy, Inc.:
5.70%, 10/15/19		43	45,482
3.80%, 9/15/23		95	89,406
6.75%, 11/15/39		61	64,058
5.20%, 9/15/43		30	25,775
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		731	750,649
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)		271	229,673
CONSOL Energy, Inc.:
5.88%, 4/15/22		559	487,727

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
8.00%, 4/01/23	USD	60	$53,100
Continental Resources, Inc.:
5.00%, 9/15/22		122	119,255
4.50%, 4/15/23		158	147,335
3.80%, 6/01/24		665	580,213
4.90%, 6/01/44		50	41,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23 (a)		45	41,400
Denbury Resources, Inc., 9.00%, 5/15/21 (a)		171	171,000
Encana Corp.:
3.90%, 11/15/21		140	135,765
6.50%, 8/15/34		190	190,464
6.63%, 8/15/37		113	112,513
6.50%, 2/01/38		513	509,558
5.15%, 11/15/41		222	174,270
Energy Transfer Equity LP:
7.50%, 10/15/20		137	145,220
5.88%, 1/15/24		416	404,560
5.50%, 6/01/27		185	173,900
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		158	158,335
6.63%, 5/01/21		160	159,200
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		40	37,800
6.75%, 8/01/22		270	261,900
Gulfport Energy Corp.:
7.75%, 11/01/20		205	210,637
6.63%, 5/01/23		30	29,550
Halcon Resources Corp., 8.63%, 2/01/20 (a)		155	146,184
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (a)		65	66,787
5.00%, 12/01/24 (a)		123	114,685
MEG Energy Corp.:
6.50%, 3/15/21 (a)		583	451,825
7.00%, 3/31/24 (a)		73	56,210
Memorial Resource Development Corp., 5.88%, 7/01/22		14	13,965
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		1,072	1,117,560
9.63%, 6/01/19 (a)		125	130,625
7.77%, 12/15/37 (a)		123	119,310
QEP Resources, Inc.:
5.38%, 10/01/22		190	177,175
5.25%, 5/01/23		50	46,000
Range Resources Corp., 5.00%, 3/15/23		270	253,125
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		88	91,300
6.00%, 1/15/19 (a)		35	35,613
5.63%, 4/15/20 (a)		70	70,175
RSP Permian, Inc., 6.63%, 10/01/22		102	105,060
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		300	303,000
6.25%, 3/15/22		100	102,750
5.75%, 5/15/24		1,251	1,241,617
5.63%, 3/01/25		140	139,475
5.88%, 6/30/26 (a)		632	634,370
Sanchez Energy Corp.:
7.75%, 6/15/21		24	20,340
6.13%, 1/15/23		650	502,125
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)		20	20,725

4	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 5/01/23 (a)	USD	56	$56,420
Southwestern Energy Co.:
3.30%, 1/23/18		444	453,768
7.50%, 2/01/18		102	108,375
4.05%, 1/23/20		140	137,550
4.10%, 3/15/22		220	196,350
4.95%, 1/23/25		40	38,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		60	60,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22		229	238,733
Whiting Petroleum Corp., 5.75%, 3/15/21 (g)		195	184,275
Williams Cos., Inc., 4.55%, 6/24/24		167	153,389
WPX Energy, Inc.:
5.25%, 1/15/17		30	30,075
7.50%, 8/01/20		55	54,897
6.00%, 1/15/22		274	254,820
8.25%, 8/01/23		195	195,487

			14,088,296
Personal Products — 0.2%
NBTY, Inc., 7.63%, 5/15/21 (a)		593	593,741
Pharmaceuticals — 0.3%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(e)		22	22,055
Endo Finance LLC, 5.75%, 1/15/22 (a)		190	171,456
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		121	116,765
5.63%, 10/15/23 (a)		189	176,006
5.50%, 4/15/25 (a)		102	90,996
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		167	161,573
5.38%, 3/15/20 (a)		76	64,933
7.00%, 10/01/20 (a)		104	91,780
6.38%, 10/15/20 (a)		156	134,160
7.50%, 7/15/21 (a)		10	8,819
5.63%, 12/01/21 (a)		46	37,950
5.50%, 3/01/23 (a)		7	5,622
5.88%, 5/15/23 (a)		81	65,407
6.13%, 4/15/25 (a)		71	56,977

			1,204,499
Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc., 5.88%, 1/15/26		335	349,028
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		589	573,539
FelCor Lodging LP, 5.63%, 3/01/23		712	712,000
GEO Group, Inc.:
5.88%, 10/15/24		265	268,313
6.00%, 4/15/26		127	128,270
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		73	74,916
5.38%, 11/01/23		49	51,144

			2,157,210
Real Estate Management & Development — 0.2%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		18	18,000
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 12/01/21 (a)		111	113,636
4.88%, 6/01/23 (a)		665	656,687

			788,323

Corporate Bonds		Par (000)	Value
Road & Rail — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)	USD	286	$284,570
Hertz Corp.:
4.25%, 4/01/18		52	52,520
7.38%, 1/15/21		5	5,163

			342,253
Software — 1.9%
First Data Corp.:
5.38%, 8/15/23 (a)		868	881,463
7.00%, 12/01/23 (a)		805	815,063
5.00%, 1/15/24 (a)		798	799,995
5.75%, 1/15/24 (a)		3,137	3,113,473
Infor U.S., Inc., 6.50%, 5/15/22		655	618,569
Informatica LLC, 7.13%, 7/15/23 (a)		116	109,910
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		194	198,365

			6,536,838
Specialty Retail — 0.1%
L Brands, Inc., 6.88%, 11/01/35		362	366,525
Technology Hardware, Storage & Peripherals — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.88%, 6/15/21 (a)		266	271,259
7.13%, 6/15/24 (a)		322	336,304
Western Digital Corp., 7.38%, 4/01/23 (a)		393	418,545

			1,026,108
Thrifts & Mortgage Finance — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	185,250
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		45	45,113

			230,363
Trading Companies & Distributors — 1.2%
Aircastle Ltd.:
5.13%, 3/15/21		33	34,320
5.50%, 2/15/22		427	444,080
5.00%, 4/01/23		148	150,398
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (a)		128	132,480
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		763	656,180
HD Supply, Inc.:
5.25%, 12/15/21 (a)		1,215	1,268,156
5.75%, 4/15/24 (a)		647	672,880
United Rentals North America, Inc.:
4.63%, 7/15/23		706	712,177
5.75%, 11/15/24		115	115,863
5.50%, 7/15/25		3	2,955

			4,189,489
Wireless Telecommunication Services — 0.4%
Sprint Capital Corp., 6.90%, 5/01/19		30	28,650
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		425	452,625
7.00%, 8/15/20		60	53,400
Sprint Corp.:
7.13%, 6/15/24		390	311,025
7.63%, 2/15/25		55	43,519

BLACKROCK FUNDS II	JUNE 30, 2016	5

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 6.50%, 1/15/26	USD	430	$453,650

			1,342,869
Total Corporate Bonds — 29.1%			101,190,354

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.1%
Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18		298	269,803
Aerospace & Defense — 1.1%
B/E Aerospace, Inc., Term Loan, 3.75%, 12/16/21		732	732,331
Engility Corp. (FKA TASC, Inc.), Second Lien Term Loan, 12.00%, 5/21/21		300	299,625
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		271	212,144
TransDigm, Inc.:
Delayed Draw Tranche F Term Loan, 3.75%, 6/09/23		377	371,254
Initial Tranche F Term Loan, 3.75%, 6/09/23		419	412,504
Tranche D Term Loan, 3.75%, 6/04/21		196	193,411
Tranche E Term Loan, 3.75%, 5/16/22		299	294,461
Tranche F Term Loan, 3.75%, 6/09/23		1,394	1,371,492

			3,887,222
Air Freight & Logistics — 0.6%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		473	386,929
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		486	396,929
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		85	69,420
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		674	551,284
XPO Logistics, Inc., Loan, 5.50%, 11/01/21		637	636,800

			2,041,362
Airlines — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		291	283,435
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18		144	143,788
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 2.13%, 9/10/18		14	13,777
Term Loan B757-200 (N554), 2.13%, 9/10/18		14	13,777
Term Loan B757-300 (N550), 2.13%, 3/10/17		14	13,777
Term Loan B757-300 (N583), 2.75%, 3/10/17		9	9,020
Term Loan B757-300 (N584), 2.75%, 3/10/17		9	9,240
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		189	188,204

			675,018
Auto Components — 0.1%
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		232	229,978
Beverages — 0.3%
Blue Ribbon LLC, 2016-1 New Term Loan (First Lien), 5.00%, 11/15/21		951	949,971

Floating Rate Loan Interests (b)		Par (000)	Value
Biotechnology — 0.7%
AMAG Pharmaceuticals, Inc., Initial Term Loan, 4.75%, 8/17/21	USD	496	$490,731
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.46%, 2/27/21		2,092	2,088,282

			2,579,013
Building Products — 1.4%
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		371	369,223
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,301	1,276,132
Jeld-Wen, Inc. (Onex BP Finance LP):
Initial Loan, 5.25%, 10/15/21		887	886,925
Term B-1 Loan, 4.75%, 7/01/22		409	407,279
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		799	790,832
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		914	904,240
Tranche B Term Loan, 4.00%, 10/31/19		200	197,710

			4,832,341
Capital Markets — 0.5%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		209	208,891
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		370	353,350
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		505	499,851
Initial Term Loan (Second Lien), 8.50%, 6/19/23		260	240,500
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		456	452,920

			1,755,512
Chemicals — 1.3%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		112	111,070
Allnex USA, Inc. (FKA AI Chem & Cy U.S. AcquiCo., Inc.), Tranche B-2 Term Loan, 4.50%, 10/03/19		58	57,629
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		325	323,065
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		938	935,737
Chemours Co., Tranche B Term Loan, 3.75%, 5/12/22		457	440,509
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B Term Loan (First Lien), 5.50%, 6/07/20		747	736,053
Tranche B-2 Term Loan, 5.50%, 6/07/20		74	72,745
Tranche B-3 Term Loan, 5.50%, 6/07/20		859	846,064
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		478	461,330
PQ Corp., Tranche B-1 Term Loan, 5.75%, 11/04/22		505	504,495

			4,488,697
Commercial Services & Supplies — 3.3%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		1,049	1,031,027
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		1,057	1,048,800

6	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21	USD	715	$716,105
Aramark Corp., U.S. Term F Loan, 3.25%, 2/24/21		927	925,894
Dealer Tire LLC, Initial Term Loan, 5.50%, 12/22/21		362	363,139
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.75%, 3/01/23		878	876,703
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		142	115,515
KAR Auction Services, Inc.:
Tranche B-2 Term Loan, 3.94%, 3/11/21		116	116,165
Tranche B-3 Term Loan, 4.25%, 3/09/23		668	669,715
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		112	104,020
Packers Holdings LLC, Initial Term Loan, 5.00%, 12/02/21		493	489,732
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), Term B-1 Loan (First Lien), 4.75%, 5/02/22		410	410,513
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		1,437	1,407,656
USAGM Holdco LLC (AKA AlliedUniversal):
Delayed Term Loan, 4.50%, 7/28/22		474	468,897
Incremental Term Loan, 4.50%, 7/28/22		2,390	2,363,243
W3 Co., Term Loan (Second Lien), 9.25%, 9/13/20		55	21,945
Waste Industries USA, Inc., Initial Term Loan, 4.25%, 2/27/20		440	440,701
West Corp., Term B-10 Loan, 3.25%, 6/30/18		8	8,416

			11,578,186
Communications Equipment — 0.7%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		1,801	1,798,141
Commscope, Inc., Tranche 5 Term Loan (2015), 3.75%, 12/29/22		208	208,296
Riverbed Technology, Inc., First Amendment Term Loan, 5.00%, 4/25/22		296	295,569

			2,302,006
Construction & Engineering — 0.8%
Aecom Technology Corp., Term B Commitment, 3.75%, 10/15/21		246	245,870
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		506	491,298
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		519	517,185
Stonewall Gas Gathering LLC, Loan, 8.75%, 1/28/22		297	301,570
USAGM Holdco LLC (AKA AlliedUniversal):
Initial Loan (Second Lien), 9.50%, 7/28/23		375	358,751
Initial Term Loan (First Lien), 4.75%, 7/28/22		852	820,174

			2,734,848
Construction Materials — 0.5%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/30/20		52	51,907
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		170	170,087
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		18	18,457
Headwaters, Inc., Term B Loan, 4.50%, 3/24/22		328	327,809

Floating Rate Loan Interests (b)		Par (000)	Value
Construction Materials (continued)
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20	USD	1,022	$1,019,673

			1,587,933
Containers & Packaging — 1.4%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		656	655,016
Berry Plastics Corp.:
Term D Loan, 3.50%, 2/08/20		199	197,526
Term G Loan, 3.50%, 1/06/21		232	229,734
Term H Loan, 3.75%, 10/01/22		2,181	2,163,076
BWay Intermediate Company, Inc., Initial Term Loan, 5.50% - 7.00%, 8/14/20		1,125	1,119,073
Kleopatra Holdings 2 SCA:
Initial German Borrower Dollar Term Loan, 5.00%, 4/28/20		113	112,635
Initial U.S. Borrower Dollar Term Loan, 5.00%, 4/28/20		264	263,565

			4,740,625
Distributors — 0.4%
American Tire Distributors, Inc., Initial Term Loan, 5.25%, 9/01/21		346	332,882
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien), 11.00%, 1/29/18		326	273,420
Term Loan (First Lien), 7.00%, 7/29/17		733	679,985

			1,286,287
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.):
Term B Loan, 3.75% - 5.25%, 1/30/20		1,205	1,203,084
Term B-1 Loan, 4.25% - 5.75%, 1/30/20		296	295,581
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		893	874,214
ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		2,675	2,673,999

			5,046,878
Diversified Financial Services — 1.2%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		846	844,562
Jefferies Finance LLC (JFIN Co-Issuer Corp.) AKA Project Shot Put, Term Loan, 4.50%, 5/14/20		743	731,363
MGM Growth Properties Operating Partnership LP, Term B Loan, 4.00%, 4/25/23		1,676	1,677,895
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		658	657,251
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%, 7/08/22		273	272,888

			4,183,959
Diversified Telecommunication Services — 4.0%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		444	314,574
Hawaiian Telcom Communications, Inc., Term Loan, 5.25%, 6/06/19		168	168,274
Integra Telecom Holdings, Inc.:
Term B-1 Loan (Second Lien), 9.75%, 2/12/21		238	217,917
Term B-1 Loan, 5.25%, 8/14/20		727	705,257
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		827	752,312
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		2,675	2,670,827

BLACKROCK FUNDS II	JUNE 30, 2016	7

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22	USD	375	$373,313
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		230	229,954
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20 (c)		2,926	1,810,763
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		1,947	1,923,420
Telesat Canada, U.S. Term B-2 Loan, 3.50%, 3/28/19		363	360,741
Virgin Media Investment Holdings Ltd.:
E Facility, 4.25%, 6/30/23	GBP	270	350,658
F Facility, 3.65%, 6/30/23	USD	931	907,486
Zayo Group LLC (Zayo Capital, Inc.):
2016 Incremental Term Loan Facility, 4.50%, 5/06/21		185	184,546
2021 Term Loan, 3.75%, 5/06/21		1,501	1,491,151
Ziggo BV:
Term Loan B1 Facility, 3.65%, 1/15/22		507	494,743
Term Loan B2, 3.60% - 3.65%, 1/15/22		331	323,146
Term Loan B3, 3.60%, 1/15/22		545	531,459

			13,810,541
Electric Utilities — 0.7%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		1,631	1,627,134
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 6.50%, 11/13/21		425	412,250
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.93%, 10/10/17		815	272,446

			2,311,830
Electronic Equipment, Instruments & Components — 0.7%
CPI Acquisition, Inc., Term Loan (First Lien), 5.50%, 8/17/22		474	460,706
Dell International LLC:
Term B-2 Loan, 4.00%, 4/29/20		773	770,213
Term Loan B, 3.25%, 6/02/23		1,265	1,259,725

			2,490,644
Energy Equipment & Services — 0.2%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		785	305,493
Seventy Seven Operating LLC, Term Loan, 3.75%, 6/25/21		64	54,342
Weatherford International Ltd., Term Loan, 3.20%, 7/13/20		406	375,129

			734,964
Food & Staples Retailing — 1.9%
Albertson’s LLC:
2016-1 Term B-5 Loan, 3.75%, 12/21/22		196	195,587
Term B-6 Loan, 4.75%, 6/22/23		849	847,091
Term Loan B4, 3.50%, 8/25/21		1,395	1,391,614
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		215	214,731
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		590	589,410
U.S. Foods, Inc., Initial Term Loan, 3.25%, 6/15/23		3,235	3,218,825

			6,457,258
Food Products — 0.8%
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 6.00%, 11/01/18		656	653,338

Floating Rate Loan Interests (b)		Par (000)		Value
Food Products (continued)
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22	USD	951		$949,152
Term B Loan (Second Lien), 8.50%, 8/03/23		39		38,673
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.25%, 4/29/20		730		729,482
Post Holdings, Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		—	(h)	209
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 8.00%, 5/01/19		290		253,243
Term B Loan (Second Lien), 10.75%, 11/01/19		200		140,834

				2,764,931
Gas Utilities — 0.1%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		380		342,070
Health Care Equipment & Supplies — 1.5%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		1,083		1,077,024
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		413		410,892
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		1,659		1,579,123
Hill-Rom Holdings, Inc., Initial Term B Loan, 3.50%, 9/08/22		679		678,762
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		673		629,116
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		922		870,310

				5,245,227
Health Care Providers & Services — 5.9%
Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 4.50%, 2/16/23		1,035		1,024,452
ADMI Corp. (AKA Aspen Dental), Initial Term Loan, 5.25%, 4/29/22		423		423,082
AmSurg Corp., Initial Term Loan, 3.50%, 7/16/21		1,576		1,571,663
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		1,331		1,329,253
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 3.75%, 6/07/23		1,565		1,564,030
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loan, 3.92%, 12/31/18		514		509,026
Incremental 2019 Term G Loan, 3.75%, 12/31/19		1,720		1,670,531
Incremental 2021 Term H Loan, 4.00%, 1/27/21		369		359,173
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 6.50%, 2/07/22		849		842,524
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		2,085		2,087,203
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 4.25%, 5/25/18		698		697,322
Tranche B-2 Term Loan, 4.50%, 10/28/22		537		536,763
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		1,308		1,301,666
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		1,415		1,418,184
National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21		312		308,751

8	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
New Millennium Holdco, Inc. (Millennium Health LLC), Closing Date Term Loan, 7.50%, 12/21/20	USD	132	$96,299
Quorum Health Corp., Term Loan, 5.75%, 4/12/22		1	651
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		614	610,731
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		1,076	1,073,017
Team Health, Inc., New Tranche B Term Loan, 3.75%, 11/23/22		1,532	1,529,751
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		711	710,095
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		993	998,716

			20,662,883
Health Care Technology — 0.3%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		1,176	1,164,372
Hotels, Restaurants & Leisure — 3.2%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		905	875,097
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		297	292,268
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		2,009	2,005,144
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		230	226,302
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		729	728,020
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		1,885	1,798,079
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.50%, 8/06/21		390	389,739
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		691	690,626
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		676	676,376
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		551	550,524
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.19%, 6/16/23		715	715,000
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		307	299,311
Scientific Games International, Inc., Initial Term Loan, 6.00%, 10/18/20		557	549,689
Station Casinos LLC, Term B Facility Loan, 3.75%, 6/08/23		1,400	1,391,250

			11,187,425
Household Products — 0.3%
Spectrum Brands, Inc., USD Term Loan, 3.50% - 5.25%, 6/23/22		1,038	1,036,938
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp., Term Loan (2015), 4.00%, 1/15/23		418	413,721
Dynegy, Inc.:
Term Loan B, 4.00%, 6/22/23		1,680	1,649,558
Tranche B-2 Term Loan, 4.00%, 4/23/20		489	479,066
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21		378	294,205
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.00%, 12/17/21		391	372,469
Term C Loan (First Lien), 5.00%, 12/17/21		17	16,638

Floating Rate Loan Interests (b)		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.50% - 7.00%, 10/02/21	USD	386	$384,214

			3,609,871
Insurance — 1.5%
AmWINS Group LLC:
New Term Loan (First Lien), 4.75%, 9/06/19		683	680,930
Term Loan (Second Lien ), 9.50%, 9/04/20		200	199,500
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		1,270	1,257,993
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		729	718,049
Sedgwick Claims Management Services, Inc.:
2016 New Term Loan, 5.25%, 3/01/21		500	499,375
Initial Loan (Second Lien), 6.75%, 2/28/22		560	536,200
Initial Term Loan (First Lien), 3.75%, 3/01/21		1,276	1,245,945

			5,137,992
Internet Software & Services — 0.5%
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		1,092	1,090,904
GTCR Valor Companies, Inc., Initial Term Loan (First Lien), 7.00%, 6/16/23		860	816,467

			1,907,371
IT Services — 1.1%
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		729	723,110
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.50%, 2/19/19		683	681,861
Term B Loan, 4.00%, 2/19/19		350	349,239
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.50%, 6/13/21		316	316,116
WEX, Inc., Term Loan B, 3.50%, 6/24/23		1,680	1,667,400

			3,737,726
Life Sciences Tools & Services — 1.4%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		1,657	1,605,921
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		2,358	2,333,549
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		1,025	1,014,990

			4,954,460
Machinery — 2.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		1,670	1,494,355
Allison Transmission, Inc., Term B-3 Loan, 3.50%, 8/23/19		549	548,006
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		90	12,150
Filtration Group Corp., Term Loan (First Lien), 4.25%, 11/23/20		1,184	1,174,110
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		620	521,732
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		1,557	1,473,552
Mueller Water Products, Inc., Initial Loan, 4.00%, 11/24/21		672	671,611

BLACKROCK FUNDS II	JUNE 30, 2016	9

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (continued)
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20	USD	877	$864,952
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-USD, 4.25%, 5/15/20		80	79,848
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		314	311,452

			7,151,768
Media — 5.9%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		815	782,663
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		741	720,839
Term Loan (Second Lien), 7.50%, 7/25/22		695	643,744
Altice France SA (Numericable-SFR SA):
USD TLB-5, 4.56%, 7/29/22		871	855,389
USD TLB-6, 4.75%, 2/10/23		828	815,208
USD TLB-7 Loan, 5.00%, 1/15/24		1,175	1,163,250
Altice U.S. Finance I Corp. (Cequel Communications LLC), Initial Term Loan, 4.25%, 12/14/22		1,574	1,565,722
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%, 6/07/23		1,583	1,563,429
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term H Loan (2016), 3.25%, 8/24/21		623	621,212
Term I Loan (2016), 3.50%, 1/24/23		2,539	2,538,637
Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 5.00%, 12/17/21		552	550,679
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		1,750	1,750,437
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.):
Tranche D Term Loan, 7.21%, 1/30/19		1,349	981,845
Tranche E Term Loan, 7.96%, 7/30/19		250	181,875
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22		460	448,500
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		107	106,796
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		175	174,683
Telenet Financing USD LLC, Term Loan AD Facility, 4.25%, 6/30/24		715	707,802
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		1,381	1,375,638
Univision Communications, Inc., Replacement First Lien Term Loan, 4.00%, 3/01/20		2,559	2,542,277
UPC Financing Partnership, Facility AH, 3.34%, 6/30/21		275	268,009

			20,358,634
Metals & Mining — 0.8%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		1,345	1,330,203
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		1,351	1,350,035

			2,680,238
Multiline Retail — 0.8%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		1,708	1,705,571

Floating Rate Loan Interests (b)		Par (000)	Value
Multiline Retail (continued)
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19	USD	151	$131,254
Hudson’s Bay Co., Initial Term Loan, 4.75%, 9/30/22		881	879,844
J.C. Penney Co., Inc., Loan (2016), 4.25%, 6/23/23		243	241,027

			2,957,696
Multi-Utilities — 0.0%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		45	43,650
Oil, Gas & Consumable Fuels — 1.2%
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		731	643,236
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		365	367,343
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 2.75%, 5/24/18		577	502,371
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		1,791	1,569,672
Penn Products Terminals LLC, Tranche B Term Loan, 4.75%, 4/13/22		482	468,352
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21		57	48,757
Southcross Holdings Borrower LP, Tranche B Term Loan, 3.50% - 5.50%, 4/13/23		30	25,501
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		726	700,409

			4,325,641
Personal Products — 0.2%
NBTY, Inc., Dollar Term B Loan, 5.00%, 5/05/23		640	634,285
Pharmaceuticals — 2.8%
Akorn, Inc., Loan, 5.25%, 4/16/21		806	806,074
Amneal Pharmaceuticals LLC, Term Loan B, 4.50% - 6.00%, 11/01/19		184	182,675
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		903	898,025
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		1,386	1,379,446
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		1,233	1,211,222
Prestige Brands, Inc., Term B-3 Loan, 3.50% - 5.25%, 9/03/21		678	676,544
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		1,457	1,454,332
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 4.75%, 12/11/19		145	140,364
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19		136	131,842
Series E-1 Tranche B Term Loan, 4.75%, 8/05/20		831	805,585
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22		2,233	2,170,620

			9,856,729
Professional Services — 1.8%
Cotiviti Corporation (FKA Connolly Intermediate, Inc.):
Initial Term Loan (First Lien), 4.50%, 5/14/21		1,238	1,231,836
Initial Term Loan (Second Lien), 8.00%, 5/13/22		65	64,725

10	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Professional Services (continued)
Employbridge LLC (FKA Koosharem LLC), Term Loan, 7.50%, 5/15/20	USD	507	$428,076
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		449	444,015
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		1,259	1,256,484
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		283	281,349
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		73	69,143
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.75%, 6/20/22		364	360,706
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.50%, 4/09/21		2,275	2,243,882

			6,380,216
Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		218	215,077
RHP Hotel Properties LP, Tranche B Term Loan, 3.50%, 1/15/21		514	512,728

			727,805
Real Estate Management & Development — 1.1%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		703	702,632
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		1,581	1,555,825
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan 2014, 3.75%, 3/05/20		1,717	1,712,456

			3,970,913
Road & Rail — 0.1%
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		281	265,245
Semiconductors & Semiconductor Equipment — 1.9%
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		4,406	4,408,271
Microsemi Corp., Closing Date Term B Loan, 5.25%, 1/15/23		281	279,775
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		1,384	1,385,676
ON Semiconductor Corp., Closing Date Term Loan, 5.25%, 3/31/23		430	431,075

			6,504,797
Software — 4.2%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.00% - 5.50%, 1/25/21		412	408,237
Initial Term Loan (Second Lien), 7.50%, 1/24/22		99	97,919
First Data Corp.:
2021 Extended Dollar Term Loan, 4.45%, 3/24/21		2,595	2,583,104
2022 Dollar Term Loan, 4.20%, 7/08/22		700	693,000
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		1,195	1,164,421
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		1,780	1,728,668
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.50%, 10/30/19		1,216	1,212,029
Initial Term Loan (Second Lien), 9.75%, 4/30/20		419	421,007

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21	USD	275	$254,147
Initial Term Loan, 4.50%, 10/13/20		1,217	1,196,040
SolarWinds Holdings, Inc., Initial U.S. Term Loan (First Lien), 6.50%, 2/03/23		1,415	1,404,387
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		541	533,475
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		1,996	1,994,306
VF Holding Corp., Term Loan B, 3.75%, 6/16/23		765	761,175

			14,451,915
Specialty Retail — 1.7%
Michaels Stores, Inc.:
Incremental 2014 Term Loan, 4.00%, 1/28/20		842	841,818
Term B Loan, 3.75%, 1/28/20		795	792,112
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		1,580	1,532,224
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		967	866,875
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		1,059	1,050,568
PetCo Animal Supplies, Inc., Tranche B-2 Term Loan, 4.25%, 1/26/23		723	718,154

			5,801,751
Technology Hardware, Storage & Peripherals — 0.1%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		502	501,101
Trading Companies & Distributors — 1.3%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		588	586,229
Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/01/22		392	391,465
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		541	530,126
HD Supply, Inc., Incremental Term Loan, 3.75%, 8/13/21		2,243	2,239,304
MRC Global (U.S.), Inc. (FKA McJunkin Red Man Corp.), Term Loan, 5.00%, 11/08/19		95	91,516
Nexeo Solutions LLC, Initial Term Loan, 5.25%, 6/09/23		175	174,708
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies):
Initial Dollar Term Loan (First Lien), 4.25%, 7/31/21		2	1,493
Initial Term Loan (Second Lien), 7.75%, 7/31/22		540	497,248

			4,512,089
Wireless Telecommunication Services — 0.7%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan 3.25%, 3/24/21		998	986,729
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		1,448	1,451,576

			2,438,305
Total Floating Rate Loan Interests — 68.1%			236,288,920

BLACKROCK FUNDS II	JUNE 30, 2016	11

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Investment Companies — 0.0%		Shares	Value
New Millennium Holdco, Inc. (a)		3,880	$11,640

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)	USD	327	329,054

Preferred Stocks		Shares	Value
Hotels, Restaurants & Leisure — 0.5%
Amaya, Inc. (c)		1,942	1,611,983

Preferred Stocks	Shares	Value
Wireless Telecommunication Services — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15, 11/30/15, 12/15/15, cost $53,170) (c)(d)	53,536	$42,604
Total Preferred Securities — 0.5%		1,654,587
Total Long-Term Investments (Cost — $344,374,223) — 98.0%		340,183,600

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (i)(j)	9,501,483	9,501,483
Total Short-Term Securities (Cost — $9,501,483) — 2.7%		9,501,483
Total Investments (Cost — $353,875,706*) — 100.7%		349,685,083
Liabilities in Excess of Other Assets — (0.7)%		(2,502,902)

Net Assets — 100.0%		$347,182,181

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$353,914,731

Gross unrealized appreciation	$3,530,624
Gross unrealized depreciation	(7,760,272)

Net unrealized depreciation	$(4,229,648)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $43,197 and an original cost of $53,763 which was less than 0.05% of its net assets.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Zero-coupon bond.

(g)	Convertible security.

(h)	Amount is less than $500.

(i)	During the period ended June 30, 2016, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	24,806,596	(15,305,113)	9,501,483	$9,501,483	$53,645	$675

(j)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

12	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,576,767	CAD	2,054,000	Morgan Stanley & Co. International PLC	7/05/16	$(13,110)
USD	176,448	EUR	158,000	Barclays Bank PLC	7/05/16	1,074
USD	339,694	GBP	232,000	State Street Bank and Trust Co.	7/05/16	30,829
Total						$ 18,793

Centrally Cleared Credit Default Swaps - Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 2	5.00%	12/20/20	B+	USD	2,970	$98,713

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	JUNE 30, 2016	13

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$477,813	—	$477,813
Common Stocks	—	220,439	$10,793	231,232
Corporate Bonds	—	101,190,354	—	101,190,354
Floating Rate Loan Interests	—	225,617,737	10,671,183	236,288,920
Investment Companies	—	11,640	—	11,640
Non-Agency Mortgage-Backed Securities	—	329,054	—	329,054
Preferred Securities	—	—	1,611,983	1,611,983
Short-Term Securities	$9,501,483	—	—	9,501,483

Subtotal	$9,501,483	$327,847,037	$12,293,959	$349,642,479

Investments Valued at NAV[1]:				42,604

Total Investments				$349,685,083

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$98,713	—	$98,713
Foreign currency exchange contracts	—	31,903	—	31,903
Liabilities:
Foreign currency exchange contracts	—	(13,110)	—	(13,110)

Total	—	$117,506	—	$117,506

[1]

As of June 30, 2016, certain of the Fund’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

[2]

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,867	—	—	$2,867
Cash pledged for centrally cleared swaps	177,000	—	—	177,000
Liabilities:
Bank overdraft	—	$ (3,821,268)	—	(3,821,268)

Total	$179,867	(3,821,268)	—	$(3,641,401)

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

14	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of September 30, 2015[1]	$358,380	—	$8,231,484	$1,696,067	$10,285,931
Transfers into Level 3[2]	—	—	7,396,280	—	7,396,280
Transfers out of Level 3[3]	—	—	(3,761,978)	—	(3,761,978)
Accrued discounts/premiums	4	—	4,570	—	4,574
Net realized gain (loss)	(5,201)	—	(190,535)	—	(195,736)
Net change in unrealized appreciation (depreciation)[4]	1,417	$6,813	(14,708)	(84,084)	(90,562)
Purchases	—	3,980	2,835,720	—	2,839,700
Sales	(354,600)	—	(3,829,650)	—	(4,184,250)

Closing Balance, as of June 30, 2016	—	$10,793	$10,671,183	$1,611,983	$12,293,959

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[4]	—	$6,813	$(73,453)	$(84,084)	$(150,724)

[1]

The opening balance of Preferred Securities has been restated to exclude certain investments amounting to $47,115 that were fair valued using NAV per share or its equivalent as no quoted market value is available that have been excluded from the fair value hierarchy.

[2]

As of September 30, 2015, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of September 30, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2016	15

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 2.17%, 5/20/26 (a)(b)	USD	4,500	$4,491,260
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.73%, 8/15/25 (a)(b)		5,800	5,724,064
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (b)		10	10,511
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.45%, 6/17/31 (a)(b)		977	962,136
Series 2014-SFR3, Class A, 1.65%, 12/17/31 (a)(b)		908	901,692
OCP CLO Ltd., Series 2012-2A, Class A2, 2.13%, 11/22/23 (a)(b)		6,028	6,018,165
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.75%, 4/20/25 (a)(b)		4,500	4,447,350
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.84%, 2/17/32 (a)(b)		4,475	4,467,410
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		2,190	2,220,831
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.39%, 8/16/32 (a)(b)		1,400	1,423,740
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.69%, 5/17/32 (a)(b)		1,794	1,766,490
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 2.13%, 4/20/26 (a)(b)		4,100	4,094,260
Total Asset-Backed Securities — 4.6%			36,527,909

Corporate Bonds
Banks — 7.5%
Bank of Nova Scotia, 1.75%, 3/22/17 (a)		5,601	5,626,008
Toronto-Dominion Bank:
1.63%, 9/14/16 (a)		34,825	34,883,018
1.50%, 3/13/17 (a)		19,399	19,476,286
Total Corporate Bonds — 7.5%			59,985,312

Foreign Government Obligations — 0.5%
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	3,055	3,786,558

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.9%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	3,456	3,506,435
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.96%, 7/05/33 (a)(b)		6,500	6,404,383
Commercial Mortgage Pass-Through Certificates, Series 2015-CR25, Class A4, 3.76%, 8/10/48		3,950	4,332,125
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.74%, 12/15/16 (a)(b)		9,116	9,121,524

			23,364,467
Interest Only Commercial Mortgage-Backed Securities — 2.9%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.78%, 5/10/58 (b)		15,392	1,921,911

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR7, Class XA, 1.47%, 3/10/46 (b)	USD	31,704	$1,973,977
Series 2014-CR14, Class XA, 1.00%, 2/10/47 (b)		12,230	446,083
Series 2015-CR22, Class XA, 1.58%, 3/10/48 (b)		21,215	1,264,656
Series 2015-CR24, Class XA, 0.88%, 8/10/55 (b)		11,300	677,419
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (b)		21,274	1,380,641
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)		69,420	3,483,525
Commercial Mortgage Trust:
Series 2015-DC1, Class XA, 1.18%, 2/10/48 (b)		31,962	2,164,326
Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)		14,265	1,104,579
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		34,974	1,428,251
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		29,200	1,140,634
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		14,700	1,014,648
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 0.96%, 4/15/50 (b)		20,055	1,166,460
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		209,536	968,433
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)		6,976	537,927
Series 2016-C29, Class XA, 1.66%, 5/15/49 (b)		4,797	549,273
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.83%, 5/25/36 (a)(b)		524	4,840
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, 1.17%, 9/15/58 (b)		9,428	635,436
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.40%, 3/15/47 (b)		12,300	821,951

			22,684,970
Total Non-Agency Mortgage-Backed Securities — 5.8%			46,049,437

Project Loans — 0.0%
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23		23	22,187

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.9%
Federal Home Loan Bank, 4.00%, 4/10/28		4,100	4,888,733
Freddie Mac, 6.25%, 7/15/32		17,000	25,719,555
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		11	10,870
Series 1996-20J, 7.20%, 10/01/16		12	12,311
Series 1998-20J, Class 1, 5.50%, 10/01/18		89	92,476

			30,723,945

BLACKROCK FUNDS II	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.8%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32	USD	35	$35,750
Series 2014-27, Class VC, 4.00%, 5/25/31		3,236	3,600,620
Ginnie Mae, Series 2014-107, Class WX, 6.83%, 7/20/39 (b)		2,564	3,054,384

			6,690,754
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45		1,423	102,429
Series 2015-152, Class PI, 4.00%, 10/20/45		556	42,862
Series 2015-176, Class IO, 4.00%, 11/20/45		136	10,354
Series 2016-82, Class IM, 4.00%, 2/01/46		200	18,563

			174,208
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K043, Class X1, 0.68%, 12/25/24 (b)		28,203	1,114,046
Series K718, Class X1, 0.77%, 1/25/22 (b)		3,765	114,267
Ginnie Mae:
Series 2005-9, Class IO, 0.55%, 1/16/45 (b)		9,003	179,144
Series 2005-50, Class IO, 0.64%, 6/16/45 (b)		3,597	33,249
Series 2006-30, Class IO, 2.16%, 5/16/46 (b)		2,284	159,381

			1,600,087
Mortgage-Backed Securities — 80.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-7/01/31 (c)		7,567	7,838,461
3.00%, 11/01/26-7/01/46 (c)		90,649	94,804,450
3.16%, 12/01/40 (b)		724	761,896
3.50%, 11/01/28-7/01/46 (c)		64,519	68,605,881
3.52%, 9/01/41 (b)		810	852,359
4.00%, 1/01/25-7/01/46 (c)		103,555	111,386,034
4.50%, 2/01/25-7/01/46 (c)		31,173	34,116,427
5.00%, 11/01/32-7/01/46 (c)		20,921	23,266,605
5.50%, 2/01/35-4/01/41		6,756	7,657,439
6.00%, 5/01/33-6/01/41		6,485	7,470,228
6.50%, 5/01/40		1,557	1,809,295
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-7/01/31 (c)		5,870	6,081,059
2.77%, 10/01/45 (b)		2,148	2,221,521
2.91%, 6/01/42 (b)		695	719,436
3.00%, 5/01/27-7/01/46 (c)		18,140	18,924,022
3.50%, 7/01/31-7/01/46 (c)		57,606	60,998,251
4.00%, 8/01/40-7/01/46 (c)		16,880	18,157,006
4.50%, 2/01/39-7/01/45		6,397	6,996,981
5.00%, 7/01/35-7/01/46 (c)		8,717	9,662,258
5.50%, 6/01/41		2,480	2,782,365
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/46 (c)		18,665	19,513,296
3.50%, 12/20/41-7/15/46 (c)		72,315	76,792,875
4.00%, 9/20/40-7/15/46 (c)		28,437	30,434,093
4.50%, 12/20/39-7/15/46 (c)		15,171	16,637,997
5.00%, 12/15/38-7/15/46 (c)		8,694	9,682,642

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (continued)
7.00%, 6/15/23-3/15/24	USD	—	(d)	$154

				638,173,031
Total U.S. Government Sponsored Agency Securities — 85.0%				677,362,025

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 8/15/45 (e)		17,091		19,191,330
3.00%, 11/15/45 (e)		16,547		19,026,469
2.50%, 2/15/46 (e)		12,351		12,860,960
U.S. Treasury Inflation Indexed Notes:
0.63%, 1/15/26		8,183		8,617,091
U.S. Treasury Notes:
0.75%, 2/28/18		30,631		30,714,745
0.88%, 3/31/18 (e)		30,583		30,732,337
0.75%, 4/30/18 (e)		30,541		30,629,294
0.88%, 5/31/18		12,600		12,668,418
0.75%, 2/15/19 (e)		37,626		37,699,484
1.00%, 3/15/19 (e)		37,393		37,709,980
0.88%, 4/15/19 (e)		50,694		50,935,607
1.13%, 2/28/21 (e)		32,752		32,982,279
1.25%, 3/31/21 (e)		32,725		33,105,952
1.38%, 4/30/21 (e)		32,566		33,128,285
1.38%, 5/31/21 (e)		16,167		16,458,135
1.50%, 2/28/23-3/31/23		39,670		40,244,122
1.63%, 4/30/23 (e)		19,745		20,188,492
2.00%, 8/15/25		11,721		12,253,485
2.25%, 11/15/25		11,416		12,179,445
1.63%, 2/15/26 (e)		5,562		5,624,471
1.63%, 5/15/26		14		14,171
Total U.S. Treasury Obligations — 62.4%				496,964,552
Total Long-Term Investments (Cost — $1,303,187,095) — 165.8%				$1,320,697,980

Short-Term Securities		Shares
Money Market Funds — 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (f)(g)		5,074,886		5,074,886
Total Short-Term Securities (Cost — $5,074,886) — 0.7%				5,074,886

Options Purchased
(Cost — $207,746) — 0.0%				116,981
Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,308,469,727*) — 166.5%				1,325,889,847

2	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/31	USD	7,562	$(7,819,189)
3.00%, 7/01/31-7/01/46		74,553	(77,576,695)
3.50%, 7/01/31-7/01/46		16,035	(16,948,197)
4.00%, 7/01/31-7/01/46		35,342	(37,809,287)
4.50%, 7/01/31-7/01/46		9,788	(10,658,415)
5.00%, 7/01/46		10,960	(12,177,237)
5.50%, 7/01/46		1,601	(1,799,624)
6.00%, 7/01/46		2,200	(2,515,861)
6.50%, 7/01/46		310	(357,317)
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/31		4,373	(4,522,159)
3.00%, 7/01/46		2,299	(2,383,268)
3.50%, 7/01/46		32,142	(33,884,701)
4.00%, 7/01/46		2,600	(2,782,813)
4.50%, 7/01/46		36	(39,257)
5.00%, 7/01/46		5,250	(5,793,275)

TBA Sale Commitments (c)		Par (000)	Value
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/46	USD	39,472	$(41,894,708)
4.00%, 7/15/46		11,563	(12,359,762)
4.50%, 7/15/46		6,500	(7,153,013)
5.00%, 7/15/46		4,236	(4,637,408)
Total TBA Sale Commitments (Proceeds — $281,850,328) — (35.5)%			(283,112,186)

Options Written			Value
(Premiums Received — $819,839) — (0.1)%			(645,099)
Total Investments Net of TBA Sale Commitments and Options Written — 130.9%			1,042,132,562
Liabilities in Excess of Other Assets — (30.9)%			(245,729,813)

Net Assets — 100.0%			$796,402,749

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,308,914,231

Gross unrealized appreciation	$22,177,025
Gross unrealized depreciation	(5,201,409)

Net unrealized appreciation	$16,975,616

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of period end, Unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$2,680,531	$ (11,691)
BNP Paribas Securities Corp.	$551,707	$ 2,543
Citigroup Global Markets, Inc.	$5,343,831	$ 50,891
Credit Suisse Securities (USA) LLC	$(21,514,285)	$ (91,274)
Daiwa Capital Markets America, Inc.	$3,450,369	$ 33,838
Deutsche Bank Securities, Inc.	$2,578,569	$ 4,930
Goldman Sachs & Co.	$42,872,022	$ 55,301
J.P. Morgan Securities LLC	$(24,793,458)	$(162,670)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,576,032	$ (8,279)
Morgan Stanley & Co. LLC	$7,441,629	$ 8,822
Nomura Securities International, Inc.	$3,218,111	$ 12,981
RBC Capital Markets, LLC	$1,117,986	$ 2,691
Wells Fargo Securities, LLC	$2,989,784	$ 12,352

(d)	Amount is less than $500.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	During the period ended June 30, 2016, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	6,093,315	(1,018,429)	5,074,886	$5,074,886	$15,732	$269

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

   Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Agricole Corporate and Investment Bank	0.48%	4/04/16	Open	$12,675,000	$12,689,872	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate and Investment Bank	0.44%	4/12/16	Open	10,987,500	10,998,243	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate and Investment Bank	0.39%	5/02/16	Open	19,900,000	19,912,935	U.S. Treasury Obligations	Open/Demand[1]
Credit Agricole Corporate and Investment Bank	0.43%	5/17/16	Open	6,037,500	6,040,745	U.S. Treasury Obligations	Open/Demand[1]
Nomura Securities International, Inc.	0.35%	5/26/16	Open	19,900,000	19,906,965	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.66%	6/28/16	Open	20,530,702	20,531,831	U.S. Treasury Obligations	Open/Demand[1]
Deutsche Bank Securities, Inc.	0.70%	6/29/16	7/01/16	51,010,837	51,011,828	U.S. Treasury Obligations	Overnight
Amherst Pierpoint Securities, LLC	0.15%	6/30/16	7/01/16	12,906,795	12,906,849	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	0.90%	6/30/16	7/01/16	15,093,750	15,094,127	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.71%	6/30/16	7/01/16	16,429,714	16,430,038	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.73%	6/30/16	7/01/16	33,095,198	33,095,869	U.S. Treasury Obligations	Overnight
Total				$218,566,996	$218,619,302

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

   Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(50)	Euro-BTP Italian Government Bond	September 2016	USD	7,913,106	$(66,234)
(71)	Euro-Bund	September 2016	USD	13,167,817	(102,791)
(64)	U.S. Treasury Bonds (30 Year)	September 2016	USD	11,030,000	(113,539)
(21)	U.S. Treasury Notes (2 Year)	September 2016	USD	4,605,891	(10,183)
(327)	U.S. Treasury Notes (5 Year)	September 2016	USD	39,947,649	(692,565)
(219)	U.S. Treasury Notes (10 Year)	September 2016	USD	29,123,578	26,668
11	U.S. Ultra Treasury Bonds	September 2016	USD	2,050,125	88,457
240	Euro Dollar	December 2016	USD	59,595,000	77,579
(481)	Euro Dollar	December 2017	USD	119,257,938	(483,658)
Total					$(1,276,266)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	2,356,066	USD	810,000	Deutsche Bank AG	7/01/16	$ 8,870
TRY	2,352,711	USD	810,000	Morgan Stanley & Co. International PLC	7/01/16	7,704
USD	1,620,000	TRY	4,755,316	Morgan Stanley & Co. International PLC	7/01/16	(32,749)
BRL	224,380	USD	65,000	Goldman Sachs International	7/05/16	4,737
BRL	331,964	USD	93,000	Goldman Sachs International	7/05/16	10,175
BRL	406,336	USD	112,000	Goldman Sachs International	7/05/16	14,290
BRL	670,567	USD	186,000	HSBC Bank PLC	7/05/16	22,413
BRL	227,630	USD	65,000	JPMorgan Chase Bank N.A.	7/05/16	5,748
BRL	442,000	USD	130,000	Morgan Stanley & Co. International PLC	7/05/16	7,374

4	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	227,205	USD	63,007	Royal Bank of Scotland PLC	7/05/16	$ 7,608
BRL	336,195	USD	93,000	Royal Bank of Scotland PLC	7/05/16	11,490
CAD	2,080,326	USD	1,600,000	Deutsche Bank AG	7/05/16	10,255
COP	224,740,080	USD	74,400	Credit Suisse International	7/05/16	2,451
EUR	1,466,403	USD	1,620,000	Morgan Stanley & Co. International PLC	7/05/16	7,652
EUR	1,620,000	USD	1,789,720	Morgan Stanley & Co. International PLC	7/05/16	8,420
GBP	1,181,257	USD	1,620,000	JPMorgan Chase Bank N.A.	7/05/16	(47,375)
JPY	165,906,630	USD	1,620,000	Goldman Sachs International	7/05/16	(13,138)
MXN	1,526,967	USD	83,436	JPMorgan Chase Bank N.A.	7/05/16	44
MXN	3,313,010	USD	191,000	JPMorgan Chase Bank N.A.	7/05/16	(9,875)
RUB	50,960,580	USD	790,000	Société Générale	7/05/16	5,839
RUB	52,316,191	USD	810,000	Société Générale	7/05/16	7,010
SEK	13,825,730	USD	1,620,000	BNP Paribas S.A.	7/05/16	14,473
USD	77,242	BRL	281,084	Goldman Sachs International	7/05/16	(10,119)
USD	130,000	BRL	434,850	Goldman Sachs International	7/05/16	(5,152)
USD	328,765	BRL	1,099,720	Goldman Sachs International	7/05/16	(13,029)
USD	130,000	BRL	440,830	Morgan Stanley & Co. International PLC	7/05/16	(7,010)
USD	141,000	BRL	492,795	Royal Bank of Scotland PLC	7/05/16	(12,161)
USD	810,000	CAD	1,036,041	Royal Bank of Scotland PLC	7/05/16	8,063
USD	790,000	CAD	1,012,870	State Street Bank and Trust Co.	7/05/16	5,998
USD	74,400	COP	233,793,816	Credit Suisse International	7/05/16	(5,547)
USD	810,000	EUR	715,965	Citibank N.A.	7/05/16	15,306
USD	810,000	EUR	717,340	Morgan Stanley & Co. International PLC	7/05/16	13,780
USD	1,794,060	EUR	1,620,000	Morgan Stanley & Co. International PLC	7/05/16	(4,080)
USD	810,000	GBP	550,868	HSBC Bank PLC	7/05/16	76,621
USD	810,000	GBP	551,166	Northern Trust Corp.	7/05/16	76,225
USD	810,000	JPY	84,489,836	Citibank N.A.	7/05/16	(8,313)
USD	810,000	JPY	84,732,358	Morgan Stanley & Co. International PLC	7/05/16	(10,662)
USD	46,936	MXN	872,188	Citibank N.A.	7/05/16	(747)
USD	95,500	MXN	1,737,498	Goldman Sachs International	7/05/16	510
USD	132,000	MXN	2,415,732	JPMorgan Chase Bank N.A.	7/05/16	(70)
USD	1,600,000	RUB	105,200,000	Morgan Stanley & Co. International PLC	7/05/16	(45,132)
USD	810,000	SEK	6,705,523	Barclays Bank PLC	7/05/16	17,275
USD	810,000	SEK	6,679,630	Deutsche Bank AG	7/05/16	20,336
BRL	2,739,825	USD	810,000	Goldman Sachs International	7/06/16	41,266
BRL	2,749,545	USD	810,000	Royal Bank of Scotland PLC	7/06/16	44,286
COP	1,093,350,000	USD	370,000	BNP Paribas S.A.	7/06/16	3,787
COP	1,103,895,000	USD	370,000	BNP Paribas S.A.	7/06/16	7,392
COP	1,311,728,000	USD	440,000	Credit Suisse International	7/06/16	8,444
COP	1,300,640,000	USD	440,000	HSBC Bank PLC	7/06/16	4,653
EUR	115,327	RUB	8,288,574	Deutsche Bank AG	7/06/16	(1,392)
MXN	2,083,693	USD	112,000	Morgan Stanley & Co. International PLC	7/06/16	1,906
MXN	683,892	USD	37,000	State Street Bank and Trust Co.	7/06/16	385
RUB	8,743,540	EUR	115,327	Deutsche Bank AG	7/06/16	8,495
RUB	7,731,400	USD	116,000	Deutsche Bank AG	7/06/16	4,706
RUB	7,818,400	USD	116,000	Deutsche Bank AG	7/06/16	6,065
USD	1,620,000	BRL	5,589,000	Morgan Stanley & Co. International PLC	7/06/16	(116,507)
USD	290,000	COP	865,650,000	BNP Paribas S.A.	7/06/16	(5,942)
USD	715,000	COP	2,143,133,850	Credit Suisse International	7/06/16	(17,679)

BLACKROCK FUNDS II	JUNE 30, 2016	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	285,000	COP	852,150,000	HSBC Bank PLC	7/06/16	$ (6,327)
USD	330,000	COP	985,050,000	Royal Bank of Scotland PLC	7/06/16	(6,762)
USD	3,327,677	EUR	2,980,000	Barclays Bank PLC	7/06/16	19,863
USD	28,321	EUR	25,000	Morgan Stanley & Co. International PLC	7/06/16	571
USD	1,141	EUR	1,000	State Street Bank and Trust Co.	7/06/16	31
USD	62,458	JPY	6,937,250	Bank of America N.A.	7/06/16	(4,734)
USD	62,485	JPY	6,937,250	Morgan Stanley & Co. International PLC	7/06/16	(4,706)
USD	125,139	JPY	13,874,500	UBS AG	7/06/16	(9,245)
USD	149,000	MXN	2,781,555	Citibank N.A.	7/06/16	(3,055)
USD	18,273	MXN	342,000	HSBC Bank PLC	7/06/16	(422)
USD	116,000	RUB	7,611,688	BNP Paribas S.A.	7/06/16	(2,837)
USD	116,000	RUB	7,511,000	Deutsche Bank AG	7/06/16	(1,266)
MXN	2,070,557	USD	112,000	Goldman Sachs International	7/07/16	1,177
MXN	5,108,624	USD	268,564	Goldman Sachs International	7/07/16	10,674
USD	37,333	MXN	698,645	Deutsche Bank AG	7/07/16	(855)
USD	268,564	MXN	5,016,154	Deutsche Bank AG	7/07/16	(5,620)
USD	37,333	MXN	698,911	Royal Bank of Scotland PLC	7/07/16	(869)
USD	37,333	MXN	698,433	UBS AG	7/07/16	(843)
TRY	340,550	USD	115,000	BNP Paribas S.A.	7/08/16	3,155
TRY	229,525	USD	79,000	Morgan Stanley & Co. International PLC	7/08/16	635
USD	79,000	TRY	229,503	BNP Paribas S.A.	7/08/16	(627)
USD	115,000	TRY	342,383	Deutsche Bank AG	7/08/16	(3,791)
USD	71,400	ZAR	1,133,007	Citibank N.A.	7/08/16	(5,400)
USD	84,709	ZAR	1,344,837	Citibank N.A.	7/08/16	(6,450)
USD	178,500	ZAR	2,832,009	HSBC Bank PLC	7/08/16	(13,466)
ZAR	2,259,648	USD	147,600	BNP Paribas S.A.	7/08/16	5,569
ZAR	1,472,732	USD	98,400	Goldman Sachs International	7/08/16	1,428
ZAR	1,346,188	USD	88,609	Morgan Stanley & Co. International PLC	7/08/16	2,641
CNH	1,802,115	USD	270,000	BNP Paribas S.A.	7/11/16	257
IDR	10,756,800,000	USD	810,000	JPMorgan Chase Bank N.A.	7/11/16	2,740
IDR	10,759,230,000	USD	810,000	Standard Chartered Bank	7/11/16	2,923
USD	1,620,000	IDR	21,837,600,000	Standard Chartered Bank	7/11/16	(29,960)
EUR	241,750	USD	276,715	Goldman Sachs International	7/13/16	(8,301)
INR	10,015,780	USD	149,000	JPMorgan Chase Bank N.A.	7/13/16	(954)
USD	273,319	EUR	241,750	Royal Bank of Scotland PLC	7/13/16	4,905
USD	149,000	INR	10,166,270	Standard Chartered Bank	7/13/16	(1,270)
USD	85,000	ZAR	1,265,225	BNP Paribas S.A.	7/13/16	(673)
USD	85,000	ZAR	1,252,707	Morgan Stanley & Co. International PLC	7/13/16	175
ZAR	1,273,079	USD	85,000	Citibank N.A.	7/13/16	1,205
ZAR	1,287,248	USD	85,000	Goldman Sachs International	7/13/16	2,164
CAD	109,013	USD	84,000	Deutsche Bank AG	7/14/16	384
CAD	108,434	USD	84,000	Royal Bank of Canada	7/14/16	(64)
CAD	54,567	USD	42,000	Royal Bank of Scotland PLC	7/14/16	238
EUR	134,000	USD	151,450	Royal Bank of Scotland PLC	7/14/16	(2,665)
JPY	15,974,434	USD	149,000	Citibank N.A.	7/14/16	5,762
JPY	9,755,369	USD	91,000	Standard Chartered Bank	7/14/16	3,511
KRW	53,684,800	USD	46,400	Morgan Stanley & Co. International PLC	7/14/16	201
KRW	27,120,800	USD	23,200	Standard Chartered Bank	7/14/16	342
MYR	303,640	USD	74,500	JPMorgan Chase Bank N.A.	7/14/16	744

6	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	6,194,713	USD	95,000	BNP Paribas S.A.	7/14/16	$ 1,504
RUB	12,595,680	USD	192,000	BNP Paribas S.A.	7/14/16	4,221
RUB	12,654,720	USD	192,000	Deutsche Bank AG	7/14/16	5,141
USD	84,000	CAD	107,604	Morgan Stanley & Co. International PLC	7/14/16	707
USD	152,468	EUR	134,000	Morgan Stanley & Co. International PLC	7/14/16	3,683
USD	240,000	JPY	25,618,752	Royal Bank of Scotland PLC	7/14/16	(8,196)
USD	116,000	KRW	134,913,800	JPMorgan Chase Bank N.A.	7/14/16	(1,111)
USD	172,800	RUB	11,147,328	Deutsche Bank AG	7/14/16	(858)
USD	96,000	RUB	6,412,800	Morgan Stanley & Co. International PLC	7/14/16	(3,901)
USD	95,000	RUB	6,137,950	Société Générale	7/14/16	(620)
USD	149,000	TWD	4,803,015	JPMorgan Chase Bank N.A.	7/14/16	61
USD	81,840	MXN	1,519,305	Bank of America N.A.	7/19/16	(1,110)
USD	85,560	MXN	1,586,213	Bank of America N.A.	7/19/16	(1,043)
TRY	403,328	USD	137,600	HSBC Bank PLC	7/22/16	1,851
TRY	203,194	USD	68,800	Royal Bank of Scotland PLC	7/22/16	1,454
USD	206,400	TRY	600,149	Citibank N.A.	7/22/16	(1,102)
MXN	1,052,003	USD	55,500	BNP Paribas S.A.	7/28/16	1,887
BRL	438,217	USD	130,000	Goldman Sachs International	8/02/16	4,981
BRL	1,108,235	USD	328,765	Goldman Sachs International	8/02/16	12,597
USD	52,188	EUR	47,000	Citibank N.A.	8/03/16	(37)
USD	3,303,300	EUR	2,973,000	Morgan Stanley & Co. International PLC	8/03/16	(195)
USD	105,444	JPY	10,824,500	Bank of America N.A.	8/03/16	509
EUR	69,200	RUB	5,035,684	Deutsche Bank AG	8/16/16	(820)
EUR	134,000	USD	151,911	Deutsche Bank AG	8/16/16	(2,945)
EUR	86,400	USD	95,882	JPMorgan Chase Bank N.A.	8/16/16	168
EUR	241,750	USD	273,618	Royal Bank of Scotland PLC	8/16/16	(4,869)
JPY	25,593,912	USD	240,000	Royal Bank of Scotland PLC	8/16/16	8,220
MXN	875,790	USD	46,936	Citibank N.A.	8/16/16	741
MXN	2,134,419	USD	112,000	Deutsche Bank AG	8/16/16	4,195
MXN	5,036,879	USD	268,564	Deutsche Bank AG	8/16/16	5,638
MXN	2,081,615	USD	111,000	Royal Bank of Scotland PLC	8/16/16	2,321
RUB	5,094,366	EUR	69,200	Deutsche Bank AG	8/16/16	1,726
RUB	8,935,120	USD	134,000	Deutsche Bank AG	8/16/16	3,954
RUB	12,247,200	USD	189,000	Deutsche Bank AG	8/16/16	91
USD	95,259	EUR	86,400	Royal Bank of Scotland PLC	8/16/16	(791)
USD	151,610	EUR	134,000	Royal Bank of Scotland PLC	8/16/16	2,645
USD	128,299	GBP	96,700	Citibank N.A.	8/16/16	(488)
USD	50,000	JPY	5,143,400	BNP Paribas S.A.	8/16/16	117
USD	70,000	JPY	7,191,800	BNP Paribas S.A.	8/16/16	251
USD	50,000	JPY	5,139,250	Goldman Sachs International	8/16/16	158
USD	70,000	JPY	7,200,200	Morgan Stanley & Co. International PLC	8/16/16	170
USD	112,000	MXN	2,139,007	Citibank N.A.	8/16/16	(4,445)
USD	92,500	MXN	1,734,400	Goldman Sachs International	8/16/16	(1,918)
USD	112,000	MXN	2,078,787	Goldman Sachs International	8/16/16	(1,167)
USD	37,000	MXN	686,707	State Street Bank and Trust Co.	8/16/16	(383)
USD	189,000	RUB	12,620,475	Deutsche Bank AG	8/16/16	(5,854)
USD	134,000	RUB	8,736,800	JPMorgan Chase Bank N.A.	8/16/16	(892)
AUD	6,145,000	USD	4,543,459	Bank of America N.A.	9/21/16	25,466
AUD	5,190,000	USD	3,840,341	Morgan Stanley & Co. International PLC	9/21/16	18,524

BLACKROCK FUNDS II	JUNE 30, 2016	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,330,828	AUD	11,335,000	State Street Bank and Trust Co.	9/21/16	$(96,962)
USD	967,000	CNH	6,383,747	Deutsche Bank AG	11/07/16	14,814
USD	2,522,000	SAR	9,618,908	BNP Paribas S.A.	11/23/16	(32,891)
USD	1,887,000	SAR	7,171,544	Citibank N.A.	11/23/16	(17,843)
USD	2,560,000	SAR	9,758,720	Citibank N.A.	11/23/16	(32,026)
Total						$10,834

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)	Value
USD Currency	Call	Up-and-Out	Deutsche Bank AG	7/07/16	CNH	6.62	CNH	6.88	USD 270	$2,199
GBP Currency	Put	Down-and-Out	BNP Paribas S.A.	7/27/16	USD	1.34	USD	1.25	GBP 3,779	40,872
Total										$43,071

Exchange - Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Futures	Put	7/22/16	USD	132.00	109	$28,953
U.S. Treasury Notes (10 Year) Futures	Put	7/22/16	USD	130.50	92	7,187
Total						$36,140

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Citibank N.A.	7/01/16	MXN	17.65	USD	185	$8,146
USD Currency	Call	Morgan Stanley Capital Services LLC	7/01/16	TRY	2.95	USD	344	2
USD Currency	Call	UBS AG	7/01/16	RUB	64.50	USD	288	325
USD Currency	Call	BNP Paribas S.A.	7/08/16	ZAR	15.00	USD	282	1,347
USD Currency	Call	Goldman Sachs Bank USA	7/12/16	CAD	1.29	USD	168	1,801
USD Currency	Call	UBS AG	7/18/16	MXN	19.00	USD	111	609
USD Currency	Call	Deutsche Bank AG	8/05/16	JPY	106.00	USD	186	877
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	4,115	5,999
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	4,120	6,007
USD Currency	Put	JPMorgan Chase Bank N.A.	7/15/16	MXN	18.50	USD	736	10,224
USD Currency	Put	JPMorgan Chase Bank N.A.	7/15/16	MXN	18.30	USD	279	2,433
Total								$37,770

Exchange — Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Futures	Call	7/22/16	USD	135.00	109	$(13,625)

8	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Pay	3-month LIBOR	2/09/18	USD	2,100	$ (71,765)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-month LIBOR	4/05/18	USD	21,000	(128,503)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.80%	Pay	3-month LIBOR	4/12/18	USD	49,220	(260,733)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Receive	3-month LIBOR	2/09/18	USD	2,100	(22,648)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	4/05/18	USD	21,000	(38,536)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.80%	Receive	3-month LIBOR	4/12/18	USD	49,220	(109,289)
Total									$(631,474)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	43,005	$(337,001)
1.37%[1]	3-month LIBOR	10/05/16[2]	11/30/20	USD	26,130	(445,681)
1.44%[1]	3-month LIBOR	6/14/20[2]	6/14/21	USD	41,890	(38,186)
1.51%[1]	3-month LIBOR	6/14/20[2]	6/14/21	USD	41,565	(65,083)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	130	10,140
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	1,225	(161,823)
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	1,220	(164,281)
2.83%[3]	3-month LIBOR	N/A	7/10/45	USD	2,350	587,114
Total						$(614,801)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	5,716	$ 7,364	$(26)	$ 7,390
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	7,502	(9,114)	34	(9,148)
Total						$(1,750)	$ 8	$(1,758)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK FUNDS II	JUNE 30, 2016	9

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

OTC Total Return Swaps
Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/45	USD	449	$(6,451)	$ 174	$(6,625)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/45	USD	430	(6,187)	1,527	(7,714)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	USD	439	6,319	(553)	6,872
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	USD	439	6,319	1,331	4,988
Total						—	$2,479	$(2,479)

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10	BLACKROCK FUNDS II	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$27,986,299	$8,541,610	$36,527,909
Corporate Bonds	—	59,985,312	—	59,985,312
Foreign Government Obligations	—	3,786,558	—	3,786,558
Non-Agency Mortgage-Backed Securities	—	46,049,437	—	46,049,437
Project Loans	—	—	22,187	22,187
U.S. Government Sponsored Agency Securities	—	677,362,025	—	677,362,025
U.S. Treasury Obligations	—	496,964,552	—	496,964,552
Short-Term Securities:
Money Market Funds	$5,074,886	—	—	5,074,886
Options Purchased:
Foreign currency exchange contracts	—	80,841	—	80,841
Interest rate contracts	36,140	—	—	36,140
Liabilities:
Investments:
TBA Sale Commitments	—	(283,112,186)	—	(283,112,186)

Total	$5,111,026	$1,029,102,838	$8,563,797	$1,042,777,661

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$721,142	—	$721,142
Interest rate contracts	$192,704	616,504	—	809,208
Liabilities:
Foreign currency exchange contracts	—	(710,308)	—	(710,308)
Interest rate contracts	(1,482,595)	(1,867,016)	—	(3,349,611)

Total	$(1,289,891)	$(1,239,678)	—	$(2,529,569)

[1]     Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Futures contracts	$1,092,650	—	—	$1,092,650
Collateral — OTC derivatives	740,000	—	—	740,000
Centrally cleared swaps	633,560	—	—	633,560
Liabilities:
Bank overdraft	—	$(1,232)	—	(1,232)
Reverse repurchase agreements	—	(218,619,302)	—	(218,619,302)
Cash received as collateral for reverse repurchase agreements	—	(1,992,000)	—	(1,992,000)

Total	$2,466,210	$(220,612,534)	—	$(218,146,324)

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2016	11

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Opening Balance, as of September 30, 2015	$13,024,300	$1,413,438	$25,281	$14,463,019
Transfers out of Level 3	(4,500,000)	(1,413,438)	—	(5,913,438)
Accrued discounts/premiums	4,050	—	(35)	4,015
Net realized gain (loss)	—	—	(35)	(35)
Net change in unrealized appreciation (depreciation)[1]	13,260	—	(484)	12,776
Sales	—	—	(2,540)	(2,540)

Closing Balance, as of June 30, 2016	$8,541,610	—	$22,187	$8,563,797

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$13,260	—	$(484)	$12,776

[1]     Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FUNDS II	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 24, 2016